FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.0%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$4,629
China 44.7%
360 Security Technology Inc., A	Software	600	1,554
[a] 3SBio Inc.	Biotechnology	4,000	5,068
[a] 51job Inc., ADR	Professional Services	80	5,743
[a] 58.com Inc., ADR	Interactive Media & Services	316	17,045
A-Living Services Co. Ltd., H	Commercial Services & Supplies	1,500	7,558
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	2,000	12,270
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	386
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	400	1,329
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	4,707
Agricultural Bank of China Ltd., A	Banks	25,800	12,338
Agricultural Bank of China Ltd., H	Banks	102,000	41,061
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	780	4,795
Air China Ltd., A	Airlines	2,200	2,058
Air China Ltd., H	Airlines	4,000	2,384
Aisino Co.Ltd., A	Software	600	1,379
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,704	1,230,353
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	34,992
[a] Alpha Group	Leisure Equipment & Products	200	238
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	703
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	2,993
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	600	341
Angang Steel Co. Ltd.	Metals & Mining	1,000	347
Angang Steel Co. Ltd., H	Metals & Mining	5,200	1,268
Angel Yeast Co. Ltd., A	Food Products	200	1,400
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	260	658
Anhui Conch Cement Co. Ltd., A	Construction Materials	800	5,989
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	26,940
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	1,600	1,175
Anhui Gujing Distillery Co. Ltd., A	Beverages	200	4,251
Anhui Gujing Distillery Co. Ltd., B	Beverages	600	6,447
Anhui Xinhua Media Co. Ltd., A	Distributors	200	157
Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	222
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	35,301
Autohome Inc., ADR	Interactive Media & Services	194	14,647
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	400	2,833
AVIC Aircraft Co. Ltd.	Aerospace & Defense	1,000	2,510
Avic Capital Co. Ltd., A	Diversified Financial Services	3,400	1,905
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	671
Avic Heavy Machinery Co. Ltd., A	Machinery	200	289
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	200	1,160
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	929
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	8,000	3,623
BAIC Motor Corp. Ltd., H	Automobiles	8,000	3,458
[a] Baidu Inc., ADR	Interactive Media & Services	888	106,462
Bank of Beijing Co. Ltd., A	Banks	4,800	3,328
Bank of Changsha Co. Ltd., A	Banks	600	674
Bank of Chengdu Co. Ltd., A	Banks	200	225
Bank of China Ltd., A	Banks	13,000	6,401
Bank of China Ltd., H	Banks	254,000	94,056
Bank of Communications Co. Ltd., A	Banks	6,000	4,355
Bank of Communications Co. Ltd., H	Banks	28,000	17,269
Bank of Hangzhou Co. Ltd.	Banks	1,400	1,767
Bank of Jiangsu Co. Ltd., A	Banks	600	481

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Bank of Nanjing Co. Ltd., A	Banks	1,400	1,452
Bank of Ningbo Co. Ltd., A	Banks	1,200	4,460
Bank of Qingdao Co. Ltd., A	Banks	200	144
Bank of Shanghai Co. Ltd., A	Banks	2,180	2,560
Bank of Zhengzhou Co. Ltd.	Banks	440	214
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	2,800	1,807
BBMG Corp., A	Construction Materials	3,800	1,645
BBMG Corp., H	Construction Materials	8,000	1,559
Beijing Capital Co. Ltd., A	Water Utilities	2,800	1,192
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	332
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	2,503
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	773
Beijing Enlight Media Co. Ltd.	Entertainment	400	617
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	6,683
Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	7,793
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	4,000	795
Beijing Kunlun Tech Co. Ltd.	Entertainment	600	2,119
[a] Beijing Lanxum Technology Co. Ltd.	IT Services	200	554
Beijing New Building Materials PLC	Building Products	200	604
Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	159
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	877
Beijing Orient National Communication Science &Technology Co.
Ltd.	Software	200	351
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	600	3,449
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	460
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	121
Beijing Shiji Information Technology Co. Ltd.	Software	400	2,209
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	1,612
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	362
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	200	1,283
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	767
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	400	350
Beijing Yanjing Brewery Co. Ltd.	Beverages	400	388
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	200	277
Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	314
Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	396
[a] Bilibili Inc., ADR	Entertainment	462	21,400
Bluedon Information Security Technology Co. Ltd.	Software	200	113
Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	441
Bluestar Adisseo Co., A	Chemicals	200	346
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	7,800	5,154
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	2,800	1,048
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,000	2,477
Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	400	2,122
Bright Dairy & Food Co. Ltd., A	Food Products	200	421
Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	7,163
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	435
Budweiser Brewing Co. APAC Ltd.	Beverages	4,000	11,638
BYD Co. Ltd.	Automobiles	600	6,095
BYD Co. Ltd., H	Automobiles	2,000	15,444
BYD Electronic International Co. Ltd.	Communications Equipment	3,000	6,867
Caitong Securities Co. Ltd., A	Capital Markets	200	290
Camel Group Co. Ltd., A	Electrical Equipment	200	257
[a] CAR Inc.	Road & Rail	2,000	601
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	800	383
	Independent Power and Renewable
CECEP Wind-Power Corp.	Electricity Producers	400	120
Central China Securities Co. Ltd., A	Capital Markets	600	399
Central China Securities Co. Ltd., H	Capital Markets	2,000	325

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Independent Power and Renewable
[a] CGN Power Co. Ltd., A	Electricity Producers	2,400	1,005
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	38,000	7,845
Changjiang Securities Co. Ltd.	Capital Markets	2,000	1,907
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A	Auto Components	200	3,594
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	600	2,352
Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	521
[a] China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	364
China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	4,836
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	377
China Baoan Group Co. Ltd.	Industrial Conglomerates	200	241
[a] China Biologic Products Holdings Inc.	Biotechnology	78	7,970
China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	6,276
China CITIC Bank Corp. Ltd., A	Banks	2,200	1,603
China CITIC Bank Corp. Ltd., H	Banks	30,000	13,083
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	323
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	1,817
China Communications Construction Co. Ltd., A	Construction & Engineering	800	831
China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	9,021
China Communications Services Corp. Ltd.	Construction & Engineering	8,000	4,975
China Conch Venture Holdings Ltd.	Construction & Engineering	5,000	21,096
China Construction Bank Corp., A	Banks	1,600	1,428
China Construction Bank Corp., H	Banks	306,000	247,549
[a] China COSCO Holdings Co. Ltd., A	Marine	3,200	1,571
[a] China CSSC Holdings Ltd., A	Machinery	600	1,481
China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	279
[b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	2,000	3,618
[a] China Eastern Airlines Corp. Ltd., A	Airlines	1,200	716
[a] China Eastern Airlines Corp. Ltd., H	Airlines	8,000	2,849
China Enterprise Co. Ltd., A	Real Estate Management & Development	600	346
China Everbright Bank Co. Ltd., A	Banks	6,200	3,140
China Everbright Bank Co. Ltd., H	Banks	16,000	6,007
China Everbright International Ltd.	Commercial Services & Supplies	11,703	6,176
China Everbright Ltd.	Capital Markets	4,000	5,791
China Evergrande Group	Real Estate Management & Development	6,000	15,483
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	2,000	4,005
China Film Co. Ltd., A	Entertainment	200	372
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	800	2,588
China Galaxy Securities Co. Ltd., A	Capital Markets	400	649
China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	6,487
China Gas Holdings Ltd.	Gas Utilities	8,000	24,670
China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	673
China Great Wall Securities Co. Ltd., A	Capital Markets	400	697
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	400	747
China Hongqiao Group Ltd.	Metals & Mining	9,000	3,995
China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	3,623
[a] China International Capital Corp. Ltd., H	Capital Markets	4,000	7,855
China International Marine Containers (Group) Co. Ltd., H	Machinery	1,320	1,073
China International Marine Containers Group Co. Ltd.	Machinery	600	614
China International Travel Service Corp. Ltd., A	Specialty Retail	400	8,717
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	16,000	11,251
China Jushi Co. Ltd., A	Construction Materials	600	777
China Lesso Group Holdings Ltd.	Building Products	4,000	5,202
China Life Insurance Co. Ltd., A	Insurance	1,600	6,160
China Life Insurance Co. Ltd., H	Insurance	24,000	48,307
[a] China Literature Ltd.	Media	800	5,388
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	360	12,618
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	12,000	6,735
China Medical System Holdings Ltd.	Pharmaceuticals	4,000	4,712
China Meheco Co. Ltd., A	Trading Companies & Distributors	200	400

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] China Mengniu Dairy Co. Ltd.	Food Products	8,000	30,553
China Merchants Bank Co. Ltd., A	Banks	4,600	21,946
China Merchants Bank Co. Ltd., H	Banks	12,000	55,197
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	1,980
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	200	190
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	4,727
China Merchants Securities Co. Ltd.	Capital Markets	2,800	3,136
China Merchants Securities Co. Ltd., A	Capital Markets	1,400	4,348
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,800	4,187
China Minsheng Banking Corp. Ltd., A	Banks	6,400	5,134
China Minsheng Banking Corp. Ltd., H	Banks	21,000	14,415
China Mobile Ltd.	Wireless Telecommunication Services	17,000	114,716
China Molybdenum Co. Ltd., A	Metals & Mining	3,600	1,869
China Molybdenum Co. Ltd., H	Metals & Mining	12,000	3,917
China National Building Material Co. Ltd., H	Construction Materials	12,000	12,773
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,600	1,241
China National Medicines Corp. Ltd., A	Health Care Providers & Services	400	2,302
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	3,800	2,199
China National Software & Service Co. Ltd., A	Software	200	2,241
China Nonferrous Metal Industry's Foreign Engineeringand
Construction Co. Ltd.	Metals & Mining	400	237
[a] China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	791
China Oilfield Services Ltd., A	Energy Equipment & Services	1,400	2,603
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,184
China Orient Securities Co. Ltd., A	Capital Markets	1,400	1,880
China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	36,308
China Pacific Insurance Group Co. Ltd., A	Insurance	1,200	4,627
China Pacific Insurance Group Co. Ltd., H	Insurance	8,800	23,503
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	8,800	4,868
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	80,000	33,340
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	16,000	2,931
China Railway Construction Corp. Ltd., A	Construction & Engineering	2,600	3,083
China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	5,500
China Railway Group Ltd., H	Construction & Engineering	14,000	7,189
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	2,578
China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	316
China Reinsurance Group Corp., H	Insurance	22,000	2,242
China Resources Beer Holdings Co. Ltd.	Beverages	6,000	33,443
China Resources Cement Holdings Ltd.	Construction Materials	8,000	9,796
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	374
China Resources Gas Group Ltd.	Gas Utilities	3,000	14,612
China Resources Land Ltd.	Real Estate Management & Development	9,000	34,082
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	3,460
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	7,000	8,228
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	826
China Satellite Communications Co. Ltd., A	Media	600	1,529
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,400	2,844
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	18,765
China Shipbuilding Industry Co. Ltd., A	Machinery	5,600	3,169
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	600	156
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	366
China South City Holdings Ltd.	Real Estate Management & Development	8,000	815
China South Publishing & Media Group Co. Ltd., A	Media	400	599
China Southern Airlines Co. Ltd., A	Airlines	2,800	2,048
[a] China Southern Airlines Co. Ltd., H	Airlines	4,000	1,770
China Spacesat Co. Ltd., A	Aerospace & Defense	200	872
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	9,000	6,074
China State Construction International Holdings Ltd.	Construction & Engineering	4,000	2,333
China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	7,692

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

China Telecom Corp. Ltd., H	Diversified Telecommunication Services	44,000	12,319
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	152,000	26,868
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,860
China TransInfo Technology Co. Ltd.	IT Services	600	2,037
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,135
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	16,000	8,650
China United Network Communications Ltd., A	Wireless Telecommunication Services	7,200	4,931
China Vanke Co. Ltd., A	Real Estate Management & Development	2,800	10,356
China Vanke Co. Ltd., H	Real Estate Management & Development	5,200	16,438
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	2,600	6,967
[a] China Zheshang Bank Co. Ltd., A	Banks	2,200	1,226
China Zhongwang Holdings Ltd.	Metals & Mining	4,800	904
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	333
Chongqing Changan Automobile Co. Ltd.	Automobiles	1,400	2,179
Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	1,362
Chongqing Dima Industry Co. Ltd., A	Real Estate Management & Development	400	158
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	1,019
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,800	1,202
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	3,148
Chongqing Water Group Co. Ltd., A	Water Utilities	200	141
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	5,668
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	9,352
CIMC Enric Holdings Ltd.	Machinery	4,000	1,584
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	233
[a] CITIC Guoan Information Industry Co. Ltd.	Media	400	135
Citic Pacific Ltd.	Industrial Conglomerates	16,000	15,029
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	680	1,644
CITIC Securities Co. Ltd., A	Capital Markets	2,200	7,505
CITIC Securities Co. Ltd., H	Capital Markets	8,000	15,132
[a] CMST Development Co. Ltd., A	Air Freight & Logistics	200	124
[a] CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	3,800	1,253
CNOOC Ltd.	Oil, Gas & Consumable Fuels	52,000	57,834
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	4,934
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	16,000	1,528
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	1,786
[a] COSCO Shipping Holdings Co. Ltd.	Marine	8,000	2,302
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	4,000	2,147
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	31,936
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	18,580
CRRC Corp. Ltd., A	Machinery	5,400	4,256
CRRC Corp. Ltd., H	Machinery	14,000	5,907
CSC Financial Co. Ltd., A	Capital Markets	200	1,114
CSC Financial Co. Ltd., H	Capital Markets	3,000	3,395
CSG Holding Co. Ltd.	Construction Materials	400	284
CSG Holding Co. Ltd.	Construction Materials	3,101	856
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,800	31,734
[a] CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,342
[a] CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	479
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	220	849
Dali Foods Group Co. Ltd.	Food Products	7,000	4,245
Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	341
Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,391
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	200	2,298
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	16,000	2,085
[a] Datong Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	400	222
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	280	1,521
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	749
Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	426
DHC Software Co. Ltd.	IT Services	600	1,063
Digital China Information Service Co. Ltd.	IT Services	200	435
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,013

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	501
Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	418
Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	4,779
Dongxing Securities Co. Ltd., A	Capital Markets	400	617
East Money Information Co. Ltd.	Capital Markets	1,800	5,144
ENN Ecological Holdings Co. Ltd., A	Chemicals	200	293
ENN Energy Holdings Ltd.	Gas Utilities	2,400	27,002
Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	152
Eve Energy Co. Ltd.	Electrical Equipment	380	2,573
Everbright Securities Co. Ltd., A	Capital Markets	600	1,363
Everbright Securities Co. Ltd., H	Capital Markets	400	289
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	560	498
Far East Horizon Ltd.	Diversified Financial Services	8,000	6,792
FAW CAR Co. Ltd.	Automobiles	200	304
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	400	1,636
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	10,000	1,071
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	564
First Capital Securities Co. Ltd.	Capital Markets	200	196
Focus Media Information Technology Co. Ltd.	Media	3,800	2,995
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	4,224
Fosun International Ltd.	Industrial Conglomerates	8,000	10,177
Founder Securities Co. Ltd., A	Capital Markets	2,400	2,404
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	600	1,286
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	200	205
Fujian Longking Co. Ltd., A	Machinery	200	249
Fujian Sunner Development Co. Ltd.	Food Products	200	821
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	2,400	5,716
Ganfeng Lithium Co. Ltd.	Metals & Mining	400	3,032
Ganfeng Lithium Co. Ltd., H	Metals & Mining	400	1,850
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	800	295
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	3,800	995
[a] GDS Holdings Ltd., ADR	IT Services	272	21,668
Geely Automobile Holdings Ltd.	Automobiles	16,000	25,186
GEM Co. Ltd.	Metals & Mining	800	563
Gemdale Corp., A	Real Estate Management & Development	1,400	2,714
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	8,227
GF Securities Co. Ltd.	Capital Markets	1,600	3,196
GF Securities Co. Ltd., H	Capital Markets	5,200	5,569
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	100	3,338
Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	184
Glodon Co. Ltd.	Software	400	3,945
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	1,000	4,154
[a] GOME Retail Holdings Ltd.	Specialty Retail	30,000	4,993
Gosuncn Technology Group Co. Ltd.	Communications Equipment	200	171
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	288
Great Wall Motor Co. Ltd., A	Automobiles	400	437
Great Wall Motor Co. Ltd., H	Automobiles	11,000	6,869
Greattown Holdings Ltd., A	Real Estate Management & Development	200	168
Gree Electric Appliances Inc. of Zhuhai	Household Durables	1,200	9,605
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,200	1,924
Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	2,996
Greentown China Holdings Ltd., rts., 2/20/49	Real Estate Management & Development	56	—
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	400	732
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	152	9,118
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	600	401

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	4,000	1,032
	Electronic Equipment, Instruments &
Guangdong Ellington Electronics Technology Co. Ltd., A	Components	200	295
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	200	354
Guangdong Haid Group Co. Ltd.	Food Products	400	2,693
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	391
Guangdong Investment Ltd.	Water Utilities	8,000	13,728
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	1,600	2,406
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	458
Guangshen Railway Co. Ltd., H	Road & Rail	12,000	2,245
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	600	360
Guangxi Liugong Machinery Co. Ltd.	Machinery	800	714
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	454
Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	255
Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	8,655
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	431
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	1,514
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	600	2,745
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	732
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	3,200	3,724
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	284
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	606
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	129
Guosen Securities Co. Ltd.	Capital Markets	1,400	2,238
[a] Guosheng Financial Holding Inc.	Electrical Equipment	200	259
Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	4,426
Guotai Junan Securities Co. Ltd., A	Capital Markets	1,600	3,907
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	760
Guoyuan Securities Co. Ltd.	Capital Markets	400	475
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	2,000	8,438
Haier Electronics Group Co. Ltd.	Household Durables	4,000	12,103
Haier Smart Home Co. Ltd., A	Household Durables	1,400	3,506
Haitian International Holdings Ltd.	Machinery	2,000	4,062
Haitong Securities Co. Ltd., A	Capital Markets	1,800	3,204
Haitong Securities Co. Ltd., H	Capital Markets	11,200	9,046
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	200	1,017
Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	336
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	242
	Electronic Equipment, Instruments &
Hangzhou Century Co. Ltd.	Components	200	383
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	200	1,412
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	1,800	7,729
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	200	402
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	880
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	719
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	2,883
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	14,128
Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	4,522
Heilongjiang Agriculture Co. Ltd., A	Food Products	400	911
Henan Senyuan Electric Co. Ltd.	Electrical Equipment	200	141
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	800	5,217
Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	200
Hengan International Group Co. Ltd.	Personal Products	2,000	15,664
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	400	637
Hengli Petrochemical Co. Ltd., A	Chemicals	960	1,902
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	892
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	600	1,393
Hesteel Co. Ltd.	Metals & Mining	1,400	404

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	200	3,766
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	400	297
Hongfa Technology Co. Ltd., A	Electrical Equipment	400	2,271
Hongta Securities Co. Ltd., A	Capital Markets	400	1,098
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	4,160
Huaan Securities Co. Ltd., A	Capital Markets	400	387
Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	1,044
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	12,000	3,840
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	600	290
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	2,302
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	716
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	400
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	200	691
Hualan Biological Engineering Inc.	Biotechnology	520	3,687
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	800	478
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	6,007
Huapont Life Sciences Co. Ltd.	Chemicals	600	457
Huatai Securities Co. Ltd., A	Capital Markets	1,400	3,724
Huatai Securities Co. Ltd., H	Capital Markets	6,000	9,553
Huaxi Securities Co. Ltd.	Capital Markets	400	602
Huaxia Bank Co. Ltd., A	Banks	3,400	2,944
Huaxin Cement Co. Ltd., A	Construction Materials	200	671
Huaxin Cement Co. Ltd., B	Construction Materials	1,000	1,820
Huayu Automotive Systems Co. Ltd.	Auto Components	800	2,353
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	1,400	1,032
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	800	398
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	500
Hunan Gold Corp. Ltd.	Metals & Mining	200	223
Hunan Valin Steel Co. Ltd.	Metals & Mining	600	320
Hundsun Technologies Inc., A	Software	260	3,962
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	219
[a] Hytera Communications Corp. Ltd., A	Communications Equipment	200	215
[a] HyUnion Holding Co. Ltd.	Auto Components	200	164
Iflytek Co. Ltd.	Software	400	2,118
Industrial and Commercial Bank of China Ltd.	Banks	14,800	10,428
Industrial and Commercial Bank of China Ltd., H	Banks	258,000	156,455
Industrial Bank Co. Ltd., A	Banks	4,200	9,377
Industrial Securities Co. Ltd., A	Capital Markets	2,400	2,326
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	12,200	1,864
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	294
	Independent Power and Renewable
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	1,200	418
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,200	5,285
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	2,400	1,555
[a] Innovent Biologics Inc.	Biotechnology	4,000	29,676
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	424	2,350
[a,d] Iqiyi Inc., ADR	Entertainment	714	16,558
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,782	167,421
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	278
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,686
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	200	2,269
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	960	12,537
Jiangsu King's Luck Brewery JSC Ltd.	Beverages	200	1,126
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	400	5,950
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	1,030

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	163
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	504
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	648
Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	200	120
Jiangxi Bank Co. Ltd., H	Banks	3,000	1,335
Jiangxi Copper Co. Ltd., A	Metals & Mining	400	762
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	4,031
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	989
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,652
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	890
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	525
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	924
[a,b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	4,000	6,059
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	600	2,363
Jiuzhitang Co. Ltd.	Pharmaceuticals	200	285
Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	427
JoInc. Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	919
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	200	144
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	527
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	400	3,313
Joyoung Co. Ltd.	Household Durables	200	1,055
[a] JOYY Inc., ADR	Interactive Media & Services	166	14,699
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	2,658
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	7,780
[a] Kingdee International Software Group Co. Ltd.	Software	8,000	18,600
Kingsoft Corp. Ltd.	Software	2,000	9,303
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	200	205
Kunlun Energy Co. Ltd.	Gas Utilities	8,000	5,182
Kweichow Moutai Co. Ltd., A	Beverages	300	62,094
KWG Group Holdings Ltd.	Real Estate Management & Development	5,000	8,400
Lakala Payment Co. Ltd., A	IT Services	400	1,968
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	600	1,833
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	3,220
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,800	2,102
	Technology Hardware, Storage &
[a] Legend Holdings Corp., rts., 2/20/49	Peripherals	123	—
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	28,000	15,498
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	200	793
Leo Group Co. Ltd.	Media	1,200	655
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	200	1,033
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	200	172
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	5,000	15,870
Liaoning Cheng Da Co. Ltd., A	Distributors	800	2,143
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	125
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	780	3,935
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	7,081
Lomon Billions Group Co. Ltd.	Chemicals	200	524
[a] Loncin Motor Co. Ltd., A	Automobiles	400	219
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	5,000	23,773
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	1,000	5,763
Luxi Chemical Group Co. Ltd.	Chemicals	400	422
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	1,795	13,041
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	3,669
Luzhou Laojiao Co. Ltd., A	Beverages	200	2,578
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	292
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,073

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Mango Excellent Media Co. Ltd.	Entertainment	540	4,981
Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	1,060
	Technology Hardware, Storage &
[a,b,c] Meitu Inc., 144A, Reg S	Peripherals	7,000	1,373
[a,b] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	11,600	257,281
Metallurgical Corp. of China Ltd.	Construction & Engineering	10,000	1,587
Metallurgical Corp. of China Ltd., A	Construction & Engineering	2,800	994
Minth Group Ltd.	Auto Components	2,000	5,690
[a] MMG Ltd.	Metals & Mining	8,000	1,652
Momo Inc., ADR	Interactive Media & Services	456	7,971
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	200	560
Muyuan Foodstuff Co. Ltd.	Food Products	740	8,585
MYS Group Co. Ltd.	Containers & Packaging	200	123
NanJi E-Commerce Co. Ltd.	Media	400	1,198
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	274
Nanjing Securities Co. Ltd., A	Capital Markets	200	404
Nari Technology Development Co. Ltd., A	Electrical Equipment	1,000	2,865
NavInfo Co. Ltd.	Household Durables	200	467
NetEase Inc., ADR	Entertainment	242	103,910
New China Life Insurance Co. Ltd., A	Insurance	600	3,759
New China Life Insurance Co. Ltd., H	Insurance	3,000	10,045
New Hope Liuhe Co. Ltd.	Food Products	1,000	4,216
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	452	58,864
Newland Digital Technology Co. Ltd.	Software	200	452
Nexteer Automotive Group Ltd.	Auto Components	4,000	2,746
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	5,427
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	400	1,863
[a] Ningbo Joyson Electronic Corp.	Auto Components	600	2,021
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	194
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,200	1,616
Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	1,000	1,191
[a,d] NIO Inc., ADR	Automobiles	2,600	20,072
North Huajin Chemical Industries Co. Ltd.	Chemicals	800	512
Northeast Securities Co. Ltd.	Capital Markets	400	478
NSFOCUS Information Technology Co. Ltd.	Software	200	659
Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	400	213
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	644
	Electronic Equipment, Instruments &
[a] OFILM Group Co. Ltd.	Components	400	1,041
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	76	1,388
Oppein Home Group Inc., A	Household Durables	200	3,280
ORG Technology Co. Ltd.	Containers & Packaging	400	237
Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	1,767
Oriental Pearl Group Co. Ltd., A	Media	1,400	1,912
[a] Ourpalm Co. Ltd.	Entertainment	800	830
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	398
People's Insurance Co. Group of China Ltd., H	Insurance	28,000	8,165
Perfect World Co. Ltd.	Entertainment	400	3,262
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	72,000	23,875
[b,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	200	2,064
PICC Property and Casualty Co. Ltd., H	Insurance	20,000	16,489
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	882	75,711
Ping An Bank Co. Ltd., A	Banks	4,200	7,606
[a,b] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	1,200	18,254
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,000	179,990
Ping An Insurance Group Co. of China Ltd., A	Insurance	2,600	26,266
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	318
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	2,400	5,019
Poly Property Development Co. Ltd., H	Real Estate Management & Development	400	4,026
Poly Property Group Co. Ltd.	Real Estate Management & Development	4,000	1,203
Postal Savings Bank of China Co. Ltd., H	Banks	32,000	18,373
Power Construction Corp. of China Ltd.	Construction & Engineering	2,600	1,273
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	161

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[b] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,126
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	593
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	3,200	1,136
Rainbow Department Store Co. Ltd.	Multiline Retail	200	270
[a] Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	152
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,200	1,232
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	200	300
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	688
Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	348
SAIC Motor Corp. Ltd.	Automobiles	2,400	5,769
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	1,000	3,537
Sansteel Minguang Co. Ltd.	Metals & Mining	400	377
Sany Heavy Industry Co. Ltd., A	Machinery	1,800	4,778
SDIC Capital Co. Ltd., A	Capital Markets	400	720
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	1,000	1,112
Sealand Securities Co. Ltd.	Capital Markets	780	479
[a] Seazen Group Ltd.	Real Estate Management & Development	8,000	6,947
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	800	3,536
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	10,000	34,837
SF Holding Co. Ltd.	Air Freight & Logistics	600	4,644
Shaan Xi Provincial Natural Gas Co. Ltd.	Gas Utilities	400	346
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,020
Shaanxi International Trust Co. Ltd.	Capital Markets	400	210
Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	699
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	975
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	359
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	2,100	4,460
Shandong Gold Mining Co. Ltd., A	Metals & Mining	400	2,073
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	521
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	500
Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	387
Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	572
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	804
Shandong Publishing & Media Co. Ltd., A	Media	400	354
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	539
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	17,795
[a] Shandong Xinchao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	86
Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	239
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	225
Shanghai Baosight Software Co. Ltd., A	Software	200	1,672
Shanghai Baosight Software Co. Ltd., B	Software	1,100	2,543
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,800	713
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	608
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	258
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	713
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,406
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	200	209
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	340
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	1,916
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	6,683
Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	466
Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	145
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,076
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	600	6,118
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,400	2,020
Shanghai Jahwa United Co. Ltd., A	Personal Products	400	2,711
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	780
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	4,280	3,317
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	200	1,545
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	479

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,040
Shanghai Pudong Development Bank Co. Ltd., A	Banks	6,000	8,982
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	200	2,915
[a] Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,000	1,197
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	706
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	506
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	640
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	716
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	752
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	576
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	873
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	315
Shanxi Securities Co. Ltd.	Capital Markets	520	481
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	4,103
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	780	414
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	250
[a] Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	200
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	800	3,313
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	4,400	3,144
[b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	2,651
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	600	1,688
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	210
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	434
	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	200	203
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	480	315
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	600	1,940
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,046
Shenzhen Gas Corporation Ltd., A	Gas Utilities	600	552
Shenzhen Grandland Group Co. Ltd.	Construction & Engineering	400	190
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	411
Shenzhen Inovance Technology Co. Ltd.	Machinery	800	4,300
Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	4,777
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	3,793
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	252
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	200	618
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	4,589
[a] Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	549
	Electronic Equipment, Instruments &
Shenzhen Kinwong Electronic Co. Ltd., A	Components	400	1,992
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	200	8,651
[a] Shenzhen MTC Co. Ltd.	Household Durables	400	280
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,200
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	839
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	1,500
Shenzhen World Union Properties Consultancy Inc.	Real Estate Management & Development	3,200	1,263
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	600	316
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,200	26,512
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	295
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	883
Shimao Property Holdings Ltd.	Real Estate Management & Development	4,000	16,928
Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,508
Shui On Land Ltd.	Real Estate Management & Development	13,000	2,181
[a] Siasun Robot & Automation Co. Ltd.	Machinery	200	387
Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	2,400	1,151
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	224
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,783
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	153
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	540
Sieyuan Electric Co. Ltd.	Electrical Equipment	200	579

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	14,000	1,337
[a] SINA Corp.	Interactive Media & Services	214	7,685
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	2,400
Sinochem International Corp., A	Trading Companies & Distributors	600	430
Sinolink Securities Co. Ltd., A	Capital Markets	400	646
Sinoma International Engineering Co.	Construction & Engineering	600	448
Sinoma Science & Technology Co. Ltd.	Chemicals	200	439
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	2,129
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	516
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	143
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	295
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	2,880
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	10,239
Sinotrans Ltd., A	Air Freight & Logistics	3,400	1,554
Sinotrans Ltd., H	Air Freight & Logistics	6,000	1,215
Sinotruk Hong Kong Ltd.	Machinery	2,000	5,174
SITC International Holdings Co. Ltd.	Marine	2,000	2,134
[a] Soho China Ltd.	Real Estate Management & Development	7,000	2,457
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	360	881
SooChow Securities Co. Ltd., A	Capital Markets	520	600
Southwest Securities Co. Ltd., A	Capital Markets	800	520
STO Express Co. Ltd.	Air Freight & Logistics	200	464
Sun Art Retail Group Ltd.	Food & Staples Retailing	7,000	11,958
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	33,495
Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	407
Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	437
Suning.com Co. Ltd.	Specialty Retail	2,400	2,978
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,000	31,998
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	200	535
Suofeiya Home Collection Co. Ltd.	Household Durables	200	684
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	445
Tahoe Group Co. Ltd.	Real Estate Management & Development	200	144
[a] TAL Education Group, ADR	Diversified Consumer Services	1,130	77,269
Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	454
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	252
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	264
TBEA Co. Ltd., A	Electrical Equipment	1,400	1,341
TCL Corp.	Household Durables	3,600	3,158
Tencent Holdings Ltd.	Interactive Media & Services	18,600	1,196,571
[a] Tencent Music Entertainment Group, ADR	Entertainment	1,408	18,952
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	449
Tian Di Science & Technology Co. Ltd., A	Machinery	800	332
Tianfeng Securities Co. Ltd., A	Capital Markets	1,040	892
Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	188
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	781
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	1,000	3,178
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	800	1,739
[a] Tianqi Lithium Corp.	Chemicals	260	844
Times China Holdings Ltd.	Real Estate Management & Development	2,000	3,695
Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	585	794
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	12,407
[a,b] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	4,323
Tongding Interconnection Information Co. Ltd.	Communications Equipment	200	145
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	986
[a] Tongkun Group Co. Ltd., A	Chemicals	200	361
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	382
Tongwei Co. Ltd., A	Food Products	800	1,967
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	200	4,719
Topsports International Holdings Ltd.	Specialty Retail	2,000	2,555
[a] Towngas China Co. Ltd.	Gas Utilities	4,000	1,806
TravelSky Technology Ltd., H	IT Services	4,000	7,040

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	1,498	38,828
Tsingtao Brewery Co. Ltd., A	Beverages	200	2,165
Tsingtao Brewery Co. Ltd., H	Beverages	1,400	10,386
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	600	227
Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	210
Uni-President China Holdings Ltd.	Food Products	4,000	3,984
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	400	2,432
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	600	1,854
Venustech Group Inc.	Software	200	1,190
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,364	27,157
Walvax Biotechnology Co. Ltd.	Biotechnology	600	4,445
[a] Wanda Film Holding Co. Ltd., A	Entertainment	600	1,296
Wangfujing Group Co. Ltd., A	Multiline Retail	200	1,289
Wangsu Science & Technology Co. Ltd.	IT Services	400	480
Wanhua Chemical Group Co. Ltd., A	Chemicals	800	5,658
Want Want China Holdings Ltd.	Food Products	18,000	13,586
Wanxiang Qianchao Co. Ltd.	Auto Components	2,000	1,370
[a] Weibo Corp., ADR	Interactive Media & Services	182	6,115
Weichai Power Co. Ltd., A	Machinery	1,800	3,494
Weichai Power Co. Ltd., H	Machinery	6,000	11,179
Weifu High-Technology Co. Ltd., B	Auto Components	600	1,021
Wens Foodstuffs Group Co. Ltd.	Food Products	720	2,221
Western Securities Co. Ltd.	Capital Markets	600	693
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	200	604
	Semiconductors & Semiconductor
Will Semiconductor Ltd.	Equipment	100	2,857
	Electronic Equipment, Instruments &
[a] Wingtech Technology Co. Ltd., A	Components	400	7,128
Winning Health Technology Group Co. Ltd.	Health Care Technology	780	2,532
Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	318
Wonders Information Co. Ltd.	IT Services	200	625
Wuchan Zhongda Group Co. Ltd., A	Distributors	600	357
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	340	1,409
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	400	2,649
Wuliangye Yibin Co. Ltd., A	Beverages	800	19,369
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	600	2,121
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	200	2,734
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	840	10,914
[a] Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	3,000	54,887
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	200	1,308
XCMG Construction Machinery Co. Ltd.	Machinery	1,400	1,171
Xiamen C & D Inc., A	Trading Companies & Distributors	600	688
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	374
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	200	561
Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	335
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	37,200	61,628
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	506
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,355
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	846
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	1,713
Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	128
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	11,364
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	358

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Yango Group Co. Ltd.	Real Estate Management & Development	400	359
[b] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,837
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,664
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	877
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	248
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	2,988
Yealink Network Technology Corp. Ltd.	Communications Equipment	200	1,932
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	650
[a] Yihai International Holding Ltd.	Food Products	2,000	20,502
Yintai Gold Co. Ltd.	Metals & Mining	200	444
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	2,000	2,654
Yonyou Network Technology Co. Ltd., A	Software	780	4,867
Yotrio Group Co. Ltd.	Leisure Equipment & Products	400	225
Youngor Group Co. Ltd., A	Real Estate Management & Development	1,400	1,181
YTO Express Group Co. Ltd., A	Air Freight & Logistics	600	1,236
Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	471
Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	4,273
Yunda Holding Co. Ltd.	Air Freight & Logistics	400	1,384
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	600	370
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	400	5,309
[a] Yunnan Copper Co. Ltd.	Metals & Mining	200	300
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	200	1,862
[a] Yunnan Tin Co. Ltd.	Metals & Mining	200	242
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	100	2,409
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,503
Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	219
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	746
[a] Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	311
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	180	437
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	400	1,087
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,828
Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	248
Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	224
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	205
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	660	3,168
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	600	3,299
Zhejiang Juhua Co. Ltd., A	Chemicals	400	390
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	724
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	545
Zhejiang NHU Co. Ltd.	Pharmaceuticals	800	3,294
Zhejiang Runtu Co. Ltd.	Chemicals	200	259
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,040	3,223
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	200
Zhejiang Supor Co. Ltd.	Household Durables	200	2,009
[a] Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	183
Zhejiang Wanliyang Co. Ltd.	Machinery	200	246
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	329
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	868
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	167
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	690
Zheshang Securities Co. Ltd., A	Capital Markets	200	280
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	5,938
Zhongji Innolight Co. Ltd.	Communications Equipment	200	1,783
Zhongjin Gold Corp. Ltd., A	Metals & Mining	400	517
Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	436
Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	11,070
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,400	3,559
Zijin Mining Group Co. Ltd., A	Metals & Mining	7,000	4,358
Zijin Mining Group Co. Ltd., H	Metals & Mining	16,000	7,452
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,200	1,092
[a] Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	4,400	3,389
[a] ZTE Corp.	Communications Equipment	1,000	5,678

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] ZTE Corp., H	Communications Equipment	2,400	7,339
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,236	45,374
			7,678,212
Hong Kong 8.2%
AIA Group Ltd.	Insurance	39,200	365,677
[a] Alibaba Pictures Group Ltd.	Entertainment	40,000	5,316
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,200	12,595
BOC Hong Kong (Holdings) Ltd.	Banks	12,000	38,166
Cathay Pacific Airways Ltd.	Airlines	2,000	1,935
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	8,000	4,160
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	3,600	3,442
CK Asset Holdings Ltd.	Real Estate Management & Development	9,000	53,648
CK Hutchison Holdings Ltd.	Industrial Conglomerates	8,000	51,403
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	10,296
CLP Holdings Ltd.	Electric Utilities	5,600	54,913
Dah Sing Banking Group Ltd.	Banks	2,400	2,192
Dah Sing Financial Group	Banks	800	2,240
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,000	4,650
[a,b,c] ESR Cayman Ltd., Reg S, 144A	Real Estate Management & Development	3,600	8,509
Guotai Junan International holdings Ltd.	Capital Markets	10,000	1,303
Haitong International Securities Group Ltd.	Capital Markets	10,000	2,387
Hang Lung Group Ltd.	Real Estate Management & Development	2,000	4,650
Hang Lung Properties Ltd.	Real Estate Management & Development	6,000	14,213
Hang Seng Bank Ltd.	Banks	2,400	40,287
Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,000	15,173
Hong Kong and China Gas Co. Ltd.	Gas Utilities	33,936	52,543
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	4,000	170,313
Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,600	14,868
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	6,413
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	700	29,218
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	12,930
Johnson Electric Holdings Ltd.	Auto Components	1,000	1,773
Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,161
Kingboard Laminates Holdings Ltd.	Chemicals	4,000	4,020
Lifestyle International Holdings Ltd.	Multiline Retail	2,000	1,644
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	6,600	53,947
Melco International Development Ltd.	Hotels, Restaurants & Leisure	2,000	3,871
MTR Corp. Ltd.	Road & Rail	5,000	25,902
New World Development Co. Ltd.	Real Estate Management & Development	4,500	21,367
NWS Holdings Ltd.	Industrial Conglomerates	4,000	3,453
PCCW Ltd.	Diversified Telecommunication Services	14,000	7,984
Power Assets Holdings Ltd.	Electric Utilities	4,500	24,473
Sa Sa International Holdings Ltd.	Specialty Retail	8,000	1,342
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	4,200	4,227
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	3,437
Shun Tak Holdings Ltd.	Industrial Conglomerates	4,000	1,486
Sino Biopharmaceutical Ltd.	Pharmaceuticals	20,000	37,675
Sino Land Co. Ltd.	Real Estate Management & Development	8,000	10,064
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,500	57,451
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	10,606
Swire Pacific Ltd., B	Real Estate Management & Development	2,500	2,384
Swire Properties Ltd.	Real Estate Management & Development	3,600	9,141
Techtronic Industries Co. Ltd.	Machinery	4,000	39,120
Television Broadcasts Ltd.	Media	1,200	1,393
The Bank of East Asia Ltd.	Banks	3,600	8,221
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	8,134
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	28,000	5,058
Vitasoy International Holdings Ltd.	Food Products	2,000	7,651
VTech Holdings Ltd.	Communications Equipment	600	3,604
[b] WH Group Ltd., Reg S	Food Products	27,000	23,132

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	28,643
Xinyi Glass Holdings Ltd.	Auto Components	8,000	9,806
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,560
			1,414,170
India 9.3%
[a] 3M India Ltd.	Industrial Conglomerates	6	1,494
[a] ABB India Ltd.	Electrical Equipment	170	2,119
ACC Ltd.	Construction Materials	144	2,541
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,107
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	10,831
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	3,204	1,528
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	1,479
Alkem Laboratories Ltd.	Pharmaceuticals	86	2,698
Ambuja Cements Ltd.	Construction Materials	2,124	5,446
Ashok Leyland Ltd.	Machinery	4,202	2,613
Asian Paints Ltd.	Chemicals	936	20,919
AU Small Finance Bank Ltd.	Banks	470	3,383
Aurobindo Pharma Ltd.	Pharmaceuticals	810	8,279
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	438	13,442
Axis Bank Ltd.	Banks	6,564	35,353
Bajaj Auto Ltd.	Automobiles	302	11,304
Bajaj Finance Ltd.	Consumer Finance	602	22,572
Bajaj Finserv Ltd.	Insurance	114	8,825
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	3,031
Bandhan Bank Ltd	Banks	1,966	8,314
[a] Bank of Baroda	Banks	2,666	1,716
[a] Bank of India	Banks	972	628
Bata India Ltd.	Textiles, Apparel & Luxury Goods	64	1,107
Berger Paints India Ltd.	Chemicals	830	5,429
Bharat Electronics Ltd.	Aerospace & Defense	2,016	2,367
Bharat Forge Ltd.	Auto Components	668	2,825
Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	1,356
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,238	16,039
[a] Bharti Airtel Ltd.	Wireless Telecommunication Services	7,198	53,372
Bharti Infratel Ltd.	Diversified Telecommunication Services	2,614	7,669
Biocon Ltd.	Biotechnology	984	5,084
Bosch Ltd.	Auto Components	24	3,629
Britannia Industries Ltd.	Food Products	174	8,305
Cadila Healthcare Ltd.	Pharmaceuticals	816	3,816
[a] Canara Bank Ltd.	Banks	546	727
Castrol India Ltd.	Chemicals	1,746	2,907
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	652	1,636
Cipla Ltd.	Pharmaceuticals	992	8,412
Coal India Ltd.	Oil, Gas & Consumable Fuels	4,968	8,741
Colgate-Palmolive India Ltd.	Personal Products	242	4,509
Container Corp. of India Ltd.	Road & Rail	734	4,063
Cummins India Ltd.	Machinery	256	1,330
Dabur India Ltd.	Personal Products	1,662	10,257
[a] Dalmia Bharat Ltd.	Construction Materials	142	1,266
Divi's Laboratories Ltd.	Life Sciences Tools & Services	244	7,365
DLF Ltd.	Real Estate Management & Development	2,114	4,145
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	266	13,898
Eicher Motors Ltd.	Automobiles	46	11,170
Emami Ltd.	Personal Products	420	1,228
	Equity Real Estate Investment Trusts
[a] Embassy Office Parks REIT	(REITs)	400	1,815
Exide Industries Ltd.	Auto Components	786	1,543
Federal Bank Ltd.	Banks	4,584	3,096
[a] Future Retail Ltd.	Multiline Retail	696	1,188
GAIL India Ltd.	Gas Utilities	3,600	4,870
Gillette India Ltd.	Personal Products	28	1,848
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	474	2,827

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] GMR Infrastructure Ltd.	Transportation Infrastructure	5,980	1,588
Godrej Consumer Products Ltd.	Personal Products	1,138	10,412
Godrej Industries Ltd.	Industrial Conglomerates	230	1,272
[a] Godrej Properties Ltd.	Real Estate Management & Development	208	2,389
Grasim Industries Ltd.	Construction Materials	1,106	9,078
Havell's India Ltd.	Electrical Equipment	642	4,927
HCL Technologies Ltd.	IT Services	3,496	25,783
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	134	4,407
[a] HDFC Life Insurance Co. Ltd.	Insurance	1,926	14,004
[a,e] Hemisphere Properties India Ltd.	Real Estate Management & Development	262	579
Hero Motocorp Ltd.	Automobiles	304	10,255
Hindalco Industries Ltd.	Metals & Mining	3,164	6,127
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,990	5,713
Hindustan Unilever Ltd.	Household Products	2,880	83,153
Hindustan Zinc Ltd.	Metals & Mining	690	1,791
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	5,442	126,468
ICICI Bank Ltd.	Banks	2,000	9,309
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	618	10,367
[b] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,046	5,899
[a] IDFC First Bank Ltd.	Banks	7,850	2,672
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,154	3,166
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	6,880	7,777
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	62	1,116
Info Edge India Ltd.	Interactive Media & Services	214	7,828
Infosys Ltd.	IT Services	11,676	113,808
[b] InterGlobe Aviation Ltd., Reg S	Airlines	326	4,270
ITC Ltd.	Tobacco	9,706	25,022
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,410	3,016
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	1,352	844
JSW Steel Ltd.	Metals & Mining	3,346	8,391
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	206	4,713
Kansai Nerolac Paints Ltd.	Chemicals	428	2,530
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	1,470
[b] Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,956
Larsen & Toubro Ltd.	Construction & Engineering	1,122	14,023
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	3,110
Lupin Ltd.	Pharmaceuticals	772	9,323
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	2,338
Mahindra & Mahindra Ltd.	Automobiles	1,852	12,527
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	216
Marico Ltd.	Personal Products	1,620	7,550
Maruti Suzuki India Ltd.	Automobiles	386	29,847
Motherson Sumi Systems Ltd.	Auto Components	3,296	4,132
Mphasis Ltd.	IT Services	275	3,201
MRF Ltd.	Auto Components	4	3,564
Muthoot Finance Ltd.	Consumer Finance	354	5,092
Nestle India Ltd.	Food Products	74	16,832
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	4,608	1,221
Nippon Life India Asset Management Ltd.	Capital Markets	414	1,724
NMDC Ltd.	Metals & Mining	2,567	2,759
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	7,484	9,496
Oberoi Realty Ltd.	Real Estate Management & Development	290	1,405
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	9,702	10,453
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,078	1,337
Oracle Financial Services Software Ltd.	Software	76	2,883
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	12	3,165
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,380	4,716
Pidilite Industries Ltd.	Chemicals	426	7,742
Piramal Enterprises Ltd.	Pharmaceuticals	366	6,611
Power Finance Corp., Ltd.	Diversified Financial Services	2,200	2,448
Power Grid Corp. of India Ltd.	Electric Utilities	5,952	13,784

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Punjab National Bank Ltd.	Banks	3,206	1,476
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	2,950
[b] RBL Bank Ltd., Reg S	Banks	1,086	2,496
REC Ltd.	Diversified Financial Services	1,786	2,557
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	10,086	227,638
[a] SBI Life Insurance Co. Ltd.	Insurance	1,122	11,984
Shree Cement Ltd.	Construction Materials	30	9,159
Shriram Transport Finance Co. Ltd.	Consumer Finance	584	5,334
Siemens Ltd.	Industrial Conglomerates	294	4,270
[a] State Bank of India	Banks	5,990	14,157
Steel Authority of India Ltd.	Metals & Mining	3,318	1,336
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,484	21,824
Sun TV Network Ltd.	Media	194	1,036
Tata Communications Ltd.	Diversified Telecommunication Services	216	1,750
Tata Consultancy Services Ltd.	IT Services	2,932	80,855
[a] Tata Motors Ltd.	Automobiles	3,508	4,565
[a] Tata Motors Ltd., A	Automobiles	1,030	546
Tata Power Co. Ltd.	Electric Utilities	3,270	1,942
Tata Steel Ltd.	Metals & Mining	946	4,093
Tech Mahindra Ltd.	IT Services	1,576	11,342
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,040	13,083
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	4,524
Torrent Power Ltd.	Electric Utilities	444	1,874
TVS Motor Co. Ltd.	Automobiles	390	1,954
UltraTech Cement Ltd.	Construction Materials	356	18,358
[a] Union Bank of India Ltd.	Banks	1,284	541
United Breweries Ltd.	Beverages	234	3,216
[a] United Spirits Ltd.	Beverages	888	6,966
UPL Ltd.	Chemicals	1,634	9,202
Vedanta Ltd.	Metals & Mining	4,972	7,007
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	24,740	3,473
Voltas Ltd.	Construction & Engineering	384	2,779
Whirlpool of India Ltd.	Household Durables	102	2,803
Wipro Ltd.	IT Services	4,294	12,492
Yes Bank Ltd.	Banks	4,442	1,506
Zee Entertainment Enterprises Ltd.	Media	2,886	6,540
			1,592,688
Indonesia 1.6%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	3,107
Astra Agro Lestari Tbk PT	Food Products	1,400	806
Astra International Tbk PT	Automobiles	63,800	21,438
Bank Central Asia Tbk PT	Banks	30,800	61,395
[e] Bank Danamon Indonesia Tbk PT	Banks	2,400	452
Bank Mandiri Persero Tbk PT	Banks	57,000	19,751
Bank Negara Indonesia Persero Tbk PT	Banks	24,000	7,695
Bank Rakyat Indonesia Persero Tbk PT	Banks	168,400	35,719
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	2,206
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	1,305
Charoen Pokphand Indonesia Tbk PT	Food Products	22,000	8,586
First Pacific Co. Ltd.	Diversified Financial Services	8,000	1,528
Golden Agri-Resources Ltd.	Food Products	21,200	2,249
Gudang Garam Tbk PT	Tobacco	1,600	5,284
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	3,270
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,000	3,764
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	3,635
Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	5,105
Indofood Sukses Makmur Tbk PT	Food Products	14,400	6,578
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	2,464
Kalbe Farma Tbk PT	Pharmaceuticals	64,600	6,602
[a] Matahari Department Store Tbk PT	Multiline Retail	8,600	972
Media Nusantara Citra Tbk PT	Media	19,000	1,204
Perusahaan Gas Negara Tbk PT	Gas Utilities	31,800	2,527

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	147,800	31,557
[a] PT Barito Pacific Tbk	Chemicals	63,800	5,181
PT XL Axiata Tbk	Wireless Telecommunication Services	12,800	2,482
Semen Indonesia (Persero) Tbk PT	Construction Materials	10,000	6,738
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	884
Surya Citra Media Tbk PT	Media	22,000	1,794
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	36,000	2,785
Unilever Indonesia Tbk PT	Household Products	19,000	10,508
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,200	6,024
[a] Vale Indonesia Tbk PT	Metals & Mining	7,000	1,372
			276,967
Italy 0.0%†
[a] Prada SpA	Textiles, Apparel & Luxury Goods	1,800	6,247
Luxembourg 0.0%†
L'Occitane International SA	Personal Products	1,500	2,512
Macau 0.6%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,000	47,642
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	4,000	542
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	5,161
Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	31,379
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	8,877
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	8,262
			101,863
Malaysia 2.3%
AirAsia Group Bhd	Airlines	5,800	1,184
Alliance Bank Malaysia Bhd.	Banks	2,800	1,425
AMMB Holdings Bhd.	Banks	6,000	4,355
Astro Malaysia Holdings Bhd.	Media	5,400	1,046
Axiata Group Bhd.	Wireless Telecommunication Services	15,400	12,758
British American Tobacco Malaysia Bhd.	Tobacco	400	1,006
CIMB Group Holdings Bhd.	Banks	23,200	19,275
Dialog Group Bhd.	Energy Equipment & Services	15,200	12,806
Digi.com Bhd.	Wireless Telecommunication Services	12,800	12,875
FGV Holdings Bhd.	Food Products	7,200	1,672
Fraser & Neave Holdings Bhd.	Beverages	200	1,516
Gamuda Bhd.	Construction & Engineering	7,600	6,456
Genting Bhd.	Hotels, Restaurants & Leisure	7,400	7,081
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,800	5,786
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	4,929
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,400	13,349
Hong Leong Bank Bhd.	Banks	1,800	5,915
Hong Leong Financial Group Bhd.	Banks	800	2,446
IHH Healthcare Bhd.	Health Care Providers & Services	10,000	12,835
IJM Corp. Bhd.	Construction & Engineering	10,600	4,477
IOI Corp. Bhd.	Food Products	9,600	9,723
IOI Properties Group Bhd.	Real Estate Management & Development	6,600	1,509
Kuala Lumpur Kepong Bhd.	Food Products	1,600	8,289
Malayan Banking Bhd.	Banks	19,838	34,769
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,200	4,070
Maxis Bhd.	Wireless Telecommunication Services	9,200	11,530
MISC Bhd.	Marine	4,800	8,581
Nestle (Malaysia) Bhd.	Food Products	200	6,530
Petronas Chemicals Group Bhd.	Chemicals	8,800	12,733
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	4,807
Petronas Gas Bhd.	Gas Utilities	1,800	7,091
PPB Group Bhd.	Food Products	1,840	7,635
Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	6,977
Public Bank Bhd.	Banks	9,600	36,966
QL Resources Bhd.	Food Products	2,600	5,825
RHB Bank Bhd	Banks	5,000	5,589
Sime Darby Bhd.	Industrial Conglomerates	12,400	6,222

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sime Darby Plantation Bhd.	Food Products	12,000	13,778
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	2,158
Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	3,680
Tenaga Nasional Bhd.	Electric Utilities	12,800	34,711
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	5,400	20,289
Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,370
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,600	2,053
YTL Corp. Bhd.	Multi-Utilities	15,400	2,983
			395,060
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	2,000	1,310
Habib Bank Ltd.	Banks	2,000	1,154
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	1,298
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,004	1,036
			4,798
Philippines 1.1%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	5,200	2,818
[a] Alliance Global Group Inc.	Industrial Conglomerates	15,000	2,047
Ayala Corp.	Industrial Conglomerates	1,020	15,906
Ayala Land Inc.	Real Estate Management & Development	24,800	16,824
Bank of the Philippine Islands	Banks	6,124	8,849
BDO Unibank Inc.	Banks	5,980	11,762
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	11,800	1,760
DMCI Holdings Inc.	Industrial Conglomerates	14,200	1,168
Globe Telecom Inc.	Wireless Telecommunication Services	100	4,155
GT Capital Holdings Inc.	Industrial Conglomerates	337	3,072
International Container Terminal Services Inc.	Transportation Infrastructure	3,700	7,612
JG Summit Holdings Inc.	Industrial Conglomerates	9,680	12,599
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,420	3,990
LT Group Inc.	Industrial Conglomerates	9,000	1,445
Manila Electric Co.	Electric Utilities	920	4,948
Megaworld Corp.	Real Estate Management & Development	41,000	2,510
Metro Pacific Investments Corp.	Diversified Financial Services	50,000	3,713
Metropolitan Bank & Trust Co.	Banks	6,266	4,653
PLDT Inc.	Wireless Telecommunication Services	290	7,275
San Miguel Corp.	Industrial Conglomerates	1,240	2,489
San Miguel Pure Foods Co. Inc.	Food Products	2,200	3,067
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,000	1,018
SM Investments Corp.	Industrial Conglomerates	1,540	29,023
SM Prime Holdings Inc.	Real Estate Management & Development	27,600	17,643
Universal Robina Corp.	Food Products	3,020	7,880
			178,226
Singapore 3.1%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	9,440	21,451
	Equity Real Estate Investment Trusts
Ascott Residence Trust	(REITs)	5,200	3,727
BOC Aviation Ltd.	Trading Companies & Distributors	400	2,555
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	8,800	10,661
[a] CapitaLand Ltd.	Real Estate Management & Development	8,600	18,001
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	7,600	10,678
City Developments Ltd.	Real Estate Management & Development	1,600	9,657
ComfortDelGro Corp. Ltd.	Road & Rail	7,200	7,484
DBS Group Holdings Ltd.	Banks	5,800	86,477
Frasers Property Ltd.	Real Estate Management & Development	600	542
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	15,800	8,608
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	1,805
Jardine Cycle & Carriage Ltd.	Distributors	400	5,780
Keppel Corp. Ltd.	Industrial Conglomerates	4,400	18,798

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	7,200	5,677
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	7,068	9,778
	Equity Real Estate Investment Trusts
[b] Mapletree Greater China Commercial Trust, Reg S	(REITs)	7,800	5,172
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	5,200	10,698
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	8,600	11,959
Olam International Ltd.	Food & Staples Retailing	1,800	1,793
Oversea-Chinese Banking Corp. Ltd.	Banks	11,200	72,255
SATS Ltd.	Transportation Infrastructure	2,200	4,510
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	4,014
[a] SembCorp Marine Ltd.	Machinery	3,000	914
SIA Engineering Co. Ltd.	Transportation Infrastructure	800	1,130
Singapore Airlines Ltd.	Airlines	4,000	10,695
Singapore Exchange Ltd.	Capital Markets	2,600	15,544
Singapore Post Ltd.	Air Freight & Logistics	5,200	2,870
Singapore Press Holdings Ltd.	Media	5,400	4,916
Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,200	12,301
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	24,600	43,379
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,050
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,800	6,873
United Overseas Bank Ltd.	Banks	4,000	58,005
UOL Group Ltd.	Real Estate Management & Development	1,800	8,761
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	800	9,278
Wilmar International Ltd.	Food Products	6,000	17,591
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,200	4,800
Yanlord Land Group Ltd.	Real Estate Management & Development	2,200	1,845
			533,032
South Korea 11.9%
Amorepacific Corp.	Personal Products	100	13,925
AmorePacific Group	Personal Products	96	4,118
BGF Retail Co. Ltd.	Food & Staples Retailing	20	2,311
BNK Financial Group Inc.	Banks	1,120	4,656
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	227	20,457
[a] Celltrion Inc.	Biotechnology	330	83,951
Cheil Worldwide Inc.	Media	246	3,354
CJ CheilJedang Corp.	Food Products	22	5,962
CJ Corp.	Industrial Conglomerates	40	2,870
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	3,118
[a] CJ Logistics Corp.	Road & Rail	24	3,142
Coway Co. Ltd.	Household Durables	170	10,204
Daelim Industrial Co. Ltd.	Construction & Engineering	92	6,295
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	558	1,591
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	3,733
DB Insurance Co. Ltd.	Insurance	160	5,700
DGB Financial Group Inc.	Banks	530	2,252
Dongsuh Cos. Inc.	Food & Staples Retailing	118	1,555
Doosan Bobcat Inc.	Machinery	86	1,880
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	415	1,668
[a] Doosan Infracore Co. Ltd.	Machinery	290	1,748
	Electronic Equipment, Instruments &
[a] Doosan Solus Co. Ltd.	Components	36	1,003
E-MART Inc.	Food & Staples Retailing	62	5,438
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	180	5,252
GS Engineering & Construction Corp.	Construction & Engineering	202	4,123
GS Holdings Corp.	Oil, Gas & Consumable Fuels	154	4,641
GS Retail Co. Ltd.	Food & Staples Retailing	88	2,667
Hana Financial Group Inc.	Banks	936	21,010

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Hankook Tire & Technology Co. Ltd.	Auto Components	254	5,205
Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	4,858
Hanmi Science Co. Ltd.	Pharmaceuticals	53	1,467
Hanon Systems	Auto Components	548	4,128
Hanssem Co. Ltd.	Household Durables	30	2,150
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	2,413
Hanwha Corp.	Industrial Conglomerates	80	771
Hanwha Corp.	Industrial Conglomerates	120	2,210
Hanwha Life Insurance Co. Ltd.	Insurance	940	1,063
Hanwha Solutions Corp.	Chemicals	266	4,257
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	153	2,684
[a] Helixmith Co. Ltd.	Biotechnology	78	3,962
Hite Jinro Co. Ltd.	Beverages	80	2,913
[a] HLB Inc.	Leisure Equipment & Products	124	9,546
Hotel Shilla Co. Ltd.	Specialty Retail	108	6,375
Hyundai Department Store Co. Ltd.	Multiline Retail	40	1,872
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	252	6,924
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	62	5,232
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	7,362
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	3,922
Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	1,978
Hyundai Mobis Co. Ltd.	Auto Components	206	32,882
Hyundai Motor Co.	Automobiles	442	35,901
Hyundai Steel Co.	Metals & Mining	250	4,261
Hyundai Wia Corp.	Auto Components	54	1,551
Industrial Bank of Korea	Banks	834	5,602
Kakao Corp.	Interactive Media & Services	172	38,251
Kangwon Land Inc.	Hotels, Restaurants & Leisure	376	6,721
KB Financial Group Inc.	Banks	1,248	35,224
KCC Corp.	Chemicals	16	1,769
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	1,980
Kia Motors Corp.	Automobiles	804	21,423
Korea Aerospace Industries Ltd.	Aerospace & Defense	220	4,344
[a] Korea Electric Power Corp.	Electric Utilities	800	12,969
Korea Gas Corp.	Gas Utilities	76	1,655
Korea Investment Holdings Co. Ltd.	Capital Markets	132	4,883
[a] Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	148	10,754
Korea Zinc Co. Ltd.	Metals & Mining	30	8,355
[a] Korean Air Lines Co. Ltd.	Airlines	174	2,510
[a] Korean Air Lines Co. Ltd., rts., 7/10/20	Airlines	115	165
KT&G Corp.	Tobacco	356	23,144
Kumho Petrochemical Co. Ltd.	Chemicals	60	3,716
LG Chem Ltd.	Chemicals	146	59,536
LG Corp.	Industrial Conglomerates	298	17,639
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	770	7,266
LG Electronics Inc.	Household Durables	334	17,549
LG Household & Health Care Ltd.	Personal Products	28	31,332
LG Uplus Corp.	Diversified Telecommunication Services	672	6,816
Lotte Chemical Corp.	Chemicals	50	6,942
Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,018
Lotte Corp.	Industrial Conglomerates	76	1,997
LOTTE Fine Chemical Co. Ltd.	Chemicals	68	1,948
Lotte Shopping Co. Ltd.	Multiline Retail	30	1,983
LS Corp.	Electrical Equipment	44	1,273
Mando Corp.	Auto Components	114	2,118
Medy-tox Inc.	Biotechnology	14	1,695
Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	599
Mirae Asset Daewoo Co. Ltd.	Capital Markets	1,032	5,723
Naver Corp.	Interactive Media & Services	436	96,780
NCSoft Corp.	Entertainment	54	40,000
[a] Netmarble Corp.	Entertainment	58	4,846
NH Investment & Securities Co. Ltd.	Capital Markets	388	2,668
[a] NHN Corp.	Entertainment	38	2,613

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Nongshim Co. Ltd.	Food Products	10	3,039
[a] OCI Co. Ltd.	Chemicals	66	2,030
Orion Corp.	Food Products	74	8,244
Ottogi Corp.	Food Products	4	1,852
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	1,931
POSCO	Metals & Mining	216	31,246
POSCO Chemical Co. Ltd.	Construction Materials	76	4,745
Posco International Corp.	Trading Companies & Distributors	168	1,948
S-1 Corp.	Commercial Services & Supplies	64	4,565
S-Oil Corp.	Oil, Gas & Consumable Fuels	140	7,391
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	42	27,061
Samsung C&T Corp.	Industrial Conglomerates	268	25,845
Samsung Card Co. Ltd.	Consumer Finance	106	2,410
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	174	18,661
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	15,232	668,620
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	546	5,560
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	110	16,095
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,286	6,361
Samsung Life Insurance Co. Ltd.	Insurance	218	8,101
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	168	50,769
Samsung SDS Co. Ltd.	IT Services	100	14,008
Samsung Securities Co. Ltd.	Capital Markets	200	4,381
Shinhan Financial Group Co. Ltd.	Banks	1,498	35,805
Shinsegae Co. Ltd.	Multiline Retail	24	4,400
[a] SillaJen Inc.	Biotechnology	196	1,972
SK Holdings Co. Ltd.	Industrial Conglomerates	104	25,160
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,668	118,009
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	176	19,168
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,122
SK Telecom Co. Ltd.	Wireless Telecommunication Services	74	12,981
SKC Co. Ltd.	Chemicals	72	3,651
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	1,577
Woori Financial Group Inc.	Banks	1,836	13,447
Yuhan Corp.	Pharmaceuticals	160	6,731
			2,040,203
Taiwan 13.5%
Accton Technology Corp.	Communications Equipment	2,000	15,455
	Technology Hardware, Storage &
Acer Inc.	Peripherals	6,000	3,640
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,000	10,015
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	11,500	26,349
Asia Cement Corp.	Construction Materials	6,000	8,866
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	14,642
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	30,000	9,415
Capital Securities Corp.	Capital Markets	2,840	996
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,480	18,660
Cathay Financial Holding Co. Ltd.	Insurance	26,962	38,244
Chailease Holding Co. Ltd.	Diversified Financial Services	4,284	18,150
Chang Hwa Commercial Bank Ltd.	Banks	21,337	13,993
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	6,863
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,010	5,804
China Airlines Ltd.	Airlines	8,000	2,223
China Development Financial Holding Corp.	Insurance	44,000	14,108

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] China Life Insurance Co. Ltd.	Insurance	11,550	8,534
[e] China Motor Corp.	Automobiles	800	995
China Steel Corp.	Metals & Mining	42,000	29,467
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	47,586
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	12,000	7,829
CTBC Financial Holding Co. Ltd.	Banks	60,000	41,384
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	7,000	39,740
E.Sun Financial Holding Co. Ltd.	Banks	35,052	33,027
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	700	8,114
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	4,000	4,996
Eternal Materials Co. Ltd.	Chemicals	2,000	2,118
EVA Airways Corp.	Airlines	7,124	2,704
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	8,000	2,915
Far Eastern International Bank	Banks	8,212	3,089
Far Eastern New Century Corp.	Industrial Conglomerates	12,000	11,347
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	13,828
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,100	6,208
First Financial Holding Co. Ltd.	Banks	34,743	26,671
	Electronic Equipment, Instruments &
[a] FIT Hon Teng Ltd.	Components	2,000	774
Formosa Chemicals & Fibre Corp.	Chemicals	12,000	30,789
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	11,998
Formosa Plastics Corp.	Chemicals	16,000	47,505
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	2,467
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	7,660
Fubon Financial Holding Co. Ltd.	Insurance	24,000	35,710
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	1,000	8,948
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	700	9,561
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	38,800	113,489
Hotai Motor Co. Ltd.	Specialty Retail	1,000	23,827
	Technology Hardware, Storage &
HTC Corp.	Peripherals	2,000	2,247
Hua Nan Financial Holdings Co. Ltd.	Banks	31,153	21,117
	Electronic Equipment, Instruments &
Innolux Corp.	Components	24,000	6,426
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	10,000	8,507
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	350	48,459
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	6,000	9,416
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	4,800	94,196
Mega Financial Holding Co. Ltd.	Banks	38,000	39,797
Nan Ya Plastics Corp.	Chemicals	18,000	39,411
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	2,000	4,135
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	15,455
Oriental Union Chemical Corp.	Chemicals	2,000	1,139
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	6,000	13,015
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	9,761
President Chain Store Corp.	Food & Staples Retailing	2,000	20,099
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	8,000	19,251
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,000	20,268

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Shin Kong Financial Holding Co. Ltd.	Insurance	40,253	11,733
SinoPac Financial Holdings Co. Ltd.	Banks	36,800	13,533
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	4,000	5,647
Taishin Financial Holding Co. Ltd.	Banks	35,357	15,998
Taiwan Business Bank	Banks	16,000	5,857
Taiwan Cement Corp.	Construction Materials	14,000	20,285
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	32,010	22,512
Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	6,745
Taiwan Glass Industry Corp.	Building Products	4,000	1,356
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	9,897
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	22,471
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,955
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	78,000	827,467
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	5,501
The Shanghai Commercial & Savings Bank Ltd.	Banks	10,000	15,438
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	2,000	3,149
Uni-President Enterprises Corp.	Food Products	16,000	38,665
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	4,000	6,792
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	34,000	18,323
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	2,000	5,274
Walsin Lihwa Corp.	Electrical Equipment	8,000	3,945
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,000	12,134
Wan Hai Lines Ltd.	Marine	2,000	1,115
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	1,000	10,134
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	8,000	9,707
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	300	8,155
	Electronic Equipment, Instruments &
Yageo Corp.	Components	1,400	18,079
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	36,000	21,292
Yulon Motor Co. Ltd.	Automobiles	2,000	1,461
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	2,000	8,711
			2,317,733
Thailand 2.7%
Advanced Info Service PCL	Wireless Telecommunication Services	3,600	21,548
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	14,000	27,404
Asset World Corp. PCL	Hotels, Restaurants & Leisure	24,000	2,997
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	2,389	4,135
Bangkok Bank PCL, fgn.	Banks	1,600	5,539
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	28,600	20,820
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	25,800	7,930
Bangkok Life Assurance PCL, NVDR	Insurance	1,400	702
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	3,000
Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	4,345
BTS Group Holdings PCL, NVDR	Road & Rail	27,600	10,091
Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	4,523
Central Pattana PCL	Real Estate Management & Development	8,600	13,565
Charoen Pokphand Foods PCL, NVDR	Food Products	12,400	12,738
[a] CP ALL PCL	Food & Staples Retailing	17,000	37,264
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,400	2,435
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	13,400	6,547

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,000	7,992
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	5,600	7,112
	Independent Power and Renewable
Global Power Synergy PCL	Electricity Producers	1,834	4,361
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	11,800	14,412
Home Product Center PCL, NVDR	Specialty Retail	20,000	9,965
Indorama Ventures PCL, NVDR	Chemicals	6,400	5,746
Intouch Holdings PCL	Wireless Telecommunication Services	7,200	13,104
IRPC PCL	Oil, Gas & Consumable Fuels	36,400	3,086
Kasikornbank PCL, fgn.	Banks	4,000	12,036
Kasikornbank PCL, NVDR	Banks	2,000	6,034
Krung Thai Bank PCL	Banks	18,000	5,999
Krungthai Card PCL, NVDR	Consumer Finance	4,644	4,508
Land and Houses PCL, NVDR	Real Estate Management & Development	22,000	5,410
[a] Minor International PCL	Hotels, Restaurants & Leisure	10,800	7,093
[a] Minor International PCL, rts., 7/23/20	Hotels, Restaurants & Leisure	1,317	60
[a] Muangthai Capital PCL	Consumer Finance	2,400	4,038
Osotspa PCL, NVDR	Beverages	3,200	3,934
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	12,468
PTT Global Chemical PCL, NVDR	Chemicals	6,800	10,176
PTT PCL	Oil, Gas & Consumable Fuels	47,000	57,405
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	2,800	5,639
Siam City Cement PCL, NVDR	Construction Materials	200	841
Siam Commercial Bank PCL	Banks	7,600	17,827
Siam Makro Public Company Ltd.	Food & Staples Retailing	800	1,068
[a] Srisawad Power 1979 PCL	Consumer Finance	1,200	1,999
Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	5,154
Thai Union Group PCL	Food Products	10,000	4,174
The Siam Cement PCL	Construction Materials	2,600	30,957
TMB Bank PCL, B544N7906	Banks	128,951	4,381
Total Access Communication PCL	Wireless Telecommunication Services	2,400	3,048
True Corporation PCL, NVDR	Diversified Telecommunication Services	36,600	4,026
			459,636
Total Common Stocks and Other Equity Interests (Cost $18,089,778)			17,005,976
Preferred Stocks 0.7%
South Korea 0.7%
[f] Amorepacific Corp., 1.415%, pfd.	Personal Products	30	1,771
[f] CJ CheilJedang Corp., 2.591%, pfd.	Food Products	4	456
[f] Hyundai Motor Co., 5.535%, pfd.	Automobiles	76	3,481
[f] Hyundai Motor Co., 5.448%, pfd., 2	Automobiles	124	5,866
[f] LG Chem Ltd., 0.820%, pfd.	Chemicals	24	4,988
[f] LG Electronics Inc., 3.181%, pfd.	Household Durables	66	1,380
[f] LG Household & Health Care Ltd., 1.524%, pfd.	Personal Products	6	3,617
	Technology Hardware, Storage &
[f] Samsung Electronics Co. Ltd., 2.286%, pfd.	Peripherals	2,656	102,676
[f] Samsung Fire & Marine Insurance Co. Ltd., 6.804%, pfd.	Insurance	8	831

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Total Preferred Stocks (Cost $131,101)		125,066
Total Investments before Short Term Investments (Cost $18,220,879)		17,131,042
Short Term Investments (Cost $11,875) 0.1%†
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[g,h] Institutional Fiduciary Trust Portfolio 0.00%	11,875	11,875
Total Investments (Cost $18,232,754) 99.8%		17,142,917
Other Assets, less Liabilities 0.2%		28,682
Net Assets 100.0%		$17,171,599

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $442,854, representing 2.6% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $106,592, representing 0.6% of net assets.
dA portion or all of the security is on loan at June 30, 2020.
eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
fVariable rate security. The rate shown represents the yield at period end.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.8%
Australia 97.5%
Adbri Ltd.	Construction Materials	6,444	$14,109
[a] Afterpay Ltd.	IT Services	2,832	118,920
AGL Energy Ltd.	Multi-Utilities	8,652	101,565
ALS Ltd.	Professional Services	6,612	29,864
Altium Ltd.	Software	1,500	33,544
Alumina Ltd.	Metals & Mining	34,512	38,612
[a] AMP Ltd.	Diversified Financial Services	47,436	60,584
Ampol Ltd.	Oil, Gas & Consumable Fuels	3,444	69,523
Ansell Ltd.	Health Care Equipment & Supplies	1,764	44,573
Apa Group	Gas Utilities	16,344	125,244
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	8,796	154,429
Atlas Arteria Ltd.	Transportation Infrastructure	13,068	59,562
Aurizon Holdings Ltd.	Road & Rail	25,296	85,688
AusNet Services	Electric Utilities	25,236	29,016
Australia & New Zealand Banking Group Ltd.	Banks	39,144	502,360
Australian Stock Exchange Ltd.	Capital Markets	2,676	157,306
Bank of Queensland Ltd.	Banks	6,228	26,457
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	24,228	25,355
Bendigo and Adelaide Bank Ltd.	Banks	7,296	35,213
BHP Group Ltd.	Metals & Mining	40,668	1,002,957
Bluescope Steel Ltd.	Metals & Mining	6,936	55,825
Boral Ltd.	Construction Materials	16,848	43,963
Brambles Ltd.	Commercial Services & Supplies	20,964	156,894
Challenger Ltd.	Diversified Financial Services	7,992	24,266
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	6,396	42,671
Cimic Group Ltd.	Construction & Engineering	1,320	21,921
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	18,552	28,101
Coca-Cola Amatil Ltd.	Beverages	7,032	41,928
Cochlear Ltd.	Health Care Equipment & Supplies	888	115,510
Coles Group Ltd.	Food & Staples Retailing	17,496	206,830
Commonwealth Bank of Australia	Banks	24,444	1,168,317
Computershare Ltd.	IT Services	6,648	60,647
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	4,812	32,037
CSL Ltd.	Biotechnology	6,252	1,235,392
CSR Ltd.	Construction Materials	6,660	16,874
	Equity Real Estate Investment Trusts
Dexus	(REITs)	15,036	95,241
Domain Holdings Australia Ltd.	Interactive Media & Services	3,252	7,501
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	840	39,726
Downer EDI Ltd.	Commercial Services & Supplies	8,172	24,644
Evolution Mining Ltd.	Metals & Mining	14,556	56,824
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	1,980	15,159
Fortescue Metals Group Ltd.	Metals & Mining	21,972	209,519
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	24,792	253,479
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	26,916	77,277
Harvey Norman Holdings Ltd.	Multiline Retail	8,196	19,976
IDP Education Ltd.	Diversified Consumer Services	1,908	20,349
Iluka Resources Ltd.	Metals & Mining	5,748	33,797
Incitec Pivot Ltd.	Chemicals	26,364	34,034
Insurance Australia Group Ltd.	Insurance	31,836	126,473
IOOF Holdings Ltd.	Capital Markets	4,644	15,731
James Hardie Industries PLC, CDI	Construction Materials	6,096	115,504
JB Hi-Fi Ltd.	Specialty Retail	1,560	46,217
LendLease Group	Real Estate Management & Development	9,120	77,673
Macquarie Group Ltd.	Capital Markets	4,428	361,573
Magellan Financial Group Ltd.	Capital Markets	1,896	75,726

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Medibank Private Ltd.	Insurance	37,896	78,013
Metcash Ltd.	Food & Staples Retailing	14,016	26,248
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	54,252	81,055
National Australia Bank Ltd.	Banks	44,112	553,362
Newcrest Mining Ltd.	Metals & Mining	11,148	242,005
Northern Star Resources Ltd.	Metals & Mining	9,888	90,953
[a] Nufarm Ltd.	Chemicals	4,476	12,604
Oil Search Ltd.	Oil, Gas & Consumable Fuels	28,620	62,464
Orica Ltd.	Chemicals	5,592	64,066
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	24,288	97,658
Orora Ltd.	Containers & Packaging	13,478	23,570
OZ Minerals Ltd.	Metals & Mining	4,344	32,780
Perpetual Ltd.	Capital Markets	612	12,502
Platinum Asset Management Ltd.	Capital Markets	4,236	10,879
Qantas Airways Ltd.	Airlines	7,992	20,799
Qantas Airways Ltd.	Airlines	2,184	5,684
QBE Insurance Group Ltd.	Insurance	20,148	122,905
Qube Logistics Holdings Ltd.	Transportation Infrastructure	20,040	40,151
Ramsay Health Care Ltd.	Health Care Providers & Services	2,352	107,719
REA Group Ltd.	Interactive Media & Services	696	51,696
Rio Tinto Ltd.	Metals & Mining	5,124	345,591
Santos Ltd.	Oil, Gas & Consumable Fuels	24,444	89,197
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	71,628	107,015
Seek Ltd.	Interactive Media & Services	4,824	72,704
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,800	21,291
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	14,628	21,956
Sonic Healthcare Ltd.	Health Care Providers & Services	6,540	137,020
South32 Ltd.	Metals & Mining	67,092	94,233
	Equity Real Estate Investment Trusts
Stockland	(REITs)	32,916	75,013
Suncorp-Metway Ltd.	Insurance	17,436	110,803
Sydney Airport	Transportation Infrastructure	15,288	59,681
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	26,244	61,073
Telstra Corp. Ltd.	Diversified Telecommunication Services	57,480	123,870
The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	11,340	22,174
TPG Telecom Ltd.	Diversified Telecommunication Services	5,064	31,030
Transurban Group	Transportation Infrastructure	37,752	367,270
Treasury Wine Estates Ltd.	Beverages	9,948	71,780
Tuas Ltd.	Diversified Telecommunication Services	2,532	1,177
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	51,780	50,980
[a] Vocus Group Ltd.	Diversified Telecommunication Services	8,136	16,525
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	1,272	17,104
Wesfarmers Ltd.	Multiline Retail	15,624	482,242
Westpac Banking Corp.	Banks	49,884	616,495
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	12,108	11,921
Wisetech Global Ltd.	Software	1,152	15,348
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	13,128	195,686
Woolworths Group Ltd.	Food & Staples Retailing	17,448	447,843
Worley Ltd.	Energy Equipment & Services	4,476	26,873
			13,103,488
New Zealand 0.6%
[a] Xero Ltd.	Software	1,284	79,660
United States 1.7%
Amcor PLC, IDR	Containers & Packaging	22,080	220,126

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sims Ltd.	Metals & Mining	2,304	12,580
			232,706
Total Investments (Cost $14,578,414) 99.8%			13,415,854
Other Assets, less Liabilities 0.2%			25,059
Net Assets 100.0%			$13,440,913

aNon-income producing.

Abbreviations

Selected Portfolio

CDI - Clearing House Electronic Subregister System Depositary Interest
IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 73.0%
Brazil 71.8%
Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	49,700	$258,420
Ambev SA	Beverages	1,689,820	4,351,653
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	149,100	536,302
[a] Azul SA	Airlines	106,500	390,055
[a] B2W Cia Digital	Internet & Direct Marketing Retail	76,100	1,483,665
B3 SA - Brasil Bolsa Balcao	Capital Markets	795,200	7,978,358
Banco Bradesco SA	Banks	489,900	1,691,649
Banco BTG Pactual SA	Capital Markets	92,300	1,285,960
Banco do Brasil SA	Banks	333,704	1,953,920
Banco Santander Brasil SA	Banks	142,000	724,638
BB Seguridade Participacoes SA	Insurance	262,700	1,304,697
BR Malls Paricipacoes SA	Real Estate Management & Development	298,200	547,435
[a] BRF SA	Food Products	248,500	962,175
CCR SA	Transportation Infrastructure	433,100	1,143,722
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	156,200	881,875
Cia Brasileira de Distribuicao	Food & Staples Retailing	63,977	827,036
Cia de Saneamento do Parana	Water Utilities	92,200	529,107
Cia Siderurgica Nacional SA	Metals & Mining	248,500	483,350
Cielo SA	IT Services	433,100	364,414
Cogna Educacao	Diversified Consumer Services	731,300	880,362
Companhia de Locacao das Americas	Road & Rail	134,900	415,943
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	132,900	1,396,578
Companhia Energetica de Minas Gerais	Electric Utilities	71,000	153,746
Companhia Paranaense de Energia-Copel	Electric Utilities	7,100	78,153
[a] Cosan Logistica SA	Road & Rail	49,700	172,341
Cosan SA	Oil, Gas & Consumable Fuels	59,900	773,677
CPFL Energia SA	Electric Utilities	71,000	396,456
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	49,700	164,194
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	113,600	472,747
Duratex SA	Paper & Forest Products	113,600	266,063
EDP-Energias do Brasil SA	Electric Utilities	113,600	360,405
[a] Embraer SA	Aerospace & Defense	284,000	418,438
Energisa SA	Electric Utilities	99,480	887,761
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	63,900	523,461
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	71,000	544,254
Equatorial Energia SA	Electric Utilities	347,900	1,471,232
Fleury SA	Health Care Providers & Services	92,300	413,356
Grendene SA	Textiles, Apparel & Luxury Goods	106,500	142,173
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	35,500	114,178
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	81,800	926,187
Hypera SA	Pharmaceuticals	156,200	947,305
IRB Brasil Resseguros SA	Insurance	319,589	640,249
Itau Unibanco Holding SA	Banks	177,500	775,843
Klabin SA	Containers & Packaging	149,100	552,051
Localiza Rent a Car SA	Road & Rail	213,040	1,587,285
Lojas Americanas SA	Multiline Retail	92,381	458,809
Lojas Renner SA	Multiline Retail	306,120	2,330,410
M Dias Branco SA	Food Products	35,500	262,558
Magazine Luiza SA	Multiline Retail	257,020	3,353,880
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	106,500	397,620
Natura & Co Holding SA	Personal Products	284,400	2,066,650
[a] Natura & Co Holding SA	Personal Products	13,816	99,969
Neoenergia SA	Electric Utilities	92,300	321,406
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	177,500	2,198,546
Odontoprev SA	Health Care Providers & Services	99,400	257,606
Petrobras Distribuidora SA	Specialty Retail	284,000	1,114,628
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,441,340	5,864,270

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Porto Seguro SA	Insurance	35,500	325,983
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	99,400	524,987
Raia Drogasil SA	Food & Staples Retailing	88,773	1,788,459
[a] Rumo SA	Road & Rail	411,860	1,686,955
Sao Martinho SA	Food Products	63,900	246,835
Sul America SA	Insurance	106,500	874,181
[a] Suzano SA	Paper & Forest Products	223,672	1,498,669
Telefonica Brasil SA	Diversified Telecommunication Services	14,200	125,169
TIM Participacoes SA	Wireless Telecommunication Services	312,400	807,911
Totvs SA	Software	191,700	808,235
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	85,200	436,024
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	305,300	1,021,967
Vale SA	Metals & Mining	1,278,000	13,015,546
[a] Via Varejo SA	Specialty Retail	369,200	1,029,441
Weg SA	Electrical Equipment	291,100	2,683,137
YDUQS Participacoes SA	Diversified Consumer Services	113,600	696,190
			89,468,910
United States 1.2%
JBS SA	Food Products	383,400	1,476,817
Total Common Stocks (Cost $132,500,627)			90,945,727
Preferred Stocks 26.4%
Brazil 26.4%
[d] Alpargatas SA, 0.188%, pfd.	Textiles, Apparel & Luxury Goods	71,000	378,611
[d] Banco Bradesco SA, 9.145%, pfd.	Banks	1,505,238	5,674,661
[d] Banco do Estado do Rio Grande do Sul SA, 7.100%, pfd., B	Banks	78,100	192,732
[d] Bradespar SA, 2.542%, pfd.	Metals & Mining	85,200	566,521
[d] Braskem SA, 3.613%, pfd., A	Chemicals	71,000	300,251
[a] Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	106,500	625,330
[d] Cia de Transmissao de Energia Eletrica Paulista, 8.317%, pfd.	Electric Utilities	71,000	270,381
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 6.382%, pfd., B	Electricity Producers	71,000	374,861
[d] Companhia Energetica de Minas Gerais, 6.579%, pfd.	Electric Utilities	347,900	698,233
[d] Companhia Paranaense de Energia, 4.056%, pfd., B	Electric Utilities	39,600	438,638
[d] Gerdau SA, 1.312%, pfd.	Metals & Mining	411,800	1,200,721
[a] Gol Linhas Aereas Inteligentes SA, pfd.	Airlines	63,900	215,878
[d] Itau Unibanco Holding SA, 7.902%, pfd.	Banks	1,867,300	8,654,984
[d] Itausa SA, 5.308%, pfd.	Banks	1,746,660	3,050,643
[d] Lojas Americanas SA, 0.566%, pfd.	Multiline Retail	269,869	1,581,625
[d] Petroleo Brasileiro SA, 1.795%, pfd.	Oil, Gas & Consumable Fuels	1,775,040	6,966,583
[d] Telefonica Brasil SA, 6.275%, pfd.	Diversified Telecommunication Services	163,300	1,428,444
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.757%, pfd., A	Metals & Mining	156,200	206,814

Total Preferred Stocks (Cost $59,582,316)			32,825,911
Total Investments (Cost $192,082,943) 99.4%			123,771,638

Other Assets, less Liabilities 0.6%			728,814
Net Assets 100.0%			$124,500,452

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $926,187, representing 0.7% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $926,187, representing
0.7% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Mini Bovespa Index	Long	190	$659,796	8/12/20	$20,450

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.8%
Canada 97.3%
Agnico Eagle Mines Ltd.	Metals & Mining	1,165	$74,356
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	4,030	125,960
Bank of Montreal	Banks	3,095	164,203
Bank of Nova Scotia	Banks	5,850	241,302
Barrick Gold Corp.	Metals & Mining	8,545	229,184
BCE Inc.	Diversified Telecommunication Services	1,465	60,902
Brookfield Asset Management Inc., A	Capital Markets	6,715	220,284
Canadian Imperial Bank of Commerce	Banks	2,160	143,905
Canadian National Railway Co.	Road & Rail	3,440	303,362
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	5,590	96,655
Canadian Pacific Railway Ltd.	Road & Rail	655	166,068
Canadian Tire Corp. Ltd., A	Multiline Retail	280	24,184
Canadian Utilities Ltd., A	Multi-Utilities	595	14,766
[a] Canopy Growth Corp.	Pharmaceuticals	1,090	17,598
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	4,930	22,985
[a] CGI Inc., A	IT Services	1,105	69,391
Constellation Software Inc., A	Software	92	103,543
Dollarama Inc.	Multiline Retail	1,400	46,420
Enbridge Inc.	Oil, Gas & Consumable Fuels	9,785	296,567
Fairfax Financial Holdings Ltd.	Insurance	130	40,034
Fortis Inc.	Electric Utilities	2,240	84,913
Franco-Nevada Corp.	Metals & Mining	905	126,016
George Weston Ltd.	Food & Staples Retailing	350	25,556
Great-West Lifeco Inc.	Insurance	1,305	22,804
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,480	4,846
Hydro One Ltd.	Electric Utilities	1,525	28,585
IGM Financial Inc.	Capital Markets	395	9,568
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	1,090	17,478
Intact Financial Corp.	Insurance	690	65,459
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	2,060	19,118
Loblaw Cos. Ltd.	Food & Staples Retailing	805	39,074
Magna International Inc.	Auto Components	1,335	59,261
Manulife Financial Corp.	Insurance	9,365	126,998
Metro Inc., A	Food & Staples Retailing	1,220	50,162
National Bank of Canada	Banks	1,620	73,174
Nutrien Ltd.	Chemicals	2,750	88,073
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	2,655	66,161
Power Corp. of Canada	Insurance	2,640	46,287
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,410	76,494
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	1,530	17,255
Rogers Communications Inc., B	Wireless Telecommunication Services	1,700	68,087
Royal Bank of Canada	Banks	6,890	465,960
Saputo Inc.	Food Products	1,130	26,856
Shaw Communications Inc.	Media	2,220	36,087
[a] Shopify Inc., A	IT Services	508	481,060
Sun Life Financial Inc.	Insurance	2,835	103,846
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	7,375	123,945
TC Energy Corp.	Oil, Gas & Consumable Fuels	4,540	193,333
Teck Resources Ltd., B	Metals & Mining	2,240	23,387
TELUS Corp.	Diversified Telecommunication Services	2,055	34,356
The Toronto-Dominion Bank	Banks	8,750	389,253
Thomson Reuters Corp.	Professional Services	810	54,856
Wheaton Precious Metals Corp.	Metals & Mining	2,160	94,694
			5,604,671
United States 2.5%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	1,505	27,448

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Waste Connections Inc.	Commercial Services & Supplies	1,275	119,066
			146,514
Total Investments (Cost $6,317,082) 99.8%			5,751,185
Other Assets, less Liabilities 0.2%			9,332
Net Assets 100.0%			$5,760,517
[a]Non-income producing.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.2%
China 98.5%
360 Security Technology Inc., A	Software	2,000	$5,181
[a] 3SBio Inc.	Biotechnology	25,000	31,676
[a] 51job Inc., ADR	Professional Services	610	43,792
[a] 58.com Inc., ADR	Interactive Media & Services	2,160	116,510
A-Living Services Co. Ltd., H	Commercial Services & Supplies	7,500	37,788
ADAMA Ltd.	Chemicals	3,000	3,829
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	3,000	9,966
Agile Group Holdings Ltd.	Real Estate Management & Development	30,000	35,301
Agricultural Bank of China Ltd., A	Banks	203,000	97,080
Agricultural Bank of China Ltd., H	Banks	682,000	274,544
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	6,990	42,972
Air China Ltd., A	Airlines	11,000	10,288
Air China Ltd., H	Airlines	40,000	23,844
Aisino Co.Ltd., A	Software	4,000	9,191
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	38,480	8,300,136
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	88,000	256,604
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	25,000	9,763
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	80,000	14,967
Angang Steel Co. Ltd., H	Metals & Mining	40,000	9,754
Angel Yeast Co. Ltd., A	Food Products	2,000	14,002
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	3,330	8,434
Anhui Conch Cement Co. Ltd., A	Construction Materials	7,000	52,403
Anhui Conch Cement Co. Ltd., H	Construction Materials	25,000	168,377
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	6,000	4,406
Anhui Gujing Distillery Co. Ltd., A	Beverages	200	4,251
Anhui Gujing Distillery Co. Ltd., B	Beverages	3,000	32,236
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	26,000	229,458
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	6,876
Autohome Inc., ADR	Interactive Media & Services	1,270	95,885
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	1,000	7,083
AVIC Aircraft Co. Ltd.	Aerospace & Defense	5,000	12,550
Avic Capital Co. Ltd., A	Diversified Financial Services	17,000	9,525
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	6,000	6,707
Avic Heavy Machinery Co. Ltd., A	Machinery	3,000	4,338
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	2,000	11,605
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	2,000	9,287
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	60,000	27,173
BAIC Motor Corp. Ltd., H	Automobiles	50,000	21,612
[a] Baidu Inc., ADR	Interactive Media & Services	5,950	713,345
Bank of Beijing Co. Ltd., A	Banks	28,000	19,412
Bank of Changsha Co. Ltd., A	Banks	7,000	7,864
Bank of China Ltd., A	Banks	114,000	56,131
Bank of China Ltd., H	Banks	1,680,000	622,106
Bank of Communications Co. Ltd., A	Banks	50,000	36,292
Bank of Communications Co. Ltd., H	Banks	170,000	104,846
Bank of Hangzhou Co. Ltd.	Banks	9,000	11,359
Bank of Jiangsu Co. Ltd., A	Banks	5,000	4,011
Bank of Nanjing Co. Ltd., A	Banks	12,000	12,445
Bank of Ningbo Co. Ltd., A	Banks	9,000	33,452
Bank of Shanghai Co. Ltd., A	Banks	20,000	23,487
Bank of Xi'an Co. Ltd., A	Banks	3,000	2,233
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	27,000	17,420
BBMG Corp., A	Construction Materials	15,000	6,494
BBMG Corp., H	Construction Materials	50,000	9,741
Beijing Capital Co. Ltd., A	Water Utilities	16,000	6,814
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	3,000	2,487
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	40,000	25,031

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Beijing Dabeinong Technology Group Co. Ltd.	Food Products	7,000	9,023
Beijing Enlight Media Co. Ltd.	Entertainment	4,000	6,175
Beijing Enterprises Holdings Ltd.	Gas Utilities	10,000	33,417
Beijing Enterprises Water Group Ltd.	Water Utilities	120,000	46,759
[a] Beijing Jetsen Technology Co. Ltd.	Software	5,000	2,823
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	40,000	7,948
Beijing Kunlun Tech Co. Ltd.	Entertainment	2,000	7,063
Beijing New Building Materials PLC	Building Products	3,000	9,054
Beijing North Star Co. Ltd., H	Real Estate Management & Development	20,000	4,387
Beijing Orient National Communication Science &Technology Co.
Ltd.	Software	2,000	3,512
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	3,000	17,246
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	5,000	5,744
Beijing Shiji Information Technology Co. Ltd.	Software	2,000	11,045
[a] Beijing Shougang Co. Ltd.	Metals & Mining	8,000	4,867
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,000	16,124
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	2,000	12,827
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	2,000	7,674
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	5,000	4,379
Beijing Yanjing Brewery Co. Ltd.	Beverages	8,000	7,754
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	3,000	4,151
[a] Bilibili Inc., ADR	Entertainment	3,120	144,518
Bluefocus Intelligent Communications Group Co. Ltd.	Media	4,000	4,414
Bluestar Adisseo Co., A	Chemicals	2,000	3,458
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	21,000	7,858
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	52,000	34,359
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	60,000	18,580
Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	1,000	5,304
Brilliance China Automotive Holdings Ltd.	Automobiles	60,000	53,726
BYD Co. Ltd.	Automobiles	2,000	20,318
BYD Co. Ltd., H	Automobiles	16,000	123,554
BYD Electronic International Co. Ltd.	Communications Equipment	15,000	34,333
Caitong Securities Co. Ltd., A	Capital Markets	3,000	4,351
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	8,000	3,826
	Independent Power and Renewable
CECEP Wind-Power Corp.	Electricity Producers	18,000	5,399
Central China Securities Co. Ltd., A	Capital Markets	7,000	4,655
Central China Securities Co. Ltd., H	Capital Markets	20,000	3,251
	Independent Power and Renewable
[a] CGN Power Co. Ltd., A	Electricity Producers	10,000	4,188
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	240,000	49,546
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	700	43,113
Changjiang Securities Co. Ltd.	Capital Markets	10,000	9,536
	Semiconductors & Semiconductor
Changsha Jingjia Microelectronics Co. Ltd.	Equipment	1,000	9,522
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	3,000	11,758
[a] China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	7,000	6,378
China Aoyuan Group Ltd.	Real Estate Management & Development	30,000	36,269
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	3,000	5,654
China Baoan Group Co. Ltd.	Industrial Conglomerates	5,000	6,020
[a] China Biologic Products Holdings Inc.	Biotechnology	490	50,068
China Bluechemical Ltd.	Chemicals	40,000	5,935
China Cinda Asset Management Co. Ltd., H	Capital Markets	200,000	39,224
China CITIC Bank Corp. Ltd., A	Banks	14,000	10,201
China CITIC Bank Corp. Ltd., H	Banks	210,000	91,582
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	50,000	11,354
China Communications Construction Co. Ltd., A	Construction & Engineering	7,000	7,270

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

China Communications Construction Co. Ltd., H	Construction & Engineering	100,000	56,384
China Communications Services Corp. Ltd.	Construction & Engineering	60,000	37,314
China Conch Venture Holdings Ltd.	Construction & Engineering	35,000	147,669
China Construction Bank Corp., A	Banks	13,000	11,606
China Construction Bank Corp., H	Banks	2,040,000	1,650,330
[a] China COSCO Holdings Co. Ltd., A	Marine	18,000	8,837
[a] China CSSC Holdings Ltd., A	Machinery	3,000	7,403
[b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	10,000	18,089
[a] China Eastern Airlines Corp. Ltd., A	Airlines	28,000	16,718
[a] China Eastern Airlines Corp. Ltd., H	Airlines	20,000	7,122
China Enterprise Co. Ltd., A	Real Estate Management & Development	11,000	6,334
China Everbright Bank Co. Ltd., A	Banks	57,000	28,872
China Everbright Bank Co. Ltd., H	Banks	70,000	26,282
China Everbright International Ltd.	Commercial Services & Supplies	80,000	42,217
China Everbright Ltd.	Capital Markets	20,000	28,953
China Evergrande Group	Real Estate Management & Development	50,000	129,025
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	25,000	50,062
China Film Co. Ltd., A	Entertainment	3,000	5,573
China Foods Ltd.	Food Products	20,000	7,587
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	4,000	12,938
China Galaxy Securities Co. Ltd., A	Capital Markets	8,000	12,983
China Galaxy Securities Co. Ltd., H	Capital Markets	70,000	37,843
China Gas Holdings Ltd.	Gas Utilities	58,000	178,854
China Gezhouba Group Co. Ltd., A	Construction & Engineering	8,000	6,735
China Great Wall Securities Co. Ltd., A	Capital Markets	5,000	8,716
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	4,000	7,471
China Hongqiao Group Ltd.	Metals & Mining	60,000	26,631
China Huarong Asset Management Co. Ltd., H	Capital Markets	230,000	23,147
[a] China International Capital Corp. Ltd., H	Capital Markets	24,000	47,130
China International Marine Containers (Group) Co. Ltd., H	Machinery	10,000	8,129
China International Travel Service Corp. Ltd., A	Specialty Retail	3,000	65,380
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	120,000	84,382
China Jushi Co. Ltd., A	Construction Materials	5,000	6,473
China Lesso Group Holdings Ltd.	Building Products	20,000	26,011
China Life Insurance Co. Ltd., A	Insurance	8,000	30,799
China Life Insurance Co. Ltd., H	Insurance	160,000	322,046
[a] China Literature Ltd.	Media	4,000	26,940
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	3,150	110,407
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	70,000	39,288
China Machinery Engineering Corp., H	Construction & Engineering	20,000	5,264
China Medical System Holdings Ltd.	Pharmaceuticals	30,000	35,340
China Meheco Co. Ltd., A	Trading Companies & Distributors	2,000	4,004
China Merchants Bank Co. Ltd., A	Banks	32,000	152,671
China Merchants Bank Co. Ltd., H	Banks	85,000	390,977
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	11,000	9,074
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	30,000	35,456
China Merchants Securities Co. Ltd.	Capital Markets	22,000	24,639
China Merchants Securities Co. Ltd., A	Capital Markets	8,000	24,845
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	10,000	23,261
China Minsheng Banking Corp. Ltd., A	Banks	54,000	43,321
China Minsheng Banking Corp. Ltd., H	Banks	135,000	92,666
China Mobile Ltd.	Wireless Telecommunication Services	116,540	786,411
China Molybdenum Co. Ltd., A	Metals & Mining	16,000	8,308
China Molybdenum Co. Ltd., H	Metals & Mining	90,000	29,379
China National Accord Medicines Corp. Ltd.	Health Care Providers & Services	1,000	6,368
China National Building Material Co. Ltd., H	Construction Materials	80,000	85,156
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	8,000	6,203
China National Medicines Corp. Ltd., A	Health Care Providers & Services	1,000	5,754
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	21,000	12,152
China National Software & Service Co. Ltd., A	Software	400	4,482
[a] China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	6,000	7,912

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

China Oilfield Services Ltd., A	Energy Equipment & Services	3,000	5,577
China Oilfield Services Ltd., H	Energy Equipment & Services	40,000	35,920
China Orient Securities Co. Ltd., A	Capital Markets	9,000	12,084
China Overseas Land & Investment Ltd.	Real Estate Management & Development	84,500	255,666
China Pacific Insurance Group Co. Ltd., A	Insurance	9,000	34,700
China Pacific Insurance Group Co. Ltd., H	Insurance	56,000	149,566
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	52,000	28,767
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	560,000	233,380
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	100,000	18,322
China Railway Construction Corp. Ltd., A	Construction & Engineering	16,000	18,971
China Railway Construction Corp. Ltd., H	Construction & Engineering	40,000	31,430
China Railway Group Ltd., H	Construction & Engineering	90,000	46,217
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	40,000	17,186
China Reinsurance Group Corp., H	Insurance	160,000	16,309
China Resources Beer Holdings Co. Ltd.	Beverages	34,000	189,512
China Resources Cement Holdings Ltd.	Construction Materials	50,000	61,222
China Resources Gas Group Ltd.	Gas Utilities	20,000	97,414
China Resources Land Ltd.	Real Estate Management & Development	61,000	230,999
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	23,070
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	39,000	45,841
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	4,130
China Satellite Communications Co. Ltd., A	Media	2,000	5,096
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	8,000	16,254
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	80,000	125,102
China Shipbuilding Industry Co. Ltd., A	Machinery	37,000	20,940
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	16,000	4,165
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	6,000	5,484
China South City Holdings Ltd.	Real Estate Management & Development	60,000	6,116
China South Publishing & Media Group Co. Ltd., A	Media	3,000	4,491
China Southern Airlines Co. Ltd., A	Airlines	20,000	14,630
[a] China Southern Airlines Co. Ltd., H	Airlines	20,000	8,851
China Spacesat Co. Ltd., A	Aerospace & Defense	2,000	8,724
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	62,000	41,844
China State Construction International Holdings Ltd.	Construction & Engineering	40,000	23,328
China Taiping Insurance Holdings Co. Ltd.	Insurance	30,000	48,075
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	320,000	89,595
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,020,000	180,299
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	60,000	28,953
China TransInfo Technology Co. Ltd.	IT Services	3,000	10,183
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	120,000	64,874
China United Network Communications Ltd., A	Wireless Telecommunication Services	43,000	29,446
China Vanke Co. Ltd., A	Real Estate Management & Development	14,000	51,779
China Vanke Co. Ltd., H	Real Estate Management & Development	41,000	129,605
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	20,000	53,596
[a] China Zheshang Bank Co. Ltd., A	Banks	9,000	5,017
China Zhongwang Holdings Ltd.	Metals & Mining	32,000	6,028
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	3,000	5,000
Chongqing Brewery Co. Ltd., A	Beverages	1,000	10,329
Chongqing Changan Automobile Co. Ltd.	Automobiles	6,000	9,338
Chongqing Changan Automobile Co. Ltd., B	Automobiles	20,000	10,477
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	1,000	5,095
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	6,000	4,007
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	60,000	23,612
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	2,000	28,340
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	80,000	62,345
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	9,000	5,246
Citic Pacific Ltd.	Industrial Conglomerates	110,000	103,323
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	7,880	19,054
CITIC Securities Co. Ltd., A	Capital Markets	18,000	61,403
CITIC Securities Co. Ltd., H	Capital Markets	45,000	85,118

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	13,000	4,286
CNOOC Ltd.	Oil, Gas & Consumable Fuels	350,000	389,268
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	1,000	24,670
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	90,000	8,593
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	14,286
[a] COSCO Shipping Holdings Co. Ltd.	Marine	55,000	15,825
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	40,000	21,470
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	160,000	196,531
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	27,000	125,412
CRRC Corp. Ltd., A	Machinery	33,000	26,007
CRRC Corp. Ltd., H	Machinery	90,000	37,972
CSC Financial Co. Ltd., A	Capital Markets	2,000	11,144
CSC Financial Co. Ltd., H	Capital Markets	15,000	16,973
CSG Holding Co. Ltd.	Construction Materials	19,000	5,246
CSG Holding Co. Ltd.	Construction Materials	8,000	5,682
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	114,800	216,848
[a] CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	6,000	4,026
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	1,100	4,246
Dali Foods Group Co. Ltd.	Food Products	50,000	30,321
Daqin Railway Co. Ltd., A	Road & Rail	20,000	19,921
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	12,000	3,582
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	60,000	7,819
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	2,040	11,084
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	21,000	6,552
DHC Software Co. Ltd.	IT Services	5,000	8,857
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,000	4,995
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	1,000	5,067
Dongfang Electric Corp. Ltd., A	Electrical Equipment	6,000	7,513
Dongfeng Motor Group Co. Ltd., H	Automobiles	60,000	35,843
Dongxing Securities Co. Ltd., A	Capital Markets	5,000	7,711
East Money Information Co. Ltd.	Capital Markets	13,880	39,670
ENN Energy Holdings Ltd.	Gas Utilities	17,000	191,266
Eve Energy Co. Ltd.	Electrical Equipment	3,000	20,311
Everbright Securities Co. Ltd., A	Capital Markets	8,000	18,178
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	7,000	6,220
Far East Horizon Ltd.	Diversified Financial Services	50,000	42,449
FAW CAR Co. Ltd.	Automobiles	4,000	6,078
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	2,000	8,181
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	6,000	5,637
Focus Media Information Technology Co. Ltd.	Media	23,000	18,126
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	2,020	35,554
Fosun International Ltd.	Industrial Conglomerates	50,000	63,609
Founder Securities Co. Ltd., A	Capital Markets	13,000	13,023
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	6,000	12,861
Fujian Sunner Development Co. Ltd.	Food Products	3,000	12,309
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	4,000	11,811
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	12,000	28,582
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	7,768
Ganfeng Lithium Co. Ltd.	Metals & Mining	2,000	15,159
Ganfeng Lithium Co. Ltd., H	Metals & Mining	2,000	9,251
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	10,000	3,693
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	32,000	8,376
[a,d] GDS Holdings Ltd., ADR	IT Services	1,730	137,812
Geely Automobile Holdings Ltd.	Automobiles	120,000	188,892
GEM Co. Ltd.	Metals & Mining	7,000	4,922
Gemdale Corp., A	Real Estate Management & Development	7,000	13,569
Genimous Technology Co. Ltd.	Software	3,000	3,625
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	20,000	41,133

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

GF Securities Co. Ltd.	Capital Markets	12,000	23,974
GF Securities Co. Ltd., H	Capital Markets	28,000	29,985
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	820	27,370
Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	5,000	4,591
Glodon Co. Ltd.	Software	2,000	19,723
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	5,000	20,770
[a] GOME Retail Holdings Ltd.	Specialty Retail	240,000	39,946
Gosuncn Technology Group Co. Ltd.	Communications Equipment	4,000	3,430
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	7,000	5,041
Great Wall Motor Co. Ltd., A	Automobiles	7,000	7,646
Great Wall Motor Co. Ltd., H	Automobiles	65,000	40,591
Gree Electric Appliances Inc. of Zhuhai	Household Durables	9,000	72,036
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	9,000	7,870
Greentown China Holdings Ltd.	Real Estate Management & Development	15,000	14,980
[e] Greentown China Holdings Ltd., rts., 2/20/49	Real Estate Management & Development	283	—
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	4,000	7,323
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	970	58,190
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	14,000	3,613
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	2,000	3,537
Guangdong Haid Group Co. Ltd.	Food Products	2,000	13,467
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	6,000	5,866
Guangdong Investment Ltd.	Water Utilities	67,300	115,489
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	10,000	15,040
Guangshen Railway Co. Ltd., H	Road & Rail	40,000	7,483
Guangxi Liugong Machinery Co. Ltd.	Machinery	4,000	3,571
Guangzhou Automobile Group Co. Ltd., A	Automobiles	8,000	10,187
Guangzhou Automobile Group Co. Ltd., H	Automobiles	60,000	43,275
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	3,000	6,469
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,000	15,142
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	2,000	9,149
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	5,000	9,154
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	24,000	27,931
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	1,000	4,781
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	2,000	3,299
Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,000	3,523
Guosen Securities Co. Ltd.	Capital Markets	7,000	11,192
Guotai Junan Securities Co. Ltd.	Capital Markets	18,000	24,897
Guotai Junan Securities Co. Ltd., A	Capital Markets	11,000	26,863
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	2,000	7,595
Guoyuan Securities Co. Ltd.	Capital Markets	6,000	7,131
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	7,000	29,534
Haier Electronics Group Co. Ltd.	Household Durables	30,000	90,769
Haier Smart Home Co. Ltd., A	Household Durables	9,000	22,539
Haitian International Holdings Ltd.	Machinery	10,000	20,309
Haitong Securities Co. Ltd., A	Capital Markets	12,000	21,359
Haitong Securities Co. Ltd., H	Capital Markets	76,000	61,385
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	2,000	10,173
Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,000	3,362
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	6,000	3,625
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	14,000	60,118
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,000	4,402
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	1,000	3,594
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	1,000	14,415
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	22,000	103,607
Harbin Boshi Automation Co. Ltd.	Machinery	2,000	3,608
Health & Happiness H&H International Holdings Ltd.	Food Products	4,400	19,898
Heilongjiang Agriculture Co. Ltd., A	Food Products	3,000	6,834
Henan Senyuan Electric Co. Ltd.	Electrical Equipment	3,000	2,118

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Henan Shuanghui Investment & Development Co. Ltd.	Food Products	4,000	26,085
Hengan International Group Co. Ltd.	Personal Products	16,500	129,225
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	3,000	4,775
Hengli Petrochemical Co. Ltd., A	Chemicals	5,000	9,904
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	440,000	8,175
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	4,000	9,287
Hesteel Co. Ltd.	Metals & Mining	20,000	5,773
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	500	9,415
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	6,000	4,457
Hongfa Technology Co. Ltd., A	Electrical Equipment	1,000	5,676
Hongta Securities Co. Ltd., A	Capital Markets	2,000	5,490
Hopson Development Holdings Ltd.	Real Estate Management & Development	10,000	10,399
Huaan Securities Co. Ltd., A	Capital Markets	6,000	5,798
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	60,000	19,199
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	40,000	11,509
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	4,000	14,319
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	2,000	6,913
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	4,000	4,409
Hualan Biological Engineering Inc.	Biotechnology	2,660	18,859
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	8,000	4,777
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	100,000	37,546
Huapont Life Sciences Co. Ltd.	Chemicals	6,000	4,567
Huatai Securities Co. Ltd., A	Capital Markets	12,000	31,920
Huatai Securities Co. Ltd., H	Capital Markets	34,000	54,134
Huaxi Securities Co. Ltd.	Capital Markets	4,000	6,016
Huaxia Bank Co. Ltd., A	Banks	21,000	18,184
Huaxin Cement Co. Ltd., A	Construction Materials	2,000	6,709
Huaxin Cement Co. Ltd., B	Construction Materials	7,000	12,740
Huayu Automotive Systems Co. Ltd.	Auto Components	4,000	11,766
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	9,000	6,634
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	14,000	6,973
Hunan Valin Steel Co. Ltd.	Metals & Mining	10,000	5,334
Hundsun Technologies Inc., A	Software	1,300	19,810
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	4,000	4,386
[a] HyUnion Holding Co. Ltd.	Auto Components	3,000	2,466
Iflytek Co. Ltd.	Software	5,000	26,479
Industrial and Commercial Bank of China Ltd.	Banks	109,000	76,802
Industrial and Commercial Bank of China Ltd., H	Banks	1,730,000	1,049,100
Industrial Bank Co. Ltd., A	Banks	31,000	69,213
Industrial Securities Co. Ltd., A	Capital Markets	13,000	12,599
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	76,000	11,613
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	10,000	44,045
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	25,000	16,200
[a] Innovent Biologics Inc.	Biotechnology	25,000	185,473
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	2,108	11,686
[a,d] Iqiyi Inc., ADR	Entertainment	5,000	115,950
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,000	9,833
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	2,000	12,737
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	18,970	1,141,615
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	7,000	5,507
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	8,000	11,104
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	20,000	23,431
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	1,000	11,347
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	8,000	104,475
Jiangsu Kanion Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,000	5,909

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Jiangsu King's Luck Brewery JSC Ltd.	Beverages	2,000	11,260
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	2,000	29,752
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	2,000	10,300
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	6,000	7,555
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	6,000	9,720
Jiangxi Bank Co. Ltd., H	Banks	20,000	8,903
Jiangxi Copper Co. Ltd., A	Metals & Mining	2,000	3,809
Jiangxi Copper Co. Ltd., H	Metals & Mining	30,000	30,230
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	5,000	12,366
Jiayuan International Group Ltd.	Real Estate Management & Development	20,000	8,258
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,000	8,902
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	7,000	6,121
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	8,000	9,236
[a,b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	20,000	30,295
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	3,000	11,817
JoInc. Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	4,000	9,191
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	3,000	7,904
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,000	16,563
Joyoung Co. Ltd.	Household Durables	1,000	5,273
[a] JOYY Inc., ADR	Interactive Media & Services	1,180	104,489
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	15,000	38,901
[a] Kingdee International Software Group Co. Ltd.	Software	50,000	116,251
Kingsoft Corp. Ltd.	Software	20,000	93,027
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	4,000	4,103
Kunlun Energy Co. Ltd.	Gas Utilities	72,000	46,635
[a] Kunwu Jiuding Investment Holdings Co. Ltd., A	Capital Markets	1,000	4,222
Kweichow Moutai Co. Ltd., A	Beverages	1,900	393,261
KWG Group Holdings Ltd.	Real Estate Management & Development	25,000	41,998
Lakala Payment Co. Ltd., A	IT Services	1,000	4,920
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	5,000	15,275
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	30,000	16,102
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	12,000	14,012
	Technology Hardware, Storage &
[a,e] Legend Holdings Corp., rts., 2/20/49	Peripherals	830	—
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	2,000	7,935
Leo Group Co. Ltd.	Media	11,000	6,008
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	3,000	15,501
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	6,000	5,153
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,000	126,960
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd.	Components	2,660	4,704
Liaoning Cheng Da Co. Ltd., A	Distributors	3,000	8,035
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,000	13,586
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	3,000	15,135
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	20,000	35,404
Lomon Billions Group Co. Ltd.	Chemicals	3,000	7,853
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	40,000	190,183
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	6,000	34,577
Luenmei Quantum Co. Ltd., A	Water Utilities	4,000	8,116
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	10,099	73,373
Luye Pharma Group Ltd.	Pharmaceuticals	35,000	21,405
Luzhou Laojiao Co. Ltd., A	Beverages	2,000	25,785
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	21,000	7,666
Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	1,000	8,239
[a] Mango Excellent Media Co. Ltd.	Entertainment	3,030	27,952
Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	6,000	12,233
	Technology Hardware, Storage &
[a,b,c] Meitu Inc., 144A, Reg S	Peripherals	40,000	7,845

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a,b] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	78,000	1,729,990
Metallurgical Corp. of China Ltd.	Construction & Engineering	70,000	11,109
Metallurgical Corp. of China Ltd., A	Construction & Engineering	22,000	7,813
Momo Inc., ADR	Interactive Media & Services	3,120	54,538
Muyuan Foodstuff Co. Ltd.	Food Products	5,400	62,651
NanJi E-Commerce Co. Ltd.	Media	5,000	14,976
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	9,136
Nanjing Securities Co. Ltd., A	Capital Markets	2,000	4,038
Nari Technology Development Co. Ltd., A	Electrical Equipment	7,000	20,056
	Electronic Equipment, Instruments &
NAURA Technology Group Co. Ltd., A	Components	800	19,345
NavInfo Co. Ltd.	Household Durables	3,000	6,999
NetEase Inc., ADR	Entertainment	1,630	699,889
New China Life Insurance Co. Ltd., A	Insurance	4,000	25,060
New China Life Insurance Co. Ltd., H	Insurance	17,000	56,919
New Hope Liuhe Co. Ltd.	Food Products	7,000	29,514
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,000	390,690
Newland Digital Technology Co. Ltd.	Software	2,000	4,522
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	30,000	27,134
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	1,000	4,656
[a] Ningbo Joyson Electronic Corp.	Auto Components	3,000	10,106
Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,000	7,895
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	12,000	6,061
Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	5,000	5,957
[a] NIO Inc., ADR	Automobiles	17,420	134,482
Northeast Securities Co. Ltd.	Capital Markets	5,000	5,978
NSFOCUS Information Technology Co. Ltd.	Software	2,000	6,591
Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	8,000	4,267
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	8,000	5,150
	Electronic Equipment, Instruments &
[a] OFILM Group Co. Ltd.	Components	4,000	10,408
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	490	8,947
Opple Lighting Co. Ltd., A	Household Products	2,000	7,745
Orient Securities Co. Ltd. of China, H	Capital Markets	20,000	11,045
Oriental Pearl Group Co. Ltd., A	Media	6,000	8,192
[a] Ourpalm Co. Ltd.	Entertainment	5,000	5,186
People's Insurance Co. Group of China Ltd., H	Insurance	180,000	52,487
Perfect World Co. Ltd.	Entertainment	1,000	8,155
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	460,000	152,533
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	13,922
[b,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	1,000	10,322
PICC Property and Casualty Co. Ltd., H	Insurance	140,000	115,426
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	5,950	510,748
Ping An Bank Co. Ltd., A	Banks	29,000	52,520
[a,b] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	8,000	121,696
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	120,000	1,199,930
Ping An Insurance Group Co. of China Ltd., A	Insurance	17,000	171,738
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	16,000	33,459
Poly Property Development Co. Ltd., H	Real Estate Management & Development	3,000	30,192
Poly Property Group Co. Ltd.	Real Estate Management & Development	40,000	12,025
Postal Savings Bank of China Co. Ltd., H	Banks	210,000	120,574
Power Construction Corp. of China Ltd.	Construction & Engineering	18,000	8,812
[b] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	30,000	15,947
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	13,200	7,392
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	2,000	2,997
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	5,000	5,730
Rongsheng Petro Chemical Co. Ltd.	Chemicals	4,000	6,961
SAIC Motor Corp. Ltd.	Automobiles	14,000	33,654
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	6,000	21,223
Sangfor Technologies Inc., A	Software	300	8,742
Sansteel Minguang Co. Ltd.	Metals & Mining	5,000	4,712
Sany Heavy Industry Co. Ltd., A	Machinery	13,000	34,506

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

SDIC Capital Co. Ltd., A	Capital Markets	5,000	9,006
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	10,000	11,121
Sealand Securities Co. Ltd.	Capital Markets	10,640	6,534
[a] Seazen Group Ltd.	Real Estate Management & Development	40,000	34,733
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	4,000	17,680
SF Holding Co. Ltd.	Air Freight & Logistics	4,000	30,958
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	300	12,948
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	11,000	11,221
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	17,000	5,922
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	10,000	3,587
Shandong Denghai Seeds Co. Ltd., A	Food Products	2,000	3,580
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	10,500	22,299
Shandong Gold Mining Co. Ltd., A	Metals & Mining	4,060	21,036
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	3,000	7,505
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	22,000	6,319
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	4,000	5,388
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	49,700	110,552
Shanghai 2345 Network Holding Group Co. Ltd.	Software	12,000	4,771
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	4,000	4,499
Shanghai Bairun Investment Holding Group Co. Ltd., A	Beverages	1,000	6,412
Shanghai Baosight Software Co. Ltd., A	Software	1,000	8,359
Shanghai Baosight Software Co. Ltd., B	Software	7,020	16,230
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	9,000	3,564
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	12,000	5,212
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	7,000	4,516
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	16,000	11,410
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	60,000	17,031
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	5,000	5,235
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	2,000	3,396
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	3,000	14,368
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	10,000	33,417
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	10,000	15,380
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	3,000	30,591
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	17,000	10,102
Shanghai Jahwa United Co. Ltd., A	Personal Products	1,000	6,777
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,000	5,200
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	1,000	3,926
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	7,000	6,622
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	3,000	4,758
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	26,000	20,150
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,000	7,725
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	7,000	7,105
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	3,000	7,802
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,000	33,598
Shanghai Pudong Development Bank Co. Ltd., A	Banks	43,000	64,368
[a] Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	9,000	10,773
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	11,000	4,312
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	6,000	4,796
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	6,000	5,370
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	6,000	7,521
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	2,000	5,764
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	22,000	4,708
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	6,000	4,729
Shanxi Securities Co. Ltd.	Capital Markets	5,200	4,812
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	1,000	20,516
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	9,000	7,526
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	4,000	16,565
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	38,000	27,152
[b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	32,000	8,836

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	4,000	4,194
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	8,000	5,252
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	20,000	20,231
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	100	3,154
Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	Pharmaceuticals	1,000	3,543
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	3,000	6,172
Shenzhen Inovance Technology Co. Ltd.	Machinery	3,000	16,125
Shenzhen International Holdings Ltd.	Transportation Infrastructure	20,000	31,843
Shenzhen Investment Ltd.	Real Estate Management & Development	80,000	25,289
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	2,000	6,177
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	1,000	22,944
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,400	60,554
[a] Shenzhen MTC Co. Ltd.	Household Durables	8,000	5,603
Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	1,000	593
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	11,000	9,432
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	3,000	12,590
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,000	15,003
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	1,000	3,892
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	8,000	4,211
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,000	192,815
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,431
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	4,413
Shimao Property Holdings Ltd.	Real Estate Management & Development	30,000	126,960
[a] Siasun Robot & Automation Co. Ltd.	Machinery	4,000	7,737
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	6,000	7,870
Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	9,000	4,317
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	20,000	4,567
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	2,971
Sichuan Swellfun Co. Ltd., A	Beverages	2,000	17,663
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	70,000	6,683
[a] SINA Corp.	Interactive Media & Services	1,220	43,810
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	70,000	16,799
Sinochem International Corp., A	Trading Companies & Distributors	6,000	4,296
Sinolink Securities Co. Ltd., A	Capital Markets	5,000	8,072
Sinoma Science & Technology Co. Ltd.	Chemicals	3,000	6,579
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	35,000	14,902
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	100,000	6,451
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	11,000	5,416
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	80,000	19,199
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	28,000	71,676
Sinotrans Ltd., A	Air Freight & Logistics	8,000	3,656
Sinotrans Ltd., H	Air Freight & Logistics	50,000	10,128
Sinotruk Hong Kong Ltd.	Machinery	15,000	38,804
[a] Soho China Ltd.	Real Estate Management & Development	45,000	15,793
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	3,660	8,959
SooChow Securities Co. Ltd., A	Capital Markets	7,080	8,174
Southwest Securities Co. Ltd., A	Capital Markets	11,000	7,144
Spring Airlines Co. Ltd., A	Airlines	1,000	4,986
STO Express Co. Ltd.	Air Freight & Logistics	3,000	6,965
Sunac China Holdings Ltd.	Real Estate Management & Development	54,000	226,090
Sungrow Power Supply Co. Ltd.	Electrical Equipment	3,000	6,108
Suning.com Co. Ltd.	Specialty Retail	15,000	18,613
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	14,000	223,987
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	4,000	10,696
Suofeiya Home Collection Co. Ltd.	Household Durables	1,000	3,420
[a] Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	1,000	3,523
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	5,000	5,560
Tahoe Group Co. Ltd.	Real Estate Management & Development	5,000	3,601
Taiji Computer Corp. Ltd.	IT Services	1,000	6,182

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] TAL Education Group, ADR	Diversified Consumer Services	7,930	542,253
Tangshan Jidong Cement Co. Ltd.	Construction Materials	3,000	6,808
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	17,000	5,364
TBEA Co. Ltd., A	Electrical Equipment	8,000	7,663
TCL Corp.	Household Durables	20,000	17,544
Tencent Holdings Ltd.	Interactive Media & Services	125,200	8,054,335
[a] Tencent Music Entertainment Group, ADR	Entertainment	10,110	136,081
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	15,000	6,728
Thunder Software Technology Co. Ltd.	Software	1,000	10,994
Tian Di Science & Technology Co. Ltd., A	Machinery	8,000	3,316
Tianfeng Securities Co. Ltd., A	Capital Markets	11,250	9,646
Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	7,000	6,576
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	6,000	4,686
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	4,000	12,711
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	3,000	6,520
[a] Tianqi Lithium Corp.	Chemicals	2,480	8,053
Times China Holdings Ltd.	Real Estate Management & Development	20,000	36,953
Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	6,153	8,352
[a,b] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	20,000	36,024
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	4,000	9,865
[a] Tongkun Group Co. Ltd., A	Chemicals	3,000	5,416
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	20,000	5,461
Tongwei Co. Ltd., A	Food Products	6,000	14,754
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	500	11,798
Topsports International Holdings Ltd.	Specialty Retail	30,000	38,320
TravelSky Technology Ltd., H	IT Services	20,000	35,198
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	10,350	268,272
Tsingtao Brewery Co. Ltd., A	Beverages	1,000	10,824
Tsingtao Brewery Co. Ltd., H	Beverages	9,000	66,770
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	10,000	3,778
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	1,000	10,293
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	2,000	12,162
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	2,000	6,180
Valiant Co. Ltd.	Chemicals	2,000	4,859
Venustech Group Inc.	Software	2,000	11,905
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	9,180	182,774
Walvax Biotechnology Co. Ltd.	Biotechnology	2,000	14,817
[a] Wanda Film Holding Co. Ltd., A	Entertainment	3,000	6,482
Wangfujing Group Co. Ltd., A	Multiline Retail	2,000	12,890
Wangsu Science & Technology Co. Ltd.	IT Services	4,000	4,805
Wanhua Chemical Group Co. Ltd., A	Chemicals	5,000	35,365
Wanxiang Qianchao Co. Ltd.	Auto Components	8,000	5,478
[a] Weibo Corp., ADR	Interactive Media & Services	1,220	40,992
Weichai Power Co. Ltd., A	Machinery	12,000	23,295
Weichai Power Co. Ltd., H	Machinery	40,000	74,525
Weifu High-Technology Co. Ltd., B	Auto Components	4,000	6,807
Wens Foodstuffs Group Co. Ltd.	Food Products	2,400	7,403
Western Securities Co. Ltd.	Capital Markets	6,000	6,927
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	2,000	6,039
	Semiconductors & Semiconductor
Will Semiconductor Ltd.	Equipment	1,000	28,573
	Electronic Equipment, Instruments &
[a] Wingtech Technology Co. Ltd., A	Components	2,000	35,641
Winning Health Technology Group Co. Ltd.	Health Care Technology	3,900	12,658
Wolong Electric Group Co. Ltd., A	Electrical Equipment	2,000	3,181
Wonders Information Co. Ltd.	IT Services	2,000	6,245
Wuchan Zhongda Group Co. Ltd., A	Distributors	8,000	4,765

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	2,070	8,576
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	2,000	13,243
Wuliangye Yibin Co. Ltd., A	Beverages	6,000	145,268
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	4,000	14,137
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	1,400	19,135
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	4,220	54,830
[a] Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	19,000	347,619
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	1,000	6,538
XCMG Construction Machinery Co. Ltd.	Machinery	13,000	10,871
Xiamen C & D Inc., A	Trading Companies & Distributors	5,000	5,730
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	4,000	3,735
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	2,000	5,611
Xiamen Tungsten Co. Ltd., A	Metals & Mining	3,000	5,026
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	260,000	430,736
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	13,000	5,481
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	10,000	6,774
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	20,000	17,134
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	7,000	3,397
Xuji Electric Co. Ltd.	Electrical Equipment	2,000	3,735
Yango Group Co. Ltd.	Real Estate Management & Development	7,000	6,279
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., A	Communications Equipment	1,000	4,359
[b] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	5,000	9,187
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	4,000	8,320
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	1,000	4,386
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,000	4,958
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	29,882
Yealink Network Technology Corp. Ltd.	Communications Equipment	1,600	15,453
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	6,500
[a] Yihai International Holding Ltd.	Food Products	10,000	102,510
Yintai Gold Co. Ltd.	Metals & Mining	3,000	6,656
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	14,000	18,580
Yonyou Network Technology Co. Ltd., A	Software	4,990	31,136
Yotrio Group Co. Ltd.	Leisure Equipment & Products	6,000	3,379
Youngor Group Co. Ltd., A	Real Estate Management & Development	8,000	6,746
[a] Youzu Interactive Co. Ltd.	Entertainment	1,000	3,690
YTO Express Group Co. Ltd., A	Air Freight & Logistics	5,000	10,300
Yuexiu Property Co. Ltd.	Real Estate Management & Development	140,000	24,928
Yunda Holding Co. Ltd.	Air Freight & Logistics	3,300	11,416
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	7,000	4,318
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	2,000	26,546
[a] Yunnan Copper Co. Ltd.	Metals & Mining	3,000	4,504
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	1,000	9,310
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,000	10,501
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,000	24,088
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	25,000	29,192
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	2,000	7,456
[a] Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	6,000	4,669
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	2,000	4,850
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	4,000	10,872
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	40,000	28,282
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,200	10,561
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	2,000	10,996
Zhejiang Juhua Co. Ltd., A	Chemicals	6,000	5,849
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	6,000	10,858
Zhejiang NHU Co. Ltd.	Pharmaceuticals	3,000	12,352
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	3,900	12,084

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	2,000	4,604
Zhejiang Supor Co. Ltd.	Household Durables	400	4,018
[a] Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	6,000	5,501
Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	2,600	8,535
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,000	3,291
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	3,000	4,338
Zhejiang Yongtai Technology Co. Ltd.	Chemicals	2,000	3,469
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	3,000	5,178
Zheshang Securities Co. Ltd., A	Capital Markets	3,000	4,206
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	7,000	34,637
Zhongji Innolight Co. Ltd.	Communications Equipment	1,000	8,914
Zhongjin Gold Corp. Ltd., A	Metals & Mining	5,000	6,466
Zhongsheng Group Holdings Ltd.	Specialty Retail	15,000	83,027
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	12,000	30,501
Zijin Mining Group Co. Ltd., A	Metals & Mining	21,000	13,073
Zijin Mining Group Co. Ltd., H	Metals & Mining	130,000	60,551
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	10,000	9,098
[a] Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	28,000	21,568
[a] ZTE Corp.	Communications Equipment	6,000	34,067
[a] ZTE Corp., H	Communications Equipment	16,000	48,926
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	8,340	306,161
			50,508,597
Hong Kong 0.6%
[a] Alibaba Pictures Group Ltd.	Entertainment	300,000	39,869
Kingboard Laminates Holdings Ltd.	Chemicals	25,000	25,127
Sino Biopharmaceutical Ltd.	Pharmaceuticals	140,000	263,727
			328,723
Singapore 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	51,000	33,998
Yanlord Land Group Ltd.	Real Estate Management & Development	16,000	13,419
			47,417
Total Investments before Short Term

Investments (Cost $46,799,030) 99.2%			50,884,737
Short Term Investments (Cost $154,463) 0.3%
Investments from Cash Collateral Received for Loaned Securities 0.3%
United States 0.3%
[f,g] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	154,463	154,463
Total Investments (Cost $46,953,493) 99.5%			51,039,200

Other Assets, less Liabilities 0.5%			231,285
Net Assets 100.0%			$51,270,485

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $2,512,431, representing 4.9% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $547,764, representing 1.1% of net assets.
dA portion or all of the security is on loan at June 30, 2020.
eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
HKG Mini Hang Seng Index	Long	14	$174,276	7/30/20	$(2,804)
HKG Mini Hang Seng Index	Long	9	111,675	9/29/20	(3,270)
Total Futures Contracts					$(6,074)
*As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.6%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	26,928	$1,513,555
Austria 0.3%
[a] Andritz AG	Machinery	1,776	64,629
[a] Erste Group Bank AG	Banks	7,056	166,027
OMV AG	Oil, Gas & Consumable Fuels	3,360	112,308
Raiffeisen Bank International AG	Banks	3,264	58,142
[a] Telekom Austria AG	Diversified Telecommunication Services	3,456	23,872
Verbund AG	Electric Utilities	1,632	73,062
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	960	21,457
Voestalpine AG	Metals & Mining	2,832	60,896
			580,393
Belgium 1.5%
[a] Ackermans & van Haaren NV	Diversified Financial Services	528	69,028
Ageas SA/NV	Insurance	4,512	159,834
Anheuser-Busch InBev SA/NV	Beverages	20,736	1,021,600
Colruyt SA	Food & Staples Retailing	1,344	73,921
Elia Group SA/NV	Electric Utilities	864	93,741
[a] Galapagos NV	Biotechnology	1,200	235,929
Groupe Bruxelles Lambert SA	Diversified Financial Services	2,688	225,461
KBC Groep NV	Banks	6,768	388,132
Proximus SADP	Diversified Telecommunication Services	3,504	71,390
Sofina SA	Diversified Financial Services	384	101,353
Solvay SA	Chemicals	1,728	138,302
Telenet Group Holding NV	Media	1,152	47,407
UCB SA	Pharmaceuticals	2,976	344,611
Umicore SA	Chemicals	5,088	239,498
			3,210,207
China 0.5%
[a] Prosus NV	Internet & Direct Marketing Retail	10,752	999,177
Denmark 3.5%
A.P. Moeller-Maersk AS, A	Marine	96	104,160
A.P. Moeller-Maersk AS, B	Marine	144	167,697
Ambu AS, B	Health Care Equipment & Supplies	4,176	131,146
Carlsberg AS, B	Beverages	2,448	323,378
Chr. Hansen Holding AS	Chemicals	2,544	262,223
Coloplast AS, B	Health Care Equipment & Supplies	3,312	513,074
[a] Danske Bank AS	Banks	16,512	219,664
DSV Panalpina A/S	Air Freight & Logistics	4,896	597,470
[a] Genmab A/S	Biotechnology	1,440	481,740
GN Store Nord AS	Health Care Equipment & Supplies	3,216	171,269
H. Lundbeck AS	Pharmaceuticals	1,488	55,924
[a] ISS AS	Commercial Services & Supplies	4,800	75,950
Novo Nordisk AS, B	Pharmaceuticals	40,032	2,590,396
Novozymes AS	Chemicals	5,040	291,268
Orsted AS	Electric Utilities	4,704	542,566
Pandora AS	Textiles, Apparel & Luxury Goods	2,448	132,915
Rockwool International AS, B	Building Products	144	38,951
Tryg AS	Insurance	3,024	87,494
Vestas Wind Systems AS	Electrical Equipment	4,896	498,310
[a] William Demant Holding AS	Health Care Equipment & Supplies	2,688	70,846
			7,356,441
Finland 2.0%
Elisa OYJ	Diversified Telecommunication Services	3,552	215,988
[b] Fortum OYJ, Reg S	Electric Utilities	10,848	205,969
[a] Huhtamaki OYJ	Containers & Packaging	2,352	92,563
Kesko OYJ	Food & Staples Retailing	6,720	114,874
Kone OYJ, B	Machinery	9,696	666,690

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Neles OYJ	Machinery	2,640	86,492
Neste Oil OYJ	Oil, Gas & Consumable Fuels	10,320	403,480
Nokia OYJ, A	Communications Equipment	139,104	607,518
Nokian Renkaat OYJ	Auto Components	3,360	73,740
[a] Nordea Bank Abp	Banks	79,920	551,858
Orion OYJ	Pharmaceuticals	2,544	123,035
Sampo OYJ, A	Insurance	12,624	434,150
Stora Enso OYJ, R	Paper & Forest Products	14,352	171,350
UPM-Kymmene OYJ	Paper & Forest Products	13,008	375,768
Wartsila OYJ ABP	Machinery	12,240	101,153
			4,224,628
France 16.2%
[a] Accor SA	Hotels, Restaurants & Leisure	4,656	126,603
[a] Adevinta ASA, B	Interactive Media & Services	5,760	57,857
Aeroports de Paris SA	Transportation Infrastructure	720	73,912
[a] Air France-KLM	Airlines	4,800	21,742
Air Liquide SA	Chemicals	11,520	1,661,328
[a] Airbus SE	Aerospace & Defense	13,728	979,390
[c] ALD SA, 144A	Road & Rail	2,160	21,349
Alstom SA	Machinery	4,656	216,549
[a] Amundi SA	Capital Markets	1,392	108,971
[a] ArcelorMittal SA	Metals & Mining	15,264	160,637
Arkema SA	Chemicals	1,680	160,650
[a] Atos SE	IT Services	2,352	200,501
AXA SA	Insurance	47,952	1,002,392
Biomerieux	Health Care Equipment & Supplies	1,056	145,053
[a] BNP Paribas SA	Banks	26,976	1,071,644
Bollore	Entertainment	24,048	75,519
[a] Bouygues SA	Construction & Engineering	5,280	180,338
[a] Bureau Veritas SA	Professional Services	6,816	143,768
Capgemini SE	IT Services	3,936	450,692
Carrefour SA	Food & Staples Retailing	14,480	223,701
Casino Guichard-Perrachon SA	Food & Staples Retailing	1,392	51,437
Cie Generale des Etablissements Michelin SCA	Auto Components	4,368	453,013
[a] CNP Assurances	Insurance	3,696	42,549
[a] Compagnie de Saint-Gobain	Building Products	12,048	433,691
	Equity Real Estate Investment Trusts
Covivio	(REITs)	1,152	83,455
[a] Credit Agricole SA	Banks	28,848	273,073
Danone SA	Food Products	14,832	1,025,501
[a] Dassault Aviation SA	Aerospace & Defense	48	44,234
Dassault Systemes	Software	3,264	563,092
Edenred	IT Services	6,048	264,444
EDF SA	Electric Utilities	12,875	118,721
[a] Eiffage SA	Construction & Engineering	1,872	171,147
[a] Elis SA	Commercial Services & Supplies	5,616	65,536
[a] Engie SA	Multi-Utilities	41,088	507,628
[a] EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	7,344	942,381
[a] Eurazeo SE	Diversified Financial Services	1,110	56,874
Eutelsat Communications SA	Media	4,656	42,933
[a] Faurecia SE	Auto Components	1,872	73,105
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	1,296	160,116
[a] Getlink SE	Transportation Infrastructure	11,376	164,056
Hermes International	Textiles, Apparel & Luxury Goods	768	641,586
	Equity Real Estate Investment Trusts
ICADE	(REITs)	768	53,480
Iliad SA	Diversified Telecommunication Services	384	74,893
Imerys SA	Construction Materials	912	31,078
	Electronic Equipment, Instruments &
[a] Ingenico Group SA	Components	1,536	244,973
Ipsen SA	Pharmaceuticals	864	73,411
[a] JCDecaux SA	Media	1,824	33,905

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Kering SA	Textiles, Apparel & Luxury Goods	1,824	992,047
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	4,800	95,612
[a] L'Oreal SA	Personal Products	5,952	1,909,901
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	2,208	68,098
Legrand SA	Electrical Equipment	6,624	503,076
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	6,192	2,715,750
[a] Natixis SA	Capital Markets	20,976	54,775
Orange SA	Diversified Telecommunication Services	47,472	567,572
Orpea	Health Care Providers & Services	1,200	138,687
Pernod Ricard SA	Beverages	5,232	822,979
[a] Peugeot SA	Automobiles	13,632	221,700
Plastic Omnium SA	Auto Components	1,344	27,367
Publicis Groupe	Media	5,328	172,403
Remy Cointreau SA	Beverages	624	84,943
[a] Renault SA	Automobiles	4,608	116,862
Rexel SA	Trading Companies & Distributors	7,584	86,628
Rubis SCA	Gas Utilities	2,309	110,944
[a] Safran SA	Aerospace & Defense	8,016	803,263
Sanofi	Pharmaceuticals	27,120	2,761,184
Sartorius Stedim Biotech	Life Sciences Tools & Services	576	145,560
Schneider Electric SE	Electrical Equipment	13,008	1,444,630
[a] SCOR SE	Insurance	3,840	105,235
SEB SA	Household Durables	672	111,025
[a] Societe Generale SA	Banks	19,344	321,548
Sodexo SA	Hotels, Restaurants & Leisure	2,160	146,045
Suez SA	Multi-Utilities	9,408	110,262
Teleperformance	Professional Services	1,440	365,356
Thales SA	Aerospace & Defense	2,448	197,632
Total SA	Oil, Gas & Consumable Fuels	58,896	2,247,414
[a] Ubisoft Entertainment SA	Entertainment	2,304	189,940
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	3,360	189,293
Valeo SA	Auto Components	6,000	157,421
Veolia Environnement SA	Multi-Utilities	12,576	282,777
Vinci SA	Construction & Engineering	11,520	1,060,972
Vivendi SA	Entertainment	20,016	513,465
Wendel SE	Diversified Financial Services	672	64,041
[a,b] Worldline SA, Reg S	IT Services	3,648	315,816
			33,995,131
Germany 13.8%
1&1 Drillisch AG	Wireless Telecommunication Services	1,200	31,174
[a] Adidas AG	Textiles, Apparel & Luxury Goods	4,752	1,246,772
Allianz SE	Insurance	10,272	2,096,965
[a] Aroundtown SA	Real Estate Management & Development	29,808	170,675
BASF SE	Chemicals	22,704	1,271,940
Bayer AG	Pharmaceuticals	24,384	1,801,783
Bayerische Motoren Werke AG	Automobiles	8,016	511,560
Bechtle AG	IT Services	672	118,497
Beiersdorf AG	Personal Products	2,496	283,422
Brenntag AG	Trading Companies & Distributors	3,888	204,236
[a] Carl Zeiss Meditec AG	Health Care Equipment & Supplies	912	88,910
[a] Commerzbank AG	Banks	26,208	116,771
[a] Continental AG	Auto Components	2,640	258,439
[a] Covestro AG	Chemicals	4,176	158,766
[a] CTS Eventim AG & Co. KGaA	Entertainment	1,488	61,836
Daimler AG	Automobiles	19,968	810,626
[a] Delivery Hero SE	Internet & Direct Marketing Retail	3,504	357,975
[a] Deutsche Bank AG	Capital Markets	50,736	482,314
Deutsche Boerse AG	Capital Markets	4,512	816,145
[a] Deutsche Lufthansa AG	Airlines	5,712	57,367
Deutsche Post AG	Air Freight & Logistics	24,240	886,179
Deutsche Telekom AG	Diversified Telecommunication Services	80,160	1,345,524

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Deutsche Wohnen AG	Real Estate Management & Development	8,928	400,598
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	864	31,354
E.ON SE	Multi-Utilities	53,856	605,791
Evonik Industries AG	Chemicals	4,704	119,455
Fielmann AG	Specialty Retail	576	38,751
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	864	37,671
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	5,184	444,250
Fresenius SE and Co. KGaA	Health Care Providers & Services	9,984	494,741
Fuchs Petrolub SE	Chemicals	816	27,495
GEA Group AG	Machinery	4,080	128,996
Grenkeleasing AG	Consumer Finance	672	51,776
Hannover Rueck SE	Insurance	1,488	256,369
HeidelbergCement AG	Construction Materials	3,744	199,909
Hella GmbH & Co. KGaA	Auto Components	1,104	45,134
Henkel AG & Co. KGaA	Household Products	2,544	211,868
Hochtief AG	Construction & Engineering	480	42,563
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,536	46,407
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	32,256	756,266
KION Group AG	Machinery	1,776	109,310
Knorr-Bremse AG	Machinery	1,200	121,610
Lanxess AG	Chemicals	1,920	101,267
LEG Immobilien AG	Real Estate Management & Development	1,728	219,311
Merck KGaA	Pharmaceuticals	3,216	373,125
METRO AG	Food & Staples Retailing	4,272	40,381
[a] MTU Aero Engines AG	Aerospace & Defense	1,296	224,381
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	3,408	885,729
Nemetschek AG	Software	1,344	92,382
[a] Osram Licht AG	Electrical Equipment	1,824	86,862
[a] ProSiebenSat.1 Media SE	Media	3,840	45,674
[a] Puma SE	Textiles, Apparel & Luxury Goods	2,064	159,537
Rational AG	Machinery	96	53,739
Rheinmetall AG	Industrial Conglomerates	1,104	95,725
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	1,248	26,758
RWE AG	Multi-Utilities	14,208	496,444
SAP SE	Software	27,888	3,894,002
[b] Scout24 AG, Reg S	Interactive Media & Services	2,640	204,741
Siemens AG	Industrial Conglomerates	18,960	2,230,856
Siemens Healthineers AG	Health Care Equipment & Supplies	3,216	154,054
Suedzucker AG	Food Products	1,968	31,011
Symrise AG	Chemicals	3,120	362,688
[a] Talanx AG	Insurance	720	26,751
[a] TeamViewer AG	Software	3,072	167,685
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	16,848	49,710
[a] thyssenkrupp AG	Metals & Mining	11,712	83,056
[a] Traton SE	Machinery	1,200	23,435
TUI AG	Hotels, Restaurants & Leisure	10,944	51,507
	Independent Power and Renewable
Uniper SE	Electricity Producers	2,784	89,741
United Internet AG	Diversified Telecommunication Services	2,496	105,716
[a] Varta AG	Electrical Equipment	384	43,086
Volkswagen AG	Automobiles	816	131,333
Vonovia SE	Real Estate Management & Development	13,440	823,893
Wacker Chemie AG	Chemicals	384	26,326
[a] Zalando SE	Internet & Direct Marketing Retail	3,744	263,995
			29,013,091
Ireland 1.0%
[a] AIB Group PLC	Banks	18,912	23,790
[a] Bank of Ireland Group PLC	Banks	23,328	47,817
CRH PLC	Construction Materials	19,440	660,552
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,976	389,594
Glanbia PLC	Food Products	4,896	55,429

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Kerry Group	Food Products	3,840	475,712
Kingspan Group PLC	Building Products	3,744	241,161
Smurfit Kappa Group PLC	Containers & Packaging	5,952	197,095
			2,091,150
Italy 3.5%
A2A SpA	Multi-Utilities	38,784	54,908
[a] Amplifon SpA	Health Care Providers & Services	3,072	81,807
Assicurazioni Generali SpA	Insurance	31,344	474,198
[a] Atlantia SpA	Transportation Infrastructure	12,192	195,816
Banca Mediolanum SpA	Diversified Financial Services	6,336	45,473
[a] Banco BPM SpA	Banks	35,328	52,693
Buzzi Unicem SpA	Construction Materials	1,872	40,306
Buzzi Unicem SpA, di Risp	Construction Materials	1,056	13,118
Davide Campari-Milano SpA	Beverages	14,064	118,470
DiaSorin SpA	Health Care Equipment & Supplies	576	110,238
Enel SpA	Electric Utilities	193,056	1,664,827
Eni SpA	Oil, Gas & Consumable Fuels	60,720	578,998
Ferrari NV	Automobiles	2,976	507,558
[a] FinecoBank Banca Fineco SpA	Banks	15,264	205,982
Hera SpA	Multi-Utilities	18,768	70,531
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	6,864	68,767
[a] Intesa Sanpaolo SpA	Banks	346,752	663,475
Italgas Reti SpA	Gas Utilities	12,144	70,516
Leonardo SpA	Aerospace & Defense	9,744	64,569
[a] Mediaset SpA	Media	8,736	15,532
Mediobanca Banca di Credito Finanziario SpA	Banks	19,056	136,764
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	4,848	185,349
[a] Nexi SpA	IT Services	8,880	153,593
[a] Pirelli & C SpA	Auto Components	9,696	41,110
[b] Poste Italiane SpA, Reg S	Insurance	11,088	96,390
Prysmian SpA	Electrical Equipment	5,952	137,844
Recordati SpA	Pharmaceuticals	2,400	119,818
Saipem SpA	Energy Equipment & Services	13,824	34,453
[a] Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	1,872	25,336
Snam SpA	Gas Utilities	54,432	264,960
Telecom Italia SpA/Milano	Diversified Telecommunication Services	264,048	103,709
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	147,600	57,193
Tenaris SA	Energy Equipment & Services	10,896	70,343
Terna Rete Elettrica Nazionale SpA	Electric Utilities	34,416	236,487
[a] UniCredit SpA	Banks	52,992	487,333
[a] Unione di Banche Italiane SpA	Banks	23,712	77,500
UnipolSai Assicurazioni SpA	Insurance	12,672	30,287
			7,356,251
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	5,376	33,213
Luxembourg 0.1%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	288	180,689
RTL Group SA	Media	1,008	32,266
SES SA, IDR	Media	8,832	60,311
			273,266
Netherlands 5.7%
Aalberts NV	Machinery	2,400	78,683
ABN AMRO Bank NV, GDR	Banks	10,416	89,683
[a] Adyen NV	IT Services	672	977,787
Aegon NV	Insurance	44,065	131,301
Akzo Nobel NV	Chemicals	4,704	421,290
[a] Altice Europe NV, A	Media	13,584	52,407
[a] Altice Europe NV, B	Media	1,056	4,044
[a] Argenx SE	Biotechnology	1,056	235,193
	Semiconductors & Semiconductor
ASM International NV	Equipment	1,200	185,387

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
ASML Holding NV	Equipment	9,888	3,630,456
ASR Nederland NV	Insurance	3,504	107,597
[a] Boskalis Westminster	Construction & Engineering	2,112	41,654
[b] Euronext NV, Reg S	Capital Markets	1,536	153,970
EXOR NV	Diversified Financial Services	2,592	148,006
[a] Grandvision NV	Specialty Retail	1,248	35,533
Heineken Holding NV	Beverages	2,592	212,081
Heineken NV	Beverages	5,904	544,146
ING Groep NV	Banks	96,816	673,964
[a] JDE Peet's BV	Beverages	1,536	62,244
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	2,928	305,418
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	27,024	736,340
Koninklijke DSM NV	Chemicals	4,272	591,126
Koninklijke KPN NV	Diversified Telecommunication Services	82,848	219,600
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	22,224	1,036,376
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,680	88,835
NN Group NV	Insurance	8,112	272,419
[a] OCI NV	Chemicals	2,400	25,015
[a] QIAGEN NV	Life Sciences Tools & Services	5,520	237,700
Randstad NV	Professional Services	2,784	124,011
[a] Signify NV	Electrical Equipment	3,120	80,562
Wolters Kluwer NV	Professional Services	6,528	509,715
			12,012,543
Norway 0.9%
[a] Aker ASA	Diversified Financial Services	624	22,665
Aker BP ASA	Oil, Gas & Consumable Fuels	2,592	47,101
DNB ASA	Banks	25,920	341,498
Equinor ASA	Oil, Gas & Consumable Fuels	24,432	345,953
[a] Gjensidige Forsikring ASA	Insurance	4,176	76,663
Leroy Seafood Group ASA	Food Products	6,336	37,936
Mowi ASA	Food Products	10,752	203,571
[a] Norsk Hydro ASA	Metals & Mining	31,488	86,725
Orkla ASA	Food Products	19,248	168,198
[a] Salmar ASA	Food Products	1,296	61,677
[a] Schibsted ASA, A	Media	2,016	52,412
[a] Schibsted ASA, B	Media	2,400	56,374
Telenor ASA	Diversified Telecommunication Services	16,032	232,827
Yara International ASA	Chemicals	4,224	146,200
			1,879,800
Poland 0.5%
Bank Pekao SA	Banks	3,936	53,573
[a] CD Projekt SA	Entertainment	1,584	158,134
Cyfrowy Polsat SA	Media	7,008	46,594
[a] Dino Polska SA	Food & Staples Retailing	1,200	60,855
Grupa Lotos SA	Oil, Gas & Consumable Fuels	2,496	37,860
[a] KGHM Polska Miedz SA	Metals & Mining	3,456	79,418
[a] LPP SA	Textiles, Apparel & Luxury Goods	20	30,387
[a] mBank SA	Banks	288	16,746
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	18,288	31,780
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	7,680	121,578
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	42,480	48,809
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	19,968	115,699
Powszechny Zaklad Ubezpieczen SA	Insurance	13,776	100,752
[a] Santander Bank Polska SA	Banks	720	31,926
			934,111
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	64,608	308,399
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	12,912	149,299

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Jeronimo Martins SGPS SA	Food & Staples Retailing	5,904	103,346
			561,044
Russia 0.1%
Evraz PLC	Metals & Mining	13,680	48,748
Polymetal International PLC	Metals & Mining	8,400	167,674
			216,422
South Africa 0.0%†
Investec PLC	Capital Markets	16,896	33,716
Spain 3.9%
Acciona SA	Electric Utilities	528	51,682
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	6,017	151,649
[a] ACS Actividades de Construccion y Servicios SA, rts., 7/07/2020	Construction & Engineering	6,017	9,384
[a] Aena SME SA	Transportation Infrastructure	1,728	230,373
Amadeus IT Group SA	IT Services	10,608	552,589
Banco Bilbao Vizcaya Argentaria SA	Banks	165,840	570,711
Banco de Sabadell SA	Banks	136,560	47,409
[a] Banco Santander SA	Banks	407,472	995,165
Bankia SA	Banks	30,816	32,825
Bankinter SA	Banks	17,232	82,158
CaixaBank SA	Banks	89,040	190,060
Cellnex Telecom SA	Diversified Telecommunication Services	6,672	406,456
Corporacion Mapfre SA	Insurance	24,816	44,149
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	3,840	53,049
Enagas SA	Gas Utilities	6,144	150,089
Endesa SA	Electric Utilities	7,824	192,710
Ferrovial SA	Construction & Engineering	11,856	315,591
Grifols SA	Biotechnology	8,160	247,727
Iberdrola SA	Electric Utilities	146,064	1,693,014
Industria de Diseno Textil SA	Specialty Retail	26,064	689,983
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	8,016	70,585
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	8,064	66,841
Naturgy Energy Group SA	Gas Utilities	7,488	139,314
Red Electrica Corp. SA	Electric Utilities	10,800	201,419
Repsol SA	Oil, Gas & Consumable Fuels	33,888	296,345
[a] Repsol SA, rts., 7/06/20	Oil, Gas & Consumable Fuels	33,888	16,492
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	5,616	99,534
Telefonica SA	Diversified Telecommunication Services	112,704	537,600
[a] Telefonica SA	Diversified Telecommunication Services	112,704	22,165
Zardoya Otis SA	Machinery	4,464	30,534
			8,187,602
Sweden 4.7%
[a] Alfa Laval AB	Machinery	7,872	172,705
Assa Abloy AB, B	Building Products	22,752	462,652
Atlas Copco AB	Machinery	9,360	346,203
Atlas Copco AB, A	Machinery	15,600	660,727
Boliden AB	Metals & Mining	6,864	156,190
Castellum AB	Real Estate Management & Development	6,672	124,644
Electrolux AB, B	Household Durables	5,664	94,718
[a] Electrolux Professional AB, B	Machinery	5,952	21,600
Elekta AB, B	Health Care Equipment & Supplies	8,112	75,455
Epiroc AB, A	Machinery	15,696	195,597
Epiroc AB, B	Machinery	9,504	116,241
EQT AB	Capital Markets	5,040	90,423
Ericsson, B	Communications Equipment	74,016	684,497
[a] Essity AB, B	Household Products	15,216	491,758
[a] Fastighets AB Balder, B	Real Estate Management & Development	2,400	91,475
Hennes & Mauritz AB, B	Specialty Retail	21,744	315,075
	Electronic Equipment, Instruments &
[a] Hexagon AB, B	Components	6,336	369,960

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Hufvudstaden AB, A	Real Estate Management & Development	2,688	33,410
Husqvarna AB, B	Household Durables	10,320	84,517
ICA Gruppen AB	Food & Staples Retailing	1,968	93,323
[a] Industrivarden AB, A	Diversified Financial Services	5,136	116,539
[a] Industrivarden AB, C	Diversified Financial Services	4,128	93,534
Investment AB Latour, B	Industrial Conglomerates	3,024	54,854
Investor AB, A	Diversified Financial Services	3,264	170,686
Investor AB, B	Diversified Financial Services	11,232	592,785
Kinnevik AB, B	Diversified Financial Services	5,904	155,321
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	1,824	82,775
Lundin Energy AB	Oil, Gas & Consumable Fuels	4,704	113,401
[a] Nibe Industrier AB	Building Products	7,392	163,365
[a] Saab AB, B	Aerospace & Defense	2,304	57,522
[a] Sandvik AB	Machinery	26,736	499,615
[a] Securitas AB, B	Commercial Services & Supplies	7,680	103,495
[a] Skandinaviska Enskilda Banken AB, A	Banks	35,520	307,671
[a] Skandinaviska Enskilda Banken AB, C	Banks	528	4,777
[a] Skanska AB, B	Construction & Engineering	8,928	181,595
SKF AB, B	Machinery	9,552	177,524
[a] Svenska Cellulosa AB, A	Paper & Forest Products	288	3,357
[a] Svenska Cellulosa AB, B	Paper & Forest Products	14,880	176,963
[a] Svenska Handelsbanken AB, A	Banks	36,816	349,483
[a] Svenska Handelsbanken AB, B	Banks	912	9,104
[a] Swedbank AB, A	Banks	24,864	318,651
Swedish Match AB	Tobacco	3,888	273,343
[a] Swedish Orphan Biovitrum AB	Biotechnology	4,320	99,785
Tele2 AB, B	Wireless Telecommunication Services	13,392	177,594
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	912	9,074
Telia Co. AB	Diversified Telecommunication Services	64,512	240,968
[a] Trelleborg AB, B	Machinery	6,096	88,757
[a] Volvo AB, B	Machinery	37,440	586,315
			9,890,023
Switzerland 16.5%
ABB Ltd.	Electrical Equipment	44,304	997,313
Adecco Group AG	Professional Services	3,888	182,429
[a] Alcon Inc.	Health Care Equipment & Supplies	11,376	652,630
Baloise Holding AG	Insurance	1,104	165,562
Banque Cantonale Vaudoise	Banks	720	69,983
Barry Callebaut AG	Food Products	75	143,027
Chocoladefabriken Lindt & Spruengli AG	Food Products	48	395,124
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	12,720	811,352
[a] Clariant AG	Chemicals	5,040	98,986
Coca-Cola HBC AG	Beverages	4,896	122,684
Credit Suisse Group AG	Capital Markets	59,808	618,436
DKSH Holding AG	Professional Services	912	58,519
[a] Dufry AG	Specialty Retail	720	21,322
EMS-Chemie Holding AG	Chemicals	192	148,729
[a] Flughafen Zurich AG	Transportation Infrastructure	480	62,359
Geberit AG	Building Products	864	432,388
Georg Fischer AG	Machinery	96	82,419
Givaudan AG	Chemicals	230	856,356
[a] Glencore PLC	Metals & Mining	268,752	568,570
Helvetia Holding AG	Insurance	816	76,084
[a] Julius Baer Group Ltd.	Capital Markets	5,328	222,949
[a] Kuehne + Nagel International AG	Marine	1,248	207,309
LafargeHolcim Ltd., B	Construction Materials	12,720	557,234
	Technology Hardware, Storage &
Logitech International SA	Peripherals	3,648	238,157
Lonza Group AG	Life Sciences Tools & Services	1,824	962,867
Nestle SA	Food Products	71,520	7,905,656
Novartis AG	Pharmaceuticals	53,328	4,638,588
OC Oerlikon Corp. AG	Machinery	4,512	36,785
Partners Group Holding AG	Capital Markets	432	391,811

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

PSP Swiss Property AG	Real Estate Management & Development	1,056	118,912
Roche Holding AG	Pharmaceuticals	672	230,489
Roche Holding AG	Pharmaceuticals	17,280	5,987,956
Schindler Holding AG	Machinery	480	113,066
Schindler Holding AG, PC	Machinery	1,008	237,227
SGS SA	Professional Services	144	351,813
Sika AG	Chemicals	3,456	665,085
[a] Sonova Holding AG	Health Care Equipment & Supplies	1,352	269,886
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	15,840	430,535
Straumann Holding AG	Health Care Equipment & Supplies	240	206,174
Sulzer AG	Machinery	432	34,421
Swatch Group AG	Textiles, Apparel & Luxury Goods	720	143,688
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,008	39,424
Swiss Life Holding AG	Insurance	816	302,270
Swiss Prime Site AG	Real Estate Management & Development	1,872	173,064
Swiss Re AG	Insurance	7,248	558,851
Swisscom AG	Diversified Telecommunication Services	624	326,570
Temenos AG	Software	1,488	231,079
UBS Group AG	Capital Markets	83,232	957,886
Vifor Pharma AG	Pharmaceuticals	1,296	194,971
Zurich Insurance Group AG	Insurance	3,696	1,303,576
			34,602,571
United Arab Emirates 0.0%†
[a,d] NMC Health PLC	Health Care Providers & Services	1,159	—
United Kingdom 22.9%
3i Group PLC	Capital Markets	23,520	241,965
Admiral Group PLC	Insurance	5,232	148,623
Anglo American PLC	Metals & Mining	30,624	707,363
Antofagasta PLC	Metals & Mining	8,112	93,977
Ashmore Group PLC	Capital Markets	11,184	57,653
Ashtead Group PLC	Trading Companies & Distributors	11,136	374,125
Associated British Foods PLC	Food Products	8,736	206,709
AstraZeneca PLC	Pharmaceuticals	32,544	3,386,201
Auto Trader Group PLC	Interactive Media & Services	23,520	152,979
Avast PLC	Software	13,392	87,452
AVEVA Group PLC	Software	1,536	77,661
Aviva PLC	Insurance	96,960	327,783
B&M European Value Retail SA	Multiline Retail	20,928	102,788
Babcock International Group PLC	Commercial Services & Supplies	6,336	24,285
BAE Systems PLC	Aerospace & Defense	80,160	478,787
Barclays PLC	Banks	430,608	608,783
Barratt Developments PLC	Household Durables	25,584	156,762
Bellway PLC	Household Durables	3,024	95,130
BHP Group PLC	Metals & Mining	51,600	1,054,796
BP PLC	Oil, Gas & Consumable Fuels	493,056	1,871,525
British American Tobacco PLC	Tobacco	56,832	2,180,031
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	23,088	110,230
BT Group PLC	Diversified Telecommunication Services	211,296	297,759
Bunzl PLC	Trading Companies & Distributors	8,304	222,241
Burberry Group PLC	Textiles, Apparel & Luxury Goods	10,080	199,215
Centrica PLC	Multi-Utilities	145,392	69,236
Cineworld Group PLC	Entertainment	24,144	18,061
[a] CNH Industrial NV	Machinery	24,480	171,237
Compass Group PLC	Hotels, Restaurants & Leisure	44,448	610,710
ConvaTec Group PLC	Health Care Equipment & Supplies	39,936	96,519
Croda International PLC	Chemicals	3,072	199,505
DCC PLC	Industrial Conglomerates	2,448	203,566
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	2,496	85,614
Diageo PLC	Beverages	56,976	1,887,765
Direct Line Insurance Group PLC	Insurance	34,032	113,955

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

DS Smith PLC	Containers & Packaging	31,632	128,275
easyJet PLC	Airlines	4,944	41,540
Experian PLC	Professional Services	22,464	782,457
Ferguson PLC	Trading Companies & Distributors	5,616	458,816
[a] Fiat Chrysler Automobiles NV	Automobiles	27,312	274,361
Fresnillo PLC	Metals & Mining	4,656	48,405
G4S PLC	Commercial Services & Supplies	38,880	54,742
GlaxoSmithKline PLC	Pharmaceuticals	122,352	2,474,183
GVC Holdings PLC	Hotels, Restaurants & Leisure	14,640	133,969
	Electronic Equipment, Instruments &
Halma PLC	Components	9,360	266,347
Hargreaves Lansdown PLC	Capital Markets	8,976	180,613
Hikma Pharmaceuticals PLC	Pharmaceuticals	3,504	96,116
Hiscox Ltd.	Insurance	8,400	81,849
HomeServe PLC	Commercial Services & Supplies	6,864	110,679
Howden Joinery Group PLC	Trading Companies & Distributors	14,256	97,374
HSBC Holdings PLC	Banks	507,504	2,374,096
IMI PLC	Machinery	6,720	76,597
Imperial Brands PLC	Tobacco	23,376	444,371
Inchcape PLC	Distributors	9,792	59,285
Informa PLC	Media	37,584	218,448
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	4,512	198,861
Intermediate Capital Group PLC	Capital Markets	6,864	109,322
International Consolidated Airlines Group SA	Airlines	11,280	30,969
Intertek Group PLC	Professional Services	3,984	267,791
ITV PLC	Media	93,600	86,369
J Sainsbury PLC	Food & Staples Retailing	40,464	104,344
JD Sports Fashion PLC	Specialty Retail	10,656	81,922
John Wood Group PLC	Energy Equipment & Services	16,704	40,010
Johnson Matthey PLC	Chemicals	4,752	123,186
Kingfisher PLC	Specialty Retail	53,088	144,835
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	17,328	118,400
Legal & General Group PLC	Insurance	146,976	401,162
Lloyds Banking Group PLC	Banks	1,752,192	674,942
London Stock Exchange Group PLC	Capital Markets	7,824	807,996
M&G PLC	Diversified Financial Services	64,320	133,158
Marks & Spencer Group PLC	Multiline Retail	48,674	59,540
Meggitt PLC	Aerospace & Defense	19,440	70,691
Melrose Industries PLC	Electrical Equipment	119,760	168,692
Micro Focus International PLC	Software	8,160	43,556
Mondi PLC	Paper & Forest Products	12,000	223,965
National Grid PLC	Multi-Utilities	87,024	1,063,656
Next PLC	Multiline Retail	3,120	188,667
[a] Ninety One PLC	Capital Markets	8,448	21,503
[a] Ocado Group PLC	Internet & Direct Marketing Retail	11,376	285,060
Pearson PLC	Media	19,104	135,917
Pennon Group PLC	Water Utilities	10,464	144,679
[a] Persimmon PLC	Household Durables	7,824	220,995
Phoenix Group Holdings PLC	Insurance	12,912	102,744
Prudential PLC	Insurance	64,512	971,279
Quilter PLC	Capital Markets	45,696	78,567
Reckitt Benckiser Group PLC	Household Products	15,696	1,441,361
RELX PLC	Professional Services	46,272	1,069,148
	Electronic Equipment, Instruments &
Renishaw PLC	Components	864	42,959
Rentokil Initial PLC	Commercial Services & Supplies	46,224	291,055
Rightmove PLC	Interactive Media & Services	21,600	145,722
Rolls-Royce Holdings PLC	Aerospace & Defense	43,008	151,664
Royal Bank of Scotland Group PLC	Banks	112,848	169,553
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	101,856	1,619,732
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	92,016	1,391,627
RSA Insurance Group PLC	Insurance	25,584	129,544
Schroders PLC	Capital Markets	2,736	99,694

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	29,472	325,920
Severn Trent PLC	Water Utilities	5,952	182,313
Smith & Nephew PLC	Health Care Equipment & Supplies	21,696	403,588
Smiths Group PLC	Industrial Conglomerates	9,936	173,350
Spirax-Sarco Engineering PLC	Machinery	1,824	224,833
SSE PLC	Electric Utilities	25,680	432,959
St. James's Place Capital PLC	Capital Markets	13,104	154,271
Standard Chartered PLC	Banks	64,416	350,286
Standard Life Aberdeen PLC	Capital Markets	55,776	184,422
[a] Subsea 7 SA	Energy Equipment & Services	5,856	36,786
Tate & Lyle PLC	Food Products	11,664	96,215
Taylor Wimpey PLC	Household Durables	81,600	143,777
TechnipFMC PLC	Energy Equipment & Services	11,472	78,932
Tesco PLC	Food & Staples Retailing	240,192	676,958
The Berkeley Group Holdings PLC	Household Durables	2,928	150,683
The Sage Group PLC	Software	27,168	225,515
Travis Perkins PLC	Trading Companies & Distributors	6,336	88,113
Unilever NV	Personal Products	36,048	1,913,026
Unilever PLC	Personal Products	27,168	1,461,921
United Utilities Group PLC	Water Utilities	16,848	189,480
[a] Virgin Money UK PLC	Banks	30,240	34,420
Vodafone Group PLC	Wireless Telecommunication Services	664,944	1,058,721
Weir Group PLC	Machinery	6,528	85,782
[a] Whitbread PLC	Hotels, Restaurants & Leisure	4,992	137,056
William Morrison Supermarkets PLC	Food & Staples Retailing	55,728	131,208
WPP PLC	Media	29,664	231,206
			47,950,092
United States 0.0%†
Carnival PLC	Hotels, Restaurants & Leisure	3,264	39,757
Total Common Stocks and Other Equity Interests (Cost $205,518,650)			206,954,184
Preferred Stocks 0.8%
Germany 0.8%
[e] Bayerische Motoren Werke AG, 5.836%, pfd.	Automobiles	1,440	69,837
[e] Fuchs Petrolub SE, 2.714%, pfd.	Chemicals	1,632	65,511
[e] Henkel AG & Co. KGaA, 2.232%, pfd.	Household Products	4,320	402,134
[e] Porsche Automobil Holding SE, 4.320%, pfd.	Automobiles	3,792	217,890
[e] Sartorius AG, 0.123%, pfd.	Health Care Equipment & Supplies	864	283,939
[e] Volkswagen AG, 3.602%, pfd.	Automobiles	4,512	683,829
Total Preferred Stocks (Cost $1,690,367)			1,723,140
Total Investments (Cost $207,209,017) 99.4%			208,677,324

Other Assets, less Liabilities 0.6%			1,208,178
Net Assets 100.0%			$209,885,502

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $1,351,071, representing 0.6% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $384,879, representing 0.2% of net assets.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	12	$434,390	9/18/20	$15,282
FTSE 100 Index	Long	4	303,834	9/18/20	5,679
Total Futures Contracts					$20,961
*As of period end.

Abbreviations

Selected Portfolio

GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.5%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	555	$31,195
Austria 0.3%
[a] Andritz AG	Machinery	37	1,346
[a] Erste Group Bank AG	Banks	147	3,459
OMV AG	Oil, Gas & Consumable Fuels	71	2,373
Raiffeisen Bank International AG	Banks	65	1,158
[a] Telekom Austria AG	Diversified Telecommunication Services	83	573
Verbund AG	Electric Utilities	35	1,567
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	492
Voestalpine AG	Metals & Mining	61	1,312
			12,280
Belgium 1.5%
[a] Ackermans & van Haaren NV	Diversified Financial Services	10	1,307
Ageas SA/NV	Insurance	95	3,365
Anheuser-Busch InBev SA/NV	Beverages	425	20,939
Colruyt SA	Food & Staples Retailing	29	1,595
Elia Group SA/NV	Electric Utilities	17	1,844
[a] Galapagos NV	Biotechnology	25	4,915
Groupe Bruxelles Lambert SA	Diversified Financial Services	55	4,613
KBC Groep NV	Banks	141	8,086
Proximus SADP	Diversified Telecommunication Services	71	1,447
Sofina SA	Diversified Financial Services	8	2,112
Solvay SA	Chemicals	36	2,881
Telenet Group Holding NV	Media	23	947
UCB SA	Pharmaceuticals	61	7,064
Umicore SA	Chemicals	102	4,801
			65,916
China 0.5%
[a] Prosus NV	Internet & Direct Marketing Retail	222	20,630
Denmark 3.5%
A.P. Moeller-Maersk AS, A	Marine	2	2,170
A.P. Moeller-Maersk AS, B	Marine	3	3,494
Ambu AS, B	Health Care Equipment & Supplies	86	2,701
Carlsberg AS, B	Beverages	49	6,473
Chr. Hansen Holding AS	Chemicals	53	5,463
Coloplast AS, B	Health Care Equipment & Supplies	69	10,689
[a] Danske Bank AS	Banks	355	4,723
DSV Panalpina A/S	Air Freight & Logistics	100	12,203
[a] Genmab A/S	Biotechnology	30	10,036
GN Store Nord AS	Health Care Equipment & Supplies	68	3,621
H. Lundbeck AS	Pharmaceuticals	32	1,203
[a] ISS AS	Commercial Services & Supplies	98	1,551
Novo Nordisk AS, B	Pharmaceuticals	827	53,514
Novozymes AS	Chemicals	105	6,068
Orsted AS	Electric Utilities	97	11,188
Pandora AS	Textiles, Apparel & Luxury Goods	47	2,552
Rockwool International AS, B	Building Products	3	811
Tryg AS	Insurance	59	1,707
Vestas Wind Systems AS	Electrical Equipment	102	10,381
[a] William Demant Holding AS	Health Care Equipment & Supplies	59	1,555
			152,103
Finland 2.0%
Elisa OYJ	Diversified Telecommunication Services	73	4,439
[b] Fortum OYJ, Reg S	Electric Utilities	232	4,405
[a] Huhtamaki OYJ	Containers & Packaging	48	1,889
Kesko OYJ	Food & Staples Retailing	140	2,393
Kone OYJ, B	Machinery	201	13,821

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Neles OYJ	Machinery	56	1,835
Neste Oil OYJ	Oil, Gas & Consumable Fuels	213	8,328
Nokia OYJ, A	Communications Equipment	2,845	12,425
Nokian Renkaat OYJ	Auto Components	65	1,427
[a] Nordea Bank Abp	Banks	1,653	11,414
Orion OYJ	Pharmaceuticals	53	2,563
Sampo OYJ, A	Insurance	251	8,632
Stora Enso OYJ, R	Paper & Forest Products	292	3,486
UPM-Kymmene OYJ	Paper & Forest Products	271	7,828
Wartsila OYJ ABP	Machinery	257	2,124
			87,009
France 16.2%
[a] Accor SA	Hotels, Restaurants & Leisure	96	2,610
[a] Adevinta ASA, B	Interactive Media & Services	112	1,125
Aeroports de Paris SA	Transportation Infrastructure	14	1,437
[a] Air France-KLM	Airlines	94	426
Air Liquide SA	Chemicals	239	34,467
[a] Airbus SE	Aerospace & Defense	282	20,119
[c] ALD SA, 144A	Road & Rail	46	455
Alstom SA	Machinery	95	4,418
[a] Amundi SA	Capital Markets	30	2,348
[a] ArcelorMittal SA	Metals & Mining	305	3,210
Arkema SA	Chemicals	33	3,156
[a] Atos SE	IT Services	48	4,092
AXA SA	Insurance	985	20,590
Biomerieux	Health Care Equipment & Supplies	22	3,022
[a] BNP Paribas SA	Banks	555	22,048
Bollore	Entertainment	519	1,630
[a] Bouygues SA	Construction & Engineering	115	3,928
[a] Bureau Veritas SA	Professional Services	148	3,122
Capgemini SE	IT Services	80	9,160
Carrefour SA	Food & Staples Retailing	294	4,542
Casino Guichard-Perrachon SA	Food & Staples Retailing	28	1,035
Cie Generale des Etablissements Michelin SCA	Auto Components	91	9,438
[a] CNP Assurances	Insurance	86	990
[a] Compagnie de Saint-Gobain	Building Products	249	8,963
	Equity Real Estate Investment Trusts
Covivio	(REITs)	26	1,883
[a] Credit Agricole SA	Banks	588	5,566
Danone SA	Food Products	309	21,365
[a] Dassault Aviation SA	Aerospace & Defense	1	922
Dassault Systemes	Software	67	11,559
Edenred	IT Services	126	5,509
EDF SA	Electric Utilities	253	2,333
[a] Eiffage SA	Construction & Engineering	38	3,474
[a] Elis SA	Commercial Services & Supplies	109	1,272
[a] Engie SA	Multi-Utilities	853	10,538
[a] EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	151	19,376
[a] Eurazeo SE	Diversified Financial Services	21	1,076
Eutelsat Communications SA	Media	95	876
[a] Faurecia SE	Auto Components	37	1,445
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	28	3,459
[a] Getlink SE	Transportation Infrastructure	235	3,389
Hermes International	Textiles, Apparel & Luxury Goods	16	13,366
	Equity Real Estate Investment Trusts
ICADE	(REITs)	16	1,114
Iliad SA	Diversified Telecommunication Services	8	1,560
Imerys SA	Construction Materials	20	682
	Electronic Equipment, Instruments &
[a] Ingenico Group SA	Components	32	5,104
Ipsen SA	Pharmaceuticals	18	1,529
[a] JCDecaux SA	Media	35	651

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Kering SA	Textiles, Apparel & Luxury Goods	38	20,668
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	96	1,912
[a] L'Oreal SA	Personal Products	122	39,148
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	45	1,388
Legrand SA	Electrical Equipment	138	10,481
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	127	55,701
[a] Natixis SA	Capital Markets	452	1,180
Orange SA	Diversified Telecommunication Services	987	11,800
Orpea	Health Care Providers & Services	26	3,005
Pernod Ricard SA	Beverages	108	16,988
[a] Peugeot SA	Automobiles	281	4,570
Plastic Omnium SA	Auto Components	29	590
Publicis Groupe	Media	108	3,495
Remy Cointreau SA	Beverages	13	1,770
[a] Renault SA	Automobiles	92	2,333
Rexel SA	Trading Companies & Distributors	151	1,725
Rubis SCA	Gas Utilities	47	2,258
[a] Safran SA	Aerospace & Defense	164	16,434
Sanofi	Pharmaceuticals	558	56,812
Sartorius Stedim Biotech	Life Sciences Tools & Services	12	3,032
Schneider Electric SE	Electrical Equipment	269	29,874
[a] SCOR SE	Insurance	81	2,220
SEB SA	Household Durables	13	2,148
[a] Societe Generale SA	Banks	395	6,566
Sodexo SA	Hotels, Restaurants & Leisure	44	2,975
Suez SA	Multi-Utilities	186	2,180
Teleperformance	Professional Services	30	7,612
Thales SA	Aerospace & Defense	52	4,198
Total SA	Oil, Gas & Consumable Fuels	1,216	46,401
[a] Ubisoft Entertainment SA	Entertainment	46	3,792
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	70	3,944
Valeo SA	Auto Components	118	3,096
Veolia Environnement SA	Multi-Utilities	257	5,779
Vinci SA	Construction & Engineering	237	21,827
Vivendi SA	Entertainment	418	10,723
Wendel SE	Diversified Financial Services	14	1,334
[a,b] Worldline SA, Reg S	IT Services	71	6,147
			700,485
Germany 13.8%
1&1 Drillisch AG	Wireless Telecommunication Services	23	597
[a] Adidas AG	Textiles, Apparel & Luxury Goods	98	25,712
Allianz SE	Insurance	213	43,483
[a] Aroundtown SA	Real Estate Management & Development	600	3,435
BASF SE	Chemicals	471	26,387
Bayer AG	Pharmaceuticals	502	37,094
Bayerische Motoren Werke AG	Automobiles	165	10,530
Bechtle AG	IT Services	13	2,292
Beiersdorf AG	Personal Products	53	6,018
Brenntag AG	Trading Companies & Distributors	80	4,202
[a] Carl Zeiss Meditec AG	Health Care Equipment & Supplies	19	1,852
[a] Commerzbank AG	Banks	521	2,321
[a] Continental AG	Auto Components	55	5,384
[a] Covestro AG	Chemicals	89	3,384
[a] CTS Eventim AG & Co. KGaA	Entertainment	30	1,247
Daimler AG	Automobiles	413	16,766
[a] Delivery Hero SE	Internet & Direct Marketing Retail	72	7,356
[a] Deutsche Bank AG	Capital Markets	1,040	9,887
Deutsche Boerse AG	Capital Markets	94	17,003
[a] Deutsche Lufthansa AG	Airlines	127	1,275
Deutsche Post AG	Air Freight & Logistics	500	18,279
Deutsche Telekom AG	Diversified Telecommunication Services	1,644	27,595

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Deutsche Wohnen AG	Real Estate Management & Development	186	8,346
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	17	617
E.ON SE	Multi-Utilities	1,114	12,531
Evonik Industries AG	Chemicals	95	2,412
Fielmann AG	Specialty Retail	12	807
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	19	828
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	108	9,255
Fresenius SE and Co. KGaA	Health Care Providers & Services	204	10,109
Fuchs Petrolub SE	Chemicals	17	573
GEA Group AG	Machinery	87	2,751
Grenkeleasing AG	Consumer Finance	14	1,079
Hannover Rueck SE	Insurance	31	5,341
HeidelbergCement AG	Construction Materials	77	4,111
Hella GmbH & Co. KGaA	Auto Components	24	981
Henkel AG & Co. KGaA	Household Products	51	4,247
Hochtief AG	Construction & Engineering	11	975
Hugo Boss AG	Textiles, Apparel & Luxury Goods	32	967
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	672	15,756
KION Group AG	Machinery	37	2,277
Knorr-Bremse AG	Machinery	25	2,534
Lanxess AG	Chemicals	43	2,268
LEG Immobilien AG	Real Estate Management & Development	35	4,442
Merck KGaA	Pharmaceuticals	67	7,773
METRO AG	Food & Staples Retailing	86	813
[a] MTU Aero Engines AG	Aerospace & Defense	27	4,675
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	70	18,193
Nemetschek AG	Software	28	1,925
[a] Osram Licht AG	Electrical Equipment	38	1,810
[a] ProSiebenSat.1 Media SE	Media	92	1,094
[a] Puma SE	Textiles, Apparel & Luxury Goods	43	3,324
Rational AG	Machinery	2	1,120
Rheinmetall AG	Industrial Conglomerates	22	1,908
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	33	708
RWE AG	Multi-Utilities	291	10,168
SAP SE	Software	577	80,567
[b] Scout24 AG, Reg S	Interactive Media & Services	56	4,343
Siemens AG	Industrial Conglomerates	393	46,241
Siemens Healthineers AG	Health Care Equipment & Supplies	68	3,257
Suedzucker AG	Food Products	42	662
Symrise AG	Chemicals	64	7,440
[a] Talanx AG	Insurance	17	632
[a] TeamViewer AG	Software	62	3,384
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	1,036
[a] thyssenkrupp AG	Metals & Mining	245	1,737
[a] Traton SE	Machinery	29	566
TUI AG	Hotels, Restaurants & Leisure	216	1,017
	Independent Power and Renewable
Uniper SE	Electricity Producers	47	1,515
United Internet AG	Diversified Telecommunication Services	51	2,160
[a] Varta AG	Electrical Equipment	6	673
Volkswagen AG	Automobiles	16	2,575
Vonovia SE	Real Estate Management & Development	279	17,103
Wacker Chemie AG	Chemicals	8	548
[a] Zalando SE	Internet & Direct Marketing Retail	77	5,429
			599,702
Ireland 1.0%
[a] AIB Group PLC	Banks	402	506
[a] Bank of Ireland Group PLC	Banks	447	916
CRH PLC	Construction Materials	400	13,592
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	62	8,116
Glanbia PLC	Food Products	99	1,121

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Kerry Group	Food Products	77	9,539
Kingspan Group PLC	Building Products	78	5,024
Smurfit Kappa Group PLC	Containers & Packaging	120	3,974
			42,788
Italy 3.5%
A2A SpA	Multi-Utilities	819	1,160
[a] Amplifon SpA	Health Care Providers & Services	63	1,678
Assicurazioni Generali SpA	Insurance	646	9,773
[a] Atlantia SpA	Transportation Infrastructure	253	4,063
Banca Mediolanum SpA	Diversified Financial Services	113	811
[a] Banco BPM SpA	Banks	805	1,201
Buzzi Unicem SpA	Construction Materials	33	711
Buzzi Unicem SpA, di Risp	Construction Materials	23	286
Davide Campari-Milano SpA	Beverages	288	2,426
DiaSorin SpA	Health Care Equipment & Supplies	12	2,297
Enel SpA	Electric Utilities	3,997	34,468
Eni SpA	Oil, Gas & Consumable Fuels	1,252	11,939
Ferrari NV	Automobiles	62	10,574
[a] FinecoBank Banca Fineco SpA	Banks	307	4,143
Hera SpA	Multi-Utilities	420	1,578
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	124	1,242
[a] Intesa Sanpaolo SpA	Banks	7,181	13,740
Italgas Reti SpA	Gas Utilities	241	1,399
Leonardo SpA	Aerospace & Defense	202	1,339
[a] Mediaset SpA	Media	178	316
Mediobanca Banca di Credito Finanziario SpA	Banks	402	2,885
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	100	3,823
[a] Nexi SpA	IT Services	184	3,183
[a] Pirelli & C SpA	Auto Components	231	979
[b] Poste Italiane SpA, Reg S	Insurance	236	2,052
Prysmian SpA	Electrical Equipment	117	2,710
Recordati SpA	Pharmaceuticals	49	2,446
Saipem SpA	Energy Equipment & Services	299	745
[a] Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	40	541
Snam SpA	Gas Utilities	1,117	5,437
Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,604	2,201
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	3,158	1,224
Tenaris SA	Energy Equipment & Services	238	1,537
Terna Rete Elettrica Nazionale SpA	Electric Utilities	690	4,741
[a] UniCredit SpA	Banks	1,111	10,217
[a] Unione di Banche Italiane SpA	Banks	467	1,526
UnipolSai Assicurazioni SpA	Insurance	285	681
			152,072
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	100	618
Luxembourg 0.1%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	6	3,764
RTL Group SA	Media	19	608
SES SA, IDR	Media	183	1,250
			5,622
Netherlands 5.7%
Aalberts NV	Machinery	49	1,606
ABN AMRO Bank NV, GDR	Banks	220	1,894
[a] Adyen NV	IT Services	14	20,371
Aegon NV	Insurance	877	2,613
Akzo Nobel NV	Chemicals	96	8,598
[a] Altice Europe NV, A	Media	279	1,076
[a] Altice Europe NV, B	Media	5	19
[a] Argenx SE	Biotechnology	20	4,454
[a] Argenx SE	Biotechnology	2	445
	Semiconductors & Semiconductor
ASM International NV	Equipment	26	4,017

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
ASML Holding NV	Equipment	205	75,267
ASR Nederland NV	Insurance	70	2,150
[a] Boskalis Westminster	Construction & Engineering	45	888
[b] Euronext NV, Reg S	Capital Markets	32	3,208
EXOR NV	Diversified Financial Services	52	2,969
[a] Grandvision NV	Specialty Retail	27	769
Heineken Holding NV	Beverages	53	4,337
Heineken NV	Beverages	121	11,152
ING Groep NV	Banks	2,008	13,978
[a] JDE Peet's BV	Beverages	32	1,297
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	57	5,946
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	561	15,286
Koninklijke DSM NV	Chemicals	88	12,177
Koninklijke KPN NV	Diversified Telecommunication Services	1,679	4,450
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	455	21,218
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	33	1,745
NN Group NV	Insurance	171	5,743
[a] OCI NV	Chemicals	50	521
[a] QIAGEN NV	Life Sciences Tools & Services	115	4,952
Randstad NV	Professional Services	56	2,494
[a] Signify NV	Electrical Equipment	67	1,730
Wolters Kluwer NV	Professional Services	136	10,619
			247,989
Norway 0.9%
[a] Aker ASA	Diversified Financial Services	13	472
Aker BP ASA	Oil, Gas & Consumable Fuels	55	1,000
DNB ASA	Banks	539	7,101
Equinor ASA	Oil, Gas & Consumable Fuels	506	7,165
[a] Gjensidige Forsikring ASA	Insurance	84	1,542
Leroy Seafood Group ASA	Food Products	140	838
Mowi ASA	Food Products	214	4,052
[a] Norsk Hydro ASA	Metals & Mining	647	1,782
Orkla ASA	Food Products	386	3,373
[a] Salmar ASA	Food Products	26	1,237
[a] Schibsted ASA, A	Media	41	1,066
[a] Schibsted ASA, B	Media	50	1,175
Telenor ASA	Diversified Telecommunication Services	331	4,807
Yara International ASA	Chemicals	87	3,011
			38,621
Poland 0.5%
Bank Pekao SA	Banks	82	1,116
[a] CD Projekt SA	Entertainment	33	3,294
Cyfrowy Polsat SA	Media	138	918
[a] Dino Polska SA	Food & Staples Retailing	25	1,268
Grupa Lotos SA	Oil, Gas & Consumable Fuels	52	789
[a] KGHM Polska Miedz SA	Metals & Mining	71	1,632
[a] mBank SA	Banks	7	407
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	353	613
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	159	2,517
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	897	1,031
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	442	2,561
Powszechny Zaklad Ubezpieczen SA	Insurance	288	2,106
[a] Santander Bank Polska SA	Banks	16	709
			18,961
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	1,369	6,535
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	259	2,995
Jeronimo Martins SGPS SA	Food & Staples Retailing	127	2,223
			11,753
Russia 0.1%
Evraz PLC	Metals & Mining	281	1,001

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Polymetal International PLC	Metals & Mining	178	3,553
			4,554
South Africa 0.0%†
Investec PLC	Capital Markets	329	657
Spain 3.9%
Acciona SA	Electric Utilities	11	1,077
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	122	3,075
[a] ACS Actividades de Construccion y Servicios SA, rts., 7/07/2020	Construction & Engineering	122	190
[a] Aena SME SA	Transportation Infrastructure	37	4,933
Amadeus IT Group SA	IT Services	219	11,408
Banco Bilbao Vizcaya Argentaria SA	Banks	3,390	11,666
Banco de Sabadell SA	Banks	2,986	1,037
[a] Banco Santander SA	Banks	8,394	20,501
Bankia SA	Banks	600	639
Bankinter SA	Banks	353	1,683
CaixaBank SA	Banks	1,859	3,968
Cellnex Telecom SA	Diversified Telecommunication Services	141	8,590
Corporacion Mapfre SA	Insurance	505	898
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	81	1,119
Enagas SA	Gas Utilities	128	3,127
Endesa SA	Electric Utilities	162	3,990
Ferrovial SA	Construction & Engineering	247	6,575
Grifols SA	Biotechnology	172	5,222
Iberdrola SA	Electric Utilities	3,022	35,028
Industria de Diseno Textil SA	Specialty Retail	536	14,189
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	160	1,409
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	168	1,393
Naturgy Energy Group SA	Gas Utilities	152	2,828
Red Electrica Corp. SA	Electric Utilities	222	4,140
Repsol SA	Oil, Gas & Consumable Fuels	680	5,946
[a] Repsol SA, rts., 7/06/20	Oil, Gas & Consumable Fuels	720	350
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	118	2,091
[a] Telefonica SA	Diversified Telecommunication Services	2,345	461
Telefonica SA	Diversified Telecommunication Services	2,345	11,186
Zardoya Otis SA	Machinery	92	629
			169,348
Sweden 4.7%
[a] Alfa Laval AB	Machinery	156	3,422
Assa Abloy AB, B	Building Products	472	9,598
Atlas Copco AB	Machinery	195	7,213
Atlas Copco AB, A	Machinery	322	13,638
Boliden AB	Metals & Mining	145	3,299
Castellum AB	Real Estate Management & Development	143	2,671
Electrolux AB, B	Household Durables	126	2,107
[a] Electrolux Professional AB, B	Machinery	126	457
Elekta AB, B	Health Care Equipment & Supplies	176	1,637
Epiroc AB, A	Machinery	321	4,000
Epiroc AB, B	Machinery	199	2,434
EQT AB	Capital Markets	99	1,776
Ericsson, B	Communications Equipment	1,544	14,279
[a] Essity AB, B	Household Products	313	10,116
[a] Fastighets AB Balder, B	Real Estate Management & Development	51	1,944
Hennes & Mauritz AB, B	Specialty Retail	444	6,434
	Electronic Equipment, Instruments &
[a] Hexagon AB, B	Components	129	7,532
Hufvudstaden AB, A	Real Estate Management & Development	56	696
Husqvarna AB, B	Household Durables	217	1,777
ICA Gruppen AB	Food & Staples Retailing	40	1,897
[a] Industrivarden AB, A	Diversified Financial Services	111	2,519

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Industrivarden AB, C	Diversified Financial Services	88	1,994
Investment AB Latour, B	Industrial Conglomerates	61	1,106
Investor AB, A	Diversified Financial Services	68	3,556
Investor AB, B	Diversified Financial Services	233	12,297
Kinnevik AB, B	Diversified Financial Services	129	3,394
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	40	1,815
Lundin Energy AB	Oil, Gas & Consumable Fuels	91	2,194
[a] Nibe Industrier AB	Building Products	147	3,249
[a] Saab AB, B	Aerospace & Defense	48	1,198
[a] Sandvik AB	Machinery	553	10,334
[a] Securitas AB, B	Commercial Services & Supplies	160	2,156
[a] Skandinaviska Enskilda Banken AB, A	Banks	726	6,288
[a] Skandinaviska Enskilda Banken AB, C	Banks	12	109
[a] Skanska AB, B	Construction & Engineering	183	3,722
SKF AB, B	Machinery	190	3,531
[a] Svenska Cellulosa AB, A	Paper & Forest Products	12	140
[a] Svenska Cellulosa AB, B	Paper & Forest Products	297	3,532
[a] Svenska Handelsbanken AB, A	Banks	763	7,243
[a] Svenska Handelsbanken AB, B	Banks	18	180
[a] Swedbank AB, A	Banks	507	6,498
Swedish Match AB	Tobacco	79	5,554
[a] Swedish Orphan Biovitrum AB	Biotechnology	93	2,148
Tele2 AB, B	Wireless Telecommunication Services	275	3,647
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	189
Telia Co. AB	Diversified Telecommunication Services	1,341	5,009
[a] Trelleborg AB, B	Machinery	123	1,791
[a] Volvo AB, B	Machinery	756	11,839
			204,159
Switzerland 16.5%
ABB Ltd.	Electrical Equipment	913	20,552
Adecco Group AG	Professional Services	78	3,660
[a] Alcon Inc.	Health Care Equipment & Supplies	236	13,539
Baloise Holding AG	Insurance	24	3,599
Banque Cantonale Vaudoise	Banks	12	1,166
Barry Callebaut AG	Food Products	2	3,814
Chocoladefabriken Lindt & Spruengli AG	Food Products	1	8,232
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	265	16,903
[a] Clariant AG	Chemicals	107	2,101
Coca-Cola HBC AG	Beverages	101	2,531
Credit Suisse Group AG	Capital Markets	1,230	12,719
DKSH Holding AG	Professional Services	18	1,155
[a] Dufry AG	Specialty Retail	14	415
EMS-Chemie Holding AG	Chemicals	4	3,099
[a] Flughafen Zurich AG	Transportation Infrastructure	10	1,299
Geberit AG	Building Products	18	9,008
Georg Fischer AG	Machinery	2	1,717
Givaudan AG	Chemicals	5	18,616
[a] Glencore PLC	Metals & Mining	5,469	11,570
Helvetia Holding AG	Insurance	17	1,585
[a] Julius Baer Group Ltd.	Capital Markets	114	4,770
[a] Kuehne + Nagel International AG	Marine	26	4,319
LafargeHolcim Ltd., B	Construction Materials	266	11,653
	Technology Hardware, Storage &
Logitech International SA	Peripherals	76	4,962
Lonza Group AG	Life Sciences Tools & Services	38	20,060
Nestle SA	Food Products	1,477	163,264
Novartis AG	Pharmaceuticals	1,101	95,767
OC Oerlikon Corp. AG	Machinery	103	840
Partners Group Holding AG	Capital Markets	8	7,256
PSP Swiss Property AG	Real Estate Management & Development	20	2,252
Roche Holding AG	Pharmaceuticals	14	4,802
Roche Holding AG	Pharmaceuticals	356	123,363
Schindler Holding AG	Machinery	10	2,356

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Schindler Holding AG, PC	Machinery	21	4,942
SGS SA	Professional Services	3	7,329
Sika AG	Chemicals	71	13,663
[a] Sonova Holding AG	Health Care Equipment & Supplies	28	5,589
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	325	8,834
Straumann Holding AG	Health Care Equipment & Supplies	5	4,295
Sulzer AG	Machinery	10	797
Swatch Group AG	Textiles, Apparel & Luxury Goods	14	2,794
Swatch Group AG	Textiles, Apparel & Luxury Goods	19	743
Swiss Life Holding AG	Insurance	17	6,297
Swiss Prime Site AG	Real Estate Management & Development	39	3,606
Swiss Re AG	Insurance	149	11,489
Swisscom AG	Diversified Telecommunication Services	13	6,804
Temenos AG	Software	30	4,659
UBS Group AG	Capital Markets	1,717	19,760
Vifor Pharma AG	Pharmaceuticals	24	3,611
Zurich Insurance Group AG	Insurance	76	26,805
			714,961
United Arab Emirates 0.0%†
[a] NMC Health PLC	Health Care Providers & Services	60	—
United Kingdom 22.8%
3i Group PLC	Capital Markets	484	4,979
Admiral Group PLC	Insurance	107	3,039
Anglo American PLC	Metals & Mining	629	14,529
Antofagasta PLC	Metals & Mining	179	2,074
Ashmore Group PLC	Capital Markets	262	1,351
Ashtead Group PLC	Trading Companies & Distributors	231	7,761
Associated British Foods PLC	Food Products	175	4,141
AstraZeneca PLC	Pharmaceuticals	672	69,922
Auto Trader Group PLC	Interactive Media & Services	472	3,070
Avast PLC	Software	260	1,698
AVEVA Group PLC	Software	33	1,669
Aviva PLC	Insurance	2,027	6,852
B&M European Value Retail SA	Multiline Retail	416	2,043
Babcock International Group PLC	Commercial Services & Supplies	132	506
BAE Systems PLC	Aerospace & Defense	1,653	9,873
Barclays PLC	Banks	8,783	12,417
Barratt Developments PLC	Household Durables	513	3,143
Bellway PLC	Household Durables	64	2,013
BHP Group PLC	Metals & Mining	1,063	21,730
BP PLC	Oil, Gas & Consumable Fuels	10,144	38,504
British American Tobacco PLC	Tobacco	1,174	45,034
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	475	2,268
BT Group PLC	Diversified Telecommunication Services	4,447	6,267
Bunzl PLC	Trading Companies & Distributors	174	4,657
Burberry Group PLC	Textiles, Apparel & Luxury Goods	212	4,190
Centrica PLC	Multi-Utilities	3,065	1,460
Cineworld Group PLC	Entertainment	531	397
[a] CNH Industrial NV	Machinery	495	3,462
Compass Group PLC	Hotels, Restaurants & Leisure	910	12,503
ConvaTec Group PLC	Health Care Equipment & Supplies	758	1,832
Croda International PLC	Chemicals	64	4,156
DCC PLC	Industrial Conglomerates	49	4,075
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	52	1,784
Diageo PLC	Beverages	1,174	38,898
Direct Line Insurance Group PLC	Insurance	708	2,371
DS Smith PLC	Containers & Packaging	645	2,616
easyJet PLC	Airlines	96	807
Experian PLC	Professional Services	467	16,266
Ferguson PLC	Trading Companies & Distributors	115	9,395

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Fiat Chrysler Automobiles NV	Automobiles	562	5,646
Fresnillo PLC	Metals & Mining	93	967
G4S PLC	Commercial Services & Supplies	821	1,156
GlaxoSmithKline PLC	Pharmaceuticals	2,534	51,242
GVC Holdings PLC	Hotels, Restaurants & Leisure	292	2,672
	Electronic Equipment, Instruments &
Halma PLC	Components	191	5,435
Hargreaves Lansdown PLC	Capital Markets	184	3,702
Hikma Pharmaceuticals PLC	Pharmaceuticals	73	2,002
Hiscox Ltd.	Insurance	150	1,462
HomeServe PLC	Commercial Services & Supplies	144	2,322
Howden Joinery Group PLC	Trading Companies & Distributors	302	2,063
HSBC Holdings PLC	Banks	10,442	48,847
IMI PLC	Machinery	136	1,550
Imperial Brands PLC	Tobacco	485	9,220
Inchcape PLC	Distributors	212	1,284
Informa PLC	Media	729	4,237
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	96	4,231
Intermediate Capital Group PLC	Capital Markets	145	2,309
International Consolidated Airlines Group SA	Airlines	271	744
Intertek Group PLC	Professional Services	81	5,445
ITV PLC	Media	1,874	1,729
J Sainsbury PLC	Food & Staples Retailing	821	2,117
JD Sports Fashion PLC	Specialty Retail	243	1,868
John Wood Group PLC	Energy Equipment & Services	364	872
Johnson Matthey PLC	Chemicals	101	2,618
Kingfisher PLC	Specialty Retail	1,114	3,039
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	368	2,514
Legal & General Group PLC	Insurance	3,037	8,289
Lloyds Banking Group PLC	Banks	35,661	13,737
London Stock Exchange Group PLC	Capital Markets	161	16,627
M&G PLC	Diversified Financial Services	1,343	2,780
Marks & Spencer Group PLC	Multiline Retail	1,033	1,264
Meggitt PLC	Aerospace & Defense	408	1,484
Melrose Industries PLC	Electrical Equipment	2,441	3,438
Micro Focus International PLC	Software	159	849
Mondi PLC	Paper & Forest Products	244	4,554
National Grid PLC	Multi-Utilities	1,804	22,049
Next PLC	Multiline Retail	66	3,991
[a] Ninety One PLC	Capital Markets	164	417
[a] Ocado Group PLC	Internet & Direct Marketing Retail	227	5,688
Pearson PLC	Media	389	2,768
Pennon Group PLC	Water Utilities	218	3,014
[a] Persimmon PLC	Household Durables	164	4,632
Phoenix Group Holdings PLC	Insurance	276	2,196
Prudential PLC	Insurance	1,332	20,054
Quilter PLC	Capital Markets	989	1,700
Reckitt Benckiser Group PLC	Household Products	326	29,937
RELX PLC	Professional Services	949	21,927
	Electronic Equipment, Instruments &
Renishaw PLC	Components	19	945
Rentokil Initial PLC	Commercial Services & Supplies	936	5,894
Rightmove PLC	Interactive Media & Services	437	2,948
Rolls-Royce Holdings PLC	Aerospace & Defense	886	3,124
Royal Bank of Scotland Group PLC	Banks	2,301	3,457
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	2,107	33,506
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,897	28,690
RSA Insurance Group PLC	Insurance	533	2,699
Schroders PLC	Capital Markets	59	2,150
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	600	6,635
Severn Trent PLC	Water Utilities	129	3,951
Smith & Nephew PLC	Health Care Equipment & Supplies	454	8,445

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Smiths Group PLC	Industrial Conglomerates	201	3,507
Spirax-Sarco Engineering PLC	Machinery	38	4,684
SSE PLC	Electric Utilities	537	9,054
St. James's Place Capital PLC	Capital Markets	268	3,155
Standard Chartered PLC	Banks	1,334	7,254
Standard Life Aberdeen PLC	Capital Markets	1,203	3,978
[a] Subsea 7 SA	Energy Equipment & Services	125	785
Tate & Lyle PLC	Food Products	235	1,938
Taylor Wimpey PLC	Household Durables	1,694	2,985
TechnipFMC PLC	Energy Equipment & Services	239	1,644
Tesco PLC	Food & Staples Retailing	4,964	13,991
The Berkeley Group Holdings PLC	Household Durables	62	3,191
The Sage Group PLC	Software	555	4,607
Travis Perkins PLC	Trading Companies & Distributors	132	1,836
Unilever NV	Personal Products	747	39,642
Unilever PLC	Personal Products	563	30,295
United Utilities Group PLC	Water Utilities	340	3,824
[a] Virgin Money UK PLC	Banks	641	730
Vodafone Group PLC	Wireless Telecommunication Services	13,739	21,875
Weir Group PLC	Machinery	137	1,800
[a] Whitbread PLC	Hotels, Restaurants & Leisure	105	2,883
William Morrison Supermarkets PLC	Food & Staples Retailing	1,171	2,757
WPP PLC	Media	626	4,879
			990,178
United States 0.0%†
Carnival PLC	Hotels, Restaurants & Leisure	64	780
Total Common Stocks and Other Equity Interests (Cost $5,124,515)			4,272,381
Preferred Stocks 0.8%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 5.836%, pfd.	Automobiles	29	1,407
[d] Fuchs Petrolub SE, 2.714%, pfd.	Chemicals	36	1,445
[d] Henkel AG & Co. KGaA, 2.232%, pfd.	Household Products	90	8,378
[d] Porsche Automobil Holding SE, 4.320%, pfd.	Automobiles	79	4,539
[d] Sartorius AG, 0.123%, pfd.	Health Care Equipment & Supplies	18	5,915
[d] Volkswagen AG, 3.602%, pfd.	Automobiles	95	14,398

Total Preferred Stocks (Cost $46,430)			36,082
Total Investments (Cost $5,170,945) 99.3%			4,308,463

Other Assets, less Liabilities 0.7%			31,633
Net Assets 100.0%			$4,340,096

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $27,343, representing 0.6% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $7,726, representing 0.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	1,031,900	$155,504	7/02/20	$—	$(2)
Danish Krone	BOFA	Sell	1,031,900	154,083	7/02/20	—	(1,419)
Euro	BOFA	Buy	633,400	711,413	7/02/20	—	(10)
Euro	HSBK	Buy	633,400	711,393	7/02/20	11	—
Euro	UBSW	Buy	633,400	711,389	7/02/20	14	—
Euro	BOFA	Sell	633,400	704,991	7/02/20	—	(6,413)
Euro	PHSBK	Sell	633,400	704,972	7/02/20	—	(6,431)
Euro	UBSW	Sell	633,400	704,969	7/02/20	—	(6,434)
Great British Pound	DBAB	Buy	853,800	1,054,955	7/02/20	1	—
Great British Pound	DBAB	Sell	853,800	1,055,689	7/02/20	734	—
Norwegian Krone	BOFA	Buy	409,600	42,459	7/02/20	—	(1)
Norwegian Krone	BOFA	Sell	409,600	42,148	7/02/20	—	(311)
Polish Zloty	BOFA	Buy	76,900	19,440	7/02/20	—	—
Polish Zloty	BOFA	Sell	76,900	19,201	7/02/20	—	(239)
Swedish Krona	BOFA	Buy	1,922,900	206,397	7/02/20	—	(3)
Swedish Krona	BOFA	Sell	1,922,900	204,215	7/02/20	—	(2,179)
Swiss Franc	MSCO	Buy	663,500	700,244	7/02/20	—	(18)
Swiss Franc	MSCO	Sell	663,500	691,179	7/02/20	—	(9,048)
Danish Krone	BOFA	Sell	1,015,100	153,069	8/04/20	—	(2)
Euro	BOFA	Sell	648,333	728,706	8/04/20	9	—
Euro	HSBK	Sell	648,333	728,680	8/04/20	—	(17)
Euro	UBSW	Sell	648,333	728,677	8/04/20	—	(20)
Great British Pound	DBAB	Sell	835,700	1,032,798	8/04/20	—	(16)
Norwegian Krone	BOFA	Sell	396,500	41,106	8/04/20	—	—
Polish Zloty	BOFA	Sell	77,200	19,517	8/04/20	—	(1)
Swedish Krona	BOFA	Sell	1,915,500	205,679	8/04/20	—	(4)
Swiss Franc	MSCO	Sell	657,800	694,889	8/04/20	5	—
Total Forward Exchange Contracts						$774	$(32,568)
Net unrealized appreciation (depreciation)							$(31,794)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	1	$36,199	9/18/20	$1,223

*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
GDR	-	Global Depositary Receipt
HSBK	-	HSBC Bank PLC
IDR	-	International Depositary Receipt
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.8%
France 97.2%
[a] Accor SA	Hotels, Restaurants & Leisure	912	$24,799
Aeroports de Paris SA	Transportation Infrastructure	138	14,167
[a] Air France-KLM	Airlines	924	4,185
Air Liquide SA	Chemicals	2,238	322,748
[a] Airbus SE	Aerospace & Defense	2,676	190,913
[b] ALD SA, 144A	Road & Rail	396	3,914
Alstom SA	Machinery	894	41,580
[a] Amundi SA	Capital Markets	270	21,137
Arkema SA	Chemicals	318	30,409
[a] Atos SE	IT Services	456	38,873
AXA SA	Insurance	9,264	193,655
Biomerieux	Health Care Equipment & Supplies	204	28,022
[a] BNP Paribas SA	Banks	5,220	207,369
Bollore	Entertainment	4,734	14,866
[a] Bouygues SA	Construction & Engineering	1,032	35,248
[a] Bureau Veritas SA	Professional Services	1,320	27,842
Capgemini SE	IT Services	756	86,566
Carrefour SA	Food & Staples Retailing	2,836	43,813
Casino Guichard-Perrachon SA	Food & Staples Retailing	264	9,755
Cie Generale des Etablissements Michelin SCA	Auto Components	846	87,740
[a] CNP Assurances	Insurance	708	8,151
[a] Compagnie de Saint-Gobain	Building Products	2,328	83,801
	Equity Real Estate Investment Trusts
Covivio	(REITs)	222	16,082
[a] Credit Agricole SA	Banks	5,568	52,706
Danone SA	Food Products	2,886	199,541
[a] Dassault Aviation SA	Aerospace & Defense	12	11,059
Dassault Systemes	Software	636	109,720
Edenred	IT Services	1,164	50,895
EDF SA	Electric Utilities	2,484	22,905
[a] Eiffage SA	Construction & Engineering	360	32,913
[a] Elis SA	Commercial Services & Supplies	1,056	12,323
[a] Engie SA	Multi-Utilities	7,998	98,812
[a] EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,422	182,471
[a] Eurazeo SE	Diversified Financial Services	204	10,453
Eutelsat Communications SA	Media	888	8,188
[a] Faurecia SE	Auto Components	354	13,824
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	252	31,134
[a] Getlink SE	Transportation Infrastructure	2,190	31,583
Hermes International	Textiles, Apparel & Luxury Goods	149	124,474
	Equity Real Estate Investment Trusts
ICADE	(REITs)	156	10,863
Iliad SA	Diversified Telecommunication Services	72	14,043
Imerys SA	Construction Materials	174	5,929
	Electronic Equipment, Instruments &
[a] Ingenico Group SA	Components	300	47,846
Ipsen SA	Pharmaceuticals	168	14,274
[a] JCDecaux SA	Media	348	6,469
Kering SA	Textiles, Apparel & Luxury Goods	360	195,799
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	906	18,047
[a] L'Oreal SA	Personal Products	1,158	371,584
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	414	12,768
Legrand SA	Electrical Equipment	1,290	97,972
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,200	526,308
[a] Natixis SA	Capital Markets	4,044	10,560
Orange SA	Diversified Telecommunication Services	9,210	110,114
Orpea	Health Care Providers & Services	234	27,044

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Pernod Ricard SA	Beverages	1,014	159,499
[a] Peugeot SA	Automobiles	2,634	42,837
Plastic Omnium SA	Auto Components	270	5,498
Publicis Groupe	Media	1,032	33,393
Remy Cointreau SA	Beverages	120	16,335
[a] Renault SA	Automobiles	882	22,368
Rexel SA	Trading Companies & Distributors	1,464	16,722
Rubis SCA	Gas Utilities	438	21,045
[a] Safran SA	Aerospace & Defense	1,554	155,722
Sanofi	Pharmaceuticals	5,250	534,521
Sartorius Stedim Biotech	Life Sciences Tools & Services	114	28,809
Schneider Electric SE	Electrical Equipment	2,538	281,863
[a] SCOR SE	Insurance	762	20,883
SEB SA	Household Durables	132	21,808
[a] Societe Generale SA	Banks	3,732	62,036
Sodexo SA	Hotels, Restaurants & Leisure	420	28,398
Suez SA	Multi-Utilities	1,806	21,166
Teleperformance	Professional Services	282	71,549
Thales SA	Aerospace & Defense	486	39,236
Total SA	Oil, Gas & Consumable Fuels	11,454	437,073
[a] Ubisoft Entertainment SA	Entertainment	444	36,603
Valeo SA	Auto Components	1,152	30,225
Veolia Environnement SA	Multi-Utilities	2,412	54,235
Vinci SA	Construction & Engineering	2,238	206,116
Vivendi SA	Entertainment	3,852	98,814
Wendel SE	Diversified Financial Services	132	12,580
[a,c] Worldline SA, Reg S	IT Services	702	60,774
			6,518,364
Luxembourg 0.7%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	60	37,644
SES SA, IDR	Media	1,692	11,554
			49,198
Netherlands 0.5%
[c] Euronext NV, Reg S	Capital Markets	294	29,471
Switzerland 1.2%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	3,054	83,008
United Kingdom 0.2%
TechnipFMC PLC	Energy Equipment & Services	2,214	15,233
Total Investments (Cost $8,035,112) 99.8%			6,695,274

Other Assets, less Liabilities 0.2%			12,924
Net Assets 100.0%			$6,708,198

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At June 30, 2020, the value of this security was $3,914, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $90,245, representing 1.3% of net assets.

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.3%
Germany 93.4%
1&1 Drillisch AG	Wireless Telecommunication Services	185	$4,806
[a] Adidas AG	Textiles, Apparel & Luxury Goods	805	211,206
Allianz SE	Insurance	1,740	355,210
[a] Aroundtown SA	Real Estate Management & Development	5,040	28,858
BASF SE	Chemicals	3,830	214,567
Bayer AG	Pharmaceuticals	4,115	304,066
Bayerische Motoren Werke AG	Automobiles	1,345	85,834
Bechtle AG	IT Services	115	20,278
Beiersdorf AG	Personal Products	420	47,691
Brenntag AG	Trading Companies & Distributors	645	33,882
[a] Carl Zeiss Meditec AG	Health Care Equipment & Supplies	155	15,111
[a] Commerzbank AG	Banks	4,390	19,560
[a] Continental AG	Auto Components	455	44,542
[a] Covestro AG	Chemicals	712	27,069
[a] CTS Eventim AG & Co. KGaA	Entertainment	240	9,974
Daimler AG	Automobiles	3,370	136,809
[a] Delivery Hero SE	Internet & Direct Marketing Retail	595	60,786
[a] Deutsche Bank AG	Capital Markets	8,560	81,374
Deutsche Boerse AG	Capital Markets	765	138,376
[a] Deutsche Lufthansa AG	Airlines	995	9,993
Deutsche Post AG	Air Freight & Logistics	4,090	149,524
Deutsche Telekom AG	Diversified Telecommunication Services	13,525	227,024
Deutsche Wohnen AG	Real Estate Management & Development	1,510	67,753
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	150	5,443
E.ON SE	Multi-Utilities	9,075	102,079
Evonik Industries AG	Chemicals	805	20,443
Fielmann AG	Specialty Retail	100	6,728
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	150	6,540
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	870	74,556
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,690	83,745
Fuchs Petrolub SE	Chemicals	145	4,886
GEA Group AG	Machinery	685	21,657
Grenkeleasing AG	Consumer Finance	110	8,475
Hannover Rueck SE	Insurance	250	43,073
HeidelbergCement AG	Construction Materials	620	33,105
Hella GmbH & Co. KGaA	Auto Components	190	7,768
Henkel AG & Co. KGaA	Household Products	425	35,395
Hochtief AG	Construction & Engineering	85	7,537
Hugo Boss AG	Textiles, Apparel & Luxury Goods	265	8,006
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	5,445	127,662
KION Group AG	Machinery	295	18,157
Knorr-Bremse AG	Machinery	235	23,815
Lanxess AG	Chemicals	350	18,460
LEG Immobilien AG	Real Estate Management & Development	290	36,806
Merck KGaA	Pharmaceuticals	545	63,232
METRO AG	Food & Staples Retailing	715	6,759
[a] MTU Aero Engines AG	Aerospace & Defense	220	38,089
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	575	149,441
Nemetschek AG	Software	225	15,466
[a] Osram Licht AG	Electrical Equipment	310	14,763
[a] ProSiebenSat.1 Media SE	Media	655	7,791
[a] Puma SE	Textiles, Apparel & Luxury Goods	345	26,667
Rational AG	Machinery	15	8,397
Rheinmetall AG	Industrial Conglomerates	180	15,607
[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	220	4,717
RWE AG	Multi-Utilities	2,395	83,684
SAP SE	Software	4,700	656,261

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[c] Scout24 AG, Reg S	Interactive Media & Services	445	34,511
Siemens AG	Industrial Conglomerates	3,200	376,516
Siemens Healthineers AG	Health Care Equipment & Supplies	540	25,867
Suedzucker AG	Food Products	335	5,279
Symrise AG	Chemicals	530	61,610
[a] Talanx AG	Insurance	160	5,945
[a] TeamViewer AG	Software	510	27,838
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,770	8,173
[a] thyssenkrupp AG	Metals & Mining	1,970	13,970
[a] Traton SE	Machinery	215	4,199
	Independent Power and Renewable
Uniper SE	Electricity Producers	470	15,150
United Internet AG	Diversified Telecommunication Services	430	18,212
[a] Varta AG	Electrical Equipment	60	6,732
Volkswagen AG	Automobiles	135	21,728
Vonovia SE	Real Estate Management & Development	2,270	139,155
Wacker Chemie AG	Chemicals	65	4,456
[a] Zalando SE	Internet & Direct Marketing Retail	675	47,595
			4,896,439
Luxembourg 0.1%
RTL Group SA	Media	165	5,282
Netherlands 0.8%
[a] QIAGEN NV	Life Sciences Tools & Services	915	39,401
Total Common Stocks (Cost $5,270,867)			4,941,122
Preferred Stocks 5.5%
Germany 5.5%
[d] Bayerische Motoren Werke AG, 5.836%, pfd.	Automobiles	240	11,639
[d] Fuchs Petrolub SE, 2.714%, pfd.	Chemicals	290	11,641
[d] Henkel AG & Co. KGaA, 2.232%, pfd.	Household Products	730	67,953
[d] Porsche Automobil Holding SE, 4.320%, pfd.	Automobiles	640	36,775
[d] Sartorius AG, 0.123%, pfd.	Health Care Equipment & Supplies	145	47,652
[d] Volkswagen AG, 3.602%, pfd.	Automobiles	765	115,942

Total Preferred Stocks (Cost $325,365)			291,602
Total Investments (Cost $5,596,232) 99.8%			5,232,724

Other Assets, less Liabilities 0.2%			8,552
Net Assets 100.0%			$5,241,276

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $10,160, representing 0.2% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $34,511, representing 0.7% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.4%
Cambodia 0.3%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	50,000	$57,868
China 11.1%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	22,500	138,040
Budweiser Brewing Co. APAC Ltd.	Beverages	39,000	113,471
China Mengniu Dairy Co. Ltd.	Food Products	90,000	343,722
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	80,000	11,354
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	100,000	10,709
Kerry Logistics Network Ltd.	Air Freight & Logistics	18,500	24,586
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	250,000	138,379
Minth Group Ltd.	Auto Components	23,050	65,577
[a] MMG Ltd.	Metals & Mining	80,000	16,515
Nexteer Automotive Group Ltd.	Auto Components	25,000	17,160
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	105,000	365,785
Shougang Fushan Resources Group Ltd.	Metals & Mining	120,000	25,082
Shui On Land Ltd.	Real Estate Management & Development	115,000	19,289
SITC International Holdings Co. Ltd.	Marine	40,000	42,681
Sun Art Retail Group Ltd.	Food & Staples Retailing	72,500	123,851
Tingyi Cayman Islands Holding Corp.	Food Products	62,000	96,155
Towngas China Co. Ltd.	Gas Utilities	35,000	15,806
Uni-President China Holdings Ltd.	Food Products	40,000	39,843
Want Want China Holdings Ltd.	Food Products	180,000	135,863
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	130,000	123,116
			1,866,984
Hong Kong 81.2%
AIA Group Ltd.	Insurance	360,000	3,358,257
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	10,000	104,962
BOC Hong Kong (Holdings) Ltd.	Banks	120,000	381,655
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	20,696
Cathay Pacific Airways Ltd.	Airlines	20,000	19,354
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	65,000	33,798
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	35,000	33,463
CK Asset Holdings Ltd.	Real Estate Management & Development	90,000	536,485
CK Hutchison Holdings Ltd.	Industrial Conglomerates	89,000	571,864
CK Infrastructure Holdings Ltd.	Electric Utilities	21,000	108,110
CLP Holdings Ltd.	Electric Utilities	54,500	534,421
Dah Sing Banking Group Ltd.	Banks	12,000	10,962
Dah Sing Financial Group	Banks	4,000	11,199
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	10,000	46,500
[a,b,c] ESR Cayman Ltd., Reg S, 144A	Real Estate Management & Development	40,000	94,549
Guotai Junan International holdings Ltd.	Capital Markets	75,000	9,774
Haitong International Securities Group Ltd.	Capital Markets	85,000	20,289
Hang Lung Group Ltd.	Real Estate Management & Development	30,000	69,751
Hang Lung Properties Ltd.	Real Estate Management & Development	67,000	158,716
Hang Seng Bank Ltd.	Banks	24,000	402,867
Henderson Land Development Co. Ltd.	Real Estate Management & Development	43,000	163,113
Hong Kong and China Gas Co. Ltd.	Gas Utilities	344,550	533,466
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	42,200	1,796,799
Hongkong Land Holdings Ltd.	Real Estate Management & Development	38,500	159,005
Huabao International Holdings Ltd.	Chemicals	25,000	10,967
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	6,348
Hysan Development Co. Ltd.	Real Estate Management & Development	20,000	64,125

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Jardine Matheson Holdings Ltd.	Industrial Conglomerates	7,000	292,180
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	6,000	129,300
Johnson Electric Holdings Ltd.	Auto Components	12,500	22,160
JS Global Lifestyle Co. Ltd.	Household Durables	10,000	9,587
Kerry Properties Ltd.	Real Estate Management & Development	20,000	51,610
Lifestyle International Holdings Ltd.	Multiline Retail	15,000	12,328
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	68,500	559,900
Melco International Development Ltd.	Hotels, Restaurants & Leisure	26,000	50,320
MTR Corp. Ltd.	Road & Rail	47,500	246,066
New World Development Co. Ltd.	Real Estate Management & Development	47,500	225,535
NWS Holdings Ltd.	Industrial Conglomerates	47,000	40,569
PCCW Ltd.	Diversified Telecommunication Services	140,000	79,840
Power Assets Holdings Ltd.	Electric Utilities	45,500	247,447
Sa Sa International Holdings Ltd.	Specialty Retail	40,000	6,709
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	43,500	43,778
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	34,372
Shun Tak Holdings Ltd.	Industrial Conglomerates	60,000	22,295
Sino Land Co. Ltd.	Real Estate Management & Development	110,000	138,379
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	47,500	606,432
Swire Pacific Ltd., A	Real Estate Management & Development	17,000	90,150
Swire Pacific Ltd., B	Real Estate Management & Development	30,000	28,605
Swire Properties Ltd.	Real Estate Management & Development	35,000	88,872
Techtronic Industries Co. Ltd.	Machinery	41,500	405,873
Television Broadcasts Ltd.	Media	9,500	11,032
The Bank of East Asia Ltd.	Banks	42,000	95,917
The Wharf Holdings Ltd.	Real Estate Management & Development	50,000	101,671
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	250,000	45,159
Vitasoy International Holdings Ltd.	Food Products	27,000	103,291
VTech Holdings Ltd.	Communications Equipment	5,500	33,034
[b] WH Group Ltd., Reg S	Food Products	277,500	237,741
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	55,000	262,565
Xinyi Glass Holdings Ltd.	Auto Components	66,000	80,898
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	34,198
			13,699,308
Indonesia 0.1%
First Pacific Co. Ltd.	Diversified Financial Services	80,000	15,276
Italy 0.4%
[a] Prada SpA	Textiles, Apparel & Luxury Goods	17,000	59,003
Luxembourg 0.1%
L'Occitane International SA	Personal Products	15,000	25,121
Macau 5.8%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	71,000	483,230
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	50,000	6,774
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	24,000	30,966
Sands China Ltd.	Hotels, Restaurants & Leisure	80,000	313,788
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	60,000	66,577
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	48,000	82,617
			983,952
Singapore 0.3%
BOC Aviation Ltd.	Trading Companies & Distributors	7,000	44,707
Taiwan 0.1%
	Electronic Equipment, Instruments &
[a] FIT Hon Teng Ltd.	Components	35,000	13,548
Total Investments (Cost $18,635,843) 99.4%			16,765,767

Other Assets, less Liabilities 0.6%			109,024
Net Assets 100.0%			$16,874,791

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $332,290, representing 2.0% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $94,549, representing
0.6% of net assets.

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	3	$93,447	9/29/20	$(2,413)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 99.9%
India 99.9%
[a] 3M India Ltd.	Industrial Conglomerates	40	$9,957
[a] ABB India Ltd.	Electrical Equipment	1,000	12,465
ACC Ltd.	Construction Materials	880	15,527
Adani Enterprises Ltd.	Trading Companies & Distributors	5,190	10,740
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	15,000	68,321
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	17,450	8,320
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	11,480	9,624
Alkem Laboratories Ltd.	Pharmaceuticals	480	15,056
Ambuja Cements Ltd.	Construction Materials	13,520	34,667
Ashok Leyland Ltd.	Machinery	23,220	14,439
Asian Paints Ltd.	Chemicals	5,670	126,720
AU Small Finance Bank Ltd.	Banks	2,950	21,235
Aurobindo Pharma Ltd.	Pharmaceuticals	5,220	53,352
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	2,930	89,919
Axis Bank Ltd.	Banks	41,170	221,734
Bajaj Auto Ltd.	Automobiles	1,710	64,004
Bajaj Finance Ltd.	Consumer Finance	3,540	132,732
Bajaj Finserv Ltd.	Insurance	750	58,061
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	530	17,851
[a] Bandhan Bank Ltd	Banks	12,390	52,396
[a] Bank of Baroda	Banks	18,230	11,734
[a] Bank of India	Banks	7,090	4,582
Bata India Ltd.	Textiles, Apparel & Luxury Goods	610	10,553
Berger Paints India Ltd.	Chemicals	4,600	30,090
Bharat Electronics Ltd.	Aerospace & Defense	11,530	13,537
Bharat Forge Ltd.	Auto Components	3,670	15,523
Bharat Heavy Electricals Ltd.	Electrical Equipment	16,560	7,830
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	19,740	97,780
[a] Bharti Airtel Ltd.	Wireless Telecommunication Services	44,720	331,593
Bharti Infratel Ltd.	Diversified Telecommunication Services	16,970	49,784
Biocon Ltd.	Biotechnology	5,590	28,881
Bosch Ltd.	Auto Components	140	21,172
Britannia Industries Ltd.	Food Products	1,140	54,412
Cadila Healthcare Ltd.	Pharmaceuticals	4,750	22,214
[a] Canara Bank Ltd.	Banks	5,730	7,631
Castrol India Ltd.	Chemicals	9,580	15,949
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	3,840	9,633
Cipla Ltd.	Pharmaceuticals	6,380	54,101
Coal India Ltd.	Oil, Gas & Consumable Fuels	28,600	50,322
Colgate-Palmolive India Ltd.	Personal Products	1,290	24,034
Container Corp. of India Ltd.	Road & Rail	4,080	22,582
Cummins India Ltd.	Machinery	1,310	6,807
Dabur India Ltd.	Personal Products	10,450	64,489
[a] Dalmia Bharat Ltd.	Construction Materials	900	8,026
Divi's Laboratories Ltd.	Life Sciences Tools & Services	1,570	47,387
DLF Ltd.	Real Estate Management & Development	11,710	22,961
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	1,600	83,597
Eicher Motors Ltd.	Automobiles	260	63,135
Emami Ltd.	Personal Products	2,160	6,317
	Equity Real Estate Investment Trusts
[a] Embassy Office Parks REIT	(REITs)	4,400	19,967
Exide Industries Ltd.	Auto Components	4,040	7,930
Federal Bank Ltd.	Banks	29,120	19,669
[a] Future Retail Ltd.	Multiline Retail	4,340	7,406
GAIL India Ltd.	Gas Utilities	21,360	28,898
Gillette India Ltd.	Personal Products	150	9,899
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	2,730	16,282
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	28,560	7,584

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Godrej Consumer Products Ltd.	Personal Products	7,190	65,783
Godrej Industries Ltd.	Industrial Conglomerates	1,390	7,686
[a] Godrej Properties Ltd.	Real Estate Management & Development	1,190	13,666
Grasim Industries Ltd.	Construction Materials	6,370	52,282
Havell's India Ltd.	Electrical Equipment	4,740	36,380
HCL Technologies Ltd.	IT Services	21,390	157,754
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	830	27,299
[a] HDFC Life Insurance Co. Ltd.	Insurance	12,730	92,562
[a,d] Hemisphere Properties India Ltd.	Real Estate Management & Development	2,002	4,423
Hero Motocorp Ltd.	Automobiles	1,920	64,767
Hindalco Industries Ltd.	Metals & Mining	17,660	34,196
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	12,010	34,477
Hindustan Unilever Ltd.	Household Products	17,480	504,695
[a] Hindustan Zinc Ltd.	Metals & Mining	4,570	11,860
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	33,010	767,127
ICICI Bank Ltd.	Banks	12,750	59,348
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	3,950	66,263
[c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	6,020	33,949
[a] IDFC First Bank Ltd.	Banks	46,520	15,834
IDFC Ltd.	Diversified Financial Services	5,360	1,306
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	6,370	17,477
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	41,910	47,375
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	390	7,018
Info Edge India Ltd.	Interactive Media & Services	1,210	44,261
Infosys Ltd.	IT Services	70,810	690,199
[c] InterGlobe Aviation Ltd., Reg S	Airlines	1,910	25,015
ITC Ltd.	Tobacco	58,220	150,092
[a] Jindal Steel & Power Ltd.	Metals & Mining	7,790	16,663
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	7,460	4,659
JSW Steel Ltd.	Metals & Mining	19,670	49,329
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,430	32,713
Kansai Nerolac Paints Ltd.	Chemicals	2,520	14,899
L&T Finance Holdings Ltd.	Diversified Financial Services	9,460	8,250
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	560	14,521
Larsen & Toubro Ltd.	Construction & Engineering	6,660	83,237
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	4,830	16,955
Lupin Ltd.	Pharmaceuticals	4,390	53,015
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	5,830	12,957
Mahindra & Mahindra Ltd.	Automobiles	11,500	77,785
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	4,000	1,942
Marico Ltd.	Personal Products	8,890	41,434
Maruti Suzuki India Ltd.	Automobiles	2,380	184,033
Motherson Sumi Systems Ltd.	Auto Components	18,700	23,442
Mphasis Ltd.	IT Services	1,460	16,992
MRF Ltd.	Auto Components	20	17,820
Muthoot Finance Ltd.	Consumer Finance	1,900	27,330
Nestle India Ltd.	Food Products	460	104,634
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	45,010	11,923
Nippon Life India Asset Management Ltd.	Capital Markets	2,880	11,990
NMDC Ltd.	Metals & Mining	14,490	15,574
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	46,970	59,596
Oberoi Realty Ltd.	Real Estate Management & Development	1,730	8,381
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	59,520	64,129
Oil India Ltd.	Oil, Gas & Consumable Fuels	5,140	6,375
Oracle Financial Services Software Ltd.	Software	450	17,068
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	100	26,376
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	10,350	35,373
Pidilite Industries Ltd.	Chemicals	2,400	43,614
Piramal Enterprises Ltd.	Pharmaceuticals	2,050	37,028
Power Finance Corp., Ltd.	Diversified Financial Services	12,510	13,918
Power Grid Corp. of India Ltd.	Electric Utilities	36,100	83,600

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Punjab National Bank Ltd.	Banks	18,840	8,671
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	2,670	16,479
[c] RBL Bank Ltd., Reg S	Banks	7,410	17,027
REC Ltd.	Diversified Financial Services	12,890	18,455
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	61,240	1,382,171
[a] SBI Life Insurance Co. Ltd.	Insurance	6,970	74,446
Shree Cement Ltd.	Construction Materials	170	51,900
Shriram Transport Finance Co. Ltd.	Consumer Finance	3,290	30,049
Siemens Ltd.	Industrial Conglomerates	1,690	24,546
[a] State Bank of India	Banks	35,190	83,170
Steel Authority of India Ltd.	Metals & Mining	19,660	7,916
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	21,430	134,236
Sun TV Network Ltd.	Media	1,660	8,868
Tata Communications Ltd.	Diversified Telecommunication Services	1,270	10,290
Tata Consultancy Services Ltd.	IT Services	17,750	489,488
[a] Tata Motors Ltd.	Automobiles	21,200	27,587
[a] Tata Motors Ltd., A	Automobiles	7,440	3,946
Tata Power Co. Ltd.	Electric Utilities	18,660	11,084
Tata Steel Ltd.	Metals & Mining	5,330	23,063
Tech Mahindra Ltd.	IT Services	9,150	65,852
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	6,120	76,991
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	800	25,134
Torrent Power Ltd.	Electric Utilities	2,270	9,583
TVS Motor Co. Ltd.	Automobiles	2,250	11,275
UltraTech Cement Ltd.	Construction Materials	2,250	116,027
[a] Union Bank of India Ltd.	Banks	9,550	4,022
United Breweries Ltd.	Beverages	1,350	18,555
[a] United Spirits Ltd.	Beverages	5,680	44,558
UPL Ltd.	Chemicals	10,590	59,638
Vedanta Ltd.	Metals & Mining	31,590	44,517
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	158,290	22,222
Voltas Ltd.	Construction & Engineering	1,950	14,113
Whirlpool of India Ltd.	Household Durables	600	16,488
Wipro Ltd.	IT Services	25,910	75,375
Yes Bank Ltd.	Banks	31,573	10,705
Zee Entertainment Enterprises Ltd.	Media	16,490	37,368
Total Investments (Cost $10,128,827) 99.9%			9,687,875

Other Assets, less Liabilities 0.1%			6,946
Net Assets 100.0%			$9,694,821

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $93,562, representing 1.0% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $184,074, representing 1.9% of net assets.
dFair valued using significant unobservable inputs. See Note 2 regarding fair value measurements.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 92.3%
A2A SpA	Multi-Utilities	15,693	$22,217
[a] Amplifon SpA	Health Care Providers & Services	1,239	32,994
Assicurazioni Generali SpA	Insurance	8,832	133,618
[a] Atlantia SpA	Transportation Infrastructure	5,004	80,370
Banca Mediolanum SpA	Diversified Financial Services	2,604	18,689
[a] Banco BPM SpA	Banks	14,850	22,149
Buzzi Unicem SpA	Construction Materials	726	15,631
Buzzi Unicem SpA, di Risp	Construction Materials	411	5,105
Davide Campari-Milano SpA	Beverages	5,670	47,762
DiaSorin SpA	Health Care Equipment & Supplies	228	43,636
Enel SpA	Electric Utilities	71,754	618,774
Eni SpA	Oil, Gas & Consumable Fuels	22,872	218,097
Ferrari NV	Automobiles	1,143	194,939
[a] FinecoBank Banca Fineco SpA	Banks	6,198	83,640
Hera SpA	Multi-Utilities	7,827	29,414
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	2,865	28,703
[a] Intesa Sanpaolo SpA	Banks	130,518	249,733
Italgas Reti SpA	Gas Utilities	4,980	28,917
Leonardo SpA	Aerospace & Defense	4,008	26,559
[a] Mediaset SpA	Media	3,141	5,585
Mediobanca Banca di Credito Finanziario SpA	Banks	7,827	56,174
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	1,953	74,667
[a] Nexi SpA	IT Services	3,600	62,267
[a] Pirelli & C SpA	Auto Components	3,975	16,854
[b] Poste Italiane SpA, Reg S	Insurance	4,641	40,345
Prysmian SpA	Electrical Equipment	2,427	56,208
Recordati SpA	Pharmaceuticals	981	48,976
Saipem SpA	Energy Equipment & Services	5,631	14,034
[a] Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	678	9,176
Snam SpA	Gas Utilities	19,608	95,447
Telecom Italia SpA/Milano	Diversified Telecommunication Services	108,219	42,505
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	61,341	23,769
Tenaris SA	Energy Equipment & Services	4,752	30,678
Terna Rete Elettrica Nazionale SpA	Electric Utilities	13,260	91,115
[a] UniCredit SpA	Banks	20,124	185,067
[a] Unione di Banche Italiane SpA	Banks	9,603	31,386
UnipolSai Assicurazioni SpA	Insurance	5,046	12,060
			2,797,260
Netherlands 2.0%
EXOR NV	Diversified Financial Services	1,059	60,470
United Kingdom 5.6%
[a] CNH Industrial NV	Machinery	10,008	70,006
[a] Fiat Chrysler Automobiles NV	Automobiles	10,119	101,650
			171,656
Total Investments (Cost $3,438,913) 99.9%			3,029,386

Other Assets, less Liabilities 0.1%			2,142
Net Assets 100.0%			$3,031,528

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $69,048, representing 2.3% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.2%
Japan 99.2%
ABC-Mart Inc.	Specialty Retail	2,700	$157,918
Acom Co. Ltd.	Consumer Finance	40,500	154,289
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	21,600	1,225,305
AEON Co. Ltd.	Food & Staples Retailing	75,600	1,755,369
AEON Financial Service Co. Ltd.	Consumer Finance	10,800	117,625
AEON Mall Co. Ltd.	Real Estate Management & Development	13,500	178,941
AGC Inc.	Building Products	18,900	536,947
Aica Kogyo Co. Ltd.	Building Products	5,400	176,938
AIN Holdings Inc.	Food & Staples Retailing	2,700	176,688
Air Water Inc.	Chemicals	18,900	266,459
Aisin Seiki Co. Ltd.	Auto Components	18,900	550,086
Ajinomoto Co. Inc.	Food Products	54,000	896,955
Alfresa Holdings Corp.	Health Care Providers & Services	18,900	394,345
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	21,600	276,294
Amada Co. Ltd.	Machinery	32,400	264,582
	Electronic Equipment, Instruments &
Amano Corp.	Components	8,100	167,954
[a] ANA Holdings Inc.	Airlines	10,800	245,361
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	13,500	319,841
Aozora Bank Ltd.	Banks	13,500	234,750
Ariake Japan Co. Ltd.	Food Products	1,700	107,781
Asahi Group Holdings Ltd.	Beverages	40,500	1,417,509
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	18,900	536,947
Asahi Kasei Corp.	Chemicals	132,300	1,073,753
Asics Corp.	Textiles, Apparel & Luxury Goods	18,900	214,779
ASKUL Corp.	Internet & Direct Marketing Retail	2,700	86,342
Astellas Pharma Inc.	Pharmaceuticals	199,800	3,332,624
Autobacs Seven Co. Ltd.	Specialty Retail	5,400	67,972
	Electronic Equipment, Instruments &
Azbil Corp.	Components	13,500	411,063
Bandai Namco Holdings Inc.	Leisure Equipment & Products	21,600	1,134,608
Benefit One Inc.	Professional Services	5,400	108,365
Benesse Holdings Inc.	Diversified Consumer Services	8,100	216,981
BIC CAMERA Inc.	Specialty Retail	16,200	171,483
Bridgestone Corp.	Auto Components	62,100	1,996,801
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	24,300	437,416
Calbee Inc.	Food Products	8,100	223,963
	Technology Hardware, Storage &
CANON Inc.	Peripherals	108,000	2,136,775
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	5,400	109,867
Capcom Co. Ltd.	Entertainment	10,800	392,418
Casio Computer Co. Ltd.	Household Durables	24,300	421,199
Central Japan Railway Co.	Road & Rail	19,400	3,001,214
Chubu Electric Power Co. Inc.	Electric Utilities	75,600	947,409
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	70,500	3,767,275
Chuo Mitsui Trust Holdings Inc.	Banks	40,500	1,135,584
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	29,700	96,353
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	16,200	293,412
COMSYS Holdings Corp.	Construction & Engineering	10,800	318,840
Concordia Financial Group Ltd.	Banks	118,800	379,905
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	8,100	117,876
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	1,910	292,825
Credit Saison Co. Ltd.	Consumer Finance	16,200	184,997

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

CyberAgent Inc.	Media	10,800	529,564
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	29,700	679,699
Daicel Corp.	Chemicals	29,700	229,319
Daido Steel Co. Ltd.	Metals & Mining	2,700	82,713
Daifuku Co. Ltd.	Machinery	10,800	943,004
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	68,800	5,615,728
Daiichikosho Co. Ltd.	Entertainment	5,400	161,422
Daikin Industries Ltd.	Building Products	28,541	4,585,978
Daishi Hokuetsu Financial Group Inc.	Banks	5,400	109,116
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	7,140	655,793
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	70,200	1,654,061
Daiwa Securities Group Inc.	Capital Markets	162,000	675,269
DeNA Co. Ltd.	Entertainment	10,800	134,543
Denka Co. Ltd.	Chemicals	8,100	197,986
Denso Corp.	Auto Components	48,600	1,894,267
Dentsu Group Inc.	Media	24,300	575,488
DIC Corp.	Chemicals	8,100	202,791
	Semiconductors & Semiconductor
Disco Corp.	Equipment	3,010	727,913
DMG Mori Co. Ltd.	Machinery	10,800	130,839
Dowa Holdings Co. Ltd.	Metals & Mining	5,400	163,674
East Japan Railway Co.	Road & Rail	38,600	2,674,110
EBARA Corp.	Machinery	10,800	252,769
Eisai Co. Ltd.	Pharmaceuticals	28,400	2,249,677
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	18,900	358,256
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	324,000	1,147,222
Ezaki Glico Co. Ltd.	Food Products	5,400	257,274
FamilyMart Co. Ltd.	Food & Staples Retailing	24,300	416,468
Fancl Corp.	Personal Products	8,100	239,880
FANUC Corp.	Machinery	20,700	3,695,435
Fast Retailing Co. Ltd.	Specialty Retail	5,500	3,145,479
FP Corp.	Containers & Packaging	2,700	215,479
Fuji Electric Co. Ltd.	Electrical Equipment	13,500	368,392
Fuji Media Holdings Inc.	Media	5,400	51,955
Fuji Oil Holdings Inc.	Food Products	5,400	138,748
Fuji Seal International Inc.	Containers & Packaging	5,400	104,962
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	37,800	1,615,220
Fujikura Ltd.	Electrical Equipment	29,700	85,341
Fujitsu General Ltd.	Household Durables	5,400	110,468
Fujitsu Ltd.	IT Services	20,500	2,398,016
Fukuoka Financial Group Inc.	Banks	16,200	255,422
Fukuyama Transporting Co. Ltd.	Road & Rail	2,700	94,476
Furukawa Electric Co. Ltd.	Electrical Equipment	5,400	130,589
Fuyo General Lease Co. Ltd.	Diversified Financial Services	2,700	149,910
Glory Ltd.	Machinery	5,400	122,631
GMO Internet Inc.	IT Services	5,400	149,009
GMO Payment Gateway Inc.	IT Services	4,300	447,996
Goldwin Inc.	Textiles, Apparel & Luxury Goods	3,900	254,493
GS Yuasa Corp.	Electrical Equipment	8,100	143,102
GungHo Online Entertainment Inc.	Entertainment	2,700	48,101
Gunma Bank Ltd.	Banks	43,200	136,946
H2O Retailing Corp.	Multiline Retail	8,100	54,058
Hachijuni Bank Ltd.	Banks	48,600	184,246
Hakuhodo DY Holdings Inc.	Media	27,000	320,591
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	13,500	584,372
Hankyu Hanshin Holdings Inc.	Road & Rail	24,300	820,999
Haseko Corp.	Household Durables	29,700	373,848
Heiwa Corp.	Leisure Equipment & Products	5,400	90,196
Hikari Tsushin Inc.	Specialty Retail	2,700	614,404
Hino Motors Ltd.	Machinery	29,700	200,413

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	3,500	383,464
HIS Co. Ltd.	Hotels, Restaurants & Leisure	2,700	39,943
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	8,100	436,215
Hitachi Capital Corp.	Consumer Finance	5,400	118,827
Hitachi Construction Machinery Co. Ltd.	Machinery	10,800	298,318
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	99,900	3,151,130
Hitachi Metals Ltd.	Metals & Mining	21,600	256,874
Hitachi Transport System Ltd.	Road & Rail	5,400	144,154
Hokugin Financial Group Inc.	Banks	13,500	111,494
Hokuriku Electric Power Co.	Electric Utilities	18,900	120,528
Honda Motor Co. Ltd.	Automobiles	183,600	4,689,343
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	3,800	200,065
Hoshizaki Corp.	Machinery	5,400	462,492
House Foods Group Inc.	Food Products	8,100	261,278
Hoya Corp.	Health Care Equipment & Supplies	39,100	3,718,459
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	10,800	314,835
Ichigo Inc.	Real Estate Management & Development	21,600	54,058
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	24,300	515,124
IHI Corp.	Machinery	13,500	194,958
Iida Group Holdings Co. Ltd.	Household Durables	16,200	247,914
INPEX Corp.	Oil, Gas & Consumable Fuels	97,200	600,850
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	37,800	216,531
Isuzu Motors Ltd.	Automobiles	56,700	511,527
Ito En Ltd.	Beverages	5,400	304,324
ITOCHU Corp.	Trading Companies & Distributors	145,800	3,137,366
ITOCHU Techno-Solutions Corp.	IT Services	10,800	404,431
Itoham Yonekyu Holdings Inc.	Food Products	13,500	81,211
Izumi Co. Ltd.	Multiline Retail	5,400	170,682
J Front Retailing Co. Ltd.	Multiline Retail	27,000	179,691
Japan Airlines Co. Ltd.	Airlines	10,800	194,407
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	5,400	229,745
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	5,400	72,427
Japan Exchange Group Inc.	Capital Markets	56,700	1,309,695
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	2,700	45,248
Japan Post Bank Co. Ltd.	Banks	43,200	321,142
Japan Post Holdings Co. Ltd.	Insurance	143,100	1,016,960
Japan Post Insurance Co. Ltd.	Insurance	21,600	282,901
Japan Tobacco Inc.	Tobacco	126,900	2,354,269
JCR Pharmaceuticals Co., Ltd.	Pharmaceuticals	1,200	125,578
JFE Holdings Inc.	Metals & Mining	56,700	405,732
JGC Holdings Corp.	Construction & Engineering	21,600	227,042
JSR Corp.	Chemicals	18,900	364,388
JTEKT Corp.	Auto Components	24,300	188,526
Justsystems Corp.	Software	2,700	190,703
K's Holdings Corp.	Specialty Retail	18,900	257,174
Kagome Co. Ltd.	Food Products	8,100	242,133
Kajima Corp.	Construction & Engineering	48,600	578,416
Kakaku.com Inc.	Interactive Media & Services	13,500	341,489
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	137,897
Kamigumi Co. Ltd.	Transportation Infrastructure	10,800	211,625
Kandenko Co. Ltd.	Construction & Engineering	10,800	91,798
Kaneka Corp.	Chemicals	5,400	140,149
Kansai Electric Power Co. Inc.	Electric Utilities	78,300	758,433
Kansai Mirai Financial Group Inc	Banks	18,900	70,775
Kansai Paint Co. Ltd.	Chemicals	21,600	455,085
KAO Corp.	Personal Products	50,820	4,022,828
Kawasaki Heavy Industries Ltd.	Machinery	16,200	232,748
[a] Kawasaki Kisen Kaisha Ltd.	Marine	8,100	76,131
KDDI Corp.	Wireless Telecommunication Services	183,600	5,503,660

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Keihan Holdings Co. Ltd.	Industrial Conglomerates	10,800	481,012
Keikyu Corp.	Road & Rail	27,000	413,190
Keio Corp.	Road & Rail	13,500	770,821
Keisei Electric Railway Co. Ltd.	Road & Rail	16,200	506,790
Kewpie Corp.	Food Products	10,800	203,717
	Electronic Equipment, Instruments &
Keyence Corp.	Components	19,500	8,139,083
Kikkoman Corp.	Food Products	18,900	909,218
Kinden Corp.	Construction & Engineering	13,500	222,612
Kintetsu Group Holdings Co. Ltd.	Road & Rail	18,900	848,779
Kirin Holdings Co. Ltd.	Beverages	83,700	1,764,617
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	67,897
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	6,700	588,738
Kobe Bussan Co Ltd	Food & Staples Retailing	2,900	163,433
[a] Kobe Steel Ltd.	Metals & Mining	32,400	111,118
Koei Tecmo Holdings Co. Ltd.	Entertainment	5,400	174,936
Koito Manufacturing Co. Ltd.	Auto Components	13,500	543,078
Kokuyo Co. Ltd.	Commercial Services & Supplies	8,100	97,754
Komatsu Ltd.	Machinery	99,900	2,040,410
Konami Holdings Corp.	Entertainment	10,800	359,383
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	48,600	167,578
KOSE Corp.	Personal Products	2,700	324,345
Kotobuki Spirits Co. Ltd.	Food Products	2,700	110,493
Kubota Corp.	Machinery	118,800	1,770,685
Kuraray Co. Ltd.	Chemicals	37,800	394,170
Kurita Water Industries Ltd.	Machinery	10,800	299,419
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,700	133,309
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	32,400	1,761,376
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	2,700	91,723
Kyowa Exeo Corp.	Construction & Engineering	10,800	257,774
Kyowa Kirin Co. Ltd.	Pharmaceuticals	27,000	708,004
Kyudenko Corp.	Construction & Engineering	5,400	159,170
Kyushu Electric Power Co. Inc.	Electric Utilities	51,300	430,333
Kyushu Financial Group Inc.	Banks	40,500	170,807
Kyushu Railway Co.	Road & Rail	16,200	420,298
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	8,100	762,812
Lawson Inc.	Food & Staples Retailing	5,400	270,788
[a] Line Corp.	Interactive Media & Services	5,400	271,289
LINTEC Corp.	Chemicals	5,400	128,036
Lion Corp.	Household Products	27,000	647,439
LIXIL Group Corp.	Building Products	27,000	376,901
M3 Inc.	Health Care Technology	45,900	1,950,702
Mabuchi Motor Co. Ltd.	Electrical Equipment	5,400	171,683
Maeda Corp.	Construction & Engineering	13,500	102,734
Maeda Road Construction Co. Ltd.	Construction & Engineering	2,700	50,854
Makita Corp.	Machinery	27,000	979,793
Mani Inc.	Health Care Equipment & Supplies	5,400	142,402
Marubeni Corp.	Trading Companies & Distributors	167,400	756,430
Maruha Nichiro Corp.	Food Products	2,700	55,234
Marui Group Co. Ltd.	Multiline Retail	21,600	389,615
Maruichi Steel Tube Ltd.	Metals & Mining	5,400	134,093
Matsui Securities Co. Ltd.	Capital Markets	10,800	83,088
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	8,100	293,938
Mazda Motor Corp.	Automobiles	62,100	371,846
Mebuki Financial Group Inc.	Banks	108,000	250,267
Medipal Holdings Corp.	Health Care Providers & Services	16,200	311,732
Megmilk Snow Brand Co. Ltd.	Food Products	5,400	125,634
Meiji Holdings Co. Ltd.	Food Products	14,500	1,153,172
Minebea Mitsumi Inc.	Machinery	43,200	782,033
Miraca Holdings Inc.	Health Care Providers & Services	5,400	127,185
MISUMI Group Inc.	Machinery	29,700	741,640

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Mitsubishi Chemical Holdings Corp.	Chemicals	137,700	800,788
Mitsubishi Corp.	Trading Companies & Distributors	129,600	2,726,904
Mitsubishi Electric Corp.	Electrical Equipment	213,300	2,766,959
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	124,200	1,844,839
Mitsubishi Gas Chemical Co. Inc.	Chemicals	18,900	285,554
Mitsubishi Heavy Industries Ltd.	Machinery	29,700	700,070
Mitsubishi Logistics Corp.	Transportation Infrastructure	8,100	208,647
Mitsubishi Materials Corp.	Metals & Mining	13,500	284,678
Mitsubishi Motors Corp.	Automobiles	67,500	166,427
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	2,700	68,723
Mitsubishi UFJ Financial Group Inc.	Banks	1,347,300	5,265,066
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	45,900	216,981
Mitsui & Co. Ltd.	Trading Companies & Distributors	178,200	2,633,729
Mitsui Chemicals Inc.	Chemicals	18,900	393,644
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	99,900	1,768,170
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	5,400	109,517
Mitsui O.S.K. Lines Ltd.	Marine	10,800	191,003
Miura Co. Ltd.	Machinery	10,800	448,978
Mizuho Financial Group Inc.	Banks	2,745,900	3,364,768
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	100,357
Monotaro Co. Ltd.	Trading Companies & Distributors	13,500	540,576
Morinaga & Co. Ltd.	Food Products	5,400	209,473
Morinaga Milk Industry Co. Ltd.	Food Products	5,400	239,755
MS&AD Insurance Group Holdings Inc.	Insurance	51,300	1,407,974
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	62,100	3,635,571
Nabtesco Corp.	Machinery	13,500	415,442
Nagase & Co. Ltd.	Trading Companies & Distributors	13,500	168,054
Nagoya Railroad Co. Ltd.	Road & Rail	21,600	609,649
Nankai Electric Railway Co. Ltd.	Road & Rail	10,800	246,863
NEC Corp.	IT Services	27,000	1,293,878
Net One Systems Co. Ltd.	IT Services	8,100	269,912
Nexon Co. Ltd.	Entertainment	43,200	975,839
NGK Insulators Ltd.	Machinery	29,700	409,636
NGK Spark Plug Co. Ltd.	Auto Components	21,600	309,129
NH Foods Ltd.	Food Products	10,800	432,961
NHK Spring Co. Ltd.	Auto Components	16,200	104,812
Nichirei Corp.	Food Products	10,800	313,834
Nidec Corp.	Electrical Equipment	50,000	3,335,033
Nifco Inc.	Auto Components	8,100	172,609
Nihon Kohden Corp.	Health Care Equipment & Supplies	8,100	272,165
Nihon M&A Center Inc.	Professional Services	13,500	609,399
Nihon Unisys Ltd.	IT Services	8,100	252,644
Nikon Corp.	Household Durables	35,100	293,462
Nintendo Co. Ltd.	Entertainment	11,600	5,162,126
Nippo Corp.	Construction & Engineering	5,400	136,245
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	8,100	126,510
Nippon Express Co. Ltd.	Road & Rail	8,100	418,946
Nippon Kayaku Co. Ltd.	Chemicals	16,200	168,930
Nippon Paint Holdings Co. Ltd.	Chemicals	16,200	1,177,254
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	10,800	150,961
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	5,400	438,967
Nippon Shobukai Co. Ltd.	Chemicals	2,700	141,150
Nippon Steel Corp.	Metals & Mining	86,400	811,664
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	135,000	3,147,727
Nippon Television Holdings Inc.	Media	2,700	29,181
Nippon Yusen KK	Marine	18,900	265,583
Nipro Corp.	Health Care Equipment & Supplies	10,800	119,127
Nishi-Nippon Financial Holdings Inc.	Banks	16,200	109,166
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	8,100	219,834
Nissan Chemical Corp.	Chemicals	16,200	828,883
Nissan Motor Co. Ltd.	Automobiles	207,900	769,279
Nissan Shatai Co. Ltd.	Automobiles	8,100	69,449

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	27,000	402,679
Nisshinbo Holdings Inc.	Industrial Conglomerates	13,500	97,604
Nissin Foods Holdings Co. Ltd.	Food Products	8,100	717,014
Nitori Holdings Co. Ltd.	Specialty Retail	8,100	1,586,064
Nitto Denko Corp.	Chemicals	16,200	915,975
Noevir Holdings Co. Ltd.	Personal Products	2,700	115,248
NOF Corp.	Chemicals	8,100	280,048
NOK Corp.	Auto Components	10,800	133,442
Nomura Holdings Inc.	Capital Markets	326,700	1,460,816
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	13,500	250,267
Nomura Research Institute Ltd.	IT Services	27,000	732,530
NS Solutions Corp.	IT Services	2,700	73,703
NSK Ltd.	Machinery	48,600	359,933
NTN Corp.	Machinery	45,900	91,472
NTT Data Corp.	IT Services	67,500	750,174
NTT DOCOMO Inc.	Wireless Telecommunication Services	121,500	3,245,706
Obayashi Corp.	Construction & Engineering	72,900	681,125
OBIC Business Consultants Co. Ltd.	Software	2,700	143,403
OBIC Co. Ltd.	IT Services	7,100	1,241,850
Odakyu Electric Railway Co. Ltd.	Road & Rail	32,400	796,148
Oji Holdings Corp.	Paper & Forest Products	94,500	438,842
Okuma Corp.	Machinery	2,700	115,373
Olympus Corp.	Health Care Equipment & Supplies	113,400	2,181,598
	Electronic Equipment, Instruments &
Omron Corp.	Components	20,000	1,338,462
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	45,900	1,334,646
Open House Co. Ltd.	Real Estate Management & Development	5,400	184,697
Oracle Corp. Japan	Software	3,650	430,347
Orient Corp.	Consumer Finance	59,400	64,969
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	20,020	2,642,488
ORIX Corp.	Diversified Financial Services	135,000	1,662,395
Osaka Gas Co. Ltd.	Gas Utilities	43,200	852,107
OSG Corp.	Machinery	8,100	123,882
Otsuka Corp.	IT Services	10,800	568,605
Otsuka Holdings Co. Ltd.	Pharmaceuticals	45,900	1,999,204
Paltac Corp.	Distributors	2,700	124,007
Pan Pacific International Holdings Corp.	Multiline Retail	54,000	1,185,763
Panasonic Corp.	Household Durables	229,500	1,998,778
Park24 Co. Ltd.	Commercial Services & Supplies	10,800	184,697
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	29,700	159,395
[a] PeptiDream Inc.	Biotechnology	8,100	370,895
Persol Holdings Co. Ltd.	Professional Services	16,200	222,237
Pigeon Corp.	Household Products	10,800	417,445
Pilot Corp.	Commercial Services & Supplies	2,700	81,962
Pola Orbis Holdings Inc.	Personal Products	8,100	140,850
Rakuten Inc.	Internet & Direct Marketing Retail	86,400	759,208
Recruit Holdings Co. Ltd.	Professional Services	135,000	4,607,406
Relo Group Inc.	Real Estate Management & Development	10,800	203,016
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	75,600	386,111
Rengo Co. Ltd.	Containers & Packaging	21,600	175,787
Resona Holdings Inc.	Banks	234,900	800,818
Resorttrust Inc.	Hotels, Restaurants & Leisure	5,400	69,824
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	72,900	519,628
Rinnai Corp.	Household Durables	3,900	325,346
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	8,900	589,016
Rohto Pharmaceutical Co. Ltd.	Personal Products	10,800	342,365
Ryohin Keikaku Co. Ltd.	Multiline Retail	27,000	381,656
Sankyo Co. Ltd.	Leisure Equipment & Products	5,400	130,439
Sankyu Inc.	Road & Rail	5,400	202,716
Sanrio Co. Ltd.	Specialty Retail	5,400	83,489
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	37,800	694,790

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sanwa Holdings Corp.	Building Products	21,600	192,605
Sapporo Holdings Ltd.	Beverages	8,100	151,737
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	277,295
SBI Holdings Inc.	Capital Markets	24,300	524,358
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	4,000	186,495
SCSK Corp.	IT Services	5,400	262,279
Secom Co. Ltd.	Commercial Services & Supplies	21,000	1,834,203
Sega Sammy Holdings Inc.	Leisure Equipment & Products	21,600	258,275
Seibu Holdings Inc.	Road & Rail	21,600	234,450
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	29,700	339,436
Seino Holdings Co. Ltd.	Road & Rail	16,200	211,725
Sekisui Chemical Co. Ltd.	Household Durables	37,800	540,275
Sekisui House Ltd.	Household Durables	62,100	1,181,446
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	83,700	2,730,908
Seven Bank Ltd.	Banks	70,200	191,954
SG Holdings Co. Ltd.	Air Freight & Logistics	21,600	704,750
Sharp Corp.	Household Durables	16,200	172,083
Shikoku Electric Power Co. Inc.	Electric Utilities	16,200	119,377
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	29,700	789,541
Shimamura Co. Ltd.	Specialty Retail	2,700	182,695
SHIMANO Inc.	Leisure Equipment & Products	8,100	1,557,909
Shimizu Corp.	Construction & Engineering	59,400	487,269
Shin-Etsu Chemical Co. Ltd.	Chemicals	43,200	5,043,370
[a] Shinsei Bank Ltd.	Banks	21,600	259,877
Shionogi & Co. Ltd.	Pharmaceuticals	29,700	1,858,229
Ship Healthcare Holdings Inc.	Health Care Providers & Services	5,400	224,489
Shiseido Co. Ltd.	Personal Products	41,700	2,641,883
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	5,400	239,005
Shochiku Co. Ltd.	Entertainment	950	130,764
Shoei Co. Ltd.	Real Estate Management & Development	40,500	379,905
Showa Denko K.K.	Chemicals	16,200	362,786
Sky Perfect JSAT Holdings Inc.	Media	13,500	50,053
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	21,600	342,565
SMC Corp.	Machinery	6,190	3,166,003
SMS Co. Ltd.	Professional Services	5,400	120,979
Softbank Corp.	Wireless Telecommunication Services	197,100	2,512,050
SoftBank Group Corp.	Wireless Telecommunication Services	175,500	8,865,690
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	8,100	376,901
Sojitz Corp.	Trading Companies & Distributors	132,300	288,182
Sompo Holdings Inc.	Insurance	37,800	1,298,833
Sony Corp.	Household Durables	132,300	9,055,042
Sony Financial Holdings Inc.	Insurance	16,200	389,665
Sotetsu Holdings Inc.	Road & Rail	8,100	216,080
Square Enix Holdings Co. Ltd.	Entertainment	8,100	408,435
Stanley Electric Co. Ltd.	Auto Components	16,200	389,665
Subaru Corp.	Automobiles	64,800	1,346,334
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	2,700	182,695
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	24,300	371,421
Sumitomo Bakelite Co. Ltd.	Chemicals	2,700	75,455
Sumitomo Chemical Co. Ltd.	Chemicals	162,000	483,515
Sumitomo Corp.	Trading Companies & Distributors	121,500	1,390,293
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	16,200	223,738
Sumitomo Electric Industries Ltd.	Auto Components	81,000	930,616
Sumitomo Forestry Co. Ltd.	Household Durables	16,200	203,166
Sumitomo Heavy Industries Ltd.	Machinery	13,500	293,437
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	24,300	677,747
Sumitomo Mitsui Financial Group Inc.	Banks	140,400	3,945,802
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	2,700	94,726
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	43,200	1,186,463
Sumitomo Rubber Industries Ltd.	Auto Components	18,900	186,048

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sundrug Co. Ltd.	Food & Staples Retailing	8,100	268,035
Suntory Beverage & Food Ltd.	Beverages	13,500	526,185
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	10,800	237,553
Suzuken Co. Ltd.	Health Care Providers & Services	8,100	301,821
Suzuki Motor Corp.	Automobiles	48,600	1,647,404
Sysmex Corp.	Health Care Equipment & Supplies	20,500	1,563,841
T&D Holdings Inc.	Insurance	59,400	507,090
Tadano Ltd.	Machinery	13,500	112,495
Taiheiyo Cement Corp.	Construction Materials	13,500	311,832
Taisei Corp.	Construction & Engineering	21,600	784,836
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,400	330,352
Taiyo Nippon Sanso Corp.	Chemicals	16,200	270,438
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	13,500	418,571
Takara Bio Inc.	Biotechnology	5,400	152,913
Takara Holdings Inc.	Beverages	18,900	168,880
Takashimaya Co. Ltd.	Multiline Retail	13,500	112,620
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	164,700	5,874,455
	Electronic Equipment, Instruments &
TDK Corp.	Components	13,500	1,336,423
TechnoPro Holdings Inc.	Professional Services	2,700	153,914
Teijin Ltd.	Chemicals	18,900	300,270
Terumo Corp.	Health Care Equipment & Supplies	70,200	2,655,478
The 77 Bank Ltd.	Banks	8,100	120,353
The Bank of Kyoto Ltd.	Banks	8,100	286,805
The Chiba Bank Ltd.	Banks	64,800	305,125
The Chugoku Bank Ltd.	Banks	18,900	174,836
The Chugoku Electric Power Co. Inc.	Electric Utilities	32,400	432,761
The Dai-ichi Life Holdings Inc.	Insurance	116,100	1,380,695
The Hiroshima Bank Ltd.	Banks	32,400	152,562
The Iyo Bank Ltd.	Banks	29,700	181,143
The Japan Steel Works Ltd.	Machinery	8,100	114,947
The Shiga Bank Ltd.	Banks	5,400	119,627
The Shizuoka Bank Ltd.	Banks	54,000	346,869
THK Co. Ltd.	Machinery	13,500	333,355
TIS Inc.	IT Services	24,300	512,195
Tobu Railway Co. Ltd.	Road & Rail	21,600	713,760
Toda Corp.	Construction & Engineering	24,300	156,542
Toho Co. Ltd.	Entertainment	10,800	389,915
Toho Gas Co. Ltd.	Gas Utilities	10,800	540,576
Tohoku Electric Power Co. Inc.	Electric Utilities	51,300	487,870
Tokai Carbon Co. Ltd.	Chemicals	21,600	202,416
Tokai Rika Co. Ltd.	Auto Components	5,400	78,033
Tokio Marine Holdings Inc.	Insurance	70,200	3,056,955
Tokuyama Corp.	Chemicals	8,100	190,102
Tokyo Broadcasting System Holdings Inc.	Media	2,700	43,071
Tokyo Century Corp.	Diversified Financial Services	5,400	275,794
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	167,400	513,597
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	16,200	3,970,228
Tokyo Gas Co. Ltd.	Gas Utilities	45,900	1,097,669
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	21,600	247,464
TOKYU Corp.	Road & Rail	54,000	759,309
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	64,800	302,722
	Electronic Equipment, Instruments &
Topcon Corp.	Components	10,800	86,692
Toppan Printing Co. Ltd.	Commercial Services & Supplies	29,700	494,702
Toray Industries Inc.	Chemicals	162,000	762,061
Toshiba Corp.	Industrial Conglomerates	48,600	1,547,398
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	2,700	103,110
Tosoh Corp.	Chemicals	32,400	441,470
TOTO Ltd.	Building Products	16,200	617,908
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	16,200	182,594

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Toyo Suisan Kaisha Ltd.	Food Products	10,800	603,643
Toyo Tire Corp.	Auto Components	10,800	144,254
Toyobo Co. Ltd.	Chemicals	10,800	150,160
Toyoda Gosei Co. Ltd.	Auto Components	8,100	168,329
Toyota Boshoku Corp.	Auto Components	5,400	72,427
Toyota Industries Corp.	Auto Components	16,200	857,413
Toyota Motor Corp.	Automobiles	264,600	16,584,559
Toyota Tsusho Corp.	Trading Companies & Distributors	24,300	614,680
Trend Micro Inc.	Software	13,500	753,302
TS TECH Co. Ltd.	Auto Components	5,400	148,008
Tsumura & Co.	Pharmaceuticals	8,100	211,725
Tsuruha Holdings Inc.	Food & Staples Retailing	3,800	523,057
TV Asahi Holdings Corp.	Media	2,700	39,317
Ube Industries Ltd.	Chemicals	10,800	185,397
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	5,400	155,666
Unicharm Corp.	Household Products	43,200	1,769,885
Ushio Inc.	Electrical Equipment	13,500	179,566
USS Co. Ltd.	Specialty Retail	21,600	344,967
Wacoal Corp.	Textiles, Apparel & Luxury Goods	5,400	99,756
Welcia Holdings Co. Ltd.	Food & Staples Retailing	5,400	434,963
West Japan Railway Co.	Road & Rail	18,900	1,059,178
Yakult Honsha Co. Ltd.	Food Products	13,500	794,596
Yamada Denki Co. Ltd.	Specialty Retail	83,700	415,067
Yamaguchi Financial Group Inc.	Banks	24,300	149,109
Yamaha Corp.	Leisure Equipment & Products	16,200	761,311
Yamaha Motor Co. Ltd.	Automobiles	29,700	464,695
Yamato Holdings Co. Ltd.	Air Freight & Logistics	37,800	816,369
Yamato Kogyo Co. Ltd.	Metals & Mining	2,700	54,934
Yamazaki Baking Co. Ltd.	Food Products	13,500	232,247
Yaoko Co. Ltd.	Food & Staples Retailing	2,700	192,705
YASKAWA Electric Corp.	Machinery	27,000	932,243
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	27,000	420,448
Yokohama Rubber Co. Ltd.	Auto Components	10,800	151,561
Z Holdings Corp.	Interactive Media & Services	280,800	1,369,058
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	5,400	202,716
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	10,800	217,832
Zeon Corp.	Chemicals	16,200	148,808
Zozo Inc.	Internet & Direct Marketing Retail	10,800	239,855
Total Investments before Short Term Investments (Cost $428,982,397)			390,785,032
Short Term Investment (Cost $713) 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 0.00%		713	713

Total Investments (Cost $428,983,110) 99.2%			390,785,745

Other Assets, less Liabilities 0.8%			3,320,333
Net Assets 100.0%			$394,106,078

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	141	$2,910,571	9/10/20	$(115,771)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 97.9%
Japan 97.9%
ABC-Mart Inc.	Specialty Retail	34		$1,989
Acom Co. Ltd.	Consumer Finance	568		2,164
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	250		14,182
AEON Co. Ltd.	Food & Staples Retailing	968		22,476
AEON Financial Service Co. Ltd.	Consumer Finance	134		1,459
AEON Mall Co. Ltd.	Real Estate Management & Development	168		2,227
AGC Inc.	Building Products	234		6,648
Aica Kogyo Co. Ltd.	Building Products	68		2,228
AIN Holdings Inc.	Food & Staples Retailing	34		2,225
Air Water Inc.	Chemicals	200		2,820
Aisin Seiki Co. Ltd.	Auto Components	214		6,228
Ajinomoto Co. Inc.	Food Products	614		10,199
Alfresa Holdings Corp.	Health Care Providers & Services	200		4,173
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	268		3,428
Amada Co. Ltd.	Machinery	434		3,544
	Electronic Equipment, Instruments &
Amano Corp.	Components	100		2,074
[a] ANA Holdings Inc.	Airlines	142		3,226
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	150		3,554
Aozora Bank Ltd.	Banks	168		2,921
Ariake Japan Co. Ltd.	Food Products	24		1,522
Asahi Group Holdings Ltd.	Beverages	481		16,835
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	240		6,818
Asahi Kasei Corp.	Chemicals	1,561		12,669
Asics Corp.	Textiles, Apparel & Luxury Goods	200		2,273
ASKUL Corp.	Internet & Direct Marketing Retail	34		1,087
Astellas Pharma Inc.	Pharmaceuticals	2,400		40,032
Autobacs Seven Co. Ltd.	Specialty Retail	68		856
	Electronic Equipment, Instruments &
Azbil Corp.	Components	168		5,115
Bandai Namco Holdings Inc.	Leisure Equipment & Products	245		12,869
Benefit One Inc.	Professional Services	68		1,365
Benesse Holdings Inc.	Diversified Consumer Services	100		2,679
BIC CAMERA Inc.	Specialty Retail	168		1,778
Bridgestone Corp.	Auto Components	746		23,987
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	300		5,400
Calbee Inc.	Food Products	100		2,765
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,300		25,720
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	68		1,384
Capcom Co. Ltd.	Entertainment	113		4,106
Casio Computer Co. Ltd.	Household Durables	268		4,645
Central Japan Railway Co.	Road & Rail	243		37,593
Chubu Electric Power Co. Inc.	Electric Utilities	985		12,344
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	849		45,368
Chuo Mitsui Trust Holdings Inc.	Banks	468		13,122
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	334		1,084
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168		3,043
COMSYS Holdings Corp.	Construction & Engineering	134		3,956
Concordia Financial Group Ltd.	Banks	1,468		4,694
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	80		1,164
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	22		3,373
Credit Saison Co. Ltd.	Consumer Finance	200		2,284

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

CyberAgent Inc.	Media	124	6,080
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	8,422
Daicel Corp.	Chemicals	368	2,841
Daido Steel Co. Ltd.	Metals & Mining	42	1,287
Daifuku Co. Ltd.	Machinery	120	10,478
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	828	67,585
Daiichikosho Co. Ltd.	Entertainment	34	1,016
Daikin Industries Ltd.	Building Products	341	54,792
Daishi Hokuetsu Financial Group Inc.	Banks	34	687
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	86	7,899
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	818	19,274
Daiwa Securities Group Inc.	Capital Markets	2,034	8,478
DeNA Co. Ltd.	Entertainment	134	1,669
Denka Co. Ltd.	Chemicals	100	2,444
Denso Corp.	Auto Components	624	24,321
Dentsu Group Inc.	Media	275	6,513
DIC Corp.	Chemicals	100	2,504
	Semiconductors & Semiconductor
Disco Corp.	Equipment	34	8,222
DMG Mori Co. Ltd.	Machinery	134	1,623
Dowa Holdings Co. Ltd.	Metals & Mining	68	2,061
East Japan Railway Co.	Road & Rail	472	32,699
EBARA Corp.	Machinery	134	3,136
Eisai Co. Ltd.	Pharmaceuticals	332	26,299
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	200	3,791
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	4,016	14,220
Ezaki Glico Co. Ltd.	Food Products	68	3,240
FamilyMart Co. Ltd.	Food & Staples Retailing	286	4,902
Fancl Corp.	Personal Products	83	2,458
FANUC Corp.	Machinery	253	45,166
Fast Retailing Co. Ltd.	Specialty Retail	65	37,174
FP Corp.	Containers & Packaging	34	2,713
Fuji Electric Co. Ltd.	Electrical Equipment	168	4,584
Fuji Media Holdings Inc.	Media	68	654
Fuji Oil Holdings Inc.	Food Products	68	1,747
Fuji Seal International Inc.	Containers & Packaging	68	1,322
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	456	19,485
Fujikura Ltd.	Electrical Equipment	334	960
Fujitsu General Ltd.	Household Durables	68	1,391
Fujitsu Ltd.	IT Services	240	28,074
Fukuoka Financial Group Inc.	Banks	200	3,153
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,190
Furukawa Electric Co. Ltd.	Electrical Equipment	78	1,886
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,388
Glory Ltd.	Machinery	68	1,544
GMO Internet Inc.	IT Services	100	2,759
GMO Payment Gateway Inc.	IT Services	52	5,418
Goldwin Inc.	Textiles, Apparel & Luxury Goods	44	2,871
GS Yuasa Corp.	Electrical Equipment	100	1,767
GungHo Online Entertainment Inc.	Entertainment	50	891
Gunma Bank Ltd.	Banks	534	1,693
H2O Retailing Corp.	Multiline Retail	100	667
Hachijuni Bank Ltd.	Banks	568	2,153
Hakuhodo DY Holdings Inc.	Media	300	3,562
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	168	7,272
Hankyu Hanshin Holdings Inc.	Road & Rail	275	9,291
Haseko Corp.	Household Durables	368	4,632
Heiwa Corp.	Leisure Equipment & Products	68	1,136
Hikari Tsushin Inc.	Specialty Retail	29	6,599
Hino Motors Ltd.	Machinery	368	2,483

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	42	4,602
HIS Co. Ltd.	Hotels, Restaurants & Leisure	34	503
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	5,385
Hitachi Capital Corp.	Consumer Finance	68	1,496
Hitachi Construction Machinery Co. Ltd.	Machinery	134	3,701
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,200	37,851
Hitachi Metals Ltd.	Metals & Mining	268	3,187
Hitachi Transport System Ltd.	Road & Rail	52	1,388
Hokugin Financial Group Inc.	Banks	134	1,107
Hokuriku Electric Power Co.	Electric Utilities	200	1,275
Honda Motor Co. Ltd.	Automobiles	2,256	57,621
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	46	2,422
Hoshizaki Corp.	Machinery	68	5,824
House Foods Group Inc.	Food Products	100	3,226
Hoya Corp.	Health Care Equipment & Supplies	471	44,793
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	134	3,906
Ichigo Inc.	Real Estate Management & Development	300	751
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	297	6,296
IHI Corp.	Machinery	168	2,426
Iida Group Holdings Co. Ltd.	Household Durables	168	2,571
INPEX Corp.	Oil, Gas & Consumable Fuels	1,260	7,789
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	434	2,486
Isuzu Motors Ltd.	Automobiles	634	5,720
Ito En Ltd.	Beverages	68	3,832
ITOCHU Corp.	Trading Companies & Distributors	1,738	37,399
ITOCHU Techno-Solutions Corp.	IT Services	150	5,617
Itoham Yonekyu Holdings Inc.	Food Products	168	1,011
Izumi Co. Ltd.	Multiline Retail	52	1,644
J Front Retailing Co. Ltd.	Multiline Retail	300	1,997
Japan Airlines Co. Ltd.	Airlines	146	2,628
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	68	2,893
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	68	912
Japan Exchange Group Inc.	Capital Markets	668	15,430
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	34	570
Japan Post Bank Co. Ltd.	Banks	625	4,646
Japan Post Holdings Co. Ltd.	Insurance	1,734	12,323
Japan Post Insurance Co. Ltd.	Insurance	249	3,261
Japan Tobacco Inc.	Tobacco	1,600	29,683
JCR Pharmaceuticals Co., Ltd.	Pharmaceuticals	25	2,616
JFE Holdings Inc.	Metals & Mining	753	5,388
JGC Holdings Corp.	Construction & Engineering	268	2,817
JSR Corp.	Chemicals	234	4,511
JTEKT Corp.	Auto Components	300	2,327
Justsystems Corp.	Software	50	3,532
K's Holdings Corp.	Specialty Retail	234	3,184
Kagome Co. Ltd.	Food Products	100	2,989
Kajima Corp.	Construction & Engineering	568	6,760
Kakaku.com Inc.	Interactive Media & Services	168	4,250
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	40	2,043
Kamigumi Co. Ltd.	Transportation Infrastructure	134	2,626
Kandenko Co. Ltd.	Construction & Engineering	134	1,139
Kaneka Corp.	Chemicals	68	1,765
Kansai Electric Power Co. Inc.	Electric Utilities	920	8,911
Kansai Mirai Financial Group Inc	Banks	200	749
Kansai Paint Co. Ltd.	Chemicals	247	5,204
KAO Corp.	Personal Products	606	47,970
Kawasaki Heavy Industries Ltd.	Machinery	178	2,557
[a] Kawasaki Kisen Kaisha Ltd.	Marine	100	940
KDDI Corp.	Wireless Telecommunication Services	2,199	65,918

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,478
Keikyu Corp.	Road & Rail	300	4,591
Keio Corp.	Road & Rail	145	8,279
Keisei Electric Railway Co. Ltd.	Road & Rail	176	5,506
Kewpie Corp.	Food Products	134	2,528
	Electronic Equipment, Instruments &
Keyence Corp.	Components	234	97,669
Kikkoman Corp.	Food Products	234	11,257
Kinden Corp.	Construction & Engineering	168	2,770
Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	10,060
Kirin Holdings Co. Ltd.	Beverages	1,016	21,420
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	855
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	76	6,678
Kobe Bussan Co Ltd	Food & Staples Retailing	25	1,409
[a] Kobe Steel Ltd.	Metals & Mining	500	1,715
Koei Tecmo Holdings Co. Ltd.	Entertainment	84	2,721
Koito Manufacturing Co. Ltd.	Auto Components	142	5,712
Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,207
Komatsu Ltd.	Machinery	1,149	23,468
Konami Holdings Corp.	Entertainment	119	3,960
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	568	1,959
KOSE Corp.	Personal Products	36	4,325
Kotobuki Spirits Co. Ltd.	Food Products	25	1,023
Kubota Corp.	Machinery	1,396	20,807
Kuraray Co. Ltd.	Chemicals	434	4,526
Kurita Water Industries Ltd.	Machinery	134	3,715
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	20	1,568
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	386	20,984
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	1,155
Kyowa Exeo Corp.	Construction & Engineering	134	3,198
Kyowa Kirin Co. Ltd.	Pharmaceuticals	384	10,069
Kyudenko Corp.	Construction & Engineering	45	1,326
Kyushu Electric Power Co. Inc.	Electric Utilities	568	4,765
Kyushu Financial Group Inc.	Banks	468	1,974
Kyushu Railway Co.	Road & Rail	200	5,189
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	100	9,417
Lawson Inc.	Food & Staples Retailing	68	3,410
[a] Line Corp.	Interactive Media & Services	68	3,416
LINTEC Corp.	Chemicals	68	1,612
Lion Corp.	Household Products	314	7,529
LIXIL Group Corp.	Building Products	334	4,662
M3 Inc.	Health Care Technology	527	22,397
Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,162
Maeda Corp.	Construction & Engineering	168	1,278
Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,281
Makita Corp.	Machinery	307	11,141
Mani Inc.	Health Care Equipment & Supplies	100	2,637
Marubeni Corp.	Trading Companies & Distributors	2,068	9,345
Maruha Nichiro Corp.	Food Products	43	880
Marui Group Co. Ltd.	Multiline Retail	268	4,834
Maruichi Steel Tube Ltd.	Metals & Mining	78	1,937
Matsui Securities Co. Ltd.	Capital Markets	134	1,031
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	3,629
Mazda Motor Corp.	Automobiles	724	4,335
Mebuki Financial Group Inc.	Banks	1,268	2,938
Medipal Holdings Corp.	Health Care Providers & Services	200	3,849
Megmilk Snow Brand Co. Ltd.	Food Products	46	1,070
Meiji Holdings Co. Ltd.	Food Products	168	13,361
Minebea Mitsumi Inc.	Machinery	534	9,667
Miraca Holdings Inc.	Health Care Providers & Services	68	1,602
MISUMI Group Inc.	Machinery	395	9,864

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Mitsubishi Chemical Holdings Corp.	Chemicals	1,700	9,886
Mitsubishi Corp.	Trading Companies & Distributors	1,526	32,108
Mitsubishi Electric Corp.	Electrical Equipment	2,587	33,559
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,488	22,102
Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	3,535
Mitsubishi Heavy Industries Ltd.	Machinery	360	8,486
Mitsubishi Logistics Corp.	Transportation Infrastructure	81	2,086
Mitsubishi Materials Corp.	Metals & Mining	168	3,543
Mitsubishi Motors Corp.	Automobiles	800	1,972
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	865
Mitsubishi UFJ Financial Group Inc.	Banks	16,100	62,917
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	2,524
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,137	31,584
Mitsui Chemicals Inc.	Chemicals	234	4,874
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,181	20,903
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	1,379
Mitsui O.S.K. Lines Ltd.	Marine	134	2,370
Miura Co. Ltd.	Machinery	134	5,571
Mizuho Financial Group Inc.	Banks	32,800	40,192
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,264
Monotaro Co. Ltd.	Trading Companies & Distributors	145	5,806
Morinaga & Co. Ltd.	Food Products	51	1,978
Morinaga Milk Industry Co. Ltd.	Food Products	52	2,309
MS&AD Insurance Group Holdings Inc.	Insurance	618	16,962
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	738	43,205
Nabtesco Corp.	Machinery	144	4,431
Nagase & Co. Ltd.	Trading Companies & Distributors	134	1,668
Nagoya Railroad Co. Ltd.	Road & Rail	244	6,887
Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,063
NEC Corp.	IT Services	315	15,095
Net One Systems Co. Ltd.	IT Services	100	3,332
Nexon Co. Ltd.	Entertainment	518	11,701
NGK Insulators Ltd.	Machinery	368	5,076
NGK Spark Plug Co. Ltd.	Auto Components	247	3,535
NH Foods Ltd.	Food Products	134	5,372
NHK Spring Co. Ltd.	Auto Components	200	1,294
Nichirei Corp.	Food Products	134	3,894
Nidec Corp.	Electrical Equipment	600	40,020
Nifco Inc.	Auto Components	100	2,131
Nihon Kohden Corp.	Health Care Equipment & Supplies	100	3,360
Nihon M&A Center Inc.	Professional Services	168	7,584
Nihon Unisys Ltd.	IT Services	78	2,433
Nikon Corp.	Household Durables	434	3,629
Nintendo Co. Ltd.	Entertainment	139	61,857
Nippo Corp.	Construction & Engineering	68	1,716
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	100	1,562
Nippon Express Co. Ltd.	Road & Rail	100	5,172
Nippon Kayaku Co. Ltd.	Chemicals	200	2,086
Nippon Paint Holdings Co. Ltd.	Chemicals	200	14,534
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	114	1,593
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	64	5,203
Nippon Shobukai Co. Ltd.	Chemicals	39	2,039
Nippon Steel Corp.	Metals & Mining	1,025	9,629
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,662	38,752
Nippon Television Holdings Inc.	Media	68	735
Nippon Yusen KK	Marine	200	2,810
Nipro Corp.	Health Care Equipment & Supplies	134	1,478
Nishi-Nippon Financial Holdings Inc.	Banks	200	1,348
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	2,714
Nissan Chemical Corp.	Chemicals	168	8,596
Nissan Motor Co. Ltd.	Automobiles	2,546	9,421
Nissan Shatai Co. Ltd.	Automobiles	68	583

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	316	4,713
Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,215
Nissin Foods Holdings Co. Ltd.	Food Products	88	7,790
Nitori Holdings Co. Ltd.	Specialty Retail	93	18,210
Nitto Denko Corp.	Chemicals	195	11,026
Noevir Holdings Co. Ltd.	Personal Products	23	982
NOF Corp.	Chemicals	100	3,457
NOK Corp.	Auto Components	168	2,076
Nomura Holdings Inc.	Capital Markets	3,900	17,439
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	2,484
Nomura Research Institute Ltd.	IT Services	402	10,907
NS Solutions Corp.	IT Services	34	928
NSK Ltd.	Machinery	568	4,207
NTN Corp.	Machinery	534	1,064
NTT Data Corp.	IT Services	800	8,891
NTT DOCOMO Inc.	Wireless Telecommunication Services	1,467	39,189
Obayashi Corp.	Construction & Engineering	868	8,110
OBIC Business Consultants Co. Ltd.	Software	21	1,115
OBIC Co. Ltd.	IT Services	83	14,517
Odakyu Electric Railway Co. Ltd.	Road & Rail	380	9,338
Oji Holdings Corp.	Paper & Forest Products	1,100	5,108
Okuma Corp.	Machinery	34	1,453
Olympus Corp.	Health Care Equipment & Supplies	1,412	27,164
	Electronic Equipment, Instruments &
Omron Corp.	Components	234	15,660
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	551	16,022
Open House Co. Ltd.	Real Estate Management & Development	68	2,326
Oracle Corp. Japan	Software	40	4,716
Orient Corp.	Consumer Finance	700	766
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	245	32,338
ORIX Corp.	Diversified Financial Services	1,617	19,912
Osaka Gas Co. Ltd.	Gas Utilities	500	9,862
OSG Corp.	Machinery	100	1,529
Otsuka Corp.	IT Services	134	7,055
Otsuka Holdings Co. Ltd.	Pharmaceuticals	526	22,910
Paltac Corp.	Distributors	40	1,837
Pan Pacific International Holdings Corp.	Multiline Retail	632	13,878
Panasonic Corp.	Household Durables	2,800	24,386
Park24 Co. Ltd.	Commercial Services & Supplies	143	2,446
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	334	1,793
[a] PeptiDream Inc.	Biotechnology	105	4,808
Persol Holdings Co. Ltd.	Professional Services	210	2,881
Pigeon Corp.	Household Products	134	5,179
Pilot Corp.	Commercial Services & Supplies	41	1,245
Pola Orbis Holdings Inc.	Personal Products	70	1,217
Rakuten Inc.	Internet & Direct Marketing Retail	1,093	9,604
Recruit Holdings Co. Ltd.	Professional Services	1,621	55,323
Relo Group Inc.	Real Estate Management & Development	134	2,519
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	1,000	5,107
Rengo Co. Ltd.	Containers & Packaging	268	2,181
Resona Holdings Inc.	Banks	2,834	9,662
Resorttrust Inc.	Hotels, Restaurants & Leisure	68	879
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	859	6,123
Rinnai Corp.	Household Durables	44	3,671
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	109	7,214
Rohto Pharmaceutical Co. Ltd.	Personal Products	134	4,248
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	4,241
Sankyo Co. Ltd.	Leisure Equipment & Products	68	1,643
Sankyu Inc.	Road & Rail	68	2,553
Sanrio Co. Ltd.	Specialty Retail	68	1,051
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	448	8,235

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sanwa Holdings Corp.	Building Products	234	2,087
Sapporo Holdings Ltd.	Beverages	68	1,274
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	47	2,414
SBI Holdings Inc.	Capital Markets	278	5,999
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	48	2,238
SCSK Corp.	IT Services	56	2,720
Secom Co. Ltd.	Commercial Services & Supplies	244	21,312
Sega Sammy Holdings Inc.	Leisure Equipment & Products	234	2,798
Seibu Holdings Inc.	Road & Rail	268	2,909
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	334	3,817
Seino Holdings Co. Ltd.	Road & Rail	200	2,614
Sekisui Chemical Co. Ltd.	Household Durables	468	6,689
Sekisui House Ltd.	Household Durables	784	14,916
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,008	32,888
Seven Bank Ltd.	Banks	868	2,373
SG Holdings Co. Ltd.	Air Freight & Logistics	268	8,744
Sharp Corp.	Household Durables	200	2,124
Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,474
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	334	8,879
Shimamura Co. Ltd.	Specialty Retail	34	2,301
SHIMANO Inc.	Leisure Equipment & Products	100	19,233
Shimizu Corp.	Construction & Engineering	734	6,021
Shin-Etsu Chemical Co. Ltd.	Chemicals	520	60,707
[a] Shinsei Bank Ltd.	Banks	300	3,609
Shionogi & Co. Ltd.	Pharmaceuticals	353	22,086
Ship Healthcare Holdings Inc.	Health Care Providers & Services	50	2,079
Shiseido Co. Ltd.	Personal Products	502	31,804
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	68	3,010
Shochiku Co. Ltd.	Entertainment	14	1,927
Shoei Co. Ltd.	Real Estate Management & Development	534	5,009
Showa Denko K.K.	Chemicals	178	3,986
Sky Perfect JSAT Holdings Inc.	Media	168	623
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	3,711
SMC Corp.	Machinery	73	37,337
SMS Co. Ltd.	Professional Services	100	2,240
Softbank Corp.	Wireless Telecommunication Services	2,431	30,983
SoftBank Group Corp.	Wireless Telecommunication Services	2,088	105,479
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	82	3,816
Sojitz Corp.	Trading Companies & Distributors	1,568	3,415
Sompo Holdings Inc.	Insurance	434	14,913
Sony Corp.	Household Durables	1,568	107,319
Sony Financial Holdings Inc.	Insurance	230	5,532
Sotetsu Holdings Inc.	Road & Rail	100	2,668
Square Enix Holdings Co. Ltd.	Entertainment	100	5,042
Stanley Electric Co. Ltd.	Auto Components	179	4,306
Subaru Corp.	Automobiles	803	16,684
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	41	2,774
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	350	5,350
Sumitomo Bakelite Co. Ltd.	Chemicals	34	950
Sumitomo Chemical Co. Ltd.	Chemicals	2,100	6,268
Sumitomo Corp.	Trading Companies & Distributors	1,500	17,164
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	2,762
Sumitomo Electric Industries Ltd.	Auto Components	934	10,731
Sumitomo Forestry Co. Ltd.	Household Durables	168	2,107
Sumitomo Heavy Industries Ltd.	Machinery	134	2,913
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	8,367
Sumitomo Mitsui Financial Group Inc.	Banks	1,672	46,990
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,438
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	495	13,595
Sumitomo Rubber Industries Ltd.	Auto Components	234	2,303

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sundrug Co. Ltd.	Food & Staples Retailing	77	2,548
Suntory Beverage & Food Ltd.	Beverages	183	7,133
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	140	3,079
Suzuken Co. Ltd.	Health Care Providers & Services	100	3,726
Suzuki Motor Corp.	Automobiles	583	19,762
Sysmex Corp.	Health Care Equipment & Supplies	238	18,156
T&D Holdings Inc.	Insurance	700	5,976
Tadano Ltd.	Machinery	134	1,117
Taiheiyo Cement Corp.	Construction Materials	145	3,349
Taisei Corp.	Construction & Engineering	268	9,738
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	3,304
Taiyo Nippon Sanso Corp.	Chemicals	181	3,022
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	168	5,209
Takara Bio Inc.	Biotechnology	68	1,926
Takara Holdings Inc.	Beverages	200	1,787
Takashimaya Co. Ltd.	Multiline Retail	168	1,401
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,974	70,408
	Electronic Equipment, Instruments &
TDK Corp.	Components	155	15,344
TechnoPro Holdings Inc.	Professional Services	44	2,508
Teijin Ltd.	Chemicals	234	3,718
Terumo Corp.	Health Care Equipment & Supplies	864	32,683
The 77 Bank Ltd.	Banks	84	1,248
The Bank of Kyoto Ltd.	Banks	100	3,541
The Chiba Bank Ltd.	Banks	800	3,767
The Chugoku Bank Ltd.	Banks	200	1,850
The Chugoku Electric Power Co. Inc.	Electric Utilities	368	4,915
The Dai-ichi Life Holdings Inc.	Insurance	1,368	16,269
The Hiroshima Bank Ltd.	Banks	368	1,733
The Iyo Bank Ltd.	Banks	334	2,037
The Japan Steel Works Ltd.	Machinery	100	1,419
The Shiga Bank Ltd.	Banks	68	1,506
The Shizuoka Bank Ltd.	Banks	634	4,073
THK Co. Ltd.	Machinery	145	3,580
TIS Inc.	IT Services	300	6,323
Tobu Railway Co. Ltd.	Road & Rail	268	8,856
Toda Corp.	Construction & Engineering	300	1,933
Toho Co. Ltd.	Entertainment	140	5,054
Toho Gas Co. Ltd.	Gas Utilities	109	5,456
Tohoku Electric Power Co. Inc.	Electric Utilities	568	5,402
Tokai Carbon Co. Ltd.	Chemicals	234	2,193
Tokai Rika Co. Ltd.	Auto Components	68	983
Tokio Marine Holdings Inc.	Insurance	832	36,231
Tokuyama Corp.	Chemicals	100	2,347
Tokyo Broadcasting System Holdings Inc.	Media	68	1,085
Tokyo Century Corp.	Diversified Financial Services	68	3,473
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	2,200	6,750
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	191	46,809
Tokyo Gas Co. Ltd.	Gas Utilities	544	13,009
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	3,070
TOKYU Corp.	Road & Rail	616	8,662
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	868	4,055
	Electronic Equipment, Instruments &
Topcon Corp.	Components	134	1,076
Toppan Printing Co. Ltd.	Commercial Services & Supplies	384	6,396
Toray Industries Inc.	Chemicals	2,000	9,408
Toshiba Corp.	Industrial Conglomerates	591	18,817
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	50	1,909
Tosoh Corp.	Chemicals	368	5,014
TOTO Ltd.	Building Products	179	6,828
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	2,254

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Toyo Suisan Kaisha Ltd.	Food Products	111	6,204
Toyo Tire Corp.	Auto Components	134	1,790
Toyobo Co. Ltd.	Chemicals	100	1,390
Toyoda Gosei Co. Ltd.	Auto Components	100	2,078
Toyota Boshoku Corp.	Auto Components	68	912
Toyota Industries Corp.	Auto Components	200	10,585
Toyota Motor Corp.	Automobiles	3,180	199,316
Toyota Tsusho Corp.	Trading Companies & Distributors	300	7,589
Trend Micro Inc.	Software	142	7,924
TS TECH Co. Ltd.	Auto Components	100	2,741
Tsumura & Co.	Pharmaceuticals	100	2,614
Tsuruha Holdings Inc.	Food & Staples Retailing	46	6,332
TV Asahi Holdings Corp.	Media	34	495
Ube Industries Ltd.	Chemicals	134	2,300
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	68	1,960
Unicharm Corp.	Household Products	487	19,952
Ushio Inc.	Electrical Equipment	134	1,782
USS Co. Ltd.	Specialty Retail	268	4,280
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,256
Welcia Holdings Co. Ltd.	Food & Staples Retailing	68	5,477
West Japan Railway Co.	Road & Rail	230	12,889
Yakult Honsha Co. Ltd.	Food Products	153	9,005
Yamada Denki Co. Ltd.	Specialty Retail	1,000	4,959
Yamaguchi Financial Group Inc.	Banks	268	1,644
Yamaha Corp.	Leisure Equipment & Products	200	9,399
Yamaha Motor Co. Ltd.	Automobiles	349	5,461
Yamato Holdings Co. Ltd.	Air Freight & Logistics	446	9,632
Yamato Kogyo Co. Ltd.	Metals & Mining	34	692
Yamazaki Baking Co. Ltd.	Food Products	168	2,890
Yaoko Co. Ltd.	Food & Staples Retailing	34	2,427
YASKAWA Electric Corp.	Machinery	300	10,358
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	300	4,672
Yokohama Rubber Co. Ltd.	Auto Components	134	1,880
Z Holdings Corp.	Interactive Media & Services	3,434	16,743
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	2,553
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	113	2,279
Zeon Corp.	Chemicals	168	1,543
Zozo Inc.	Internet & Direct Marketing Retail	134	2,976
Total Common Stocks (Cost $5,350,181) 97.9%			4,684,520
Short-Term Investments (Cost 38,065) 0.8%
United States 0.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio 0.00%	Money Market Funds	38,065	38,065

Total Investments (Cost $5,388,246) 98.7%			4,722,585

Other Assets, less Liabilities 1.3%			61,818
Net Assets 100.0%			$4,784,403

[a]Non-income producing.
[b]See Note 5 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	150,667,000	$1,396,552	7/02/20	$—	$—
Japanese Yen	HSBK	Buy	150,667,000	1,396,531	7/02/20	21	—
Japanese Yen	MSCO	Buy	61,637,000	571,307	7/02/20	14	—
Japanese Yen	UBSW	Buy	150,667,000	1,396,523	7/02/20	28	—
Japanese Yen	DBAB	Sell	150,667,000	1,399,100	7/02/20	2,548	—
Japanese Yen	HSBK	Sell	150,667,000	1,399,075	7/02/20	2,524	—
Japanese Yen	MSCO	Sell	61,637,000	572,361	7/02/20	1,040	—
Japanese Yen	UBSW	Sell	150,667,000	1,399,076	7/02/20	2,524	—
Japanese Yen	DBAB	Sell	151,016,000	1,400,345	8/04/20	—	(9)
Japanese Yen	HSBK	Sell	151,016,000	1,400,320	8/04/20	—	(34)
Japanese Yen	MSCO	Sell	61,779,000	572,836	8/04/20	—	(34)
Japanese Yen	UBSW	Sell	151,016,000	1,400,320	8/04/20	—	(34)
Total Forward Exchange Contracts						$8,699	$(111)
Net unrealized appreciation (depreciation)							$8,588
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	4	$82,569	9/10/20	$(3,284)

*As of period end.

Abbreviations

Selected Portfolio

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.8%
Brazil 47.9%
[a] Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	500		$2,600
Ambev SA	Beverages	16,300		41,976
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,500		5,395
[a] Azul SA	Airlines	1,000		3,662
[a] B2W Cia Digital	Internet & Direct Marketing Retail	735		14,330
B3 SA - Brasil Bolsa Balcao	Capital Markets	7,600		76,252
Banco Bradesco SA	Banks	4,690		16,195
Banco BTG Pactual SA	Capital Markets	900		12,539
Banco do Brasil SA	Banks	3,200		18,737
Banco Santander Brasil SA	Banks	1,400		7,144
BB Seguridade Participacoes SA	Insurance	2,500		12,416
BR Malls Paricipacoes SA	Real Estate Management & Development	2,900		5,324
[a] BRF SA	Food Products	2,400		9,293
CCR SA	Transportation Infrastructure	4,200		11,091
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	1,500		8,469
Cia Brasileira de Distribuicao	Food & Staples Retailing	600		7,756
Cia de Saneamento do Parana	Water Utilities	850		4,878
Cia Siderurgica Nacional SA	Metals & Mining	2,400		4,668
Cielo SA	IT Services	4,200		3,534
Cogna Educacao	Diversified Consumer Services	7,000		8,427
Companhia de Locacao das Americas	Road & Rail	1,300		4,008
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300		13,661
Companhia Energetica de Minas Gerais	Electric Utilities	700		1,516
Companhia Paranaense de Energia-Copel	Electric Utilities	100		1,101
[a] Cosan Logistica SA	Road & Rail	500		1,734
Cosan SA	Oil, Gas & Consumable Fuels	600		7,750
CPFL Energia SA	Electric Utilities	700		3,909
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	500		1,652
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	1,000		4,161
Duratex SA	Paper & Forest Products	1,100		2,576
EDP-Energias do Brasil SA	Electric Utilities	1,100		3,490
[a] Embraer SA	Aerospace & Defense	2,700		3,978
Energisa SA	Electric Utilities	900		8,032
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	600		4,915
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	700		5,366
Equatorial Energia SA	Electric Utilities	3,400		14,378
Fleury SA	Health Care Providers & Services	900		4,031
Grendene SA	Textiles, Apparel & Luxury Goods	1,000		1,335
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	300		965
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	800		9,058
Hypera SA	Pharmaceuticals	1,500		9,097
IRB Brasil Resseguros SA	Insurance	3,100		6,210
Itau Unibanco Holding SA	Banks	1,700		7,431
Klabin SA	Containers & Packaging	1,500		5,554
Localiza Rent a Car SA	Road & Rail	2,105		15,684
Lojas Americanas SA	Multiline Retail	908		4,510
Lojas Renner SA	Multiline Retail	2,980		22,686
M Dias Branco SA	Food Products	300		2,219
Magazine Luiza SA	Multiline Retail	2,478		32,336
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,000		3,733
Natura & Co Holding SA	Personal Products	2,700		19,620
[a] Natura & Co Holding SA	Personal Products	131		948
Neoenergia SA	Electric Utilities	900		3,134
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,700		21,056
Odontoprev SA	Health Care Providers & Services	1,000		2,592
Petrobras Distribuidora SA	Specialty Retail	2,700		10,597
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	13,800		56,147

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Porto Seguro SA	Insurance	400	3,673
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	900	4,753
Raia Drogasil SA	Food & Staples Retailing	860	17,326
[a] Rumo SA	Road & Rail	3,900	15,974
Sao Martinho SA	Food Products	600	2,318
Sul America SA	Insurance	1,000	8,208
[a] Suzano SA	Paper & Forest Products	2,119	14,198
Telefonica Brasil SA	Diversified Telecommunication Services	100	881
TIM Participacoes SA	Wireless Telecommunication Services	3,000	7,758
Totvs SA	Software	1,800	7,589
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	800	4,094
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	2,864	9,587
Vale SA	Metals & Mining	12,300	125,267
[a] Via Varejo SA	Specialty Retail	3,500	9,759
Weg SA	Electrical Equipment	2,800	25,808
YDUQS Participacoes SA	Diversified Consumer Services	1,100	6,741
			859,790
Chile 6.8%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	10,618	1,527
Aguas Andinas SA, A	Water Utilities	10,336	3,504
Banco de Chile	Banks	163,378	14,435
Banco de Credito e Inversiones SA	Banks	169	5,746
Banco Santander Chile SA	Banks	230,798	9,450
Cencosud SA	Food & Staples Retailing	4,992	6,996
Cencosud Shopping SA	Real Estate Management & Development	1,800	3,203
	Independent Power and Renewable
Colbun SA	Electricity Producers	26,994	4,309
Compania Cervecerias Unidas SA	Beverages	558	4,022
E CL SA	Electric Utilities	1,869	2,503
Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	506	3,268
Empresas CMPC SA	Paper & Forest Products	4,470	8,890
Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,819	12,214
Enel Americas SA	Electric Utilities	109,574	16,558
Enel Chile SA	Electric Utilities	98,291	7,355
Falabella SA	Multiline Retail	2,959	9,375
Itau CorpBanca Chile SA	Banks	628,427	1,699
[a] Latam Airlines Group SA	Airlines	855	1,224
Parque Arauco SA	Real Estate Management & Development	2,250	4,085
Plaza SA	Real Estate Management & Development	1,114	1,880
			122,243
Colombia 2.4%
Bancolombia SA	Banks	1,027	6,592
Cementos Argos SA	Construction Materials	1,808	1,644
[a] Corporacion Financiera Colombiana SA	Diversified Financial Services	398	2,957
Ecopetrol SA	Oil, Gas & Consumable Fuels	17,661	9,800
[a] Empresa De Energia De Bogota SA	Gas Utilities	9,980	6,232
Grupo Agros SA	Construction Materials	1,120	2,965
Grupo Inversiones Suramericana SA	Diversified Financial Services	931	4,641
Interconexion Electrica SA ESP	Electric Utilities	1,645	8,271
			43,102
Mexico 22.5%
Alfa SAB de CV	Industrial Conglomerates	11,097	6,219
Alpek SAB de CV	Chemicals	1,454	1,101
[a] Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure	1,926	1,885
America Movil SAB de CV, L	Wireless Telecommunication Services	111,386	71,102
Arca Continental SAB de CV	Beverages	1,647	7,181
Banco del Bajio SA	Banks	2,659	2,248
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	2,163	1,574
Becle SA de CV	Beverages	2,049	3,925
Cemex SAB de CV	Construction Materials	56,506	15,846

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Coca-Cola FEMSA SA de CV	Beverages	1,964	8,552
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	883	835
El Puerto de Liverpool SAB de CV	Multiline Retail	720	1,756
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	10,989	8,679
Fomento Economico Mexicano SAB de CV	Beverages	6,810	41,994
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	4,601	5,038
Gruma SAB de CV	Food Products	797	8,556
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,252	5,789
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,583	11,322
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	611	6,786
Grupo Bimbo SAB de CV, A	Food Products	8,451	14,070
Grupo Carso SAB de CV	Industrial Conglomerates	1,701	3,299
Grupo Elektra SAB de CV	Banks	237	12,927
Grupo Financiero Banorte SAB de CV	Banks	10,790	37,226
Grupo Financiero Inbursa SAB de CV	Banks	8,051	5,557
Grupo Lala SAB de CV	Food Products	2,214	1,164
Grupo Mexico SAB de CV, B	Metals & Mining	11,798	27,280
[a] Grupo Televisa SA	Media	8,015	8,370
Industrias Bachoco SAB de CV, B	Food Products	602	1,748
Industrias Penoles SA	Metals & Mining	467	4,742
Infraestructura Energetica Nova SAB de CV	Gas Utilities	1,906	5,471
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,140	4,876
Megacable Holdings SAB de CV	Media	1,131	3,293
Orbia Advance Corp. SAB de CV	Chemicals	3,783	5,563
[a] Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	812	5,818
[a] Regional SAB de CV	Banks	896	2,398
[a] Telesites SAB de CV	Diversified Telecommunication Services	4,676	2,948
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	19,248	45,940
			403,078
Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	790	7,221
United States 0.8%
JBS SA	Food Products	3,700	14,252
Total Common Stocks (Cost $1,956,667)			1,449,686
Preferred Stocks 19.2%
Brazil 17.6%
[d] Alpargatas SA, 0.188%, pfd.	Textiles, Apparel & Luxury Goods	650	3,466
[d] Banco Bradesco SA, 9.145%, pfd.	Banks	14,442	54,446
[d] Banco do Estado do Rio Grande do Sul SA, 7.100%, pfd., B	Banks	800	1,974
[d] Bradespar SA, 2.542%, pfd.	Metals & Mining	800	5,319
[d] Braskem SA, 3.613%, pfd., A	Chemicals	700	2,960
[a] Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	1,000	5,872
[d] Cia de Transmissao de Energia Eletrica Paulista, 8.317%, pfd.	Electric Utilities	700	2,666
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 6.382%, pfd., B	Electricity Producers	700	3,696
[d] Companhia Energetica de Minas Gerais, 6.579%, pfd.	Electric Utilities	3,300	6,623
[d] Companhia Paranaense de Energia, 4.056%, pfd., B	Electric Utilities	400	4,431
[d] Gerdau SA, 1.312%, pfd.	Metals & Mining	4,000	11,663
[a] Gol Linhas Aereas Inteligentes SA, pfd.	Airlines	600	2,027
[d] Itau Unibanco Holding SA, 7.902%, pfd.	Banks	18,000	83,430
[d] Itausa SA, 5.308%, pfd.	Banks	16,800	29,342
[d] Lojas Americanas SA, 0.566%, pfd.	Multiline Retail	2,628	15,402
[d] Petroleo Brasileiro SA, 1.795%, pfd.	Oil, Gas & Consumable Fuels	17,100	67,113
[d] Telefonica Brasil SA, 6.275%, pfd.	Diversified Telecommunication Services	1,600	13,996
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.757%, pfd., A	Metals & Mining	1,500	1,986
			316,412
Chile 0.7%
[d] Embotelladora Andina SA, 5.013%, pfd., B	Beverages	701	1,717

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[d] Sociedad Quimica y Minera de Chile SA, 0.004%, pfd., B	Chemicals	446	11,615
			13,332
Colombia 0.9%
[d] Bancolombia SA, 5.478%, pfd.	Banks	1,678	11,084
[d] Grupo Aval Acciones y Valores SA, 7.229%, pfd.	Banks	15,299	3,396
[d] Grupo de Inversiones Suramericana SA, 3.838%, pfd.	Diversified Financial Services	291	1,252
			15,732
Total Preferred Stocks (Cost $567,474)			345,476
Total Investments (Cost $2,524,141) 100.0%			1,795,162
Other Assets, less Liabilities 0.0%†			(2)
Net Assets 100.0%			$1,795,160

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $14,096, representing 0.8% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $9,058, representing 0.5% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.9%
Mexico 99.9%
Alfa SAB de CV	Industrial Conglomerates	123,780	$69,371
Alpek SAB de CV	Chemicals	15,550	11,770
[a] Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure	21,890	21,419
America Movil SAB de CV, L	Wireless Telecommunication Services	1,059,375	676,236
Arca Continental SAB de CV	Beverages	18,365	80,074
Banco del Bajio SA	Banks	29,440	24,895
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	23,570	17,147
Becle SA de CV	Beverages	22,785	43,643
Cemex SAB de CV	Construction Materials	482,710	135,369
Coca-Cola FEMSA SA de CV	Beverages	21,870	95,233
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	9,430	8,913
El Puerto de Liverpool SAB de CV	Multiline Retail	8,210	20,025
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	121,235	95,752
Fomento Economico Mexicano SAB de CV	Beverages	65,270	402,489
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	51,310	56,180
Gruma SAB de CV	Food Products	8,890	95,433
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	13,960	64,553
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	16,285	116,476
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	6,810	75,639
Grupo Bimbo SAB de CV, A	Food Products	78,905	131,366
Grupo Carso SAB de CV	Industrial Conglomerates	18,945	36,747
Grupo Elektra SAB de CV	Banks	2,190	119,451
Grupo Financiero Banorte SAB de CV	Banks	103,645	357,579
Grupo Financiero Inbursa SAB de CV	Banks	89,770	61,965
Grupo Lala SAB de CV	Food Products	24,390	12,825
Grupo Mexico SAB de CV, B	Metals & Mining	77,590	179,410
[a] Grupo Televisa SA	Media	89,405	93,363
Industrias Bachoco SAB de CV, B	Food Products	6,675	19,378
Industrias Penoles SA	Metals & Mining	5,155	52,349
Infraestructura Energetica Nova SAB de CV	Gas Utilities	21,315	61,186
Kimberly-Clark de Mexico SAB de CV, A	Household Products	34,690	53,866
Megacable Holdings SAB de CV	Media	12,455	36,259
Orbia Advance Corp. SAB de CV	Chemicals	42,190	62,042
[a] Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	9,100	65,201
[a] Regional SAB de CV	Banks	9,825	26,294
[a] Telesites SAB de CV	Diversified Telecommunication Services	52,050	32,820
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	184,355	440,004
Total Investments (Cost $5,207,177) 99.9%			3,952,722

Other Assets, less Liabilities 0.1%			2,903
Net Assets 100.0%			$3,955,625

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $56,180, representing
1.4% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 95.1%
Russia 95.1%
Aeroflot - Russian Airlines PJSC	Airlines	72,094	$82,784
Alrosa PJSC	Metals & Mining	322,630	291,956
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	35,792,702	93,904
Federal Hydrogenerating Co.	Electric Utilities	15,807,297	162,434
Gazprom PJSC	Oil, Gas & Consumable Fuels	709,720	1,924,741
Inter RAO UES PJSC	Electric Utilities	4,261,290	290,049
LUKOIL PJSC	Oil, Gas & Consumable Fuels	27,852	2,063,657
Magnit PJSC	Food & Staples Retailing	5,709	322,609
Magnitogorsk Iron & Steel Works	Metals & Mining	243,694	126,491
MMC Norilsk Nickel PJSC	Metals & Mining	1,947	510,971
Mobile TeleSystems PJSC	Wireless Telecommunication Services	71,621	333,055
Moscow Exchange MICEX	Capital Markets	177,012	281,214
Mosenergo PAO	Electric Utilities	1,107,062	34,484
NLMK PJSC	Metals & Mining	142,329	281,325
NovaTek PJSC	Oil, Gas & Consumable Fuels	37,983	540,098
PhosAgro PJSC	Chemicals	4,862	180,343
Polyus Gold OJSC	Metals & Mining	2,134	358,999
Rosneft PJSC	Oil, Gas & Consumable Fuels	69,553	352,185
Rosseti PJSC	Electric Utilities	4,060,738	85,113
[a] Rostelecom PJSC	Diversified Telecommunication Services	142,824	175,788
[a] RussNeft PJSC	Oil, Gas & Consumable Fuels	6,127	46,175
Sberbank of Russia PJSC	Banks	691,889	1,969,213
Severstal PAO	Metals & Mining	22,143	268,559
Sistema PJSFC	Wireless Telecommunication Services	386,122	92,664
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	368,247	198,531
Tatneft PAO	Oil, Gas & Consumable Fuels	57,838	448,065
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,424,918	55,693
VTB Bank PJSC	Banks	569,843,769	279,266
Total Common Stocks (Cost $12,261,095)			11,850,366
Preferred Stocks 4.7%
Russia 4.7%
[b] Bashneft PJSC, 11.065%, pfd.	Oil, Gas & Consumable Fuels	2,651	53,445
[b] Surgutneftegas PJSC, 21.722%, pfd.	Oil, Gas & Consumable Fuels	396,957	195,402
[b] Tatneft PJSC, 9.410%, pfd., 3	Oil, Gas & Consumable Fuels	5,709	43,185
[b] Transneft PJSC, 7.981%, pfd.	Oil, Gas & Consumable Fuels	157	295,582
Total Preferred Stocks (Cost $730,697)			587,614
Total Investments (Cost $12,991,792) 99.8%			12,437,980

Other Assets, less Liabilities 0.2%			24,828
Net Assets 100.0%			$12,462,808

aNon-income producing. bVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 100.0%
Saudi Arabia 100.0%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	668	$19,910
Advanced Petrochemical Co.	Chemicals	1,606	22,778
Al-Rajhi Bank	Banks	16,042	242,063
[a] Alinma Bank	Banks	14,828	57,478
Almarai Co. JSC	Food Products	3,812	52,642
Arab National Bank	Banks	9,720	49,235
Arabian Centres Co. Ltd.	Real Estate Management & Development	2,472	14,617
Bank Al-Jazira	Banks	6,068	18,280
Bank Albilad	Banks	5,560	32,788
Banque Saudi Fransi	Banks	8,854	67,391
Bupa Arabia for Cooperative Insurance Co.	Insurance	940	27,366
Dallah Healthcare Co.	Health Care Providers & Services	454	5,677
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	8,014	15,169
[a] Emaar Economic City	Real Estate Management & Development	6,290	11,403
[a] Etihad Etisalat Co.	Wireless Telecommunication Services	5,706	40,464
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	978	4,928
Jarir Marketing Co.	Specialty Retail	890	34,641
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	4,320	13,060
Mouwasat Medical Services Co.	Health Care Providers & Services	718	17,285
National Commercial Bank	Banks	18,028	179,030
[a] National Industrialization Co.	Chemicals	4,966	13,822
National Petrochemical Co.	Chemicals	1,814	11,655
[a] Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,308	11,870
Riyad Bank	Banks	21,952	98,670
Sahara International Petrochemical Co.	Chemicals	5,438	20,905
Samba Financial Group	Banks	14,676	105,052
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	574	11,844
Saudi Arabian Fertilizer Co.	Chemicals	3,036	60,299
[a] Saudi Arabian Mining Co.	Metals & Mining	6,110	56,686
[b,c] Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	20,680	179,179
Saudi Basic Industries Corp.	Chemicals	11,734	275,597
Saudi Cement Co.	Construction Materials	1,136	16,051
Saudi Electricity Co.	Electric Utilities	11,840	49,304
Saudi Ground Services Co.	Transportation Infrastructure	1,354	10,161
Saudi Industrial Investment Group	Chemicals	3,330	17,933
[a] Saudi Kayan Petrochemical Co.	Chemicals	11,120	24,309
[a] Saudi Research And Marketing Group	Media	486	8,150
Saudi Telecom Co.	Diversified Telecommunication Services	7,940	209,560
Savola Al-Azizia United Co.	Food Products	3,960	44,446
Seera Group Holding	Hotels, Restaurants & Leisure	2,220	9,469
Southern Province Cement Co.	Construction Materials	1,036	14,997
[a] The Company for Cooperative Insurance	Insurance	926	17,552
The Qassim Cement	Construction Materials	666	10,653
Yanbu Cement	Construction Materials	1,166	8,704
Yanbu National Petrochemical Co.	Chemicals	3,520	48,047
Total Investments (Cost $2,410,853) 100.0%			2,261,120
Other Assets, less Liabilities 0.0%†			815
Net Assets 100.0%			$2,261,935

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $179,179, representing
7.9% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $179,179, representing 7.9% of net assets.

Information Classification: General

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.9%
Isle Of Man 0.2%
MAS Real Estate Inc.	Real Estate Management & Development	3,930	$2,963
Romania 1.0%
NEPI Rockcastle PLC	Real Estate Management & Development	3,638	18,585
South Africa 98.7%
Absa Group Ltd.	Banks	6,982	34,277
African Rainbow Minerals Ltd.	Metals & Mining	1,028	10,008
Anglo American Platinum Ltd.	Metals & Mining	596	43,018
AngloGold Ashanti Ltd.	Metals & Mining	4,048	117,792
[a] Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,706	30,610
AVI Ltd.	Food Products	3,036	12,326
Barloworld Ltd.	Trading Companies & Distributors	1,914	7,601
Bid Corp. Ltd.	Food & Staples Retailing	3,232	52,735
Bidvest Group Ltd.	Industrial Conglomerates	3,294	26,928
Capitec Bank Holdings Ltd.	Banks	518	25,600
Clicks Group Ltd.	Food & Staples Retailing	2,320	28,088
Coronation Fund Managers Ltd.	Capital Markets	2,512	5,783
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,824	3,858
Discovery Ltd.	Insurance	3,532	21,253
Distell Group Holdings Ltd.	Beverages	780	3,425
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,434	18,273
FirstRand Ltd.	Diversified Financial Services	44,967	98,500
	Equity Real Estate Investment Trusts
Fortress REIT Ltd.	(REITs)	8,332	1,415
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	11,450	8,204
Gold Fields Ltd.	Metals & Mining	8,420	78,613
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	28,614	21,985
[a] Harmony Gold Mining Co. Ltd.	Metals & Mining	4,470	18,487
	Equity Real Estate Investment Trusts
Hyprop Investments Ltd.	(REITs)	2,486	3,204
Impala Platinum Holdings Ltd.	Metals & Mining	7,178	47,922
Investec Ltd.	Capital Markets	2,956	5,875
Kumba Iron Ore Ltd.	Metals & Mining	526	14,020
Liberty Holdings Ltd.	Insurance	1,160	4,412
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	13,366	12,978
Momentum Metropolitan Holdings	Insurance	9,548	9,677
[a] Motus Holdings Ltd.	Specialty Retail	1,648	2,904
Mr. Price Group Ltd.	Specialty Retail	2,500	20,576
MTN Group Ltd.	Wireless Telecommunication Services	17,498	53,204
[a] MultiChoice Group Ltd.	Media	4,300	26,300
Naspers Ltd., N	Internet & Direct Marketing Retail	2,128	387,401
Nedbank Group Ltd.	Banks	3,398	19,860
Netcare Ltd.	Health Care Providers & Services	14,002	10,992
[a] Ninety One Ltd.	Capital Markets	1,552	3,908
[a] Northam Platinum Ltd.	Metals & Mining	3,346	22,377
Old Mutual Ltd.	Insurance	44,432	30,789
[b,c] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	6,872	4,351
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	3,338	9,798
PSG Group Ltd.	Diversified Financial Services	1,588	14,475
Rand Merchant Investment Holdings Ltd.	Insurance	7,292	12,255
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	55,176	10,511
Remgro Ltd.	Diversified Financial Services	4,908	28,219
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	3,052	7,609
Reunert Ltd.	Industrial Conglomerates	1,562	3,069
RMB Holdings Ltd.	Diversified Financial Services	10,781	1,018

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sanlam Ltd.	Insurance	17,064	57,885
Santam Ltd.	Insurance	404	6,231
[a] Sappi Ltd.	Paper & Forest Products	5,316	8,294
[a] Sasol Ltd.	Chemicals	5,398	41,071
Shoprite Holdings Ltd.	Food & Staples Retailing	4,772	29,291
[a] Sibanye Stillwater Ltd.	Metals & Mining	21,122	45,830
Standard Bank Group Ltd.	Banks	12,440	74,819
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,826	4,819
The Foschini Group Ltd.	Specialty Retail	2,248	8,305
The SPAR Group Ltd.	Food & Staples Retailing	1,870	18,469
Tiger Brands Ltd.	Food Products	1,610	16,531
Truworths International Ltd.	Specialty Retail	4,128	8,080
Tsogo Sun Gaming Ltd.	Hotels, Restaurants & Leisure	5,002	1,267
Vodacom Group Ltd.	Wireless Telecommunication Services	5,794	41,000
	Equity Real Estate Investment Trusts
Vukile Property Fund Ltd.	(REITs)	8,602	3,807
Woolworths Holdings Ltd.	Multiline Retail	8,468	16,132
			1,818,314
Total Investments (Cost $2,366,138) 99.9%			1,839,862

Other Assets, less Liabilities 0.1%			2,192
Net Assets 100.0%			$1,842,054

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $8,209, representing 0.4% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $4,351, representing 0.2%
of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.7%
South Korea 95.7%
Amorepacific Corp.	Personal Products	928	$129,226
AmorePacific Group	Personal Products	840	36,034
BGF Retail Co. Ltd.	Food & Staples Retailing	184	21,263
BNK Financial Group Inc.	Banks	8,600	35,748
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	2,096	188,890
[a] Celltrion Inc.	Biotechnology	3,056	777,434
Cheil Worldwide Inc.	Media	2,040	27,814
CJ CheilJedang Corp.	Food Products	232	62,877
CJ Corp.	Industrial Conglomerates	376	26,977
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	280	25,676
[a] CJ Logistics Corp.	Road & Rail	224	29,330
Coway Co. Ltd.	Household Durables	1,664	99,880
Daelim Industrial Co. Ltd.	Construction & Engineering	800	54,737
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	5,224	14,897
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,400	31,484
DB Insurance Co. Ltd.	Insurance	1,384	49,303
DGB Financial Group Inc.	Banks	4,528	19,236
Dongsuh Cos. Inc.	Food & Staples Retailing	904	11,912
Doosan Bobcat Inc.	Machinery	712	15,568
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	4,088	16,432
[a] Doosan Infracore Co. Ltd.	Machinery	3,928	23,676
	Electronic Equipment, Instruments &
[a] Doosan Solus Co. Ltd.	Components	336	9,358
E-MART Inc.	Food & Staples Retailing	576	50,520
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	1,544	45,055
GS Engineering & Construction Corp.	Construction & Engineering	1,728	35,268
GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,520	45,808
GS Retail Co. Ltd.	Food & Staples Retailing	792	24,000
Hana Financial Group Inc.	Banks	8,528	191,425
Hankook Tire & Technology Co. Ltd.	Auto Components	2,200	45,085
Hanmi Pharm Co. Ltd.	Pharmaceuticals	216	43,726
Hanmi Science Co. Ltd.	Pharmaceuticals	400	11,074
Hanon Systems	Auto Components	4,744	35,732
Hanssem Co. Ltd.	Household Durables	288	20,639
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,032	21,106
Hanwha Corp.	Industrial Conglomerates	1,240	22,834
Hanwha Corp.	Industrial Conglomerates	656	6,326
Hanwha Life Insurance Co. Ltd.	Insurance	8,112	9,172
Hanwha Solutions Corp.	Chemicals	2,416	38,665
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	1,360	23,857
[a] Helixmith Co. Ltd.	Biotechnology	672	34,135
Hite Jinro Co. Ltd.	Beverages	896	32,627
[a] HLB Inc.	Leisure Equipment & Products	1,216	93,612
Hotel Shilla Co. Ltd.	Specialty Retail	912	53,832
Hyundai Department Store Co. Ltd.	Multiline Retail	448	20,969
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,144	58,909
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	544	45,904
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	312	63,809
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,784	33,964
Hyundai Mipo Dockyard Co. Ltd.	Machinery	592	15,405
Hyundai Mobis Co. Ltd.	Auto Components	1,904	303,918
Hyundai Motor Co.	Automobiles	4,140	336,266
Hyundai Steel Co.	Metals & Mining	2,224	37,903
Hyundai Wia Corp.	Auto Components	464	13,328
Industrial Bank of Korea	Banks	9,256	62,176
Kakao Corp.	Interactive Media & Services	1,576	350,484
Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,144	56,197
KB Financial Group Inc.	Banks	11,480	324,019
KCC Corp.	Chemicals	140	15,480

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	624	15,070
Kia Motors Corp.	Automobiles	7,600	202,502
Korea Aerospace Industries Ltd.	Aerospace & Defense	1,904	37,594
[a] Korea Electric Power Corp.	Electric Utilities	7,528	122,040
Korea Gas Corp.	Gas Utilities	784	17,077
Korea Investment Holdings Co. Ltd.	Capital Markets	1,120	41,435
[a] Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	1,272	92,425
Korea Zinc Co. Ltd.	Metals & Mining	296	82,438
[a] Korean Air Lines Co. Ltd.	Airlines	1,378	19,876
[a] Korean Air Lines Co. Ltd., rts., 7/10/20	Airlines	958	1,374
KT&G Corp.	Tobacco	3,272	212,720
Kumho Petrochemical Co. Ltd.	Chemicals	512	31,711
LG Chem Ltd.	Chemicals	1,344	548,058
LG Corp.	Industrial Conglomerates	2,656	157,216
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	6,600	62,277
LG Electronics Inc.	Household Durables	3,176	166,873
LG Household & Health Care Ltd.	Personal Products	259	289,823
LG Uplus Corp.	Diversified Telecommunication Services	5,712	57,934
Lotte Chemical Corp.	Chemicals	432	59,978
Lotte Chilsung Beverage Co. Ltd.	Beverages	104	8,819
Lotte Corp.	Industrial Conglomerates	768	20,176
LOTTE Fine Chemical Co. Ltd.	Chemicals	512	14,664
Lotte Shopping Co. Ltd.	Multiline Retail	336	22,207
LS Corp.	Electrical Equipment	504	14,581
Mando Corp.	Auto Components	968	17,986
Medy-tox Inc.	Biotechnology	128	15,494
Mirae Asset Daewoo Co. Ltd.	Capital Markets	4,152	12,306
Mirae Asset Daewoo Co. Ltd.	Capital Markets	11,216	62,195
Naver Corp.	Interactive Media & Services	3,912	868,358
NCsoft Corp.	Entertainment	496	367,407
[a] Netmarble Corp.	Entertainment	496	41,442
NH Investment & Securities Co. Ltd.	Capital Markets	3,784	26,016
[a] NHN Corp.	Entertainment	280	19,251
Nongshim Co. Ltd.	Food Products	96	29,171
[a] OCI Co. Ltd.	Chemicals	528	16,241
Orion Corp.	Food Products	648	72,189
Ottogi Corp.	Food Products	40	18,523
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,360	15,094
POSCO	Metals & Mining	2,016	291,627
POSCO Chemical Co. Ltd.	Construction Materials	632	39,459
Posco International Corp.	Trading Companies & Distributors	1,448	16,793
S-1 Corp.	Commercial Services & Supplies	560	39,945
S-Oil Corp.	Oil, Gas & Consumable Fuels	1,208	63,772
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	392	252,567
Samsung C&T Corp.	Industrial Conglomerates	2,480	239,165
Samsung Card Co. Ltd.	Consumer Finance	880	20,009
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	1,640	175,882
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	64,440	2,828,642
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	4,648	47,336
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	968	141,637
[a] Samsung Heavy Industries Co. Ltd.	Machinery	12,896	63,791
Samsung Life Insurance Co. Ltd.	Insurance	1,872	69,567
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	1,552	469,013
Samsung SDS Co. Ltd.	IT Services	944	132,239
Samsung Securities Co. Ltd.	Capital Markets	1,856	40,658
Shinhan Financial Group Co. Ltd.	Banks	13,760	328,886
Shinsegae Co. Ltd.	Multiline Retail	200	36,663
[a] SillaJen Inc.	Biotechnology	1,616	16,256
SK Holdings Co. Ltd.	Industrial Conglomerates	920	222,571

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	15,312	1,083,303
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,688	183,837
SK Networks Co. Ltd.	Trading Companies & Distributors	4,336	17,105
SK Telecom Co. Ltd.	Wireless Telecommunication Services	696	122,090
SKC Co. Ltd.	Chemicals	560	28,399
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	3,048	12,923
Woori Financial Group Inc.	Banks	15,976	117,013
Yuhan Corp.	Pharmaceuticals	1,352	56,874
Total Common Stocks (Cost $18,175,677)			15,369,544
Preferred Stocks 4.0%
South Korea 4.0%
[b] Amorepacific Corp., 1.415%, pfd.	Personal Products	312	18,416
[b] CJ CheilJedang Corp., 2.591%, pfd.	Food Products	40	4,556
[b] Hyundai Motor Co., 5.535%, pfd.	Automobiles	656	30,050
[b] Hyundai Motor Co., 5.448%, pfd., 2	Automobiles	1,048	49,575
[b] LG Chem Ltd., 0.820%, pfd.	Chemicals	232	48,219
[b] LG Electronics Inc., 3.181%, pfd.	Household Durables	504	10,538
[b] LG Household & Health Care Ltd., 1.524%, pfd.	Personal Products	64	38,575
	Technology Hardware, Storage &
[b] Samsung Electronics Co. Ltd., 2.286%, pfd.	Peripherals	11,296	436,683
[b] Samsung Fire & Marine Insurance Co. Ltd., 6.804%, pfd.	Insurance	80	8,313
Total Preferred Stocks (Cost $693,549)			644,925
Total Investments (Cost $18,869,226) 99.7%			16,014,469

Other Assets, less Liabilities 0.3%			48,431
Net Assets 100.0%			$16,062,900

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Kospi 200 Mini	Long	3	$175,084	9/10/20	$(845)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.3%
Switzerland 99.3%
ABB Ltd.	Electrical Equipment	57,680	$1,298,416
Adecco Group AG	Professional Services	5,124	240,423
[a] Alcon Inc.	Health Care Equipment & Supplies	15,204	872,238
Baloise Holding AG	Insurance	1,512	226,748
Banque Cantonale Vaudoise	Banks	938	91,172
Barry Callebaut AG	Food Products	98	186,888
Chocoladefabriken Lindt & Spruengli AG	Food Products	70	576,223
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	16,632	1,060,881
[a] Clariant AG	Chemicals	6,706	131,707
Credit Suisse Group AG	Capital Markets	79,856	825,739
DKSH Holding AG	Professional Services	1,176	75,459
[a] Dufry AG	Specialty Retail	1,078	31,923
EMS-Chemie Holding AG	Chemicals	238	184,362
[a] Flughafen Zurich AG	Transportation Infrastructure	644	83,665
Geberit AG	Building Products	1,176	588,527
Georg Fischer AG	Machinery	140	120,194
Givaudan AG	Chemicals	299	1,113,263
Helvetia Holding AG	Insurance	1,078	100,513
[a] Julius Baer Group Ltd.	Capital Markets	7,168	299,943
[a] Kuehne + Nagel International AG	Marine	1,666	276,744
LafargeHolcim Ltd., B	Construction Materials	17,066	747,622
	Technology Hardware, Storage &
Logitech International SA	Peripherals	4,802	313,495
Lonza Group AG	Life Sciences Tools & Services	2,394	1,263,763
Nestle SA	Food Products	66,682	7,370,875
Novartis AG	Pharmaceuticals	51,296	4,461,840
OC Oerlikon Corp. AG	Machinery	6,342	51,704
Partners Group Holding AG	Capital Markets	546	495,206
PSP Swiss Property AG	Real Estate Management & Development	1,428	160,802
Roche Holding AG	Pharmaceuticals	16,296	5,646,975
Roche Holding AG	Pharmaceuticals	630	216,084
Schindler Holding AG	Machinery	630	148,400
Schindler Holding AG, PC	Machinery	1,344	316,302
SGS SA	Professional Services	196	478,856
Sika AG	Chemicals	4,592	883,701
[a] Sonova Holding AG	Health Care Equipment & Supplies	1,790	357,320
Straumann Holding AG	Health Care Equipment & Supplies	336	288,643
Sulzer AG	Machinery	616	49,082
Swatch Group AG	Textiles, Apparel & Luxury Goods	938	187,194
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,442	56,399
Swiss Life Holding AG	Insurance	1,106	409,694
Swiss Prime Site AG	Real Estate Management & Development	2,492	230,383
Swiss Re AG	Insurance	9,660	744,826
Swisscom AG	Diversified Telecommunication Services	840	439,614
Temenos AG	Software	2,002	310,901
UBS Group AG	Capital Markets	108,402	1,247,558
Vifor Pharma AG	Pharmaceuticals	1,722	259,059
Zurich Insurance Group AG	Insurance	4,718	1,664,034
Total Investments (Cost $37,744,690) 99.3%			37,185,360

Other Assets, less Liabilities 0.7%			275,313
Net Assets 100.0%			$37,460,673

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Swiss Mid Cap	Long	8	$207,187	9/18/20	$6,906

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.5%
Taiwan 99.5%
Accton Technology Corp.	Communications Equipment	16,000	$123,642
	Technology Hardware, Storage &
Acer Inc.	Peripherals	87,000	52,782
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	11,000	110,170
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	102,000	233,700
Asia Cement Corp.	Construction Materials	69,000	101,964
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	21,000	153,739
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	261,000	81,915
Capital Securities Corp.	Capital Markets	63,000	22,100
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	22,000	165,534
Cathay Financial Holding Co. Ltd.	Insurance	246,000	348,933
Chailease Holding Co. Ltd.	Diversified Financial Services	37,523	158,972
Chang Hwa Commercial Bank Ltd.	Banks	186,000	121,985
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	61,770
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	18,030	52,065
China Airlines Ltd.	Airlines	78,000	21,678
China Development Financial Holding Corp.	Insurance	414,000	132,740
[a] China Life Insurance Co. Ltd.	Insurance	87,000	64,282
China Motor Corp.	Automobiles	9,000	11,195
China Steel Corp.	Metals & Mining	369,000	258,886
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	114,000	452,067
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	123,000	80,250
CTBC Financial Holding Co. Ltd.	Banks	540,000	372,452
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	64,000	363,334
E.Sun Financial Holding Co. Ltd.	Banks	327,000	308,109
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	69,549
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	30,000	37,469
Eternal Materials Co. Ltd.	Chemicals	30,630	32,442
EVA Airways Corp.	Airlines	69,000	26,193
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	72,035	26,246
Far Eastern International Bank	Banks	63,000	23,701
Far Eastern New Century Corp.	Industrial Conglomerates	117,000	110,637
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	110,627
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	62,075
First Financial Holding Co. Ltd.	Banks	291,000	223,395
Formosa Chemicals & Fibre Corp.	Chemicals	102,000	261,702
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	125,981
Formosa Plastics Corp.	Chemicals	144,000	427,542
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	37,011
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	33,000	63,194
Fubon Financial Holding Co. Ltd.	Insurance	219,000	325,852
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	9,000	80,530
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,300	86,051
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	357,000	1,044,217
Hotai Motor Co. Ltd.	Specialty Retail	9,480	225,879
	Technology Hardware, Storage &
HTC Corp.	Peripherals	21,000	23,595

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Hua Nan Financial Holdings Co. Ltd.	Banks	270,000	183,023
	Electronic Equipment, Instruments &
Innolux Corp.	Components	249,000	66,671
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	90,000	76,565
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	3,060	423,668
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	63,000	98,863
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	44,000	863,461
Mega Financial Holding Co. Ltd.	Banks	324,000	339,325
Nan Ya Plastics Corp.	Chemicals	168,000	367,835
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	24,000	49,620
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	17,000	131,370
[a] OBI Pharma Inc.	Biotechnology	4,194	16,489
Oriental Union Chemical Corp.	Chemicals	21,000	11,957
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	60,000	130,150
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	81,000	79,066
President Chain Store Corp.	Food & Staples Retailing	16,600	166,819
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	78,000	187,700
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	14,000	141,877
Shin Kong Financial Holding Co. Ltd.	Insurance	350,530	102,173
SinoPac Financial Holdings Co. Ltd.	Banks	315,040	115,853
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	39,000	55,054
Taishin Financial Holding Co. Ltd.	Banks	303,114	137,151
Taiwan Business Bank	Banks	141,000	51,612
Taiwan Cement Corp.	Construction Materials	144,000	208,646
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	276,000	194,106
Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	35,410
Taiwan Glass Industry Corp.	Building Products	48,000	16,269
Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	77,937
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	179,769
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	26,599
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	310,000	3,288,651
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	49,508
The Shanghai Commercial & Savings Bank Ltd.	Banks	99,000	152,839
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	9,000	14,169
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	9,000	21,963
U-Ming Marine Transport Corp.	Marine	12,000	12,730
Uni-President Enterprises Corp.	Food Products	144,000	347,988
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	39,000	66,224
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	330,000	177,837
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	27,000	71,196
Walsin Lihwa Corp.	Electrical Equipment	93,000	45,862
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	14,000	84,936
Wan Hai Lines Ltd.	Marine	21,000	11,708
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	12,000	121,609
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	84,000	101,923

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	2,500	67,956
	Electronic Equipment, Instruments &
Yageo Corp.	Components	13,500	174,329
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	333,000	196,948
Yulon Motor Co. Ltd.	Automobiles	27,000	19,721
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,134
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	18,000	78,395
Total Investments (Cost $14,202,287) 99.5%			16,928,816

Other Assets, less Liabilities 0.5%			78,297
Net Assets 100.0%			$17,007,113

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Taiwan Index	Long	1	$43,270	7/30/20	$198

* As of period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.7%
Australia 3.0%
Rio Tinto PLC	Metals & Mining	43,243	$2,430,580
Germany 0.1%
TUI AG	Hotels, Restaurants & Leisure	17,513	82,423
Ireland 2.5%
CRH PLC	Construction Materials	31,291	1,063,237
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	4,731	619,344
Smurfit Kappa Group PLC	Containers & Packaging	9,462	313,326
			1,995,907
Kazakhstan 0.1%
KAZ Minerals PLC	Metals & Mining	8,798	54,354
Netherlands 0.6%
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	4,731	493,488
Russia 0.4%
Evraz PLC	Metals & Mining	22,991	81,928
Polymetal International PLC	Metals & Mining	13,529	270,054
			351,982
South Africa 0.1%
Investec PLC	Capital Markets	26,726	53,332
Switzerland 1.4%
Coca-Cola HBC AG	Beverages	7,802	195,502
[a] Glencore PLC	Metals & Mining	429,525	908,701
			1,104,203
United Arab Emirates 0.0%†
[a] NMC Health PLC	Health Care Providers & Services	3,705	—
United Kingdom 91.4%
3i Group PLC	Capital Markets	37,931	390,219
Admiral Group PLC	Insurance	8,300	235,774
Anglo American PLC	Metals & Mining	48,970	1,131,125
Antofagasta PLC	Metals & Mining	13,944	161,541
Ashmore Group PLC	Capital Markets	18,343	94,557
Ashtead Group PLC	Trading Companies & Distributors	17,762	596,732
Associated British Foods PLC	Food Products	13,861	327,976
AstraZeneca PLC	Pharmaceuticals	52,290	5,440,771
Auto Trader Group PLC	Interactive Media & Services	37,599	244,551
Avast PLC	Software	21,829	142,547
AVEVA Group PLC	Software	2,490	125,896
Aviva PLC	Insurance	155,957	527,229
B&M European Value Retail SA	Multiline Retail	33,532	164,693
Babcock International Group PLC	Commercial Services & Supplies	10,043	38,493
BAE Systems PLC	Aerospace & Defense	127,986	764,447
Barclays PLC	Banks	688,402	973,245
Barratt Developments PLC	Household Durables	40,421	247,673
Bellway PLC	Household Durables	4,897	154,052
BHP Group PLC	Metals & Mining	82,917	1,694,971
BP PLC	Oil, Gas & Consumable Fuels	789,994	2,998,632
British American Tobacco PLC	Tobacco	90,968	3,489,462
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	36,769	175,548
BT Group PLC	Diversified Telecommunication Services	346,442	488,207
Bunzl PLC	Trading Companies & Distributors	13,363	357,635
Burberry Group PLC	Textiles, Apparel & Luxury Goods	16,019	316,590
Centrica PLC	Multi-Utilities	232,400	110,669
Cineworld Group PLC	Entertainment	40,255	30,112
Compass Group PLC	Hotels, Restaurants & Leisure	70,965	975,051
ConvaTec Group PLC	Health Care Equipment & Supplies	63,080	152,454

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Croda International PLC	Chemicals	4,980	323,417
DCC PLC	Industrial Conglomerates	3,901	324,391
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	4,067	139,499
Diageo PLC	Beverages	91,383	3,027,759
Direct Line Insurance Group PLC	Insurance	54,448	182,318
DS Smith PLC	Containers & Packaging	50,713	205,653
easyJet PLC	Airlines	7,802	65,553
Experian PLC	Professional Services	36,105	1,257,594
Ferguson PLC	Trading Companies & Distributors	8,964	732,340
Fresnillo PLC	Metals & Mining	7,387	76,798
G4S PLC	Commercial Services & Supplies	61,586	86,711
GlaxoSmithKline PLC	Pharmaceuticals	196,378	3,971,124
GVC Holdings PLC	Hotels, Restaurants & Leisure	22,908	209,628
	Electronic Equipment, Instruments &
Halma PLC	Components	15,023	427,493
Hargreaves Lansdown PLC	Capital Markets	14,276	287,258
Hikma Pharmaceuticals PLC	Pharmaceuticals	6,723	184,414
Hiscox Ltd.	Insurance	13,529	131,826
HomeServe PLC	Commercial Services & Supplies	11,039	177,999
Howden Joinery Group PLC	Trading Companies & Distributors	22,659	154,770
HSBC Holdings PLC	Banks	811,823	3,797,695
IMI PLC	Machinery	10,624	121,097
Imperial Brands PLC	Tobacco	37,516	713,168
Inchcape PLC	Distributors	15,521	93,971
Informa PLC	Media	59,511	345,894
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	7,304	321,916
Intermediate Capital Group PLC	Capital Markets	11,205	178,461
International Consolidated Airlines Group SA	Airlines	18,011	49,449
Intertek Group PLC	Professional Services	6,474	435,161
ITV PLC	Media	148,736	137,246
J Sainsbury PLC	Food & Staples Retailing	65,736	169,513
JD Sports Fashion PLC	Specialty Retail	17,098	131,448
John Wood Group PLC	Energy Equipment & Services	26,643	63,816
Johnson Matthey PLC	Chemicals	7,636	197,947
Kingfisher PLC	Specialty Retail	84,079	229,385
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	28,386	193,958
Legal & General Group PLC	Insurance	235,969	644,064
Lloyds Banking Group PLC	Banks	2,801,499	1,079,133
London Stock Exchange Group PLC	Capital Markets	12,533	1,294,302
M&G PLC	Diversified Financial Services	103,169	213,585
Marks & Spencer Group PLC	Multiline Retail	78,518	96,047
Meggitt PLC	Aerospace & Defense	30,959	112,578
Melrose Industries PLC	Electrical Equipment	191,066	269,133
Micro Focus International PLC	Software	13,031	69,557
Mondi PLC	Paper & Forest Products	19,256	359,389
National Grid PLC	Multi-Utilities	139,689	1,707,357
Next PLC	Multiline Retail	5,063	306,161
[a] Ninety One PLC	Capital Markets	13,280	33,802
[a] Ocado Group PLC	Internet & Direct Marketing Retail	18,260	457,559
Pearson PLC	Media	29,880	212,584
Pennon Group PLC	Water Utilities	16,683	230,665
[a] Persimmon PLC	Household Durables	12,699	358,694
Phoenix Group Holdings PLC	Insurance	20,833	165,774
Prudential PLC	Insurance	103,833	1,563,288
Quilter PLC	Capital Markets	72,625	124,867
Reckitt Benckiser Group PLC	Household Products	25,149	2,309,429
RELX PLC	Professional Services	74,119	1,712,574
	Electronic Equipment, Instruments &
Renishaw PLC	Components	1,328	66,029
Rentokil Initial PLC	Commercial Services & Supplies	73,953	465,654
Rightmove PLC	Interactive Media & Services	34,445	232,379
Rolls-Royce Holdings PLC	Aerospace & Defense	68,558	241,763

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Royal Bank of Scotland Group PLC	Banks	180,774	271,611
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	163,510	2,600,165
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	147,906	2,236,894
RSA Insurance Group PLC	Insurance	40,919	207,193
Schroders PLC	Capital Markets	4,482	163,315
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	47,393	524,101
Severn Trent PLC	Water Utilities	9,462	289,826
Smith & Nephew PLC	Health Care Equipment & Supplies	34,860	648,465
Smiths Group PLC	Industrial Conglomerates	15,770	275,134
Spirax-Sarco Engineering PLC	Machinery	2,988	368,311
SSE PLC	Electric Utilities	41,334	696,882
St. James's Place Capital PLC	Capital Markets	21,248	250,149
Standard Chartered PLC	Banks	102,920	559,666
Standard Life Aberdeen PLC	Capital Markets	89,557	296,117
Tate & Lyle PLC	Food Products	18,592	153,363
Taylor Wimpey PLC	Household Durables	144,088	253,878
Tesco PLC	Food & Staples Retailing	385,286	1,085,892
The Berkeley Group Holdings PLC	Household Durables	4,648	239,199
The Sage Group PLC	Software	43,575	361,706
Travis Perkins PLC	Trading Companies & Distributors	10,043	139,665
Unilever PLC	Personal Products	43,409	2,335,856
United Utilities Group PLC	Water Utilities	27,307	307,106
[a] Virgin Money UK PLC	Banks	49,634	56,495
Vodafone Group PLC	Wireless Telecommunication Services	1,067,131	1,699,081
Weir Group PLC	Machinery	10,292	135,243
[a] Whitbread PLC	Hotels, Restaurants & Leisure	8,092	222,166
William Morrison Supermarkets PLC	Food & Staples Retailing	87,565	206,166
WPP PLC	Media	47,227	368,095
			72,975,629
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	5,229	63,692
Total Investments (Cost $100,013,489) 99.7%			79,605,590

Other Assets, less Liabilities 0.3%			257,291
Net Assets 100.0%			$79,862,881

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $493,488, representing 0.6% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $493,488, representing
0.6% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE 100 Index	Long	3	$227,876	9/18/20	$4,259

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 98.2%
Airlines 0.7%
[a] Mileage Plus Holdings LLC, 144A, 6.50%, 6/20/27	United States	1,200,000	$1,206,000

Automobiles & Components 3.1%
Adient U.S. LLC,
[a] secured note, 144A, 9.00%, 4/15/25	United States	600,000	648,945
[a] senior secured note, 144A, 7.00%, 5/15/26	United States	1,200,000	1,243,962
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,400,000	1,393,266
The Goodyear Tire & Rubber Co., senior note, 9.50%, 5/31/25	United States	1,500,000	1,609,688
			4,895,861
Capital Goods 10.0%
[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	3,000,000	2,685,510
[a] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	700,000	690,238
[a] Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,100,000	1,105,533
Hillenbrand Inc., senior note, 5.75%, 6/15/25	United States	800,000	829,000
Jeld-Wen Inc.,
[a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,546,000
[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	481,823
[a] JELD-WEN Inc., senior secured note, 144A, 6.25%, 5/15/25	United States	400,000	417,000
[a] Navistar International Corp., senior secured note, 144A, 9.50%, 5/01/25	United States	600,000	645,375
[a] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	3,000,000	3,031,965
[a] Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	1,700,000	1,667,113
[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000	397,186
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	600,000	600,660
[a] Vertical Holding Gmbh, 144A, 7.625%, 7/15/28	Germany	300,000	300,000
[a] Vertical U.S. Newco Inc., 144A, 5.25%, 7/15/27	United States	600,000	600,000
WESCO Distribution Inc.,
[a] secured note, 144A, 7.125%, 6/15/25	United States	500,000	528,600
[a] secured note, 144A, 7.25%, 6/15/28	United States	400,000	422,828
			15,948,831
Commercial & Professional Services 4.8%
[a] Ahern Rentals Inc., second lien, 144A, 7.375%, 5/15/23	United States	1,500,000	725,468
[a] GFL Environmental Inc., senior note, 144A, 5.125%, 12/15/26	Canada	2,200,000	2,282,500
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,500,000	1,518,592
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,200,000	2,210,296
United Rentals North America Inc., senior bond, 5.50%, 5/15/27	United States	900,000	930,542
			7,667,398
Consumer Durables & Apparel 1.6%
[a] Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A,
9.875%, 4/01/27	United States	2,400,000	2,558,544

Consumer Services 2.6%
[a,b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	22,000
[a] Boyd Gaming Corp., senior note, 144A, 8.625%, 6/01/25	United States	1,200,000	1,256,250
[a] Downstream Development Authority of Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	100,000	84,865
[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	400,000	288,000
[a] International Game Technology PLC, senior secured note, first lien, 144A,
5.25%, 1/15/29	United Kingdom	400,000	391,000
[a] Vail Resorts Inc., secured note, 144A, 6.25%, 5/15/25	United States	800,000	840,500
[a] Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., secured note,
144A, 7.75%, 4/15/25	United States	1,300,000	1,315,047
			4,197,662
Diversified Financials 4.4%
[a] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	2,000,000	1,896,230
HAT Holdings I LLC/HAT Holdings II LLC,
[a] senior note, 144A, 6.00%, 4/15/25	United States	700,000	734,562

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] senior note, 144A, 5.25%, 7/15/24	United States	600,000	613,188
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.00%,
10/15/27	United States	1,400,000	1,442,917
Springleaf Finance Corp.,
secured note, 8.875%, 6/01/25	United States	500,000	535,533
senior bond, 5.375%, 11/15/29	United States	1,100,000	1,040,820
senior note, 6.625%, 1/15/28	United States	700,000	694,183
			6,957,433
Energy 11.2%
Cenovus Energy Inc.,
senior bond, 5.40%, 6/15/47	Canada	100,000	85,933
senior bond, 6.75%, 11/15/39	Canada	1,100,000	1,083,382
[a] Cheniere Energy Inc., senior bond, 144A, 4.875%, 5/28/21	United States	1,900,000	1,927,930
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
10/01/25	United States	600,000	598,620
Comstock Resources Inc., senior note, 9.75%, 8/15/26	United States	400,000	374,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	600,000	520,131
[a] senior note, 144A, 5.625%, 5/01/27	United States	1,600,000	1,338,952
[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
first lien, 144A, 7.50%, 4/01/25	United States	1,100,000	939,009
[a] CVR Energy Inc., senior note, 144A, 5.25%, 2/15/25	United States	2,500,000	2,307,812
Endeavor Energy Resources LP/EER Finance Inc.,
[a] senior bond, 144A, 5.75%, 1/30/28	United States	1,000,000	962,315
[a] senior note, 144A, 6.625%, 7/15/25	United States	500,000	505,160
EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,100,000	828,196
EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	1,900,000	1,467,949
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	100,000	75,363
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	Bermuda	1,100,000	679,250
Occidental Petroleum Corp.,
senior bond, 6.45%, 9/15/36	United States	300,000	258,324
senior note, 5.55%, 3/15/26	United States	1,000,000	914,745
senior note, 2.90%, 8/15/24	United States	200,000	171,398
senior note, FRN, 3.142%, 8/15/22	United States	100,000	92,038
senior unsecured, 8.875%, 7/15/30	United States	900,000	901,125
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	500,000	319,078
[a] Seven Generations Energy Ltd., secured note, 144A, 5.375%, 9/30/25	Canada	800,000	706,492
Sunoco LP/Sunoco Finance Corp., secured note, 6.00%, 4/15/27	United States	500,000	496,140
[a] Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	196,522
			17,750,364
Food, Beverage & Tobacco 5.0%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	3,100,000	3,126,350
[a] JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond,
144A, 5.50%, 1/15/30	Free of Tax	2,600,000	2,669,394
Kraft Heinz Foods Co.,
[a] senior bond, 144A, 4.25%, 3/01/31	United States	500,000	531,137
[a] senior note, 144A, 3.875%, 5/15/27	United States	300,000	313,902
[a] Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	1,300,000	1,278,095
			7,918,878
Health Care Equipment & Services 6.3%
Centene Corp., senior note, 4.25%, 12/15/27	United States	2,700,000	2,792,407
CHS/Community Health Systems Inc., senior secured note, first lien,
6.25%, 3/31/23	United States	2,600,000	2,454,166
HCA Inc., senior bond, 3.50%, 9/01/30	United States	2,300,000	2,217,565
[a] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	800,000	802,764
[a] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,400,000	1,307,229
[a] Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, secured note,
144A, 7.375%, 6/01/25	United States	300,000	305,437
[a,c] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	88,312
			9,967,880
Insurance 2.2%

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note,
144A, 6.75%, 10/15/27	United States	1,100,000	1,098,141
[a] NMI Holdings, Inc., secured note, 144A, 7.375%, 6/01/25	United States	1,200,000	1,258,656
Radian Group Inc., secured note, 6.625%, 3/15/25	United States	1,200,000	1,232,250
			3,589,047
Materials 12.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
[a] senior note, 144A, 5.25%, 8/15/27	Luxembourg	700,000	688,317
[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	Luxembourg	400,000	411,250
Cleveland-Cliffs Inc.,
[a] senior note, 144A, 9.875%, 10/17/25	United States	300,000	315,248
[a] senior secured note, 144A, 6.75%, 3/15/26	United States	1,200,000	1,161,000
[a] CSN Resources SA, senior note, 144A, 7.625%, 4/17/26	Luxembourg	1,200,000	1,039,500
[a] Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	600,000	607,681
[a] Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,800,000	1,785,744
[a] Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%,
7/01/28	United States	1,000,000	1,045,000
Mauser Packaging Solutions Holding Co.,
[a] senior note, 144A, 8.50%, 4/15/24	United States	500,000	525,625
[a] senior note, 144A, 7.25%, 4/15/25	United States	1,700,000	1,546,558
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	150,000	149,625
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	400,000	382,992
[a] Olin Corp., secured note, 144A, 9.50%, 6/01/25	United States	300,000	335,063
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	2,000,000	2,070,210
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	486,562
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	400,000	385,246
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, first lien,144A, 5.125%,
7/15/23	United States	500,000	506,597
[a] Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	1,400,000	1,498,875
[a] Standard Industries Inc., senior bond, 144A, 5.00%, 2/15/27	United States	1,000,000	1,015,405
[a] SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	500,000	424,158
[a] TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	538,188
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	2,100,000	2,128,875
			19,047,719
Media & Entertainment 14.9%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,200,000	1,176,750
CCO Holdings LLC / CCO Holdings Capital Corp.,
[a] senior bond, 144A, 5.375%, 6/01/29	United States	1,200,000	1,267,368
[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,000,000	2,048,310
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	1,300,000	1,250,288
Colt Merger Sub Inc.,
[a] senior note, 144A, 5.75%, 7/01/25	United States	400,000	403,000
[a] senior secured note, 144A, 6.25%, 7/01/25	United States	900,000	895,230
CSC Holdings LLC,
[a] senior bond, 144A, 6.625%, 10/15/25	United States	500,000	520,933
[a] senior note, 144A, 7.50%, 4/01/28	United States	2,400,000	2,625,972
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., senior note,
144A, 6.625%, 8/15/27	United States	600,000	323,118
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	1,300,000	1,324,732
[a] DISH Network Corp., senior note, 144A, 7.375%, 7/01/28	United States	500,000	499,375
[a] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	2,700,000	2,774,655
[a] LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A,
6.75%, 10/15/27	United States	2,200,000	2,247,718
[a] Match Group Inc., senior note, 144A, 4.625%, 6/01/28	United States	600,000	609,315
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	300,000	334,439
senior bond, 5.75%, 3/01/24	United States	1,100,000	1,194,759
[a] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	600,000	601,518
[a] Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	500,000	474,595

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Six Flags Theme Parks Inc., senior secured note, first lien, 144A, 7.00%,
7/01/25	United States	400,000	415,250
[a] Univision Communications Inc., secured note, 144A, 6.625%, 6/01/27	United States	1,500,000	1,438,125
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%,
8/15/30	United Kingdom	1,300,000	1,304,062
			23,729,512
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
[a] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	2,000,000	2,172,400
[a] Bausch Health Companies Inc., senior note, 144A, 5.00%, 1/30/28	Canada	500,000	471,370
[a] Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,400,000	1,455,748
[a] Horizon Therapeutics USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	400,000	416,824
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	1,000,000	1,029,545
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Netherlands	2,000,000	1,793,260
			7,339,147
Real Estate 0.4%
[a] SBA Communications Corp., secured note, 144A, 3.875%, 2/15/27	United States	600,000	598,323

Retailing 0.9%
[a] Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,300,000	1,290,250
[a] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	500,000	112,500
			1,402,750
Semiconductors & Semiconductor Equipment 0.5%
[a] Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	700,000	750,880

Software & Services 1.4%
[a] Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	489,063
[a] Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	Luxembourg	400,000	399,936
CDW LLC/CDW Finance Corp., senior note, 4.125%, 5/01/25	United States	900,000	905,062
[a] Gartner Inc., senior note, 144A, 4.50%, 7/01/28	United States	500,000	507,100
			2,301,161
Technology Hardware & Equipment 2.0%
CommScope Inc.,
[a] senior note, 5.00%, 6/15/21	United States	300,000	300,000
[a] senior secured note, 144A, 7.125%, 7/01/28	United States	800,000	802,080
[a] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	500,000	484,150
[a] Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	100,313
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
[a] secured note, 144A, 5.75%, 6/01/25	United States	600,000	617,625
[a] senior note, 144A, 6.75%, 6/01/25	United States	800,000	812,492
			3,116,660
Telecommunication Services 4.3%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,300,000	2,543,627
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	2,300,000	2,521,134
Front Range BidCo Inc.,
[a] senior note, 144A, 4.00%, 3/01/27	United States	500,000	475,390
[a] senior note, 144A, 6.125%, 3/01/28	United States	500,000	487,110
Sprint Corp., senior note, 7.625%, 2/15/25	United States	700,000	809,137
			6,836,398
Transportation 0.4%
[a] DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	600,000	573,687

Utilities 4.9%
Calpine Corp.,
[a] first lien, 144A, 4.50%, 2/15/28	United States	300,000	294,504
[a] senior note, 144A, 5.125%, 3/15/28	United States	700,000	685,737
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	3,100,000	3,149,786
Talen Energy Supply LLC,
[a] secured note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,202,250
senior note, 6.50%, 6/01/25	United States	500,000	338,483
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,052,090

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

		7,722,850
Total Corporate Bonds & Notes (Cost $160,346,026)		156,076,985
Total Investments before Short Term Investments (Cost $160,346,026)		156,076,985
Short Term Investments 3.4%
U.S. Government & Agency Securities (Cost $5,430,000) 3.4%
[d] FHLB, 7/01/20	5,430,000	5,430,000
Total Investments (Cost $165,776,026) 101.6%		161,506,985
Other Assets, less Liabilities (1.6)%		(2,600,730)
Net Assets 100.0%		$158,906,255

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was
$116,223,126, representing 73.1% of net assets.
bDefaulted Securities.
cIncome may be received in additional securities and/or cash.
dThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
NCI	-	National Median Cost of Funds Index
PIK	-	Payment-In-Kind
SBA	-	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principal Amount*	Value
Municipal Bonds 100.8%
Alabama 0.8%
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Refunding,
Series A, 4.00%, 12/01/33	100,000		$110,811

Alaska 2.0%
Alaska St Indl Dev & Export Auth Revenue, 4.00%, 4/01/32	100,000		115,021
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000		165,669
			280,690
Arizona 4.1%
La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools
Project, Series A, 5.00%, 2/15/28	100,000		113,087
Maricopa County UHSD No. 210 Phoenix, GO, Series C, 5.00%, 7/01/31	170,000		224,322
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000		121,888
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University
Project, Series A, 5.00%, 7/01/31	100,000		109,072
			568,369
Arkansas 1.7%
Arkansas Development Finance Authority Healthcare Revenue, Baptist Health, 4.00%, 12/01/34	100,000		114,059
Arkansas Development Financing Authority Healthcare Revenue, Bapist Memorial Health care Corporation,
Refunding, Series B-1, 5.00%, 9/01/32	100,000		119,259
			233,318
California 11.9%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000		116,795
California State Municipal Finance Authority Revenue, Biola University, Refunding, 5.00%, 10/01/29	100,000		114,309
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000		99,863
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000		111,904
Irvine Inified School District Special Tax, Series A, 5.00%, 9/01/32	250,000		319,768
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000		123,003
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000		117,305
Poway USD Special Tax, CFD No. 16, Del Sur East II, Improvement Area A, AGMC Insured, 5.00%, 9/01/32	250,000		309,880
Sacramento Municipal Utility District Revenue, Electric Revenue, Refunding, Series H, 5.00%, 8/15/30	250,000		348,497
			1,661,324
Colorado 5.3%
Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and
Improvement, 4.00%, 1/01/29	100,000		94,873
Denver City and County Co Board of Water Commissioners Water Revenue, Refunding, Series B, 4.00%,
9/15/33	250,000		311,480
Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 5.00%,
11/01/27	100,000		127,994
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000		102,046

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	100,718
		737,111
Connecticut 1.1%
Connecticut State HFA Housing Mortgage Finance Program Revnue, Series A, Subseries A-1, 2.875%,
11/15/30	150,000	159,393

Delaware 0.7%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University
Project, Series A, 5.00%, 7/01/29	100,000	102,959

Florida 9.1%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and Clinics
Inc., Refunding, Series B-1, 5.00%, 12/01/32	100,000	124,567
Holly Hill Road East CDD Special Assessment, Assessment Area 3 Project, 4.00%, 11/01/25	110,000	111,133
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc., Obligated Group,
Refunding, 5.00%, 11/01/27	100,000	120,088
[a] Kingman Gate Cdd Special Assessment, 3.125%, 6/15/30	110,000	109,766
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	137,541
Osceola County Transportation Revenue, CABS, Refunding, Series A-2, 10/01/32	150,000	105,141
Sarasota County Capital Import, Revenue, 5.00%, 10/01/33	200,000	260,598
St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.13%, 9/01/28	100,000	100,000
Tampa Capital Important Cigarette Tax Allocation Revenue, CABS, Series A, 9/01/34	150,000	95,746
Village CDD No. 13 Special Assessment Revenue, 3.00%, 5/01/29	100,000	100,207
		1,264,787
Georgia 2.5%
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Series B, Daily VRDN and Put, 0.11%, 7/01/35	100,000	100,000
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%,
1/01/33	100,000	122,848
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	122,854
		345,702
Illinois 3.9%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	101,869
Illinois State Finance Authority MFHR,
Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	27,500
Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	60,000
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	118,224
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	230,699
		538,292
Kentucky 1.5%
County of Owen Water Facilities Revenue, Kentucky-American Water Co. Project, Refunding, Series A,
2.45%, 6/01/39	100,000	107,411
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	101,596
		209,007
Louisiana 0.8%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group
- ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	106,399

Maryland 2.4%
Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior
Lien, Refunding, Series A, 3.25%, 6/01/31	100,000	93,671
Frederick County Tax Increment and Special Tax B, Limited Obligation, Oakdale-Lake Linganore Project,
Refunding, 3.25%, 7/01/29	140,000	134,023

	FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A,
5.00%, 6/01/27	100,000	112,579
		340,273
Massachusetts 0.8%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	112,761
Michigan 0.7%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	98,064
Minnesota 3.6%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	117,870
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	146,648
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	119,738
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit
Enhancement Program, Series A, 5.00%, 2/01/25	100,000	120,488
		504,744
Missouri 3.3%
Curators of the University of Missouri System Facilities Revenue, , Series B, 5.00%, 11/01/30	250,000	345,202
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	107,135
		452,337
Montana 0.9%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	121,064
Nevada 2.4%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/28	100,000	118,763
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	95,000	97,097
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	123,488
		339,348
New Hampshire 0.9%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,966
New Jersey 2.4%
New Jersey EDA Water Facilities Revenue, American Water Co. Inc., Project, Refunding, Series A, 2.20%,
10/01/39	100,000	103,658
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A,
5.00%, 12/15/28	100,000	116,500
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	111,794
		331,952
New Mexico 2.3%
Las Cruces School District No. 2 GO, Refunding, 5.00%, 8/01/28	250,000	319,343
New York 1.6%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	116,047
Nassau County IDA Revenue, Civic Facility, 1999 Cold Spring Harbor Laboratory Project, Refunding and
Improvement, Daily VRDN and Put, 0.12%, 1/01/34	100,000	100,000
		216,047
North Carolina 2.2%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	106,473
The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.11%, 1/15/38	200,000	200,000
		306,473
Ohio 4.2%
Franklin County Convention Facilities Authority Hotel Project Revenue, GRTR Columbus Convention Center
Hotel Expense Project, 5.00%, 12/01/30	100,000	97,864

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	126,913
Franklin County Revenue, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/31	100,000	128,722
Hamilton County Hospital Facilities Revenue, UC Health, 5.00%, 9/15/33	100,000	124,992
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	102,800
		581,291
Pennsylvania 4.0%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	106,957
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	109,332
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	101,644
Luzerne County IDA Revenue, Pennsylvania-American Water Co. Project, Refunding, 2.45%, 12/01/39	100,000	108,388
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	133,791
		560,112
South Carolina 0.8%
Patriots Energy Group Revenue, Gas System Improvement, Refunding, 4.00%, 6/01/33	100,000	114,497

Tennessee 4.0%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	104,405
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	119,677
Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/30	100,000	129,641
Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.11%, 6/01/42	200,000	200,000
		553,723
Texas 6.3%
Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF
Guarantee, 4.00%, 8/15/33	100,000	119,715
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	115,901
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	126,437
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue, Wesleyan Homes Inc.
Project, Refunding, 4.00%, 1/01/29	100,000	90,052
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	101,134
CHF-Collegiate Housing College Station I LLC, Texas A&M University Project,
Series A, 5.00%, 4/01/29	100,000	100,057
Port Freeport Revenue, Brazoria County, senior lien, Series A, 5.00%, 6/01/31	100,000	126,814
[a] Princeton Special Assessment Revenue, Winchester Public Improvement District Phase 1 and 2 Project,
3.25%, 9/01/30	100,000	100,572
		880,682
Utah 1.6%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	109,321
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	106,621
		215,942
Vermont 0.9%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	122,663

Virginia 0.7%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	101,216

Washington 4.3%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	121,524
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	115,644
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	126,976
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	126,545

	FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	102,107
		592,796
Wisconsin 5.1%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	129,382
Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, Daily VRDN and
Put, 0.12%, 6/01/34	200,000	200,000
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	75,000	74,305
PFAR, Retirement Facilities, Friends Homes, Refunding, 4.00%, 9/01/29	100,000	95,549
PFAR, Ultimate Medical Academy Project, Refunding, Series A, 5.00%, 10/01/29	100,000	109,033
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	100,324
		708,593
Total Investments (Cost $13,789,838) 100.8%		14,018,049

Other Assets, less Liabilities (0.8)%		(106,259)
Net Assets 100.0%		$13,911,790

aSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.

CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
ID	-	Improvement District
ISD	-	Independent School District
IDAR	-	Industrial Development Authority Revenue
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transit Authority
MFHR	-	Multi-Family Housing Revenue
PSF	-	Permanent School Fund
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 88.3%
Australia 1.2%
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,100,000	AUD	$863,447
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,100,000	AUD	890,872
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,100,000	AUD	862,348
			2,616,667
Belgium 1.9%
[a] Government of Belgium, Reg S, 1.25%, 4/22/33	3,000,000	EUR	3,905,667

Canada 4.9%
Government of Canada,
2.75%, 6/01/22	4,820,000	CAD	3,720,446
1.25%, 3/01/25	3,400,000	CAD	2,609,280
1.25%, 6/01/30	600,000	CAD	472,783
5.00%, 6/01/37	2,100,000	CAD	2,563,234
senior bond, 2.00%, 12/01/51	1,050,000	CAD	984,313
			10,350,056
China 1.8%
China Development Bank,
Unsecured, 2003, 3.23%, 1/10/25	13,000,000	CNY	1,864,941
Unsecured, 2004, 3.43%, 1/14/27	13,000,000	CNY	1,854,666
			3,719,607
Cyprus 1.0%
[a] Government of Cyprus, Reg S, 1.50%, 4/16/27	1,800,000	EUR	2,131,503
Finland 0.7%
[a] Government of Finland, Reg S, 0.375%, 9/15/20	1,350,000	EUR	1,519,755
France 4.6%
French Republic Government Bond OAT,
[a] Reg S, 11/25/29	2,600,000	EUR	2,974,649
[a,b] Reg S, 144A, 1.50%, 5/25/50	900,000	EUR	1,272,178
Government of France,
[a,b] 144A, Reg S, .75%, 5/25/52	900,000	EUR	1,054,373
[a] Reg S, 1.00%, 11/25/25	3,000,000	EUR	3,647,395
[a,c] senior note, Reg S, 5/25/22	600,000	EUR	682,103
			9,630,698
Germany 22.5%
[a] Bundesobligation, Reg S, 4/11/25	12,500,000	EUR	14,526,597
Government of Germany,
[a] Reg S, 1.50%, 9/04/22	17,170,000	EUR	20,233,252
[a] Reg S, 4.25%, 7/04/39	1,950,000	EUR	4,089,256
[a] Reg S, 5.50%, 1/04/31	1,010,000	EUR	1,864,158
[a,c] Strip, Reg S, 10/08/21	3,100,000	EUR	3,512,336
KFW, senior note, 2.05%, 2/16/26	290,000,000	JPY	3,037,058
			47,262,657
Hungary 0.4%
Government of Hungary, 6.75%, 10/22/28	170,000,000	HUF	744,082
Indonesia 0.1%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,500,000,000	IDR	255,229
Ireland 2.0%
[a] Government of Ireland, Reg S, senior bond, 1.50%, 5/15/50	3,000,000	EUR	4,163,213

Italy 4.4%
Italy Buoni Poliennali Del Tesoro,
[a,b] senior bond, 144A, Reg S, senior bond, 2.45%, 9/01/50	970,000	EUR	1,146,172
senior note, 1.20%, 4/01/22	3,800,000	EUR	4,353,130

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Italy Treasury Bond,
senior bond, 1.25%, 12/01/26	1,550,000	EUR	1,783,567
[a,b] senior bond, 144A, Reg S, 4.00%, 2/01/37	1,380,000	EUR	2,037,305
			9,320,174
Japan 21.7%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	950,000,000	JPY	9,899,354
Government of Japan,
senior bond, 1.00%, 12/20/35	1,700,000,000	JPY	17,471,228
senior bond, 1.50%, 3/20/33	250,000,000	JPY	2,705,243
Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	500,000,000	JPY	4,403,732
Japan Government Two Year Bond, senior bond, 0.10%, 4/01/22	1,200,000,000	JPY	11,163,229
			45,642,786
Mexico 0.2%
Government of Mexico, M, senior bond, 7.50%, 6/03/27	7,000,000	[d]MXN	339,510

Netherlands 2.6%
Government of Netherlands,
[a] Reg S, 0.50%, 7/15/26	2,500,000	EUR	2,990,076
[a,b] senior bond, 144A, Reg S, 0.50%, 1/15/40	2,000,000	EUR	2,489,576
			5,479,652
Poland 1.8%
Government of Poland,
2.50%, 7/25/27	6,000,000	PLN	1,656,816
5.75%, 4/25/29	6,000,000	PLN	2,082,097
			3,738,913
Romania 1.0%
[a] Romanian Government International Bond, Reg S, 2.00%, 1/28/32	2,000,000	EUR	2,103,990
Slovenia 1.5%
[a] Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	2,700,000	EUR	3,195,829

South Africa 0.0%†
Government of South Africa, senior bond, 7.00%, 2/28/31	500,000	ZAR	23,733
Spain 3.7%
Government of Spain,
[a,b] senior bond, 144A, Reg S, 1.85%, 7/30/35	2,460,000	EUR	3,180,823
[a,b] senior bond, 144A, Reg S, 2.70%, 10/31/48	130,000	EUR	197,416
senior note, .40%, 4/30/22	1,900,000	EUR	2,167,040
senior note, 1/31/25	1,900,000	EUR	2,148,903
			7,694,182
[e] Supranational 2.1%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	120,000,000	JPY	1,307,125
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	310,000,000	JPY	3,201,150
			4,508,275
United Kingdom 8.2%
United Kingdom Treasury Bond,
[a] Reg S, 1.75%, 9/07/37	1,925,000	GBP	2,859,961
[a] Reg S, 2.25%, 9/07/23	3,400,000	GBP	4,525,306
[a] Reg S, 2.75%, 9/07/24	2,100,000	GBP	2,910,372
[a] Reg S, 3.50%, 7/22/68	685,000	GBP	1,910,001
[a] Reg S, 4.25%, 12/07/46	1,180,000	GBP	2,745,841

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Reg S, 4.75%, 12/07/30	1,300,000	GBP	2,374,191
			17,325,672
Total Foreign Government and Agency Securities (Cost $182,454,763)			185,671,850
Corporate Bonds & Notes 4.6%
Belgium 0.0%†
[a] Anheuser Busch Inbev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	70,983
Czech Republic 0.1%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000	EUR	216,982
Denmark 0.2%
[a] Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50	1,176,130	DKK	176,353
[a] Nykredit Realkredit A/S, secured bond, Reg S, 1.00%, 10/01/50	1,164,924	DKK	174,761
			351,114
France 0.6%
[a] Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	614,821
[a] Orange SA, senior note, Reg S, 1.375%, 3/20/28	500,000	EUR	598,429
			1,213,250
Germany 1.0%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	300,000	EUR	343,672
[a] Bertelsmann SE & Co. KGaA, senior note, Reg S, 1.25%, 9/29/25	500,000	EUR	585,669
[a] Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	578,220
[a] Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	557,316
			2,064,877
Romania 0.1%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	339,835
United Kingdom 0.3%
[a] RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	500,000	EUR	551,567
United States 2.3%
AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	579,636
Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	300,000	EUR	339,435
Apple Inc., senior note, 1.625%, 11/10/26	500,000	EUR	617,773
AT&T Inc., senior note, 0.25%, 3/04/26	500,000	EUR	542,016
DH Europe Finance II Sarl, senior note, 0.20%, 3/18/26	500,000	EUR	553,203
Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	577,577
[a] Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	570,098
Stryker Corp., senior note, 0.25%, 12/03/24	500,000	EUR	556,196
Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	573,386
			4,909,320
Total Corporate Bonds & Notes (Cost $9,272,856)			9,717,928
Total Investments before Short Term Investments (Cost $191,727,619)			195,389,778
Short Term Investments 3.7%
U.S. Government & Agency Securities (Cost $7,885,000) 3.7%
[c] FHLB, 7/01/20	7,885,000		7,885,000
Total Investments (Cost $199,612,619) 96.6%			203,274,778
Other Assets, less Liabilities 3.4%			7,046,147
Net Assets 100.0%			$210,320,925

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $111,439,817, representing 53.0% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was
$12,268,715, representing 5.8% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.
eA supranational organization is an entity formed by two or more central governments through international treaties.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	175,000	$106,158	10/06/20	$—	$(14,493)
Australian Dollar	CITI	Sell	1,000,000	631,499	10/06/20	—	(57,939)
Australian Dollar	CITI	Sell	1,000,000	639,060	10/06/20	—	(50,378)
Australian Dollar	CITI	Sell	340,000	216,136	10/06/20	—	(18,273)
Australian Dollar	CITI	Sell	1,200,000	769,110	10/06/20	—	(58,216)
Canadian Dollar	CITI	Sell	330,000	234,885	10/06/20	—	(7,530)
Canadian Dollar	CITI	Sell	2,000,000	1,421,197	10/06/20	—	(47,990)
Canadian Dollar	CITI	Sell	2,200,000	1,554,990	10/06/20	—	(61,116)
Canadian Dollar	CITI	Sell	640,000	454,745	10/06/20	—	(15,395)
Canadian Dollar	CITI	Sell	9,000,000	6,388,683	10/06/20	—	(222,662)
Danish Krone	CITI	Sell	341,000	50,661	10/06/20	—	(873)
Danish Krone	CITI	Sell	2,000,000	293,158	10/06/20	—	(9,093)
Euro	CITI	Buy	51,506	18,300,000	10/06/20	7	—
Euro	CITI	Sell	2,200,000	2,438,931	10/06/20	—	(38,750)
Euro	CITI	Sell	8,200,000	8,960,140	10/06/20	—	(274,852)
Euro	CITI	Sell	9,250,000	10,105,274	10/06/20	—	(312,248)
Euro	CITI	Sell	2,000,000	2,163,734	10/06/20	—	(88,703)
Euro	CITI	Sell	24,800,000	27,139,384	10/06/20	—	(790,835)
Euro	CITI	Sell	34,000,000	36,975,510	10/06/20	—	(1,315,919)
Euro	CITI	Sell	3,500,000	3,789,041	10/06/20	—	(152,724)
Euro	CITI	Sell	1,000,000	1,083,415	10/06/20	—	(42,804)
Euro	CITI	Sell	2,500,000	2,716,125	10/06/20	—	(99,421)
Euro	CITI	Sell	2,750,000	3,095,648	10/06/20	—	(1,453)
Euro	CITI	Sell	1,100,000	1,240,372	10/06/20	1,532	—
Great British Pound	CITI	Sell	350,000	429,097	10/06/20	—	(4,076)
Great British Pound	CITI	Sell	2,177,844	2,725,356	10/06/20	29,978	—
Great British Pound	CITI	Sell	2,200,000	2,747,378	10/06/20	24,579	—
Great British Pound	CITI	Sell	750,000	926,265	10/06/20	—	(1,962)
Great British Pound	CITI	Sell	8,600,000	10,693,128	10/06/20	49,459	—
Hungarian Forint	CITI	Sell	83,796,714	259,398	10/06/20	—	(6,187)
Hungarian Forint	CITI	Sell	105,000,000	322,789	10/06/20	—	(9,998)
Hungarian Forint	CITI	Sell	30,500,000	92,955	10/06/20	—	(3,712)
Indonesian Rupiah	CITI	Sell	3,500,000,000	217,498	10/06/20	—	(24,947)
Japanese Yen	CITI	Sell	165,000,000	1,533,450	10/06/20	816	—
Japanese Yen	CITI	Sell	780,000,000	7,282,233	10/06/20	37,054	—
Japanese Yen	CITI	Sell	800,000,000	7,457,650	10/06/20	26,697	—
Japanese Yen	CITI	Sell	34,000,000	316,692	10/06/20	877	—
Japanese Yen	CITI	Sell	190,000,000	1,774,074	10/06/20	9,223	—
Japanese Yen	CITI	Sell	3,800,000,000	35,807,169	10/06/20	510,141	—
Mexican Peso	CITI	Sell	1,100,000	45,831	10/06/20	—	(1,238)
Mexican Peso	CITI	Sell	6,500,000	261,552	10/06/20	—	(16,581)
Polish Zloty	CITI	Sell	500,000	121,424	10/06/20	—	(5,048)
Polish Zloty	CITI	Sell	1,350,000	323,493	10/06/20	—	(17,981)
Polish Zloty	CITI	Sell	1,700,000	405,619	10/06/20	—	(24,386)
Polish Zloty	CITI	Sell	3,000,000	721,674	10/06/20	—	(37,158)
Polish Zloty	CITI	Sell	1,000,000	239,502	10/06/20	—	(13,442)
Polish Zloty	CITI	Sell	7,400,000	1,771,094	10/06/20	—	(100,692)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

South African Rand	CITI	Sell	470,000	26,209	10/06/20	—	(603)
Chinese Yuan Renminbi	CITI	Sell	13,800,000	1,930,051	10/13/20	—	(11,792)
Chinese Yuan Renminbi	CITI	Sell	13,800,000	1,911,095	10/13/20	—	(30,747)
Total Forward Exchange Contracts						$690,363	$(3,992,217)
Net unrealized appreciation (depreciation)							$(3,301,854)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
OAT	-	Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 98.5%
Aerospace & Defense 1.7%
L3Harris Technologies Inc., senior note, 4.40%, 6/15/28	United States	4,300,000	$5,093,950
Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	5,272,190
Raytheon Technologies Corp.,
senior bond, 4.15%, 5/15/45	United States	2,100,000	2,515,366
senior bond, 4.50%, 6/01/42	United States	1,700,000	2,108,091
			14,989,597
Air Freight & Logistics 0.7%
FedEx Corp.,
senior bond, 4.00%, 1/15/24	United States	2,500,000	2,767,062
senior bond, 4.75%, 11/15/45	United States	3,000,000	3,311,602
senior bond, 5.10%, 1/15/44	United States	500,000	584,880
			6,663,544
Banks 13.9%
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	6,082,448
Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	10,150,000	11,590,764
Bank of Montreal, senior note, 1.85%, 5/01/25	Canada	3,300,000	3,418,852
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,
1/10/25	France	11,900,000	13,183,957
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	13,096,325
Citigroup Inc.,
senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	6,600,000	7,361,860
senior note, 2.876% to 7/24/22, FRN thereafter, 7/24/23	United States	1,500,000	1,561,729
senior note, 3.352% to 4/24/24, FRN thereafter, 4/24/25	United States	5,700,000	6,161,939
Danske Bank A/S, senior note, 3.244% to 12/20/24, FRN thereafter,
12/20/25	Denmark	2,600,000	2,706,403
Fifth Third Bancorp, senior note, 2.55%, 5/05/27	United States	2,300,000	2,462,657
HSBC Holdings PLC, senior bond, 2.848% to 6/04/30, FRN thereafter,
6/04/31	United Kingdom	3,000,000	3,074,425
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,467,280
senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28	United States	4,150,000	4,636,631
sub. bond, 4.25%, 10/01/27	United States	2,400,000	2,790,260
sub. note, 3.375%, 5/01/23	United States	2,025,000	2,167,314
Lloyds Banking Group PLC, senior note, 3.75%, 1/11/27	United Kingdom	5,400,000	5,985,439
[a] Santander UK PLC, sub. Note, 144A, 5.00%, 11/07/23	United Kingdom	1,055,000	1,152,788
SVB Financial Group, senior note, 3.125%, 6/05/30	United States	2,100,000	2,253,540
[a] Truist Bank, sub. Note, 144A, 3.30%, 5/15/26	United States	6,800,000	7,510,704
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,285,362
Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,711,324
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	5,185,000	6,638,834
			125,300,835
Beverages 1.4%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	Belgium	9,000,000	10,138,484
senior bond, 5.80%, 1/23/59	Belgium	2,000,000	2,852,862
			12,991,346
Biotechnology 3.9%
AbbVie Inc.,
[a] senior bond, 144A, 4.25%, 11/21/49	United States	3,000,000	3,612,105
[a] senior note, 144A, 2.95%, 11/21/26	United States	8,200,000	8,980,265
[a] Sr. Unsecured, 144A, 4.85%, 6/15/44	United States	800,000	1,001,127
Amgen Inc., senior note, 2.45%, 2/21/30	United States	10,000,000	10,593,054
Biogen Inc.,
senior bond, 3.15%, 5/01/50	United States	5,000,000	4,836,844
senior bond, 5.20%, 9/15/45	United States	2,585,000	3,398,350

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	1,800,000	2,409,964
			34,831,709
Building Products 0.6%
[a] Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	5,500,000	5,390,606

Capital Markets 2.6%
Brixmor Operating Partnership LP, Sr. Unsecured, 4.125%, 5/15/29	United States	3,200,000	3,327,898
Credit Suisse Group AG,
[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,307,916
[a] senior note, 144A, 2.997% to 12/14/23, FRN therafter, 12/14/23	Switzerland	6,400,000	6,667,177
Morgan Stanley, senior note, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	1,000,000	1,041,202
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	2,500,000	2,724,927
senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	3,318,284
sub. note, 4.25%, 10/21/25	United States	1,475,000	1,663,491
			23,050,895
Chemicals 3.1%
Air Products and Chemicals Inc., senior bond, 2.70%, 5/15/40	United States	9,000,000	9,580,760
EI du Pont de Nemours and Co., senior note, 1.70%, 7/15/25	United States	1,500,000	1,549,794
LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	7,300,000	7,973,906
The Sherwin-Williams Co., senior bond, 2.30%, 5/15/30	United States	8,400,000	8,583,018
			27,687,478
Commercial Services & Supplies 1.3%
[a] Ashtead Capital Inc., senior note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,809,825
Waste Management Inc., senior bond, 3.45%, 6/15/29	United States	10,000,000	10,355,220
			12,165,045
Consumer Finance 2.1%
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	10,500,000	11,681,896
senior note, 3.20%, 1/30/23	United States	2,900,000	3,056,397
[a] Credit Agricole SA, senior note, 144A, 1.907% to 6/16/25, FRN thereafter,
6/16/26	France	4,000,000	4,059,781
			18,798,074
Containers & Packaging 1.0%
WRKCo Inc., senior bond, 4.90%, 3/15/29	United States	6,300,000	7,523,185
WRKCo. Inc., senior note, 3.90%, 6/01/28	United States	1,000,000	1,107,726
			8,630,911
Diversified Financial Services 0.6%
AON Corp., senior note, 2.80%, 5/15/30	United States	5,000,000	5,356,016
Diversified Telecommunication Services 4.2%
AT&T Inc.,
senior bond, 4.30%, 2/15/30	United States	3,000,000	3,507,687
senior note, 3.80%, 2/15/27	United States	11,800,000	13,299,215
France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,773,852
Telefonica Emisiones SA,
senior bond, 5.52%, 3/01/49	Spain	2,650,000	3,489,369
senior note, 4.103%, 3/08/27	Spain	1,000,000	1,142,403
Verizon Communications Inc., senior bond, 3.15%, 3/22/30	United States	5,000,000	5,663,358
			37,875,884
Electric Utilities 6.8%
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,326,490
Duke Energy Corp.,
senior bond, 3.15%, 8/15/27	United States	1,200,000	1,330,678
senior bond, 4.80%, 12/15/45	United States	2,565,000	3,339,666
[a] Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,564,739
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	14,759,372
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	6,000,000	6,940,548
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,345,000	3,891,619

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

senior bond, 4.75%, 9/01/40	United States	2,950,000	3,624,456
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,430,654
[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	344,837
Virginia Electric & Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	8,175,717
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	7,400,000	7,642,202
			61,370,978
Electronic Equipment, Instruments & Components 0.6%
Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,000,000	5,245,149

Energy Equipment & Services 2.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond,
4.08%, 12/15/47	United States	2,485,000	2,587,947
Schlumberger Holdings Corp.,
[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,188,330
[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,802,290
Total Capital International SA, senior note, 3.455%, 2/19/29	France	8,500,000	9,670,715
			22,249,282
Entertainment 1.0%
The Walt Disney Co.,
senior bond, 6.20%, 12/15/34	United States	4,300,000	6,218,076
senior note, 1.75%, 1/13/26	United States	2,400,000	2,472,488
			8,690,564
Equity Real Estate Investment Trusts (REITs) 1.9%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	7,000,000	7,403,025
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	9,000,000	9,564,151
			16,967,176
Food & Staples Retailing 2.1%
CK Hutchison International 19 Ltd.,
[a] senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,725,000	1,828,563
[a] senior note, 144A, 3.625%, 4/11/29	Hong Kong	8,400,000	9,353,308
Costco Wholesale Corp., senior bond, 1.75%, 4/20/32	United States	3,500,000	3,566,130
The Kroger Co.,
senior bond, 3.50%, 2/01/26	United States	2,100,000	2,371,947
senior bond, 4.45%, 2/01/47	United States	1,400,000	1,701,261
			18,821,209
Food Products 0.2%
Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	1,700,000	1,857,705
Gas Utilities 0.3%
Dominion Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	3,000,000	3,176,372
Health Care Equipment & Supplies 0.6%
Abbott Laboratories, senior bond, 4.90%, 11/30/46	United States	3,600,000	5,176,571

Health Care Providers & Services 4.4%
Anthem Inc.,
senior bond, 3.70%, 9/15/49	United States	1,000,000	1,140,285
senior bond, 5.10%, 1/15/44	United States	570,000	753,197
senior note, 4.101%, 3/01/28	United States	3,785,000	4,429,325
Sr. Unsecured, 3.50%, 8/15/24	United States	4,000,000	4,379,531
Cigna Corp.,
senior bond, 4.90%, 12/15/48	United States	5,450,000	7,215,893
[a] senior note, 144A, 4.50%, 2/25/26	United States	6,500,000	7,567,361
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	6,300,000	8,248,082

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,100,000	5,690,074
			39,423,748
Hotels, Restaurants & Leisure 0.5%
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	4,700,000	4,575,427
Household Durables 0.7%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	5,500,000	6,002,188

Household Products 1.5%
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	1,600,000	1,613,200
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	11,473,352
			13,086,552
Industrial Conglomerates 0.8%
Honeywell International Inc., senior bond, 1.95%, 6/01/30	United States	7,000,000	7,323,422

Insurance 3.9%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	4,750,000	6,126,754
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,900,000	6,202,138
AXA SA, 8.60%, 12/15/30	France	4,500,000	6,540,820
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	5,807,804
[a] Metropolitan Life Global Funding I, Sr. secured, 144A, 3.00%, 1/10/23	United States	2,800,000	2,967,848
Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	6,000,000	6,452,493
The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	1,000,000	1,239,779
			35,337,636
Interactive Media & Services 2.5%
Baidu Inc., senior note, 3.075%, 4/07/25	Cayman Islands	9,000,000	9,478,038
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	13,105,663
			22,583,701
Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd.,
senior note, 3.125%, 11/28/21	China	5,800,000	5,968,647
senior note, 3.40%, 12/06/27	China	9,400,000	10,447,779
			16,416,426
IT Services 1.3%
Fiserv Inc.,
senior bond, 3.50%, 7/01/29	United States	9,600,000	10,800,480
senior bond, 4.40%, 7/01/49	United States	700,000	855,200
			11,655,680
Machinery 0.9%
Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	7,400,000	8,056,851
Media 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
senior bond, 2.80%, 4/01/31	United States	6,000,000	6,095,924
senior secured note, first lien, 4.50%, 2/01/24	United States	1,500,000	1,660,703
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	5,900,000	8,412,919
[a] FOX Corp., senior bond, 144A, 5.476%, 1/25/39	United States	3,600,000	4,817,868
			20,987,414
Metals & Mining 1.2%
Glencore Funding LLC,
[a] senior note, 144A, 4.125%, 5/30/23	Switzerland	4,825,000	5,162,332
[a] senior note, 144A, 4.625%, 4/29/24	Switzerland	1,800,000	1,988,294
[a] senior note, 144A, 4.875%, 3/12/29	Switzerland	3,600,000	4,088,362
			11,238,988
Multi-Utilities 1.0%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	5,800,000	6,753,322

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,603,218
			9,356,540
Multiline Retail 1.4%
Dollar Tree Inc.,
senior note, 3.70%, 5/15/23	United States	5,050,000	5,408,005
senior note, 4.00%, 5/15/25	United States	6,100,000	6,873,256
			12,281,261
Oil, Gas & Consumable Fuels 9.5%
[a] Aker BP ASA, senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	4,713,577
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	5,100,000	5,457,662
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	6,700,000	7,526,373
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	2,350,103
Energy Transfer Operating LP,
senior bond, 6.05%, 6/01/41	United States	1,100,000	1,135,305
senior note, 4.50%, 4/15/24	United States	12,500,000	13,567,621
Enterprise Products Operating LLC,
senior bond, 4.15%, 10/16/28	United States	1,400,000	1,601,704
senior bond, 5.10%, 2/15/45	United States	1,970,000	2,328,596
senior bond, 6.125%, 10/15/39	United States	3,900,000	4,962,875
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	7,800,000	8,333,937
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	2,100,000	2,552,795
MPLX LP,
senior bond, 5.50%, 2/15/49	United States	1,775,000	2,017,017
senior note, 4.875%, 12/01/24	United States	5,000,000	5,556,491
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
4/15/23	United States	4,400,000	4,815,585
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	400,000	421,258
The Williams Cos. Inc.,
senior bond, 4.85%, 3/01/48	United States	1,900,000	2,080,790
senior note, 4.30%, 3/04/24	United States	2,200,000	2,392,842
TransCanada PipeLines Ltd., senior note, 6.10%, 6/01/40	Canada	3,400,000	4,462,800
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	9,065,983
			85,343,314
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.,
[a] senior bond, 144A, 4.125%, 6/15/39	United States	2,700,000	3,457,577
[a] senior bond, 144A, 5.00%, 8/15/45	United States	1,000,000	1,411,754
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/50	Japan	10,200,000	10,288,655
			15,157,986
Real Estate Management & Development 0.7%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,548,702
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,373,556
			5,922,258
Road & Rail 1.4%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	3,700,000	5,231,769
CSX Corp.,
senior bond, 4.25%, 3/15/29	United States	4,600,000	5,508,202
senior bond, 4.25%, 11/01/66	United States	1,800,000	2,180,196
			12,920,167
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp., senior note, 3.70%, 7/29/25	United States	10,000,000	11,385,433
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	3,014,180
Micron Technology Inc., senior note, 2.497%, 4/24/23	United States	2,100,000	2,182,561
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	2,100,000	2,255,089
			18,837,263
Software 0.7%
Microsoft Corp.,
senior bond, 2.675%, 6/01/60	United States	3,600,000	3,779,930

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

senior note, 2.65%, 11/03/22	United States	2,500,000	2,632,085
			6,412,015
Specialty Retail 1.5%
AutoZone Inc., senior note, 3.75%, 4/18/29	United States	4,300,000	4,892,802
The Home Depot Inc., senior note, 3.35%, 4/15/50	United States	7,500,000	8,594,652
			13,487,454
Tobacco 2.2%
[a] BAT International Finance PLC, senior note , 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	7,173,718
[a] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	10,165,000	11,199,796
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	1,305,000	1,636,525
			20,010,039
Trading Companies & Distributors 0.2%
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	1,500,000	1,378,761
Wireless Telecommunication Services 1.2%
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC, first lien, 144A, 3.36%, 3/20/23	United States	2,925,000	2,965,204
[a] T-Mobile USA Inc., senior note, 144A, 3.75%, 4/15/27	United States	7,000,000	7,775,250
			10,740,454
Total Corporate Bonds & Notes (Cost $849,858,473)			885,822,491
U.S. Government & Agency Securities 0.9%
U.S. Treasury Bond,
3.75%, 8/15/41	United States	1,800,000	2,652,890
1.25%, 5/15/50	United States	6,000,000	5,761,875
Total U.S. Government & Agency Securities (Cost $8,069,491)			8,414,765
Total Investments before Short Term Investments (Cost $857,927,964)			894,237,256
Short Term Investments 0.9%
U.S. Government & Agency Securities (Cost $8,325,000) 0.9%
[b] FHLB, 7/01/20	United States	8,325,000	8,325,000
Total Investments (Cost $866,252,964) 100.3%			902,562,256
Other Assets, less Liabilities (0.3)%			(2,884,010)
Net Assets 100.0%			$899,678,246

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was
$197,264,021, representing 21.9% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond	Long	102	$18,213,375	9/21/20	$60,418
CME Ultra Long Term U.S. Treasury Bond	Short	15	3,272,344	9/21/20	(37,521)
Ultra 10 Yr. U.S. Treasury Note	Short	69	10,866,42	9/21/20	(65,993)
U.S. Treasury 5 Yr. Note	Short	123	15,466,289	9/30/20	(48,215)
U.S. Treasury 10 Yr. Note	Short	124	17,257,313	9/21/20	(66,494)

Total Futures Contracts					$(157,805)
*As of period end.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount*	Value
Municipal Bonds 99.0%
Alabama 0.8%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000		$323,910

Alaska 1.7%
[a] Alaska State Municipal Bond Bank Authority Revenue, Refunding One, 5.00%, 12/01/31	425,000		554,055
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000		165,669
			719,724
Arizona 4.5%
Arizona Board of Regents University of Arizona System Revenue, Refunding, 5.00%, 6/01/37	545,000		653,291
Maricopa County UHSD No. 210 Phoenix, GO, Series C, 4.00%, 7/01/36	455,000		541,182
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000		121,888
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/39	315,000		394,172
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000		141,282
			1,851,815
California 7.3%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000		107,080
California State GO, Various Purpose, Refunding, 3.00%, 10/01/37	1,000,000		1,092,690
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000		129,878
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000		127,228
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series D, 5.00%, 7/01/31	400,000		527,128
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000		113,918
Sacramento Muni Utility District, Electric Revenue, Refunding, Series H, 5.00%, 8/15/38	500,000		667,815
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000		124,531
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000		124,172
			3,014,440
Colorado 2.6%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/42	100,000		124,052
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000		126,296
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000		117,910
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	115,000		132,912
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A,
4.00%, 9/01/31	150,000		187,779
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000		121,120
Westminster Water and Wstwtr Utility Enterprise Revenue, Refunding, 5.00%, 12/01/30	200,000		275,400
			1,085,469
Connecticut 0.9%
Connecticut State Health and Educational Facilities Authority Revenue, Yale New Haven Health Issue, Series
B, 1.80%, 7/01/49	225,000		233,492
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000		117,952
			351,444
Delaware 0.8%
University of Delaware Revenue, 5.00%, 11/01/37	250,000		321,985

District of Columbia 1.6%
District of Columbia Income Tax Secured Revenue, Series A, 5.00%, 3/01/33	500,000		663,930

Florida 8.1%
Florida State Turnpike Authority Revenue, Refunding, Series A, 3.00%, 7/01/36	650,000		707,473
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000		590,315
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	250,000		309,490
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000		689,370

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	591,122
Sarasota County Capital Import, Revenue, 5.00%, 10/01/34	250,000	324,638
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	130,033
		3,342,441
Georgia 2.1%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	220,601
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	119,795
Main Street Natural Gas Inc. Gas Supply Revenue,
Series A, 4.00%, 4/01/48	100,000	108,908
Sub-series B, Monthly VRDN and Put, .866%, 4/01/48	425,000	421,634
		870,938
Hawaii 0.6%
Hawaii State Highway Revenue, Refunding, Series B, 5.00%, 1/01/29	210,000	259,344
Illinois 0.7%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put,
0.617%, 11/01/34	295,000	291,186
Indiana 0.7%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage,
5.00%, 1/15/38	250,000	305,353
Kansas 0.3%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	111,888

Louisiana 0.7%
Louisiana GO, Series B, 4.00%, 10/01/34	240,000	277,692
Maine 1.8%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	135,000	170,905
Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	565,850
		736,755
Maryland 0.7%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	135,000	179,292
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	110,191
		289,483
Massachusetts 5.2%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	301,095
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	124,545
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%,
9/01/44	400,000	433,552
Massachusetts State GO,
Series G, 5.00%, 9/01/27	550,000	711,942
[a] Series G, 5.00%, 7/01/37	350,000	463,050
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	131,526
		2,165,710
Michigan 0.7%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	294,309
Minnesota 3.2%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%,
11/01/34	125,000	137,685
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	294,540
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	500,000	534,500
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	119,738
Southern Minnesota Municipal Power Agency Power Supply System Revenue, 5.00%, 1/01/31	100,000	126,387

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	122,047
		1,334,897
Missouri 4.0%
Curators of the University of Missouri System Facilities Revenue, , Series B, 5.00%, 11/01/30	500,000	690,405
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Episcopal-
Presbyterian Hospitals, 4.00%, 12/01/35	755,000	849,096
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	107,892
		1,647,393
Montana 0.3%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	121,064

Nevada 1.7%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,296
Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	573,780
		695,076
New Hampshire 0.3%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,966

New Jersey 1.9%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Capital
Appreciation, Series C, AGMC Insured, zero cpn., 0.01%, 12/15/29	870,000	671,379
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	111,794
		783,173
New Mexico 0.3%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement
Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	116,902
New York 6.7%
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	300,000	387,894
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	116,047
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	113,503
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	123,665
New York State Dormitory Authority Revenues, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	376,350
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	104,948
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	670,000	843,155
New York State Urban Dev. Corp., 5.00%, 3/15/31	630,000	699,495
		2,765,057
North Carolina 0.6%
University of North Carolina at Charlotte Revenue, General, Board of Governors Refunding, 4.00%, 10/01/34	100,000	114,895
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	117,148
		232,043
Ohio 5.8%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, 5.00%, 2/15/33	400,000	519,304
Columbus GO, Series A, 3.00%, 4/01/28	100,000	113,747
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	54,390
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	562,680
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	115,460
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series, 5.00%,
10/01/30	100,000	125,707
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	556,830
Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	118,689
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S,
5.00%, 5/01/23	100,000	113,399

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	128,024
		2,408,230
Oklahoma 2.4%
Oklahoma City GO, 4.00%, 3/01/33	500,000	586,275
[a] Oklahoma State Water Resources Board Loan Program Revnue, Series A, 2.25%, 10/01/36	400,000	400,008
		986,283
Oregon 5.1%
City of Beaverton Water Revenue, 5.00%, 4/01/34	500,000	663,765
Clackamas County School District No. 7J Lake Oswego GO, Multnomah and Washington Counties, 5.00%,
6/01/29	310,000	396,254
[a] Marion and Polk Countys or School District No. 24J Salem, Series C, 4.00%, 6/15/36	500,000	611,580
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	102,924
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	121,992
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	175,000	211,068
		2,107,583
Pennsylvania 1.1%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	133,791
Pennsylvania State University Revenue, 5.00%, 9/01/38	250,000	322,973
		456,764
Tennessee 2.8%
Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding,
Series A-1, 5.00%, 8/01/25	250,000	291,135
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	137,289
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	104,405
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	119,677
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	123,026
Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	260,543
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	124,167
		1,160,242
Texas 10.3%
[a] Cypress-Fairbanks Independent School Dist., 4.00%, 2/15/34	750,000	920,385
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	115,869
Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	295,000	378,420
Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	749,730
[a] Lewisville Independance School District GO, Refunding, 5.00%, 8/15/32	750,000	992,685
Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	130,564
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	108,571
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%,
5/15/33	100,000	125,461
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	115,000	137,157
Water Implementation Fund, Series A, 4.00%, 10/15/35	500,000	592,455
		4,251,297
Utah 3.6%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	109,321
South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	325,000	419,806
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	106,621
Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	255,950
Utah Transit Auth., Sales Tax Revenue, 5.00%, 6/15/29	500,000	594,830
		1,486,528
Virginia 2.5%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	607,630
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	307,347

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing
Program, Series A, 5.00%, 9/01/32	100,000	130,204
		1,045,181
Washington 4.3%
King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	129,329
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	144,636
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	814,730
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/26	100,000	126,976
5.00%, 12/01/28	310,000	402,888
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	125,000	156,864
		1,775,423
Wisconsin 0.3%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	112,506
Total Investments (Cost $39,100,674) 99.0%		40,889,424
Other Assets, less Liabilities 1.0%		398,832
Net Assets 100.0%		$41,288,256

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity purchased on a when-issued basis. See Note 1(b)

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
[a] Senior Floating Rate Interests 87.9%
Aerospace & Defense 2.0%
Dynasty Acquisition Co. Inc.,
Initial Term Loan B-1 Loan, 4.95%, 4/04/26	United States	812,294	$700,603
Initial Term Loan B-2 Loan (CAD), 4.95%, 4/04/26	United States	436,717	376,669
			1,077,272
Airlines 1.6%
American Airlines Inc., 2018 Replacement Term Loan, 3.542%, 6/27/25	United States	759,451	530,349
Delta Air Lines Inc., Term Loan, 5.510%, 4/29/23	United States	320,472	315,345
			845,694
Auto Components 2.8%
Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.673%,
4/30/26	United States	1,588,000	1,517,863
Chemicals 4.3%
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 3.200%,
6/01/24	United States	967,129	930,862
[b] Nouryon USA LLC, Term Loan, TBD, 10/01/25	Netherlands	300,000	283,000
Univar Solutions USA Inc., first lien, Term B-5 Loans, 3.450%, 7/01/26	United States	72,902	69,931
Univar USA Inc., Term B-3 Loans, 3.700%, 7/01/24	United States	1,098,071	1,061,560
			2,345,353
Commercial Services & Supplies 2.9%
Intrado Corp., Term B Loans, 5.450%, 10/10/24	United States	246,684	212,395
Prime Security Services Borrower LLC, Term B-1 Facility, 4.250%, 9/12/26	United States	1,429,582	1,377,760
			1,590,155
Communications Equipment 2.8%
CommScope Inc., Initial Term Loans, 3.423%, 4/04/26	United States	1,588,000	1,512,570
Containers & Packaging 4.3%
Berry Global Inc., Term Y Loans, 2.176%, 7/01/26	United States	1,162,654	1,116,563
Reynolds Group Holdings Inc., U.S. Term Loans, 2.923%, 2/05/23	United States	1,255,681	1,201,372
			2,317,935
Diversified Financial Services 4.0%
Asurion LLC, Replacement B-6 Term Loans, 3.173%, 11/03/23	United States	1,530,731	1,484,809
Trans Union LLC, 2019 Replacement Term B-5 Loans, 1.923%, 11/15/26	United States	710,267	683,779
			2,168,588
Diversified Telecommunication Services 1.4%
Zayo Group Holdings Inc, (Front Range BidCo.), Initial Dollar Term Loan,
3.173%, 3/09/27	United States	773,761	735,919
Electric Utilities 1.3%
[b] Brookfield WEC Holdings Inc., Initial Term Loans, TBD, 8/01/25	United States	726,313	703,616
Food & Staples Retailing 1.2%
Aramark Corp., U.S. Term B-3 Loan, 3.353%, 3/11/25	United States	697,750	661,816
Food Products 1.7%
JBS USA Lux SA, New Term Loans, 3.072%, 5/01/26	United States	964,627	924,836
Health Care Providers & Services 4.5%
Air Medical Group Holdings Inc., 2018 New Term Loans, 5.250%, 3/14/25	United States	364,912	349,337
DaVita Inc., Tranche B-1 Term Loan, 1.923%, 8/12/26	United States	1,588,020	1,543,555
Gentiva Health Services Inc., Term B Loans, 3.437%, 7/02/25	United States	448,875	436,531
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B
Loans, 4.200%, 9/24/24	Luxembourg	190,053	142,778
			2,472,201
Hotels Restaurants & Leisure 7.0%
1011778 B.C. ULC, Term B-4 Loan, 1.923%, 11/19/26	Canada	1,458,404	1,386,577

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Aristocrat Technologies Inc., Term B-3 Loans, 2.859%, 10/19/24	United States	1,073,993	1,024,321
Caesars Resort Collection LLC,
[b] Term Loan, TBD, 6/19/25	United States	129,540	122,161
Term B Loans, 2.923%, 12/22/24	United States	1,399,834	1,254,407
			3,787,466
Insurance 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term
Loan, 2.923%, 5/10/25	United States	447,716	425,330
AssuredPartners Capital Inc., June Incremental Term Loan, 5.500%,
2/13/27	United States	364,602	359,133
			784,463
Leisure Equipment & Products 1.6%
Playtika Holding Corp., Term B Loans, 7.072%, 12/10/24	United States	867,750	869,377
Machinery 1.2%
VERTICAL US NEWCO INC., TERM LOAN B, 6.500%, 7/01/27	United States	659,477	649,585
Media 12.0%
Charter Communications Operating LLC (CCO Safari III LLC), Term B-2
Loan, 1.930%, 2/01/27	United States	1,126,674	1,085,989
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.434%, 7/17/25	United States	1,263,629	1,201,711
Diamond Sports Group LLC, Term Loan, 3.430%, 8/24/26	United States	706,414	578,376
Gray Television Inc., Term C Loan, 2.672%, 1/02/26	United States	254,893	247,458
[c] Nexstar Broadcasting Inc., Term B-4 Loan, 2.922%, 9/19/26	United States	1,537,000	1,465,914
Nielsen Finance LLC (VNU Inc.), Dollar Term B-5 Loan, 4.750%, 6/04/25	United States	106,060	105,397
Sinclair Television Group Inc., Tranche B Term Loans, 2.430%, 1/03/24	United States	820,861	786,658
WideOpenWest Finance LLC, Term B Loan, 4.250%, 8/19/23	United States	1,104,322	1,056,469
			6,527,972
Oil, Gas & Consumable Fuels 2.1%
Buckeye Partners LP, Initial Term Loans, 2.922%, 11/01/26	United States	1,197,000	1,154,207
Personal Products 2.5%
Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1
Commitments, 5.322%, 9/25/26	Luxembourg	1,393,000	1,335,788
Pharmaceuticals 4.3%
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan,
2.108%, 11/15/27	United States	1,286,821	1,242,675
Valeant Pharmaceuticals International, Initial Term Loans, 3.190%, 6/02/25	United States	1,101,902	1,071,428
			2,314,103
Professional Services 2.1%
Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans, 2.180%, 10/04/23	United States	1,178,583	1,142,341
Real Estate Management & Development 1.3%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.923%, 8/21/25	United States	730,812	691,987
Road & Rail 2.5%
Genesee & Wyoming Inc., Initial Term Loan, 3.450%, 12/30/26	United States	1,426,425	1,378,996
Software 9.6%
Athenahealth Inc. (VVC Holding Corp.), Term B Loans, 4.818%, 2/11/26	United States	249,369	241,680
Finastra USA Inc., Dollar Term Loan, 4.500%, 6/13/24	United States	905,345	795,572
Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 1.923%, 2/15/24	United States	1,417,251	1,368,356
Hyland Software Inc., Term Loans, 4.000%, 7/01/24	United States	1,063,150	1,034,445
[b] MA Finance Co. LLC, Tranche B-4 Term Loans, TBD, 5/29/25	United States	450,664	441,651
[b] SS&C European Holdings Sarl, Term B-4 Loan, TBD, 4/16/25	Luxembourg	194,035	185,893
SS&C Technologies Inc.,
[b] Term B-3 Loans, TBD, 4/16/25	United States	276,180	264,590
[b] Term B-5 Loan, TBD, 4/16/25	United States	294,695	282,317
[b] The Ultimate Software Group Inc., 2020 Incremental Term Loan, TBD,
5/03/26	United States	190,901	189,043

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Vertafore Inc., Initial Term Loans, 3.423%, 7/02/25	United States	447,727	423,422
			5,226,969
Specialty Retail 4.7%
Bass Pro Group LLC, Initial Term Loans, 6.072%, 9/25/24	United States	598,465	578,417
[b] EG America LLC, Additional Facility Loan, TBD, 2/06/25	United States	433,734	410,059
Harbor Freight Tools USA Inc., Refinancing Loans, 3.250%, 8/19/23	United States	296,222	285,929
Michaels Stores Inc., 2018 New Replacement Term B Loan, 3.533%,
1/28/23	United States	363,893	334,479
PetSmart Inc., Amended Loan, 5.000%, 3/11/22	United States	471,554	466,740
Staples Inc., 2019 Refinancing Term B-1 Loans, 5.686%, 4/12/26	United States	584,331	504,716
			2,580,340
Wireless Telecommunication Services 0.8%
T-Mobile USA Inc., Term Loan, 3.173%, 4/01/27	United States	423,808	423,808

Total Floating Rate Loans (Cost $50,028,131)			47,741,220
Asset-Backed Securities 8.7%
[d,e] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 3.518%, 4,01/15/2032	United States	1,000,000	935,987
[d,e] Atrium XV, 15A, C, 144A, 3.243%, 3,01/23/2031	United States	1,000,000	953,487
[d,e] BlueMountain CLO Ltd., 2018-3A, C, 144A, 3.191%, 3,10/25/2030	United States	1,000,000	942,449
[d,e] Harbor Parl CLO Ltd., 2018-1A, C, 144A, 3.235%, 3,01/20/2031	United States	1,000,000	963,677
[d,e] LCM XVIII LP, 2018A, CR, 144A, 2.985%, 3,04/20/2031	United States	1,000,000	942,421
Total Asset-Backed Securities (Cost $4,985,052)			4,738,021
Total Investments before Short Term Investments (Cost $55,013,183)			52,479,241
Short Term Investments 2.8%
U.S. Government & Agency Securities (Cost $1,520,000) 2.8%
[f] FHLB,7/01/20	United States	1,520,000	1,520,000
Total Investments (Cost $56,533,183) 99.4%			53,999,241

Other Assets, less Liabilities 0.6%			318,630
Net Assets 100.0%			$54,317,871

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
cA portion or all of the security purchased on a delayed delivery basis.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $4,738,021, representing 8.7% of net assets.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FHLB	-	Federal Home Loan Bank
TBD	-	To be determined

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 76.5%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	United States	1,201	$438,269
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide Inc.	United States	820	64,829
Deutsche Post AG	Germany	5,289	193,358
Expeditors International of Washington Inc.	United States	1,031	78,397
SG Holdings Co. Ltd.	Japan	1,000	32,628
			369,212
Auto Components 0.5%
Aisin Seiki Co. Ltd.	Japan	1,000	29,105
Bridgestone Corp.	Japan	3,500	112,541
[a]Continental AG	Germany	526	51,492
Magna International Inc.	Canada	1,200	53,269
			246,407
Automobiles 0.1%
[a]Peugeot SA	France	3,613	58,759
Banks 3.8%
Banco Bilbao Vizcaya Argentaria SA	Spain	36,075	124,146
Bank Leumi Le-Israel BM	Israel	8,031	40,167
[a]BNP Paribas SA	France	7,214	286,582
BOC Hong Kong (Holdings) Ltd.	Hong Kong	24,000	76,331
Canadian Imperial Bank of Commerce	Canada	2,700	179,881
Hang Seng Bank Ltd.	Hong Kong	5,000	83,931
ING Groep NV	Netherlands	24,061	167,495
Mizuho Financial Group Inc.	Japan	30,200	37,006
National Bank of Canada	Canada	1,300	58,720
Standard Chartered PLC	United Kingdom	13,546	73,662
[a]Swedbank AB, A	Sweden	5,587	71,602
The Toronto-Dominion Bank	Canada	10,400	462,655
Wells Fargo & Co.	United States	11,414	292,198
			1,954,376
Beverages 0.1%
Suntory Beverage & Food Ltd.	Japan	800	31,181
Biotechnology 3.9%
AbbVie Inc.	United States	5,538	543,721
[a]Biogen Inc.	United States	1,130	302,331
CSL Ltd.	Australia	423	83,585
[a]Galapagos NV	Belgium	266	52,298
[a]Genmab A/S	Denmark	401	134,151
Gilead Sciences Inc.	United States	2,982	229,435
[a]Regeneron Pharmaceuticals Inc.	United States	408	254,449
[a]Vertex Pharmaceuticals Inc.	United States	1,526	443,013
			2,042,983
Building Products 0.5%
AGC Inc.	Japan	1,100	31,251
Geberit AG	Switzerland	234	117,105
Lennox International Inc.	United States	203	47,297
Masco Corp.	United States	1,679	84,302
			279,955
Capital Markets 4.8%
BlackRock Inc.	United States	713	387,936
Deutsche Boerse AG	Germany	1,014	183,416
FactSet Research Systems Inc.	United States	147	48,285
Hargreaves Lansdown PLC	United Kingdom	2,066	41,571
Hong Kong Exchanges and Clearing Ltd.	Hong Kong	7,100	302,305
MarketAxess Holdings Inc.	United States	165	82,652

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Moody's Corp.	United States	1,064	292,313
MSCI Inc.	United States	610	203,630
Partners Group Holding AG	Switzerland	115	104,302
S&P Global Inc.	United States	1,757	578,896
SEI Investments Co.	United States	820	45,084
Singapore Exchange Ltd.	Singapore	5,200	31,087
T. Rowe Price Group Inc.	United States	1,606	198,341
			2,499,818
Chemicals 2.4%
Air Liquide SA	France	2,741	395,286
Akzo Nobel NV	Netherlands	927	83,022
BASF SE	Germany	5,885	329,694
Croda International PLC	United Kingdom	686	44,551
EMS-Chemie Holding AG	Switzerland	50	38,731
Evonik Industries AG	Germany	1,066	27,070
Givaudan AG	Switzerland	58	215,951
Nitto Denko Corp.	Japan	1,000	56,542
Novozymes AS	Denmark	1,351	78,076
			1,268,923
Commercial Services & Supplies 0.5%
[a]Copart Inc.	United States	1,237	103,005
Dai Nippon Printing Co. Ltd.	Japan	1,500	34,328
Secom Co. Ltd.	Japan	1,000	87,343
Toppan Printing Co. Ltd.	Japan	1,700	28,317
			252,993
Communications Equipment 0.2%
Juniper Networks Inc.	United States	1,855	42,405
Motorola Solutions Inc.	United States	620	86,881
			129,286
Construction & Engineering 0.1%
Obayashi Corp.	Japan	4,200	39,242
Containers & Packaging 0.1%
Avery Dennison Corp.	United States	415	47,347
Diversified Financial Services 0.3%
M&G PLC	United Kingdom	15,760	32,627
ORIX Corp.	Japan	8,100	99,744
			132,371
Diversified Telecommunication Services 1.6%
BT Group PLC	United Kingdom	44,695	62,984
Deutsche Telekom AG	Germany	18,498	310,498
Elisa OYJ	Finland	896	54,483
Nippon Telegraph & Telephone Corp.	Japan	7,800	181,869
Orange SA	France	10,936	130,750
Swisscom AG	Switzerland	139	72,746
			813,330
Electric Utilities 2.6%
Chubu Electric Power Co. Inc.	Japan	4,000	50,127
CLP Holdings Ltd.	Hong Kong	10,000	98,059
EDF SA	France	3,879	35,769
Endesa SA	Spain	1,995	49,138
Enel SpA	Italy	31,476	271,435
[b]Fortum OYJ, Reg S	Finland	2,714	51,530
Hydro One Ltd.	Canada	2,000	37,489
Iberdrola SA	Spain	36,650	424,807
Kansai Electric Power Co. Inc.	Japan	4,700	45,525
NRG Energy Inc.	United States	1,523	49,589
Power Assets Holdings Ltd.	Hong Kong	9,500	51,665
Red Electrica Corp. SA	Spain	2,681	50,000
Terna Rete Elettrica Nazionale SpA	Italy	8,657	59,486
Tohoku Electric Power Co. Inc.	Japan	2,800	26,628

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a]Tokyo Electric Power Co. Holdings Inc.	Japan	9,500	29,147
			1,330,394
Electrical Equipment 0.7%
Legrand SA	France	1,369	103,972
Mitsubishi Electric Corp.	Japan	12,000	155,666
Vestas Wind Systems AS	Denmark	952	96,893
			356,531
Electronic Equipment, Instruments & Components 0.3%
Hitachi Ltd.	Japan	5,600	176,640
Entertainment 1.4%
[a]Electronic Arts Inc.	United States	1,848	244,028
Nexon Co. Ltd.	Japan	3,000	67,767
Nintendo Co. Ltd.	Japan	700	311,508
Vivendi SA	France	4,624	118,618
			741,921
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	United States	2,256	583,266
Ascendas REIT	Singapore	19,500	44,310
Dexus	Australia	6,989	44,270
Equity Lifestyle Properties Inc.	United States	329	20,556
Gecina SA	France	277	34,222
Japan Real Estate Investment Corp.	Japan	4	20,503
Nippon Building Fund Inc.	Japan	6	34,147
Public Storage	United States	902	173,085
Segro PLC	United Kingdom	6,716	74,270
Simon Property Group Inc.	United States	1,800	123,084
Unibail-Rodamco-Westfield	France	826	46,535
Vornado Realty Trust	United States	929	35,497
			1,233,745
Food & Staples Retailing 1.4%
J Sainsbury PLC	United Kingdom	11,481	29,606
Koninklijke Ahold Delhaize NV	Netherlands	7,078	192,859
The Kroger Co.	United States	5,345	180,928
Walmart Inc.	United States	2,774	332,270
			735,663
Food Products 0.9%
[a]a2 Milk Co. Ltd.	New Zealand	4,693	60,996
Nestle SA	Switzerland	2,922	322,991
Toyo Suisan Kaisha Ltd.	Japan	500	27,947
[b]WH Group Ltd., Reg S	Hong Kong	61,500	52,689
			464,623
Gas Utilities 0.7%
Enagas SA	Spain	1,542	37,669
Hong Kong and China Gas Co. Ltd.	Hong Kong	69,200	107,142
Naturgy Energy Group SA	Spain	1,623	30,196
Osaka Gas Co. Ltd.	Japan	2,400	47,339
Snam SpA	Italy	12,648	61,567
Tokyo Gas Co. Ltd.	Japan	2,500	59,786
UGI Corp.	United States	1,237	39,337
			383,036
Health Care Equipment & Supplies 1.2%
Biomerieux	France	260	35,714
Cochlear Ltd.	Australia	316	41,105
Coloplast AS, B	Denmark	765	118,509
DiaSorin SpA	Italy	157	30,047
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	3,711	85,047
Hoya Corp.	Japan	2,500	237,753
Siemens Healthineers AG	Germany	804	38,514

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a]Sonova Holding AG	Switzerland	281	56,093
			642,782
Health Care Technology 0.3%
Cerner Corp.	United States	1,948	133,535
Hotels, Restaurants & Leisure 1.8%
Compass Group PLC	United Kingdom	4,179	57,419
Domino's Pizza Inc.	United States	186	68,716
Galaxy Entertainment Group Ltd.	Macau	15,000	102,091
McDonald's Corp.	United States	2,365	436,271
Sands China Ltd.	Macau	16,000	62,758
Sodexo SA	France	459	31,035
Yum! Brands Inc.	United States	1,800	156,438
			914,728
Household Durables 0.2%
Sekisui House Ltd.	Japan	3,500	66,587
The Berkeley Group Holdings PLC	United Kingdom	653	33,605
			100,192
Household Products 1.7%
Clorox Co.	United States	700	153,559
Colgate-Palmolive Co.	United States	5,141	376,630
Henkel AG & Co. KGaA	Germany	659	54,882
Kimberly-Clark Corp.	United States	2,260	319,451
			904,522
Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	Germany	1,246	40,164
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	Hong Kong	18,000	115,658
Jardine Matheson Holdings Ltd.	Hong Kong	1,300	54,262
Jardine Strategic Holdings Ltd.	Hong Kong	1,400	30,170
			200,090
Insurance 2.1%
Admiral Group PLC	United Kingdom	1,204	34,201
Allianz SE	Germany	2,350	479,738
Fidelity National Financial Inc.	United States	1,443	44,242
Great-West Lifeco Inc.	Canada	1,500	26,211
Hannover Rueck SE	Germany	326	56,167
Intact Financial Corp.	Canada	353	33,488
NN Group NV	Netherlands	1,755	58,937
Sun Life Financial Inc.	Canada	3,300	120,879
Swiss Life Holding AG	Switzerland	175	64,825
Zurich Insurance Group AG	Switzerland	467	164,711
			1,083,399
Interactive Media & Services 2.9%
[a]Alphabet Inc., A	United States	240	340,332
[a]Alphabet Inc., C	United States	398	562,617
Auto Trader Group PLC	United Kingdom	5,057	32,892
[a]Facebook Inc., A	United States	2,631	597,421
			1,533,262
Internet & Direct Marketing Retail 1.3%
[a]Amazon.com Inc.	United States	35	96,559
[a]Booking Holdings Inc.	United States	149	237,259
eBay Inc.	United States	5,138	269,488
[a]Zalando SE	Germany	979	69,030
			672,336
IT Services 2.9%
Accenture PLC, A	United States	2,378	510,604
[a]Akamai Technologies Inc.	United States	306	32,770
[a]Atos SE	France	480	40,919
Capgemini SE	France	763	87,367

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a]CGI Inc., A	Canada	1,000	62,797
Cognizant Technology Solutions Corp., A	United States	3,288	186,824
Edenred	France	1,209	52,863
Fujitsu Ltd.	Japan	1,200	140,372
Jack Henry & Associates Inc.	United States	306	56,313
NEC Corp.	Japan	1,500	71,882
Nomura Research Institute Ltd.	Japan	1,900	51,548
Otsuka Corp.	Japan	600	31,589
[a]VeriSign Inc.	United States	736	152,227
Western Union Co.	United States	2,137	46,202
			1,524,277
Leisure Products 0.3%
Bandai Namco Holdings Inc.	Japan	1,000	52,528
SHIMANO Inc.	Japan	500	96,167
			148,695
Life Sciences Tools & Services 0.2%
Sartorius Stedim Biotech	France	166	41,950
[a]Waters Corp.	United States	300	54,120
			96,070
Machinery 2.0%
[a]Alfa Laval AB	Sweden	1,588	34,840
Atlas Copco AB	Sweden	1,941	71,793
Atlas Copco AB, A	Sweden	3,356	142,141
Cummins Inc.	United States	900	155,934
Epiroc AB, A	Sweden	4,208	52,438
Epiroc AB, B	Sweden	2,501	30,589
Knorr-Bremse AG	Germany	289	29,288
Kone OYJ, B	Finland	2,171	149,276
Otis Worldwide Corp.	United States	2,671	151,873
Schindler Holding AG	Switzerland	123	28,973
Schindler Holding AG, PC	Switzerland	252	59,307
SKF AB, B	Sweden	1,879	34,921
Techtronic Industries Co. Ltd.	Hong Kong	9,000	88,021
			1,029,394
Marine 0.1%
[a]Kuehne + Nagel International AG	Switzerland	286	47,508
Media 0.1%
WPP PLC	United Kingdom	3,435	26,773
Metals & Mining 1.8%
B2Gold Corp.	Canada	6,500	36,843
Barrick Gold Corp.	Canada	3,500	93,873
BHP Group Ltd.	Australia	1,055	26,018
Boliden AB	Sweden	1,295	29,468
Evolution Mining Ltd.	Australia	10,427	40,705
Fortescue Metals Group Ltd.	Australia	11,060	105,465
Franco-Nevada Corp.	Canada	1,100	153,168
Kirkland Lake Gold Ltd.	Canada	1,000	41,042
Rio Tinto PLC	Australia	7,108	399,523
			926,105
Multi-Utilities 0.5%
AGL Energy Ltd.	Australia	4,178	49,045
Public Service Enterprise Group Inc.	United States	2,568	126,243
Veolia Environnement SA	France	3,411	76,698
			251,986
Multiline Retail 1.0%
Dollar General Corp.	United States	900	171,459
Next PLC	United Kingdom	713	43,115

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Target Corp.	United States	2,623	314,577
			529,151
Oil, Gas & Consumable Fuels 2.9%
Ampol Ltd.	Australia	1,609	32,481
Cabot Oil & Gas Corp., A	United States	2,475	42,521
ENEOS Holdings Inc.	Japan	20,100	71,170
EOG Resources Inc.	United States	3,805	192,761
Exxon Mobil Corp.	United States	620	27,726
Galp Energia SGPS SA, B	Portugal	3,202	37,024
HollyFrontier Corp.	United States	1,003	29,288
INPEX Corp.	Japan	6,600	40,798
Lundin Energy AB	Sweden	1,170	28,206
Neste Oil OYJ	Finland	2,694	105,327
OMV AG	Austria	946	31,620
Phillips 66	United States	2,679	192,620
Repsol SA	Spain	7,811	68,306
Total SA	France	12,262	467,906
Valero Energy Corp.	United States	2,165	127,345
			1,495,099
Personal Products 2.0%
Beiersdorf AG	Germany	538	61,090
[a]L'Oreal SA	France	1,363	437,365
Unilever NV	United Kingdom	8,369	444,133
Unilever PLC	United Kingdom	2,102	113,110
			1,055,698
Pharmaceuticals 3.4%
Chugai Pharmaceutical Co. Ltd.	Japan	3,000	160,310
[a]Jazz Pharmaceuticals PLC	United States	260	28,688
Novartis AG	Switzerland	4,804	417,863
Novo Nordisk AS, B	Denmark	7,900	511,194
Orion OYJ	Finland	678	32,790
Otsuka Holdings Co. Ltd.	Japan	2,000	87,111
Recordati SpA	Italy	609	30,404
Roche Holding AG	Switzerland	1,490	516,323
			1,784,683
Professional Services 1.2%
Adecco Group AG	Switzerland	978	45,889
Nihon M&A Center Inc.	Japan	900	40,626
Randstad NV	Netherlands	748	33,319
RELX PLC	United Kingdom	10,760	248,618
Robert Half International Inc.	United States	820	43,321
SGS SA	Switzerland	37	90,396
Wolters Kluwer NV	Netherlands	1,748	136,486
			638,655
Real Estate Management & Development 1.3%
[a]CapitaLand Ltd.	Singapore	16,500	34,536
CK Asset Holdings Ltd.	Hong Kong	16,000	95,375
Daito Trust Construction Co. Ltd.	Japan	400	36,739
Deutsche Wohnen AG	Germany	2,162	97,009
Hang Lung Properties Ltd.	Hong Kong	12,000	28,427
Henderson Land Development Co. Ltd.	Hong Kong	9,000	34,140
Hongkong Land Holdings Ltd.	Hong Kong	7,500	30,975
LEG Immobilien AG	Germany	439	55,716
New World Development Co. Ltd.	Hong Kong	9,500	45,107
Sun Hung Kai Properties Ltd.	Hong Kong	8,000	102,136
Swiss Prime Site AG	Switzerland	473	43,728
Wharf Real Estate Investment Co. Ltd.	Hong Kong	6,000	28,644

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Wheelock and Co. Ltd.	Hong Kong	4,000	33,423
			665,955
Road & Rail 0.5%
J.B. Hunt Transport Services Inc.	United States	615	74,009
MTR Corp. Ltd.	Hong Kong	10,000	51,803
Old Dominion Freight Line Inc.	United States	669	113,456
			239,268
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	United States	8,606	514,897
[a]Micron Technology Inc.	United States	2,500	128,800
Skyworks Solutions Inc.	United States	1,129	144,354
Texas Instruments Inc.	United States	4,077	517,656
Tokyo Electron Ltd.	Japan	1,000	245,076
			1,550,783
Software 5.1%
[a]Adobe Inc.	United States	1,315	572,433
[a]Autodesk Inc.	United States	300	71,757
[a]Cadence Design Systems Inc.	United States	1,648	158,142
[a]Check Point Software Technologies Ltd.	Israel	655	70,367
Citrix Systems Inc.	United States	623	92,148
[a]Fortinet Inc.	United States	923	126,700
Intuit Inc.	United States	1,825	540,547
Microsoft Corp.	United States	1,703	346,578
[a]Nice Ltd.	Israel	398	74,162
Oracle Corp. Japan	Japan	300	35,371
SAP SE	Germany	3,442	480,606
The Sage Group PLC	United Kingdom	5,856	48,609
Trend Micro Inc.	Japan	800	44,640
			2,662,060
Specialty Retail 2.4%
[a]AutoZone Inc.	United States	160	180,499
Best Buy Co. Inc.	United States	1,431	124,883
Hennes & Mauritz AB, B	Sweden	4,130	59,845
Industria de Diseno Textil SA	Spain	7,054	186,738
Kingfisher PLC	United Kingdom	13,088	35,707
Nitori Holdings Co. Ltd.	Japan	500	97,905
The Home Depot Inc.	United States	2,234	559,639
			1,245,216
Technology Hardware, Storage & Peripherals 0.3%
HP Inc.	United States	8,660	150,944
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC	United Kingdom	2,152	42,531
Hermes International	France	192	160,396
Pandora AS	Denmark	626	33,989
[a]Puma SE	Germany	437	33,778
			270,694
Tobacco 0.1%
Swedish Match AB	Sweden	1,089	76,561
Trading Companies & Distributors 0.8%
Fastenal Co.	United States	3,602	154,310
Ferguson PLC	United Kingdom	1,194	97,547
ITOCHU Corp.	Japan	7,600	163,539
			415,396
Water Utilities 0.1%
United Utilities Group PLC	United Kingdom	4,212	47,370
Wireless Telecommunication Services 1.2%
KDDI Corp.	Japan	10,500	314,752
NTT DOCOMO Inc.	Japan	7,400	197,681

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Softbank Corp.	Japan	10,800	137,646
			650,079
Total Common Stocks (Cost $39,944,394)			39,780,435
Preferred Stocks (Cost $94,822) 0.2%
Germany 0.2%
[c]Henkel AG & Co. KGaA, 2.232%, pfd.	Germany	958	89,177
Total Investments (Cost $40,039,216) 76.7%			39,869,612
Other Assets, less Liabilities 23.3%			12,135,716
Net Assets 100.0%			$52,005,328

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $104,219, representing 0.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30,2020, the Fund had the following total return equity swap contracts outstanding. See Note 3

Swaps
					Notional		Unrealized
		Payment			Amount		Appreciation
Description	Financing Rate	Frequency	Counterparty	Maturity Date	(000	)s	(Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	7/15/20	$26,963		408,562

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	709,000	$482,729	9/17/20	$—	$(5,538)
Brazilian Real	MSCO	Buy	3,518,000	704,699	9/17/20	—	(65,908)
Brazilian Real	MSCO	Sell	2,984,000	575,118	9/17/20	33,289	—
Czech Koruna	MSCO	Buy	9,462,000	399,124	9/17/20	—	(7)
Czech Koruna	MSCO	Sell	29,323,000	1,249,954	9/17/20	13,079	—
Euro	MSCO	Sell	21,000	23,914	9/17/20	287	—
Euro	MSCO	Sell	207,000	233,658	9/17/20	771	—
Great British Pound	MSCO	Buy	764,000	959,303	9/17/20	—	(14,888)
Israeli Shekel	MSCO	Sell	3,487,000	1,014,550	9/17/20	4,938	—
Israeli Shekel	MSCO	Sell	1,198,000	344,019	9/17/20	—	(2,846)
Japanese Yen	MSCO	Buy	93,170,000	872,344	9/17/20	—	(7,861)
Japanese Yen	MSCO	Sell	46,767,000	436,281	9/17/20	2,351	—
Mexican Peso	MSCO	Buy	11,784,000	524,741	9/17/20	—	(19,885)
Mexican Peso	MSCO	Buy	2,382,000	104,521	9/17/20	—	(2,471)
New Turkish Lira	MSCO	Buy	7,143,000	1,021,795	9/17/20	—	(1,919)
New Turkish Lira	MSCO	Buy	2,114,000	298,585	9/17/20	3,252	—
New Zealand Dollar	MSCO	Sell	1,425,000	924,832	9/17/20	7,531	—
New Zealand Dollar	MSCO	Sell	6,000	3,854	9/17/20	—	(8)
Russian Ruble	MSCO	Buy	21,771,000	311,783	9/17/20	—	(8,858)
Russian Ruble	MSCO	Sell	14,054,000	197,448	9/17/20	1,899	—
South African Rand	MSCO	Buy	207,000	12,331	9/17/20	—	(511)
South African Rand	MSCO	Buy	1,829,000	105,032	9/17/20	—	(594)
South Korean Won	MSCO	Buy	1,103,151,000	910,996	9/17/20	6,617	—
South Korean Won	MSCO	Sell	1,103,151,000	922,144	9/17/20	4,531	—
Swedish Krona	MSCO	Buy	8,713,000	946,301	9/17/20	—	(10,222)
Swedish Krona	MSCO	Sell	1,027,000	109,830	9/17/20	—	(505)
Swiss Franc	MSCO	Sell	1,268,000	1,348,390	9/17/20	7,166	—
Swiss Franc	MSCO	Sell	401,000	422,110	9/17/20	—	(2,047)
Total Forward Exchange Contracts						$85,711	$(144,068)
Net unrealized appreciation (depreciation)							$(58,357)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date

.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Canada 10 Yr. Bond	Long	36	$4,065,727	9/21/20	$(9,046)
U.S. Treasury 10 Yr. Note	Long	13	1,809,234	9/21/20	7,283
Hang Seng Index	Long	8	1,251,386	7/30/20	(17,835)
Australian 10 Yr. Bond	Long	10	1,024,408	9/15/20	9,889
FTSE/JSE Africa Top40 Index	Long	34	984,131	9/17/20	45,894
Long Gilt	Long	5	850,340	9/28/20	1,020
S&P 500 E-Mini	Long	2	309,020	9/18/20	15,591
SPI 200 Index	Long	3	304,248	9/17/20	10,063
CAC 40 10 Euro	Long	5	275,930	7/17/20	13,343
Euro-BTP	Long	1	161,599	9/08/20	2,560
OMXS30 Index	Short	2	35,769	7/17/20	(1,944)
EURO STOXX 50 Index	Short	1	36,199	9/18/20	(2,023)
SGX Nifty 50	Short	11	226,050	7/30/20	1,549
FTSE 100 Index	Short	4	303,834	9/18/20	(10,606)
IBEX 35 Index	Short	4	323,908	7/17/20	(9,682)
NASDAQ 100 E-Mini	Short	2	405,890	9/18/20	(20,623)
Nikkei 225 Mini	Short	4	825,694	9/10/20	19,628
DAX Index	Short	3	1,038,254	9/18/20	(58,662)
Euro-OAT	Short	20	3,765,922	9/08/20	(60,515)
Euro-Bund	Short	22	4,361,686	9/08/20	(23,992)
Commodity Contracts
Cocoa, September	Long	35	765,100	9/15/20	(51,164)
Gold 100 Oz, August	Long	4	720,200	8/27/20	39,278
Soybean Oil, January	Long	31	539,586	1/14/21	14,350
Sugar 11, May	Long	31	426,014	4/30/21	(9,567)
Platinum, October	Long	8	340,480	10/28/20	(1,539)
Wheat, September	Long	12	295,050	9/14/20	(12,034)
Live Cattle, August	Long	7	269,570	8/31/20	(1,685)
Coffee 'C', September	Long	5	189,375	9/18/20	6,623
Gasoline Rbob, September	Long	3	149,612	8/31/20	8,099
Gasoline Rbob, August	Long	2	100,926	7/31/20	877
Silver, September	Short	1	93,185	9/28/20	(1,997)
Low Su Gasoil, August	Short	3	106,575	8/12/20	(1,955)
Brent Crude, March	Short	5	212,000	1/29/21	(9,228)
Low Su Gasoil, January	Short	7	259,350	1/12/21	(4,862)
Sugar 11, October	Short	20	267,904	9/30/20	5,989
Ny Harb Ulsd, February	Short	5	268,044	1/29/21	(12,536)
Lean Hogs, August	Short	14	274,540	8/14/20	33,569
Natural Gas, October	Short	15	283,050	9/28/20	14,884
Natural Gas, August	Short	17	297,670	7/29/20	17,410
Corn, September	Short	23	392,725	9/14/20	(11,490)
Soybean Oil, December	Short	23	397,578	12/14/20	1,315
Soybean Meal, December	Short	14	414,260	12/14/20	760

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Total Futures Contracts		$(63,011)

*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley
Capital Services LLC as of June 30, 2020, expiration date 7/5/20:

	Country	Shares	Value
Reference Entity - Short 100.00%
Automobiles & Components 3.35%
Aptiv PLC	United States	(1,579)	$(123,036)
Bayerische Motoren Werke AG	Germany	(1,996)	(127,379)
Daimler AG	Germany	(5,132)	(208,340)
General Motors Co	United States	(7,003)	(177,176)
Tesla Inc	United States	(55)	(59,390)
Valeo SA	France	(1,293)	(33,924)
Volkswagen AG	Germany	(1,058)	(160,348)
			(889,593)
Banks 3.82%
Banco Santander SA	Spain	(83,528)	(204,000)
Barclays PLC	United Kingdom	(101,254)	(143,150)
CaixaBank SA	Spain	(21,987)	(46,932)
Citigroup Inc	United States	(3,600)	(183,960)
DNB ASA ORD NOK10	Norway	(5,796)	(76,363)
East West Bancorp Inc	United States	(759)	(27,506)
Erste Group Bank AG	Austria	(1,714)	(40,330)
KBC Group NV	Belgium	(1,537)	(88,144)
Royal Bank of Scotland Group PLC	United Kingdom	(30,503)	(45,831)
Societe Generale SA	France	(4,774)	(79,356)
SVB Financial Group	United States	(358)	(77,160)
			(1,012,732)
Capital Goods 7.39%
ACS Actividades De Construccion y Servicios SA	Spain	(1,597)	(40,250)
ACS Actividades De Construccion y Servicios SA Rts	Spain	(1,597)	(2,491)
Airbus SE	France	(3,310)	(236,144)
Boeing Co/The	United States	(1,148)	(210,428)
Caterpillar Inc	United States	(2,307)	(291,836)
Daifuku Co Ltd	Japan	(600)	(52,389)
Ferrovial SA	Spain	(3,058)	(81,400)
General Electric Co	United States	(31,240)	(213,369)
Jacobs Engineering Group Inc	United States	(500)	(42,400)
Kingspan Group PLC	Ireland	(949)	(61,128)
Melrose Industries PLC	United Kingdom	(27,192)	(38,302)
MTU Aero Engines AG	Germany	(295)	(51,074)
Safran SA	France	(1,909)	(191,296)
Schneider Electric SE	France	(1,699)	(188,686)
TransDigm Group Inc	United States	(200)	(88,410)
Westinghouse Air Brake Technologies Corp	United States	(1,200)	(69,084)
WSP Global Inc	Canada	(700)	(42,791)
Yaskawa Electric Corp	Japan	(1,700)	(58,697)
			(1,960,175)
Commercial & Professional Services 1.57%
Brambles Ltd	Australia	(9,885)	(73,980)
Nielsen Holdings PLC	United States	(2,200)	(32,692)
Recruit Holdings Co Ltd	Japan	(9,100)	(310,573)
			(417,245)
Consumer Durables & Apparel 1.61%
DR Horton Inc	United States	(1,900)	(105,355)
Lennar Corp	United States	(1,700)	(104,754)
Lululemon Athletica Inc	United States	(100)	(31,201)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Newell Brands Inc	United States	(2,600)	(41,288)
Persimmon PLC	United Kingdom	(1,979)	(55,899)
PulteGroup Inc	United States	(1,100)	(37,433)
Whirlpool Corp	United States	(400)	(51,812)
			(427,742)
Consumer Services 1.83%
Accor SA	France	(1,032)	(28,062)
Aramark	United States	(1,400)	(31,598)
Aristocrat Leisure Ltd	Australia	(3,305)	(58,025)
GVC Holdings PLC	United Kingdom	(3,690)	(33,767)
Marriott International Inc/MD	United States	(800)	(68,584)
MGM Resorts International	United States	(2,613)	(43,898)
Restaurant Brands International Inc	Canada	(1,700)	(92,227)
Royal Caribbean Cruises Ltd	United States	(900)	(45,270)
Tabcorp Holdings Ltd	Australia	(13,290)	(30,927)
Wynn Resorts Ltd	United States	(700)	(52,143)
			(484,501)
Diversified Financials 6.51%
AGNC Investment Corp	United States	(3,200)	(41,280)
Ally Financial Inc Com	United States	(2,100)	(41,643)
AMP Ltd	Australia	(22,637)	(28,911)
Annaly Capital Management Inc	United States	(8,500)	(55,760)
Apollo Global Management Inc	United States	(1,100)	(54,912)
Blackstone Group Inc/The	United States	(4,100)	(232,306)
Capital One Financial Corp	United States	(2,600)	(162,734)
Charles Schwab Corp/The	United States	(7,193)	(242,692)
Credit Suisse Group AG	Switzerland	(15,512)	(160,400)
Deutsche Bank AG	Germany	(11,564)	(109,931)
Discover Financial Services	United States	(1,800)	(90,162)
Groupe Bruxelles Lambert SA	Belgium	(480)	(40,261)
Kinnevik AB	Sweden	(1,491)	(39,225)
KKR & Co Inc	United States	(3,000)	(92,640)
Macquarie Group Ltd	Australia	(2,222)	(181,440)
Standard Life Aberdeen PLC	United Kingdom	(14,554)	(48,122)
TD Ameritrade Holding Corp	United States	(1,800)	(65,484)
Voya Financial Inc	United States	(853)	(39,792)
			(1,727,695)
Energy 3.88%
BP PLC	United Kingdom	(64,244)	(243,855)
Equinor ASA	Norway	(5,999)	(84,945)
Halliburton Co	United States	(4,700)	(61,006)
Hess Corp	United States	(1,700)	(88,077)
National Oilwell Varco Inc	United States	(2,400)	(29,400)
Occidental Petroleum Corp	United States	(4,983)	(91,189)
Royal Dutch Shell PLC	United Kingdom	(10,353)	(156,576)
Santos Ltd	Australia	(11,487)	(41,917)
Schlumberger Ltd	United States	(7,717)	(141,916)
Suncor Energy Inc	Canada	(5,400)	(90,753)
			(1,029,634)
Food & Staples Retailing 1.48%
Aeon Co Ltd	Japan	(4,200)	(97,520)
Carrefour SA	France	(3,875)	(59,865)
George Weston Ltd	Canada	(600)	(43,810)
Sysco Corp	United States	(3,000)	(163,980)
Woolworths Group Ltd	Australia	(1,044)	(26,797)
			(391,972)
Food, Beverage & Tobacco 4.20%
Anheuser-Busch InBev SA/NV	Belgium	(4,107)	(202,340)
Bunge Ltd	United States	(800)	(32,904)
Conagra Brands Inc	United States	(3,025)	(106,389)
Constellation Brands Inc	United States	(993)	(173,725)

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Heineken NV	Netherlands	(1,586)	(146,175)
Kerry Group PLC	Ireland	(968)	(119,919)
McCormick & Co Inc/MD	United States	(900)	(161,469)
Mowi ASA	Norway	(2,985)	(56,516)
Orkla ASA	Norway	(4,791)	(41,866)
Treasury Wine Estates Ltd	Australia	(4,768)	(34,403)
Wilmar International Ltd	Singapore	(12,800)	(37,527)
			(1,113,233)
Health Care Equipment & Services 5.89%
Boston Scientific Corp	United States	(7,624)	(267,679)
Cardinal Health Inc	United States	(1,900)	(99,161)
Centene Corp	United States	(3,642)	(231,449)
DexCom Inc	United States	(433)	(175,538)
Fresenius Medical Care AG & Co KGaA	Germany	(1,309)	(112,176)
Fresenius SE & Co KGaA	Germany	(2,589)	(128,294)
Hologic Inc	United States	(1,700)	(96,900)
Insulet Corp	United States	(495)	(96,159)
Laboratory Corp of America Holdings	United States	(707)	(117,440)
Orpea	France	(326)	(37,676)
Ramsay Health Care Ltd	Australia	(1,194)	(54,684)
Sonic Healthcare Ltd	Australia	(2,980)	(62,434)
Zimmer Biomet Holdings Inc Com	United States	(700)	(83,552)
			(1,563,142)
Household & Personal Products 2.12%
Essity AB	Sweden	(3,711)	(119,934)
Estee Lauder Cos Inc/The	United States	(1,500)	(283,020)
Shiseido Co Ltd	Japan	(2,500)	(158,386)
			(561,340)
Insurance 5.58%
Ageas	Belgium	(1,114)	(39,463)
AIA Group Ltd	Hong Kong	(27,800)	(259,332)
American Financial Group Inc/OH	United States	(300)	(19,038)
American International Group Inc	United States	(4,853)	(151,317)
Legal & General Group PLC	United Kingdom	(37,044)	(101,109)
Lincoln National Corp	United States	(1,300)	(47,827)
Manulife Financial Corp	Canada	(12,400)	(168,156)
Markel Corp	United States	(96)	(88,624)
Medibank Pvt Ltd	Australia	(18,602)	(38,294)
Prudential Financial Inc	United States	(2,400)	(146,160)
Prudential PLC	United Kingdom	(15,857)	(238,740)
QBE Insurance Group Ltd	Australia	(9,771)	(59,604)
Reinsurance Group of America Inc	United States	(400)	(31,376)
Sampo Oyj	Finland	(2,646)	(90,998)
			(1,480,038)
Materials 3.45%
Agnico Eagle Mines Ltd	Canada	(1,600)	(102,120)
Albemarle Corp	United States	(700)	(54,047)
ArcelorMittal SA	France	(3,771)	(39,686)
Freeport-McMoRan Inc	United States	(8,700)	(100,659)
Glencore PLC	Switzerland	(63,227)	(133,763)
Nutrien Ltd	Canada	(3,600)	(115,295)
Orica Ltd	Australia	(2,559)	(29,318)
Solvay SA	Belgium	(462)	(36,976)
South32 Ltd	Australia	(33,077)	(46,458)
Stora Enso Oyj	Finland	(3,496)	(41,739)
Teck Resources Ltd	Canada	(2,800)	(29,234)
Umicore SA	Belgium	(1,192)	(56,109)
UPM-Kymmene Oyj	Finland	(3,199)	(92,411)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Yara International ASA	Norway	(1,081)	(37,415)
			(915,230)
Media & Entertainment 5.67%
Altice USA Inc	United States	(2,200)	(49,588)
Charter Communications Inc	United States	(900)	(459,036)
DISH Network Corp	United States	(1,400)	(48,314)
Liberty Broadband Corp	United States	(800)	(99,168)
Liberty Media Group Trak Usd Npv Cl C	United States	(1,300)	(41,223)
Live Nation Entertainment Inc	United States	(1,100)	(48,763)
Netflix Inc	United States	(218)	(99,199)
Pinterest Inc	United States	(1,700)	(37,689)
Roku Inc	United States	(500)	(58,265)
Shaw Communications Inc	Canada	(2,900)	(47,141)
Snap Inc	United States	(5,500)	(129,195)
Twitter Inc	United States	(4,700)	(140,013)
Ubisoft Entertainment SA	France	(567)	(46,743)
ViacomCBS Inc	United States	(3,500)	(81,620)
Z Holdings Corp	Japan	(13,700)	(66,795)
Zillow Group Inc	United States	(900)	(51,849)
			(1,504,601)
Pharmaceuticals, Biotechnology & Life Sciences 7.39%
Alnylam Pharmaceuticals Inc	United States	(600)	(88,866)
BioMarin Pharmaceutical Inc	United States	(1,000)	(123,340)
Catalent Inc	United States	(1,000)	(73,300)
Eisai Co Ltd	Japan	(1,600)	(126,742)
Elanco Animal Health Inc	United States	(2,600)	(55,770)
Exact Sciences Corp	United States	(1,062)	(92,330)
Grifols SA	Spain	(1,930)	(58,593)
Illumina Inc	United States	(911)	(337,389)
Ionis Pharmaceuticals Inc	United States	(800)	(47,168)
IQVIA Holdings Inc	United States	(1,383)	(196,220)
Moderna Inc	United States	(1,500)	(96,315)
Perrigo Co PLC	United States	(1,000)	(55,270)
Sarepta Therapeutics Inc	United States	(577)	(92,516)
Seattle Genetics Inc	United States	(800)	(135,936)
Takeda Pharmaceutical Co Ltd	Japan	(8,400)	(299,608)
UCB SA	Belgium	(701)	(81,174)
			(1,960,537)
Real Estate 2.36%
Goodman Group REIT	Australia	(4,753)	(48,596)
GPT Group/The	Australia	(12,729)	(36,546)
Lendlease Group	Australia	(3,836)	(32,670)
Mirvac Group	Australia	(25,889)	(38,679)
Omega Healthcare Investors Inc	United States	(900)	(26,757)
SBA Communications Corp	United States	(308)	(91,759)
Scentre Group REIT	Australia	(35,740)	(53,397)
Stockland	Australia	(14,030)	(31,973)
Ventas Inc	United States	(1,900)	(69,578)
VEREIT Inc	United States	(4,700)	(30,221)
VICI Properties Inc	United States	(1,500)	(30,285)
Welltower Inc	United States	(800)	(41,400)
Weyerhaeuser Co	United States	(4,197)	(94,265)
			(626,126)
Retailing 3.09%
CarMax Inc	United States	(600)	(53,730)
Delivery Hero SE	Germany	(660)	(67,427)
MercadoLibre Inc	Argentina	(188)	(185,325)
Ocado Group PLC	United Kingdom	(2,968)	(74,372)
Prosus NV	China	(3,198)	(297,188)
Rakuten Inc	Japan	(5,600)	(49,208)

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Wayfair Inc	United States	(466)	(92,086)
			(819,336)
Semiconductors & Semiconductor Equipment 6.08%
Advanced Micro Devices Inc	United States	(5,000)	(263,050)
Advantest Corp	Japan	(1,400)	(79,418)
ASML Holding NV	Netherlands	(872)	(320,162)
Lam Research Corp	United States	(900)	(291,114)
Marvell Technology Group Ltd	Bermuda	(4,000)	(140,240)
Microchip Technology Inc	United States	(1,562)	(164,494)
NVIDIA Corp	United States	(200)	(75,982)
NXP Semiconductors NV	Netherlands	(1,800)	(205,272)
ON Semiconductor Corp	United States	(2,400)	(47,568)
Renesas Electronics Corp	Japan	(5,100)	(26,047)
			(1,613,347)
Software & Services 10.78%
Adyen NV	Netherlands	(66)	(96,033)
Afterpay Ltd	Australia	(1,373)	(57,654)
Amadeus IT Group SA	Spain	(2,476)	(128,979)
Coupa Software Inc	United States	(400)	(110,816)
DocuSign Inc	United States	(700)	(120,547)
Dynatrace Inc	United States	(1,000)	(40,600)
Fidelity National Information Services Inc	United States	(2,900)	(388,861)
Global Payments Inc	United States	(600)	(101,772)
GoDaddy Inc	United States	(1,200)	(87,996)
Guidewire Software Inc	United States	(588)	(65,180)
MongoDB Inc	United States	(346)	(78,314)
Nexi SpA	Italy	(2,333)	(40,353)
NortonLifeLock Inc	United States	(3,700)	(73,371)
Okta Inc	United States	(700)	(140,161)
Paycom Software Inc	United States	(100)	(30,973)
PTC Inc	United States	(800)	(62,232)
salesforce.com Inc	United States	(1,346)	(252,146)
Splunk Inc	United States	(956)	(189,957)
Square Inc	United States	(2,259)	(237,059)
Temenos AG	Switzerland	(222)	(34,476)
Trade Desk Inc/The	United States	(300)	(121,950)
Twilio Inc	United States	(900)	(197,478)
Workday Inc	United States	(1,081)	(202,536)
			(2,859,444)
Technology Hardware & Equipment 1.69%
Corning Inc	United States	(4,600)	(119,140)
IPG Photonics Corp	United States	(242)	(38,814)
NetApp Inc	United States	(1,500)	(66,555)
Nokia Oyj	Finland	(33,171)	(144,870)
Western Digital Corp	United States	(1,800)	(79,470)
			(448,849)
Telecommunication Services 3.40%
Cellnex Telecom SA	Spain	(1,557)	(94,852)
Singapore Telecommunications Ltd	Singapore	(52,800)	(93,106)
SoftBank Group Corp	Japan	(7,500)	(378,876)
Spark New Zealand Ltd	New Zealand	(12,046)	(35,361)
Tele2 AB	Sweden	(3,113)	(41,282)
Telefonica SA	Spain	(29,618)	(141,278)
Telefonica Sa Rts	Spain	(29,455)	(5,793)
Telenor ASA	Norway	(4,522)	(65,671)
TELUS Corp	Canada	(2,700)	(45,139)
			(901,358)
Transportation 2.00%
Aurizon Holdings Ltd	Australia	(12,747)	(43,180)
FedEx Corp	United States	(1,547)	(216,920)
Transurban Group	Australia	(17,649)	(171,698)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Uber Technologies Inc	United States	(1,400)	(43,512)
XPO Logistics Inc	United States	(700)	(54,075)
			(529,385)
Utilities 4.86%
AES Corp/VA	United States	(3,800)	(55,062)
Algonquin Power & Utilities Corp	Canada	(3,300)	(42,522)
APA Group	Australia	(6,804)	(52,139)
CenterPoint Energy Inc	United States	(3,100)	(57,877)
E.ON SE	Germany	(14,014)	(157,634)
Essential Utilities Inc	United States	(1,500)	(63,360)
Evergy Inc Com	United States	(1,600)	(94,864)
National Grid PLC	United Kingdom	(21,980)	(268,652)
RWE AG	Germany	(3,466)	(121,106)
Southern Co/The	United States	(5,200)	(269,620)
SSE PLC	United Kingdom	(6,326)	(106,655)
			(1,289,491)
Total Value of Reference Entity - Morgan Stanley Capital Services LLC			$(26,526,746)

Abbreviations

Selected Portfolio

CAC	-	Cotation Assistée en Continu
MSCO	-	Morgan Stanley
OAT	-	Obligation Assumable by the Treasurer
REIT	-	Real Estate Investment Trust
SPI	-	Swiss Performance Index

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 33.5%
Aerospace & Defense 0.5%
Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$2,099,314
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	3,321,753
Raytheon Technologies Corp., senior bond, 3.75%, 11/01/46	United States	1,800,000	2,062,362
			7,483,429
Air Freight & Logistics 0.6%
FedEx Corp.,
senior bond, 4.05%, 2/15/48	United States	2,000,000	2,058,033
senior bond, 4.25%, 5/15/30	United States	1,000,000	1,144,157
senior note, 3.80%, 5/15/25	United States	2,050,000	2,281,262
United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	2,800,000	4,017,659
			9,501,111
Banks 3.4%
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,079,144
Bank of America Corp.,
senior note, 2.881% to 4/24/22, FRN thereafter, 4/24/23	United States	1,000,000	1,036,895
senior note, 3.596% to 7/20/17, FRN thereafter, 7/21/28	United States	700,000	786,851
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,
1/10/25	France	5,150,000	5,705,662
BPCE SA,
[a] senior note, 144A, 2.375%, 1/14/25	France	2,000,000	2,070,361
[a] sub. Note, 144A, 4.875%, 4/01/26	France	1,800,000	2,043,172
Citigroup Inc.,
senior bond, 5.875%, 1/30/42	United States	1,100,000	1,603,744
senior note, 3.70%, 1/12/26	United States	2,700,000	3,019,962
senior note, 2.876% to 7/24/22, FRN thereafter, 7/24/23	United States	500,000	520,576
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,710,467
subordinated note, 3.875%, 3/26/25	United States	100,000	108,992
Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,322,109
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,116,820
senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28	United States	1,600,000	1,787,617
senior bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31	United States	1,700,000	2,081,011
sub. bond, 3.625%, 12/01/27	United States	2,100,000	2,322,097
sub. note, 3.875%, 9/10/24	United States	100,000	110,937
Lloyds Banking Group PLC,
senior bond, 3.574% to 11/07/27, FRN thereafter, 11/07/28	United Kingdom	4,000,000	4,349,123
senior note, 3.87%, 7/09/25	United Kingdom	500,000	544,580
Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	1,000,000	1,641,707
Regions Financial Corp., senior note, 2.25%, 5/18/25	United States	2,400,000	2,513,425
Skandinaviska Enskilda Banken AB, senior note, 1.875%, 9/13/21	Sweden	2,100,000	2,134,852
Truist Bank,
sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,348,224
sub. Note, 3.625%, 9/16/25	United States	2,400,000	2,677,064
Wells Fargo & Co.,
senior bond, 2.879% to 10/30/29 FRN thereafter, 10/30/30	United States	3,700,000	3,957,378
senior note, 2.188% to 4/30/26 FRN thereafter, 4/30/26	United States	2,000,000	2,070,304
			53,663,074
Beverages 0.8%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	Belgium	6,000,000	6,758,989
senior bond, 5.55%, 1/23/49	Belgium	1,200,000	1,608,810
Diageo Capital PLC, senior note, 2.00%, 4/29/30	United Kingdom	3,500,000	3,626,084
			11,993,883
Biotechnology 1.1%
AbbVie Inc.,
senior bond, 4.40%, 11/06/42	United States	1,000,000	1,207,448
[a] senior note, 144A, 2.95%, 11/21/26	United States	5,300,000	5,804,317

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Sr Unsecured, 144A, 4.75%, 3/15/45	United States	1,400,000	1,739,593
Biogen Inc.,
senior bond, 5.20%, 9/15/45	United States	2,900,000	3,812,463
senior note, 3.625%, 9/15/22	United States	2,050,000	2,179,050
Gilead Sciences Inc.,
senior bond, 4.15%, 3/01/47	United States	1,400,000	1,785,590
senior note, 5.65%, 12/01/41	United States	900,000	1,306,569
			17,835,030
Building Products 0.3%
[a] Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	3,000,000	2,940,331
CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	1,952,969
			4,893,300
Capital Markets 1.2%
[a] Credit Suisse Group AG, senior note, 144A, 2.997% to 12/14/22, FRN
thereafter, 12/14/23	Switzerland	3,750,000	3,906,549
Morgan Stanley,
senior note, 3.70%, 10/23/24	United States	800,000	887,847
senior note, FRN thereafter, 3.622%, 4/01/31	United States	2,700,000	3,090,175
sub. bond, 3.95%, 4/23/27	United States	3,600,000	4,055,620
The Goldman Sachs Group Inc.,
senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,801,760
senior bond, 3.814% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	4,071,614
			18,813,565
Chemicals 1.4%
[a] Alpek SAB de CV, senior note, 144A, 4.25%, 9/18/29	Mexico	5,900,000	5,835,454
[b] CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	Hong Kong	3,000,000	3,335,403
EI du Pont de Nemours and Co., senior bond, 2.30%, 7/15/30	United States	6,000,000	6,249,344
The Sherwin-Williams Co.,
senior bond, 2.30%, 5/15/30	United States	1,600,000	1,634,861
senior note, 2.95%, 8/15/29	United States	4,900,000	5,276,833
			22,331,895
Commercial Services & Supplies 0.4%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,211,328
Republic Services Inc., senior bond, 3.95%, 5/15/28	United States	1,500,000	1,753,677
			5,965,005
Consumer Finance 0.7%
Capital One Financial Corp.,
senior note, 3.65%, 5/11/27	United States	1,500,000	1,642,459
senior note, 3.75%, 3/09/27	United States	4,850,000	5,359,890
senior note, 4.75%, 7/15/21	United States	1,200,000	1,251,533
senior sub. note, 4.20%, 10/29/25	United States	2,000,000	2,222,000
			10,475,882
Containers & Packaging 0.2%
Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,026,350
WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,230,732
WRKCo. Inc., senior note, 3.90%, 6/01/28	United States	700,000	775,409
			3,032,491
Diversified Financial Services 0.6%
[a] UBS AG, senior note, 144A, 1.75%, 4/21/22	Switzerland	1,900,000	1,936,365
Unilever Capital Corp., 5.90%, 11/15/32	United Kingdom	4,700,000	6,799,456
			8,735,821
Diversified Telecommunication Services 1.6%
AT&T Inc.,
senior bond, 4.30%, 2/15/30	United States	1,800,000	2,104,612
senior note, 3.80%, 2/15/27	United States	6,100,000	6,875,018
Bell Canada Inc., senior bond, 4.464%, 4/01/48	Canada	3,000,000	3,807,088
France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	7,019,328
Telefonica Emisiones SA,
senior note, 4.103%, 3/08/27	Spain	1,000,000	1,142,403

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

senior note, 4.895%, 3/06/48	Spain	4,200,000	5,113,730
			26,062,179
Education Services 0.5%
Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	8,151,780

Electric Utilities 1.9%
Baltimore Gas & Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,573,659
Duke Energy Carolinas LLC, secured bond, 3.70%, 12/01/47	United States	1,400,000	1,654,712
Duke Energy Corp.,
senior bond, 3.75%, 9/01/46	United States	1,400,000	1,588,076
senior note, 2.45%, 6/01/30	United States	1,700,000	1,795,003
Enel Finance International NV,
[a] senior bond, 144A, 3.50%, 4/06/28	Italy	2,700,000	2,907,708
[a] senior note, 144A, 3.625%, 5/25/27	Italy	3,500,000	3,826,504
[a] senior note, 144A, 6.00%, 10/07/39	Italy	200,000	266,894
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,470,274
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,720,081
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,307,113
Public Service Electric & Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,323,459
[a] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	2,300,000	2,546,997
The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,582,125
Virginia Electric & Power Co., senior bond, 3.80%, 9/15/47	United States	1,100,000	1,290,138
			29,852,743
Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,295,224
Energy Equipment & Services 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond,
4.08%, 12/15/47	United States	1,400,000	1,457,998
[a] Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	5,950,000	6,424,438
			7,882,436
Entertainment 0.1%
The Walt Disney Co., Sr Unsecured, 2.20%, 1/13/28	United States	2,000,000	2,090,987

Equity Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities Inc., senior bond, 2.45%, 1/15/31	United States	1,900,000	2,028,212
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	745,568
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	6,000,000	6,376,101
			9,149,881
Food & Staples Retailing 0.4%
Costco Wholesale Corp., senior note, 1.375%, 6/20/27	United States	1,300,000	1,330,328
The Kroger Co.,
senior bond, 4.45%, 2/01/47	United States	1,350,000	1,640,502
Sr Unsecured, 2.20%, 5/01/30	United States	3,000,000	3,126,197
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	500,000	543,202
			6,640,229
Food Products 0.5%
BAT Capital Corp.,
senior bond, 4.54%, 8/15/47	United Kingdom	750,000	817,680
senior note, 3.222%, 8/15/24	United Kingdom	1,500,000	1,608,209
senior note, 3.557%, 8/15/27	United Kingdom	500,000	541,335
Bunge Ltd. Finance Corp., senior note, 3.75%, 9/25/27	United States	1,450,000	1,513,662

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,147,776
			8,628,662
Gas Utilities 0.1%
Piedmont Natural Gas Co. Inc., senior bond, 3.35%, 6/01/50	United States	1,400,000	1,534,321

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, senior bond, 4.75%, 11/30/36	United States	4,500,000	6,060,224

Health Care Providers & Services 2.3%
Anthem Inc.,
senior bond, 3.65%, 12/01/27	United States	4,100,000	4,674,344
senior bond, 3.70%, 9/15/49	United States	700,000	798,199
senior bond, 4.375%, 12/01/47	United States	100,000	124,788
senior note, 4.101%, 3/01/28	United States	1,200,000	1,404,277
Cigna Corp.,
senior note, 4.375%, 10/15/28	United States	2,300,000	2,723,775
[a] senior note, 144A, 3.40%, 3/01/27	United States	4,900,000	5,401,933
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	1,000,000	1,169,853
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,771,281
senior note, 3.875%, 7/20/25	United States	500,000	561,872
senior note, 4.10%, 3/25/25	United States	4,100,000	4,637,652
HCA Inc.,
senior secured bond, first lien, 4.50%, 2/15/27	United States	4,100,000	4,574,374
senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,098,100
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,143,366
			36,083,814
Household Durables 0.4%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,766,103

Independent Power Producers & Energy Traders 0.4%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	5,979,320

Industrial Conglomerates 0.2%
Honeywell International Inc., senior bond, 1.95%, 6/01/30	United States	2,900,000	3,033,989

Insurance 2.2%
AXA SA, 8.60%, 12/15/30	France	3,600,000	5,232,656
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,129,836
Manulife Financial Corp., senior note, 2.484%, 5/19/27	Canada	4,100,000	4,296,832
Marsh & McLennan Cos. Inc.,
senior bond, 2.25%, 11/15/30	United States	2,200,000	2,290,862
senior bond, 4.90%, 3/15/49	United States	3,000,000	4,087,284
Metlife Inc.,
senior bond, 4.05%, 3/01/45	United States	400,000	471,174
senior bond, 5.875%, 2/06/41	United States	1,100,000	1,570,432
[a] Metropolitan Life Global Funding I, senior note, 144A, 2.95%, 4/09/30	United States	1,700,000	1,864,932
Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	5,000,000	5,377,078
Reinsurance Group of America Inc, Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,453,050
[a] Swiss Re Treasury US Corp., senior bond, 144A, 4.25%, 12/06/42	United States	750,000	919,411
The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,605,311
			35,298,858
Interactive Media & Services 0.8%
Baidu Inc., senior note, 3.075%, 4/07/25	Cayman Islands	5,000,000	5,265,577
Tencent Holdings Ltd.,
[b] senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,329,389
[a] Sr Unsecured, 144A, 3.28%, 4/11/24	China	5,200,000	5,530,260
			12,125,226
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd.,
senior bond, 4.00%, 12/06/37	China	200,000	232,490
senior bond, 4.40%, 12/06/57	China	700,000	900,663

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

senior note, 3.40%, 12/06/27	China	6,700,000	7,446,821
			8,579,974
IT Services 0.4%
Fiserv Inc.,
senior bond, 2.65%, 6/01/30	United States	2,700,000	2,854,463
senior bond, 4.40%, 7/01/49	United States	2,400,000	2,932,113
			5,786,576
Machinery 0.1%
Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	1,000,000	1,088,764

Media 1.0%
Charter Communications Operating LLC/Charter Communications
Operating Capital, senior bond, 2.80%, 4/01/31	United States	5,000,000	5,079,937
Comcast Corp.,
senior bond, 3.30%, 2/01/27	United States	1,800,000	2,021,034
senior bond, 3.40%, 7/15/46	United States	800,000	888,015
senior bond, 4.25%, 1/15/33	United States	2,000,000	2,459,075
senior bond, 4.95%, 10/15/58	United States	500,000	712,959
senior note, 6.50%, 11/15/35	United States	200,000	304,444
FOX Corp., senior bond, 5.576%, 1/25/49	United States	1,200,000	1,692,418
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,385,397
RELX Capital Inc., senior note, 3.00%, 5/22/30	United Kingdom	700,000	758,962
			15,302,241
Metals & Mining 0.3%
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	3,000,000	3,223,410
Southern Copper Corp., senior bond, 5.25%, 11/08/42	Mexico	1,300,000	1,544,382
			4,767,792
Multi-Utilities 0.7%
[a] Berkshire Hathaway Energy Co., Sr Unsecured, 144A, 3.70%, 7/15/30	United States	4,800,000	5,635,683
Dominion Energy Inc., senior note, 3.375%, 4/01/30	United States	5,000,000	5,542,500
			11,178,183
Multiline Retail 0.4%
Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	5,938,821

Oil, Gas & Consumable Fuels 2.7%
BP Capital Markets America Inc., senior note, 3.633%, 4/06/30	United States	2,300,000	2,602,879
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,210,389
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	3,400,000	3,819,354
Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	5,500,000	5,533,853
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,597,134
Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	808,803
Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,255,021
EOG Resources Inc., senior bond, 4.375%, 4/15/30	United States	200,000	238,551
Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	3,122,171
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,342,267
MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,285,475
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	4,292,558
Sunoco Logistics Partner, senior bond, 5.40%, 10/01/47	United States	300,000	295,522
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,685,519
The Williams Cos. Inc.,
senior bond, 3.50%, 11/15/30	United States	1,000,000	1,054,162
senior bond, 5.10%, 9/15/45	United States	700,000	767,609
TransCanada PipeLines Ltd., senior bond, 4.875%, 5/15/48	Canada	1,200,000	1,485,204
Valero Energy Corp.,
senior bond, 4.00%, 4/01/29	United States	500,000	556,731
senior note, 4.35%, 6/01/28	United States	1,500,000	1,699,872
			42,653,074
Pharmaceuticals 0.6%
AstraZeneca PLC, senior bond, 4.00%, 9/18/42	United Kingdom	1,300,000	1,587,519

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Shire Acquisitions Investments Ireland Designated Activity Co., senior note,
2.875%, 9/23/23	United States	4,600,000	4,875,046
Takeda Pharmaceutical Co. Ltd., senior note, 5.00%, 11/26/28	Japan	2,700,000	3,332,855
			9,795,420
Real Estate Management & Development 0.4%
[b] China Overseas Finance Cayman VI Ltd., senior note, Reg S, 5.95%,
5/08/24	Cayman Islands	5,000,000	5,723,478
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	650,000	686,778
			6,410,256
Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
senior bond, 4.15%, 4/01/45	United States	2,300,000	2,856,800
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,474,202
CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	908,415
			5,239,417
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.,
senior bond, 4.95%, 3/25/60	United States	2,200,000	3,249,970
senior note, 3.90%, 3/25/30	United States	3,000,000	3,630,538
Maxim Integrated Products Inc.,
senior note, 3.375%, 3/15/23	United States	800,000	831,498
senior note, 3.45%, 6/15/27	United States	2,450,000	2,678,912
			10,390,918
Software 0.1%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	1,660,000	1,742,968

Tobacco 0.6%
Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	7,114,205
[a] BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,869,487
			9,983,692
Trading Companies & Distributors 0.1%
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	2,250,000	2,068,141

Wireless Telecommunication Services 0.4%
T-Mobile USA Inc.,
[a] senior note, 144A, 3.75%, 4/15/27	United States	5,000,000	5,553,750
[a] senior secured bond, 144A, 3.875%, 4/15/30	United States	1,000,000	1,116,445
			6,670,195

Total Corporate Bonds & Notes (Cost $506,186,807)			528,956,894
U.S. Government & Agency Securities 33.4%
U.S. Treasury Bond,
2.00%, 2/15/50	United States	17,800,000	20,380,305
2.25%, 8/15/46	United States	25,340,000	30,051,161
2.25%, 8/15/49	United States	3,440,000	4,136,466
2.50%, 5/15/46	United States	1,225,000	1,519,120
2.75%, 8/15/42	United States	4,740,000	6,079,235
2.75%, 11/15/42	United States	15,410,000	19,745,266
3.00%, 11/15/44	United States	10,600,000	14,194,477
3.50%, 2/15/39	United States	20,570,000	29,110,969
U.S. Treasury Note,
.50%, 3/31/25	United States	42,900,000	43,362,516
1.375%, 8/31/23	United States	80,600,000	83,641,426
1.50%, 3/31/23	United States	30,273,000	31,381,039
1.50%, 9/30/24	United States	9,050,000	9,533,786
1.50%, 10/31/24	United States	5,750,000	6,062,095
1.875%, 9/30/22	United States	78,000,000	81,002,695
1.875%, 8/31/24	United States	5,150,000	5,501,749
2.125%, 2/29/24	United States	94,165,000	100,782,298
2.125%, 3/31/24	United States	11,000,000	11,787,617

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

2.75%, 9/15/21	United States	27,000,000	27,841,113
Total U.S. Government & Agency Securities (Cost $511,253,905)			526,113,333
Municipal Bonds 3.9%
Alabama 0.3%
Southeast Alabama Gas Supply Dist., Revenue, Libor-Project #2, Series, 0.966%, 6/01/49		5,000,000	4,885,200

California 1.6%
California State GO, Various Purpose, Refunding, 3.00%, 10/01/37		4,500,000	4,917,105
California State GO, Various Purpose, 4.00%, 3/01/46		2,500,000	2,945,075
Contra Costa Community College Dist., Refunding, 2.926%, 8/01/38		10,000,000	10,183,900
Whittier City School District GO, Refunding, 3.306%, 8/01/43		7,500,000	7,829,775
			25,875,855
New York 1.5%
Metropolitan Transportation Auth., Refunding, Series B, 5.00%, 11/15/52		7,255,000	8,122,843
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding,
Series D, 4.00%, 2/15/39		7,500,000	8,781,825
Triborough Bridge & Tunnel Auth., MTA Bridges and Tunnels, Refunding, Series B, 3.427%, 11/15/44		6,000,000	6,087,000
			22,991,668
Pennsylvania 0.2%
Pennsylvania State University, Refunding, Series B, 2.888%, 9/01/50		3,500,000	3,574,760
Texas 0.3%
Texas Water Dev. Board, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44		3,750,000	4,459,087

Total Municipals (Cost $61,163,194)			61,786,570
Mortgage-Backed Securities 24.5%
Fannie Mae 7.9%
Federal Home Loan Mortgage Corp.,
3.00%, 4/01/35	United States	1,583,857	1,667,865
3.00%, 5/01/35	United States	6,091,729	6,415,448
3.00%, 3/01/50	United States	11,328,749	11,976,692
3.00%, 3/01/50	United States	29,684,541	31,441,647
3.50%, 2/01/47	United States	6,687,053	7,223,004
3.50%, 2/01/47	United States	20,318,903	21,546,074
3.50%, 3/01/48	United States	21,200,616	22,583,936
4.00%, 6/01/48	United States	14,400,170	15,669,110
4.00%, 3/01/49	United States	6,270,773	6,769,475
			125,293,251
Freddie Mac 16.6%
Federal National Mortgage Association,
2.00%, 7/01/35	United States	5,000,000	5,171,680
2.50%, 5/01/35	United States	5,916,674	6,200,905
2.50%, 7/01/35	United States	12,000,000	12,561,094
2.50%, 5/01/50	United States	8,947,136	9,327,482
2.50%, 7/01/50	United States	25,166,000	26,226,707
3.00%, 3/01/50	United States	43,048,843	45,383,582
3.00%, 5/01/50	United States	24,295,445	25,613,101
3.50%, 8/01/49	United States	25,122,105	27,059,824
3.50%, 7/01/50	United States	19,281,000	20,278,189
4.00%, 9/01/48	United States	15,853,348	17,127,975
4.00%, 7/01/50	United States	16,313,000	17,286,045
4.50%, 7/01/47	United States	13,610,080	15,078,160
4.50%, 5/01/48	United States	7,425,871	8,246,718
4.50%, 12/01/48	United States	11,108,669	12,265,560
4.50%, 2/01/50	United States	12,498,743	13,667,152
			261,494,174
Total Mortgage-Backed Securities (Cost $383,591,194)			386,787,425
Foreign Government and Agency Securities 2.8%
Colombia 0.4%
Government of Colombia,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

senior bond, 4.375%, 7/12/21		3,400,000	3,488,179
senior bond, 5.00%, 6/15/45		3,250,000	3,662,084
			7,150,263
Indonesia 0.5%
[a] Government of Indonesia, senior bond, 144A		3,150,000	3,506,423
[a] Indonesia Government International Bond, senior note, 144A		3,500,000	3,809,126
			7,315,549
Mexico 0.5%
Government of Mexico,
senior bond, 3.60%, 1/30/25		2,700,000	2,869,560
senior note, 4.15%, 3/28/27		4,500,000	4,823,437
			7,692,997
Panama 0.4%
[a] Panama Notas del Tesoro, senior note, 144A		5,550,000	5,816,206
Peru 0.2%
Peruvian Government International Bond, senior bond		3,250,000	3,472,625
Supranational 0.4%
[a] The African Export-Import Bank, senior bond, 144A		6,100,000	6,034,699
Uruguay 0.4%
Government of Uruguay, senior bond		3,875,000	4,539,853
Uruguay Government International Bond, senior bond		1,400,000	1,536,367
			6,076,220
Total Foreign Government and Agency Securities (Cost $42,656,579)			43,558,559
Asset-Backed Securities 2.1%
American Express Credit Account Master Trust, Series 2019-1, Class A,
ABS, 2.87%, 10/15/24	United States	1,500,000	1,564,752
[a] BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, FRN
thereafter, 0.985%, 12/15/36	United States	3,090,000	3,073,829
Capital One Multi-Asset Execution Trust,
Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	4,636,243
Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,667,264
Series 2017-A4, Class A4, ABS, 1.99%, 7/17/23	United States	6,112,000	6,132,324
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, FRN
thereafter, 0.545%, 8/08/24	United States	2,000,000	2,009,094
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.89%, 10/15/24	United States	3,220,000	3,330,095
Series 2017-A6, Class A6, ABS, 1.88%, 2/15/23	United States	7,000,000	7,022,560

Total Asset-Backed Securities (Cost $33,031,086)			33,436,161

Total Investments before Short Term Investments (Cost $1,537,882,765)			1,580,638,942
Short Term Investments (Cost $15,698,547) 1.0%
Investments from Cash Collateral Received for Loaned Securities 1.0%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	United States	15,698,547	15,698,547
Total Investments (Cost $1,553,581,312) 101.2%			1,596,337,489

Other Assets, less Liabilities (1.2)%			(18,720,895)
Net Assets 100.0%			$1,577,616,594

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was
$109,195,685, representing 6.9% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $10,388,270, representing 0.7% of net assets.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note	Long	258	$32,441,485	9/30/20	$62,727
Ultra 10 Yr. U.S. Treasury Note	Short	585	(92,128,359)	9/21/20	(519,848)
Total Futures Contracts					$(457,121)
*As of period end.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
GO	-	General Obligation
MTA	-	Metropolitan Transit Authority
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.0%
Communication Services 10.2%
[a] Alphabet Inc., A	915	$1,297,516
AT&T Inc.	44,121	1,333,778
[a] Charter Communications Inc., A	2,517	1,283,771
Comcast Corp., A	34,560	1,347,149
[a] Liberty Broadband Corp., C	10,269	1,272,945
TELUS Corp.	76,614	1,284,817
The Walt Disney Co.	11,460	1,277,904
Verizon Communications Inc.	23,867	1,315,788
		10,413,668
Consumer Discretionary 11.1%
[a] Amazon.com Inc.	466	1,285,610
McDonald's Corp.	6,759	1,246,833
NIKE Inc., B	12,734	1,248,569
[a] NVR Inc.	386	1,257,877
[a] O'Reilly Automotive Inc.	2,940	1,239,710
Ross Stores Inc.	13,974	1,191,144
Target Corp.	10,350	1,241,275
The Home Depot Inc.	5,085	1,273,843
Tractor Supply Co.	9,739	1,283,503
		11,268,364
Consumer Staples 6.6%
McCormick & Co. Inc.	7,692	1,380,022
PepsiCo Inc.	10,137	1,340,719
The Coca-Cola Co.	29,044	1,297,686
The Procter & Gamble Co.	11,282	1,348,989
Walmart Inc.	10,917	1,307,638
		6,675,054
Energy 2.6%
Chevron Corp.	10,041	895,959
Exxon Mobil Corp.	19,813	886,037
Royal Dutch Shell PLC, A, ADR	26,728	873,738
		2,655,734
Financials 10.7%
Aflac Inc.	27,467	989,636
Arthur J. Gallagher & Co.	10,352	1,009,216
Chubb Ltd.	7,862	995,486
Intercontinental Exchange Inc.	10,618	972,609
JPMorgan Chase & Co.	10,351	973,615
S&P Global Inc.	3,068	1,010,845
The Progressive Corp.	12,391	992,643
The Travelers Cos. Inc.	8,616	982,655
Truist Financial Corp.	25,334	951,292
U.S. Bancorp	26,202	964,758
W. R. Berkley Corp.	17,353	994,153
		10,836,908
Health Care 14.0%
Abbott Laboratories	14,139	1,292,729
AbbVie Inc.	13,132	1,289,300
Baxter International Inc.	15,214	1,309,926
Becton Dickinson and Co.	5,431	1,299,475
Bristol-Myers Squibb Co.	22,192	1,304,890
Danaher Corp.	7,306	1,291,920
Johnson & Johnson	8,908	1,252,732
Medtronic PLC	13,686	1,255,006
Merck & Co. Inc.	16,643	1,287,003

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Pfizer Inc.		38,580	1,261,566
Quest Diagnostics Inc.		11,622	1,324,443
			14,168,990
Industrials 8.4%
BWX Technologies Inc.		16,384	927,990
General Dynamics Corp.		6,245	933,378
Honeywell International Inc.		6,627	958,198
Lockheed Martin Corp.		2,555	932,371
Raytheon Technologies Corp.		14,769	910,066
Republic Services Inc.		11,825	970,241
Roper Technologies Inc.		2,401	932,212
United Parcel Service Inc., B		8,985	998,952
Verisk Analytics Inc.		5,742	977,288
			8,540,696
Information Technology 26.3%
Accenture PLC, A		7,313	1,570,247
Amphenol Corp., A		15,188	1,455,162
Analog Devices Inc.		12,296	1,507,982
Apple Inc.		4,129	1,506,259
Automatic Data Processing Inc.		9,846	1,465,971
[a] Black Knight Inc.		20,365	1,477,685
Booz Allen Hamilton Holding Corp.		18,543	1,442,460
Cisco Systems Inc.		32,811	1,530,305
[a] Fiserv Inc.		14,629	1,428,083
Global Payments Inc.		8,358	1,417,684
International Business Machines Corp.		12,238	1,477,983
Intuit Inc.		5,037	1,491,909
Mastercard Inc., A		4,867	1,439,172
Microsoft Corp.		7,387	1,503,328
Oracle Corp.		26,882	1,485,768
[a] Synopsys Inc.		7,666	1,494,870
Texas Instruments Inc.		11,832	1,502,309
Visa Inc., A		7,600	1,468,092
			26,665,269
Materials 2.6%
Air Products and Chemicals Inc.		3,673	886,882
Ecolab Inc.		4,307	856,878
Linde PLC		4,136	877,287
			2,621,047
Real Estate 3.5%
Alexandria Real Estate Equities Inc.		5,336	865,766
Crown Castle International Corp.		5,406	904,694
Equity Residential		15,167	892,123
Public Storage		4,726	906,872
			3,569,455
Utilities 3.0%
American Electric Power Co. Inc.		9,760	777,286
Dominion Energy Inc.		9,559	776,000
Duke Energy Corp.		9,327	745,134
Xcel Energy Inc.		11,846	740,375
			3,038,795
Total Investments before Short Term Investments (Cost $98,116,830)			100,453,980
Short Term Investments 0.5%
U.S. Government & Agency Securities 0.5%
[b] FHLB	United States	495,000	495,000

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Total Short-Term Investments (Cost $495,000)	$495,000
Total Investments (Cost $98,611,830) 99.5%	100,948,980
Other Assets, less Liabilities 0.5%	497,761
Net Assets 100.0%	$101,446,741
[a]Non-income producing.
[b]The security was issued on a discount basis with no stated coupon rate.

Abbreviations
Selected Portfolio
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF	Principal Amount	Value
U.S. Government & Agency Securities 59.7%
U.S. Treasury Bond,
1.25%, 5/15/50	4,000,000	$3,841,250
2.375%, 11/15/49	5,760,000	7,112,700
2.50%, 2/15/45	5,850,000	7,217,323
2.875%, 5/15/43	4,430,000	5,789,370
3.00%, 5/15/47	5,550,000	7,563,393
3.625%, 2/15/44	5,300,000	7,759,842
4.375%, 5/15/40	470,000	742,930
4.625%, 2/15/40	650,000	1,054,384
U.S. Treasury Note,
0.125%, 5/15/23	5,620,000	5,612,316
0.25%, 5/31/25	3,890,000	3,885,441
0.375%, 3/31/22	60,000	60,224
1.375%, 1/31/22	730,000	743,958
1.50%, 8/31/21	8,900,000	9,037,672
1.50%, 11/30/24	5,710,000	6,024,719
1.625%, 11/15/22	3,810,000	3,941,713
1.625%, 5/15/26	7,780,000	8,339,795
1.625%, 8/15/29	2,830,000	3,088,016
1.75%, 11/30/21	30,000	30,676
1.75%, 5/15/23	3,360,000	3,512,184
2.00%, 8/31/21	30,000	30,642
2.00%, 11/15/21	3,680,000	3,772,791
2.00%, 12/31/21	3,060,000	3,144,329
2.00%, 11/30/22	4,190,000	4,375,113
2.00%, 4/30/24	8,270,000	8,834,847
2.125%, 12/31/22	2,180,000	2,286,403
2.125%, 3/31/24	8,640,000	9,258,638
2.25%, 2/15/27	5,790,000	6,469,081
2.375%, 3/15/22	6,470,000	6,713,636
2.375%, 2/29/24	7,840,000	8,461,841
2.375%, 8/15/24	8,040,000	8,749,153
2.375%, 5/15/29	3,340,000	3,855,025
2.50%, 1/15/22	6,020,000	6,235,756
2.50%, 2/15/22	7,820,000	8,115,541
2.50%, 8/15/23	4,400,000	4,718,570
2.50%, 5/15/24	9,280,000	10,099,613
2.75%, 2/15/28	4,890,000	5,704,968
2.875%, 11/30/23	8,060,000	8,794,373
2.875%, 5/15/28	4,760,000	5,618,288
2.875%, 8/15/28	5,110,000	6,052,056
3.00%, 5/15/45	5,760,000	7,734,937
3.125%, 11/15/28	4,960,000	5,997,241
United States Treasury Inflation Protected Security, 0.125%, 1/15/30	1,993,500	2,156,373
Total U.S. Government & Agency Securities (Cost $221,227,648)		222,537,121
Mortgage-Backed Securities 2.8%
Fannie Mae 0.9%
Federal National Mortgage Association, 2.50%, 7/01/50	3,250,000	3,389,436

Ginnie Mae 1.9%
Government National Mortgage Association,
3.00%, 5/20/50	3,243,210	3,442,207
3.00%, 6/20/50	3,250,000	3,449,414
		6,891,621
Total Mortgage-Backed Securities (Cost $10,255,952)		10,281,057

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Short Term Investments 3.0%
Money Market Funds 3.0%
[a,b] Institutional Fiduciary Trust Portfolio, 0.00%	11,216,875	11,216,875
Total Short Term Investments (Cost $11,216,875)		11,216,875
Total Investments (Cost $242,700,475) 65.5%		244,035,053
Other Assets, less Liabilities 34.5%		128,512,103
Net Assets 100.0%		$372,547,156
[a]See Note 5 regarding investments in affiliated management investment companies
[b]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 96.5%
Brazil 3.4%
Ambev SA	Beverages	99,000	$254,947
BB Seguridade Participacoes SA	Insurance	32,000	158,928
Cielo SA	IT Services	37,000	31,132
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	7,000	53,659
Porto Seguro SA	Insurance	2,000	18,365
TIM Participacoes SA	Wireless Telecommunication Services	23,500	60,774
Vale SA	Metals & Mining	25,980	264,588
			842,393
Chile 1.1%
Aguas Andinas SA, A	Water Utilities	80,237	27,202
	Independent Power and Renewable
Colbun SA	Electricity Producers	202,130	32,268
Compania Cervecerias Unidas SA	Beverages	4,100	29,553
Enel Americas SA	Electric Utilities	747,515	112,956
Enel Chile SA	Electric Utilities	861,930	64,493
			266,472
China 26.8%
A-Living Services Co. Ltd., H	Commercial Services & Supplies	6,250	31,490
Agricultural Bank of China Ltd., A	Banks	60,200	28,789
Agricultural Bank of China Ltd., H	Banks	515,000	207,317
[a] AK Medical Holdings Ltd., Reg S	Health Care Equipment & Supplies	6,000	19,083
Anhui Conch Cement Co. Ltd., A	Construction Materials	5,000	37,431
Anhui Conch Cement Co. Ltd., H	Construction Materials	26,530	178,682
Anhui Kouzi Distillery Co. Ltd., A	Beverages	500	3,601
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,000	3,295
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	6,876
Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	440	10,113
BAIC Motor Corp. Ltd., H	Automobiles	25,000	10,806
Bank of Beijing Co. Ltd., A	Banks	29,300	20,313
Bank of China Ltd., A	Banks	14,200	6,992
Bank of China Ltd., H	Banks	615,000	227,735
Bank of Communications Co. Ltd., A	Banks	59,200	42,969
Bank of Communications Co. Ltd., H	Banks	269,200	166,026
Bank of Hangzhou Co. Ltd.	Banks	7,100	8,961
Bank of Nanjing Co. Ltd., A	Banks	12,500	12,964
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	27,500	17,743
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	2,500	2,073
Beijing Kunlun Tech Co. Ltd.	Entertainment	1,000	3,532
Brilliance China Automotive Holdings Ltd.	Automobiles	60,000	53,726
China Cinda Asset Management Co. Ltd., H	Capital Markets	253,000	49,618
China CITIC Bank Corp. Ltd., A	Banks	8,000	5,829
China CITIC Bank Corp. Ltd., H	Banks	320,000	139,553
China Conch Venture Holdings Ltd.	Construction & Engineering	49,000	206,736
China Construction Bank Corp., H	Banks	295,000	238,651
China Everbright Bank Co. Ltd., A	Banks	53,800	27,251
China Everbright Bank Co. Ltd., H	Banks	100,000	37,546
[a,b] China Feihe Ltd., 144A, Reg S	Food Products	15,000	30,037
China Hongqiao Group Ltd.	Metals & Mining	27,500	12,206
China Lesso Group Holdings Ltd.	Building Products	25,000	32,514
China Medical System Holdings Ltd.	Pharmaceuticals	45,000	53,010
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	20,000	23,637
China Minsheng Banking Corp. Ltd., A	Banks	52,500	42,117
China Minsheng Banking Corp. Ltd., H	Banks	207,000	142,087
China Mobile Ltd.	Wireless Telecommunication Services	32,110	216,678
China National Building Material Co. Ltd., H	Construction Materials	60,000	63,867
China Overseas Property Holdings Ltd.	Real Estate Management & Development	20,000	21,160
China Pacific Insurance Group Co. Ltd., A	Insurance	5,500	21,206

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

China Pacific Insurance Group Co. Ltd., H	Insurance	40,000	106,833
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	24,000	13,277
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	460,000	191,705
China Reinsurance Group Corp., H	Insurance	85,000	8,664
China Resources Cement Holdings Ltd.	Construction Materials	75,000	91,833
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	8,000	16,254
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	121,400	189,843
China South Publishing & Media Group Co. Ltd., A	Media	2,500	3,742
China Taiping Insurance Holdings Co. Ltd.	Insurance	25,000	40,062
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	310,000	86,795
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	29,500	79,053
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	2,000	3,333
Chongqing Brewery Co. Ltd., A	Beverages	500	5,164
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	75,000	29,514
CNOOC Ltd.	Oil, Gas & Consumable Fuels	195,000	216,878
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	38,400	178,364
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	550	2,123
Dali Foods Group Co. Ltd.	Food Products	71,500	43,359
Daqin Railway Co. Ltd., A	Road & Rail	25,800	25,699
Dongfeng Motor Group Co. Ltd., H	Automobiles	96,000	57,349
East Money Information Co. Ltd.	Capital Markets	7,000	20,006
Far East Horizon Ltd.	Diversified Financial Services	30,000	25,470
Focus Media Information Technology Co. Ltd.	Media	20,500	16,156
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	4,500	79,205
Fujian Sunner Development Co. Ltd.	Food Products	2,500	10,258
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	2,500	7,382
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	166	12,895
Gree Electric Appliances Inc. of Zhuhai	Household Durables	4,000	32,016
[c,d] GSX Techedu Inc., ADR	Diversified Consumer Services	1,195	71,688
Guangdong Haid Group Co. Ltd.	Food Products	1,500	10,100
Guangzhou Automobile Group Co. Ltd., H	Automobiles	87,000	62,749
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd.	Components	500	7,040
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	500	7,357
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,500	6,603
Hefei Meiya Optoelectronic Technology Inc.	Machinery	1,000	7,442
Heilongjiang Agriculture Co. Ltd., A	Food Products	2,500	5,695
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	5,000	32,606
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	500	9,415
Hualan Biological Engineering Inc.	Biotechnology	2,800	19,852
Huaxin Cement Co. Ltd., A	Construction Materials	2,500	8,387
Huayu Automotive Systems Co. Ltd.	Auto Components	4,000	11,766
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,500	5,403
Hunan Valin Steel Co. Ltd.	Metals & Mining	6,000	3,200
Industrial and Commercial Bank of China Ltd.	Banks	10,500	7,398
Industrial and Commercial Bank of China Ltd., H	Banks	350,000	212,246
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	11,000	3,953
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	5,500	24,225
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,070	10,522
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	37,000	43,347
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,500	22,314
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	500	5,836
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,500	4,050
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	2,500	6,183
Juewei Food Co. Ltd., A	Food Products	500	5,004
Kweichow Moutai Co. Ltd., A	Beverages	1,250	258,725
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	45,000	24,153
Lomon Billions Group Co. Ltd.	Chemicals	2,500	6,544
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	53,220	253,038
Luenmei Quantum Co. Ltd., A	Water Utilities	1,500	3,043
Luzhou Laojiao Co. Ltd., A	Beverages	2,100	27,074
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	9,100	3,322

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Muyuan Foodstuff Co. Ltd.	Food Products	3,400	39,447
NanJi E-Commerce Co. Ltd.	Media	2,500	7,488
NetEase Inc., ADR	Entertainment	605	259,775
New Hope Liuhe Co. Ltd.	Food Products	4,000	16,865
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	46,000	41,605
Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	1,500	5,889
Ovctek China, Inc., A	Health Care Equipment & Supplies	650	6,377
Perfect World Co. Ltd.	Entertainment	1,000	8,155
Postal Savings Bank of China Co. Ltd., H	Banks	150,000	86,124
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	6,000	6,876
SAIC Motor Corp. Ltd.	Automobiles	10,000	24,039
Sansteel Minguang Co. Ltd.	Metals & Mining	4,500	4,240
Sany Heavy Industry Co. Ltd., A	Machinery	10,600	28,136
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,500	11,050
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	13,600	13,874
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,500	6,123
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,100	5,253
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	2,500	3,367
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	5,000	7,690
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	1,500	15,296
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,000	7,725
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	4,500	3,546
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	3,250	1,724
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	2,000	8,283
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	14,000	14,162
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	700	22,076
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,173	50,736
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,500	6,295
Shui On Land Ltd.	Real Estate Management & Development	93,000	15,599
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	5,500	7,214
Sichuan Swellfun Co. Ltd., A	Beverages	500	4,416
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	42,500	10,199
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	9,000	4,431
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	120,000	28,798
Suofeiya Home Collection Co. Ltd.	Household Durables	1,000	3,420
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,500	3,404
Toly Bread Co. Ltd., A	Food Products	500	3,600
[c] Tongkun Group Co. Ltd., A	Chemicals	1,500	2,708
[c] Topchoice Medical Investment Corp., A	Health Care Providers & Services	300	7,079
Wanhua Chemical Group Co. Ltd., A	Chemicals	4,500	31,828
Weichai Power Co. Ltd., A	Machinery	7,800	15,141
Weifu High-Technology Group Co. Ltd., A	Auto Components	1,500	4,389
Weihai Guangwei Composites Co. Ltd., A	Chemicals	500	4,438
Wens Foodstuffs Group Co. Ltd.	Food Products	6,000	18,507
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	4,000	26,487
Wuliangye Yibin Co. Ltd., A	Beverages	4,700	113,794
Xiamen C & D Inc., A	Trading Companies & Distributors	2,500	2,865
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,000	2,479
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	29,882
Yealink Network Technology Corp. Ltd.	Communications Equipment	1,200	11,590
[c] Yihai International Holding Ltd.	Food Products	7,000	71,757
Yuexiu Property Co. Ltd.	Real Estate Management & Development	152,000	27,064
Yunda Holding Co. Ltd.	Air Freight & Logistics	3,250	11,243
Yuzhou Properties Co.	Real Estate Management & Development	45,000	19,451
Zhejiang Juhua Co. Ltd., A	Chemicals	3,500	3,412
Zhejiang NHU Co. Ltd.	Pharmaceuticals	3,000	12,352
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,500	2,494
Zhejiang Supor Co. Ltd.	Household Durables	500	5,023
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,500	4,114
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	500	4,404

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,590	205,209
			6,678,739
Colombia 0.3%
Ecopetrol SA	Oil, Gas & Consumable Fuels	134,540	74,659
Egypt 0.7%
Commercial International Bank Egypt SAE	Banks	31,775	127,061
Eastern Co. SAE	Tobacco	41,620	32,878
ElSewedy Electric Co.	Electrical Equipment	29,470	12,106
			172,045
Greece 0.2%
Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	1,815	25,135
OPAP SA	Hotels, Restaurants & Leisure	4,035	38,272
			63,407
Hong Kong 0.3%
Kingboard Laminates Holdings Ltd.	Chemicals	34,000	34,173
The Wharf Holdings Ltd.	Real Estate Management & Development	20,000	40,669
			74,842
India 12.2%
Asian Paints Ltd.	Chemicals	5,820	130,072
Bajaj Auto Ltd.	Automobiles	2,520	94,322
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	20,400	101,049
Bharti Infratel Ltd.	Diversified Telecommunication Services	10,020	29,395
Britannia Industries Ltd.	Food Products	1,640	78,277
Coal India Ltd.	Oil, Gas & Consumable Fuels	51,705	90,976
Colgate-Palmolive India Ltd.	Personal Products	1,900	35,399
Dabur India Ltd.	Personal Products	15,935	98,338
Eicher Motors Ltd.	Automobiles	396	96,159
GAIL India Ltd.	Gas Utilities	43,045	58,236
HCL Technologies Ltd.	IT Services	33,155	244,522
[a,b] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	1,275	41,935
Hero Motocorp Ltd.	Automobiles	2,700	91,078
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	23,200	66,601
Hindustan Unilever Ltd.	Household Products	9,115	263,175
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	58,785	66,451
[c] Indraprastha Gas Ltd.	Gas Utilities	3,200	18,746
Infosys Ltd.	IT Services	26,940	262,590
ITC Ltd.	Tobacco	105,500	271,981
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,080	24,706
Marico Ltd.	Personal Products	14,530	67,720
Nestle India Ltd.	Food Products	860	195,620
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	72,555	78,173
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	160	42,201
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	16,015	54,735
Pidilite Industries Ltd.	Chemicals	3,535	64,240
REC Ltd.	Diversified Financial Services	16,366	23,432
Tata Consultancy Services Ltd.	IT Services	9,240	254,809
Tech Mahindra Ltd.	IT Services	13,430	96,656
			3,041,594
Indonesia 2.8%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	460,500	32,075
Charoen Pokphand Indonesia Tbk PT	Food Products	170,500	66,541
Gudang Garam Tbk PT	Tobacco	13,000	42,931
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	398,000	45,832
Indofood CBP Sukses Makmur Tbk PT	Food Products	61,500	40,254
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	1,076,000	229,738
Unilever Indonesia Tbk PT	Household Products	296,000	163,696

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

United Tractors Tbk PT	Oil, Gas & Consumable Fuels	58,500	67,776
			688,843
Malaysia 2.0%
Carlsberg Brewery Malaysia Bhd.	Beverages	2,500	14,457
Digi.com Bhd.	Wireless Telecommunication Services	113,500	114,162
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	50,500	153,209
Nestle (Malaysia) Bhd.	Food Products	2,800	91,417
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	4,500	21,634
Petronas Gas Bhd.	Gas Utilities	19,000	74,847
Westports Holdings Bhd.	Transportation Infrastructure	28,000	24,831
			494,557
Mexico 2.4%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	79,305	62,635
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	11,275	80,643
Grupo Mexico SAB de CV, B	Metals & Mining	45,860	106,041
Kimberly-Clark de Mexico SAB de CV, A	Household Products	50,460	78,353
Megacable Holdings SAB de CV	Media	8,506	24,763
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	99,380	237,193
			589,628
Pakistan 0.1%
MCB Bank Ltd.	Banks	13,066	12,612
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	27,192	17,653
			30,265
Philippines 0.5%
Globe Telecom Inc.	Wireless Telecommunication Services	1,125	46,739
Manila Electric Co.	Electric Utilities	7,470	40,180
Metro Pacific Investments Corp.	Diversified Financial Services	210,000	15,594
PLDT Inc.	Wireless Telecommunication Services	1,300	32,614
			135,127
Poland 0.3%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,650	73,612
Qatar 1.7%
Industries Qatar QSC	Industrial Conglomerates	55,740	117,818
Masraf Al Rayan QSC	Banks	89,740	94,152
Mesaieed Petrochemical Holding Co.	Chemicals	109,325	60,653
Qatar Electricity & Water Co. QSC	Multi-Utilities	16,355	70,972
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	13,065	57,807
Qatar International Islamic Bank QSC	Banks	14,845	33,107
			434,509
Russia 10.3%
Alrosa PJSC	Metals & Mining	114,630	103,732
Gazprom PJSC	Oil, Gas & Consumable Fuels	88,670	240,471
Inter RAO UES PJSC	Electric Utilities	1,538,920	104,748
LUKOIL PJSC	Oil, Gas & Consumable Fuels	3,265	241,916
Magnitogorsk Iron & Steel Works	Metals & Mining	90,520	46,985
MMC Norilsk Nickel PJSC	Metals & Mining	785	206,015
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	18,545	170,428
Moscow Exchange MICEX	Capital Markets	35,845	56,946
NLMK PJSC	Metals & Mining	52,940	104,640
[a] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	1,600	227,520
[a] PhosAgro PJSC, GDR, Reg S	Chemicals	4,795	59,170
Polymetal International PLC	Metals & Mining	7,420	145,236
Polyus Gold OJSC	Metals & Mining	1,180	198,509
Rosneft PJSC	Oil, Gas & Consumable Fuels	35,700	180,769
Severstal PAO	Metals & Mining	10,975	133,109
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	206,485	111,321

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Tatneft PAO	Oil, Gas & Consumable Fuels	31,375	243,059
			2,574,574
Saudi Arabia 3.5%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	715	21,311
Advanced Petrochemical Co.	Chemicals	3,085	43,754
Al-Rajhi Bank	Banks	15,620	235,695
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,150	33,479
Jarir Marketing Co.	Specialty Retail	1,840	71,618
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	1,295	26,722
Saudi Arabian Fertilizer Co.	Chemicals	4,915	97,619
Saudi Cement Co.	Construction Materials	1,815	25,645
Saudi Telecom Co.	Diversified Telecommunication Services	8,890	234,633
Yanbu National Petrochemical Co.	Chemicals	5,770	78,759
			869,235
South Africa 3.4%
AngloGold Ashanti Ltd.	Metals & Mining	8,265	240,501
Clicks Group Ltd.	Food & Staples Retailing	7,815	94,617
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	10,030	75,299
Kumba Iron Ore Ltd.	Metals & Mining	3,095	82,492
Mr. Price Group Ltd.	Specialty Retail	9,780	80,491
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	8,035	23,585
Tiger Brands Ltd.	Food Products	4,785	49,130
Vodacom Group Ltd.	Wireless Telecommunication Services	21,760	153,979
Woolworths Holdings Ltd.	Multiline Retail	21,012	40,029
			840,123
South Korea 8.2%
BGF Retail Co. Ltd.	Food & Staples Retailing	190	21,956
BNK Financial Group Inc.	Banks	8,870	36,871
Coway Co. Ltd.	Household Durables	1,745	104,742
Daelim Industrial Co. Ltd.	Construction & Engineering	711	48,647
Hana Financial Group Inc.	Banks	10,210	229,181
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,800	34,269
Industrial Bank of Korea	Banks	9,150	61,464
KB Financial Group Inc.	Banks	9,130	257,691
Korea Zinc Co. Ltd.	Metals & Mining	200	55,701
KT&G Corp.	Tobacco	3,705	240,870
Kumho Petrochemical Co. Ltd.	Chemicals	450	27,871
NCSoft Corp.	Entertainment	400	296,296
[c] PearlAbyss Corp.	Entertainment	165	29,904
S-1 Corp.	Commercial Services & Supplies	500	35,665
Samsung Card Co. Ltd.	Consumer Finance	731	16,621
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	5,030	220,796
Shinhan Financial Group Co. Ltd.	Banks	9,575	228,858
Woori Financial Group Inc.	Banks	12,965	94,959
			2,042,362
Taiwan 11.2%
Accton Technology Corp.	Communications Equipment	12,820	99,068
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	8,440	84,530
Asia Cement Corp.	Construction Materials	35,000	51,721
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	10,000	73,209
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	19,100	143,714
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	19,820	57,234
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	63,600	252,206
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	4,740	54,943
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	45,000	103,713
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,530	65,066

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,220	84,959
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,840	254,754
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	55,000	86,309
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	10,000	36,435
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	40,260	83,237
Nien Made Enterprise Co. Ltd.	Household Durables	6,000	58,466
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	18,990	146,748
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	17,600	63,827
President Chain Store Corp.	Food & Staples Retailing	16,820	169,029
Ruentex Development Co. Ltd.	Real Estate Management & Development	10,000	17,319
Standard Foods Corp.	Food Products	10,860	23,189
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	20,000	28,233
Taiwan Cement Corp.	Construction Materials	105,000	152,138
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	50,490	189,095
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	24,150	256,196
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	28,000	73,833
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	9,000	54,602
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	1,200	32,619
			2,796,392
Thailand 2.0%
Advanced Info Service PCL	Wireless Telecommunication Services	40,000	239,424
Bumrungrad Hospital PCL	Health Care Providers & Services	12,500	47,116
Home Product Center PCL, NVDR	Specialty Retail	116,500	58,048
Intouch Holdings PCL	Wireless Telecommunication Services	75,500	137,406
Osotspa PCL, NVDR	Beverages	17,000	20,901
			502,895
Turkey 1.7%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	5,180	24,544
BIM Birlesik Magazalar AS	Food & Staples Retailing	15,830	157,036
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	54,415	68,111
Ford Otomotiv Sanayi AS	Automobiles	2,832	29,292
Haci Omer Sabanci Holding AS	Diversified Financial Services	15,450	20,826
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	34,495	82,731
[c] Turkiye Is Bankasi AS, C	Banks	47,695	38,825
			421,365
United Arab Emirates 1.4%
Aldar Properties PJSC	Real Estate Management & Development	108,315	52,489
Dubai Islamic Bank PJSC	Banks	51,840	53,913
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	54,490	244,772
			351,174
Total Common Stocks (Cost $24,902,200)			24,058,812
Preferred Stocks 2.3%
Brazil 1.6%
[e] Itausa SA, 5.308%, pfd.	Banks	157,000	274,210

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[e] Telefonica Brasil SA, 6.275%, pfd.	Diversified Telecommunication Services	15,709	137,412
			411,622
Russia 0.5%
[e] Surgutneftegas PJSC, 21.722%, pfd.	Oil, Gas & Consumable Fuels	244,595	120,402
South Korea 0.2%
[e] LG Household & Health Care Ltd., 1.524%, pfd.	Personal Products	30	18,082
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.286%, pfd.	Peripherals	920	35,565
			53,647
Total Preferred Stocks (Cost $698,300)			585,671
Total Investments before Short Term Investments (Cost $25,600,500)			24,644,483
Short Term Investments (Cost $47,600) 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
United States 0.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	Money Market Funds	47,600	47,600
Total Investments (Cost $25,648,100) 99.0%			24,692,083
Other Assets, less Liabilities 1.0%			249,301
Net Assets 100.0%			$24,941,384

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $630,783, representing 2.5% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $325,010, representing 1.3% of net assets.
cNon-income producing.
dA portion or all of the security is on loan at June 30, 2020.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	5	$246,425	9/18/20	$1,830

* As of period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.9%
Australia 9.2%
Australian Stock Exchange Ltd.	Capital Markets	2,732	$160,598
Commonwealth Bank of Australia	Banks	10,016	478,721
Macquarie Group Ltd.	Capital Markets	4,964	405,341
National Australia Bank Ltd.	Banks	31,796	398,864
Westpac Banking Corp.	Banks	39,288	485,544
			1,929,068
Belgium 0.2%
Proximus SADP	Diversified Telecommunication Services	2,236	45,556
Canada 6.2%
Canadian Imperial Bank of Commerce	Banks	4,940	329,116
IGM Financial Inc.	Capital Markets	1,680	40,693
Royal Bank of Canada	Banks	6,508	440,126
TELUS Corp.	Diversified Telecommunication Services	4,212	70,416
The Toronto-Dominion Bank	Banks	9,700	431,515
			1,311,866
China 1.2%
China Vanke Co. Ltd., A	Real Estate Management & Development	6,400	23,670
China Vanke Co. Ltd., H	Real Estate Management & Development	20,400	64,487
Far East Horizon Ltd.	Diversified Financial Services	16,000	13,584
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	33,000	156,900
			258,641
Denmark 0.4%
Tryg AS	Insurance	2,688	77,773
Finland 2.3%
Elisa OYJ	Diversified Telecommunication Services	2,184	132,803
Kone OYJ, B	Machinery	5,076	349,022
			481,825
Germany 2.9%
Allianz SE	Insurance	2,280	465,448
Hannover Rueck SE	Insurance	888	152,994
			618,442
Hong Kong 0.1%
Sino Land Co. Ltd.	Real Estate Management & Development	22,000	27,676
Indonesia 0.7%
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	715,600	152,788
Japan 7.2%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,700	156,141
KDDI Corp.	Wireless Telecommunication Services	11,600	347,726
Lawson Inc.	Food & Staples Retailing	530	26,577
MS&AD Insurance Group Holdings Inc.	Insurance	4,200	115,273
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	800	14,831
NTT DOCOMO Inc.	Wireless Telecommunication Services	13,900	371,320
ORIX Corp.	Diversified Financial Services	15,200	187,173
Sekisui House Ltd.	Household Durables	4,200	79,905
Sony Financial Holdings Inc.	Insurance	1,000	24,053

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Tokio Marine Holdings Inc.	Insurance	4,600	200,313
			1,523,312
Macau 1.0%
Sands China Ltd.	Hotels, Restaurants & Leisure	54,400	213,376
Mexico 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	2,768	19,798
New Zealand 0.4%
Spark New Zealand Ltd.	Diversified Telecommunication Services	28,916	84,883
Philippines 0.1%
Globe Telecom Inc.	Wireless Telecommunication Services	220	9,140
Qatar 2.1%
Masraf Al Rayan QSC	Banks	38,864	40,775
Qatar Islamic Bank SAQ	Banks	15,156	65,561
Qatar National Bank SAQ	Banks	72,264	345,144
			451,480
Russia 0.9%
NLMK PJSC	Metals & Mining	16,652	32,914
Tatneft PAO	Oil, Gas & Consumable Fuels	19,900	154,163
			187,077
Saudi Arabia 0.6%
Advanced Petrochemical Co.	Chemicals	848	12,027
Jarir Marketing Co.	Specialty Retail	572	22,264
National Commercial Bank	Banks	10,084	100,141
			134,432
Singapore 1.9%
DBS Group Holdings Ltd.	Banks	11,400	169,973
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	106,800	188,329
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	3,600	41,753
			400,055
South Africa 1.2%
Absa Group Ltd.	Banks	7,492	36,781
FirstRand Ltd.	Diversified Financial Services	75,276	164,892
Mr. Price Group Ltd.	Specialty Retail	4,980	40,986
Rand Merchant Investment Holdings Ltd.	Insurance	11,528	19,374
			262,033
South Korea 0.2%
Coway Co. Ltd.	Household Durables	512	30,732
Spain 0.6%
Bankinter SA	Banks	7,980	38,047
Red Electrica Corp. SA	Electric Utilities	4,676	87,207
			125,254
Switzerland 6.6%
Novartis AG	Pharmaceuticals	4,600	400,118
Roche Holding AG	Pharmaceuticals	1,096	379,792
SGS SA	Professional Services	85	207,667
Zurich Insurance Group AG	Insurance	1,120	395,023
			1,382,600
Taiwan 2.6%
Chailease Holding Co. Ltd.	Diversified Financial Services	14,778	62,609
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	5,860	33,069
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	40,000	424,342

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	13,000	34,280
			554,300
Turkey 0.0%†
Ford Otomotiv Sanayi AS	Automobiles	841	8,699
United Kingdom 8.7%
Barratt Developments PLC	Household Durables	10,192	62,450
GlaxoSmithKline PLC	Pharmaceuticals	19,292	390,120
Kingfisher PLC	Specialty Retail	19,876	54,226
Legal & General Group PLC	Insurance	80,304	219,185
Schroders PLC	Capital Markets	1,340	48,827
Smiths Group PLC	Industrial Conglomerates	4,460	77,812
St. James's Place Capital PLC	Capital Markets	4,424	52,083
Taylor Wimpey PLC	Household Durables	46,092	81,212
Unilever NV	Personal Products	8,092	429,433
Unilever PLC	Personal Products	7,784	418,860
			1,834,208
United States 40.5%
Altria Group Inc.	Tobacco	10,592	415,736
American Financial Group Inc.	Insurance	488	30,968
Cisco Systems Inc.	Communications Equipment	8,792	410,059
Cummins Inc.	Machinery	1,816	314,640
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,304	174,574
Emerson Electric Co.	Electrical Equipment	7,060	437,932
Garmin Ltd.	Household Durables	2,480	241,800
	Semiconductors & Semiconductor
Intel Corp.	Equipment	6,520	390,092
International Business Machines Corp.	IT Services	3,268	394,676
Johnson & Johnson	Pharmaceuticals	2,632	370,138
Kimberly-Clark Corp.	Household Products	2,900	409,915
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	5,564	253,385
LyondellBasell Industries NV, A	Chemicals	4,716	309,936
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	5,808	352,023
McDonald's Corp.	Hotels, Restaurants & Leisure	2,188	403,620
Merck & Co. Inc.	Pharmaceuticals	5,068	391,908
Packaging Corp. of America	Containers & Packaging	668	66,666
Paychex Inc.	IT Services	5,840	442,380
Philip Morris International Inc.	Tobacco	5,732	401,584
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	5,032	458,969
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	4,432	214,553
Target Corp.	Multiline Retail	3,184	381,857
The Coca-Cola Co.	Beverages	8,816	393,899
The Procter & Gamble Co.	Household Products	3,488	417,060
United Parcel Service Inc., B	Air Freight & Logistics	4,076	453,170
			8,531,540
Total Common Stocks (Cost $22,707,154)			20,656,554
Preferred Stocks (Cost $435,582) 1.7%
Brazil 1.7%
[c] Itau Unibanco Holding SA, 7.902%, pfd.	Banks	74,400	344,846

Total Investments (Cost $23,142,736) 99.6%			21,001,400

Other Assets, less Liabilities 0.4%			93,107
Net Assets 100.0%			$21,094,507

†Rounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $156,900, representing
0.7% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $156,900, representing 0.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$52,760	9/18/20	$(708)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.1%
Australia 5.0%
AGL Energy Ltd.	Multi-Utilities	770	$9,039
Aurizon Holdings Ltd.	Road & Rail	2,360	7,994
BHP Group Ltd.	Metals & Mining	4,042	99,684
Bluescope Steel Ltd.	Metals & Mining	540	4,346
Brambles Ltd.	Commercial Services & Supplies	1,870	13,995
Cimic Group Ltd.	Construction & Engineering	98	1,627
Coca-Cola Amatil Ltd.	Beverages	556	3,315
Cochlear Ltd.	Health Care Equipment & Supplies	90	11,707
Coles Group Ltd.	Food & Staples Retailing	1,582	18,702
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	502	3,342
CSL Ltd.	Biotechnology	580	114,608
Evolution Mining Ltd.	Metals & Mining	1,120	4,372
Fortescue Metals Group Ltd.	Metals & Mining	3,312	31,582
Magellan Financial Group Ltd.	Capital Markets	154	6,151
Medibank Private Ltd.	Insurance	4,264	8,778
Newcrest Mining Ltd.	Metals & Mining	622	13,503
Northern Star Resources Ltd.	Metals & Mining	498	4,581
Qantas Airways Ltd.	Airlines	610	1,588
REA Group Ltd.	Interactive Media & Services	76	5,645
Rio Tinto Ltd.	Metals & Mining	600	40,467
Rio Tinto PLC	Metals & Mining	1,708	96,002
Sonic Healthcare Ltd.	Health Care Providers & Services	494	10,350
Telstra Corp. Ltd.	Diversified Telecommunication Services	5,554	11,969
Wesfarmers Ltd.	Multiline Retail	1,568	48,397
Woolworths Group Ltd.	Food & Staples Retailing	1,650	42,351
			614,095
Belgium 0.1%
Colruyt SA	Food & Staples Retailing	82	4,510
Proximus SADP	Diversified Telecommunication Services	224	4,564
			9,074
Brazil 0.5%
Ambev SA	Beverages	4,400	11,331
BB Seguridade Participacoes SA	Insurance	1,400	6,953
Cielo SA	IT Services	1,400	1,178
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	200	1,533
Hypera SA	Pharmaceuticals	400	2,426
TIM Participacoes SA	Wireless Telecommunication Services	1,200	3,103
Vale SA	Metals & Mining	3,000	30,553
			57,077
Canada 2.4%
Algonquin Power & Utilities Corp.	Multi-Utilities	524	6,752
B2Gold Corp.	Metals & Mining	750	4,251
BCE Inc.	Diversified Telecommunication Services	178	7,400
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	68	2,426
Canadian National Railway Co.	Road & Rail	802	70,726
[a] CGI Inc., A	IT Services	238	14,946
CI Financial Corp.	Capital Markets	250	3,170
Constellation Software Inc., A	Software	24	27,011
Empire Co. Ltd., A	Food & Staples Retailing	186	4,440
	Equity Real Estate Investment Trusts
First Capital Real Estate Investment Trust	(REITs)	140	1,427
Franco-Nevada Corp.	Metals & Mining	180	25,064
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	218	3,366
Hydro One Ltd.	Electric Utilities	304	5,698
IGM Financial Inc.	Capital Markets	60	1,453

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Keyera Corp.	Oil, Gas & Consumable Fuels	126	1,912
Kirkland Lake Gold Ltd.	Metals & Mining	314	12,887
Magna International Inc.	Auto Components	418	18,555
Metro Inc., A	Food & Staples Retailing	316	12,993
Power Corp. of Canada	Insurance	510	8,942
Quebecor Inc., B	Media	154	3,298
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	170	1,917
Rogers Communications Inc., B	Wireless Telecommunication Services	368	14,739
Saputo Inc.	Food Products	262	6,227
Shaw Communications Inc.	Media	346	5,624
	Equity Real Estate Investment Trusts
SmartCentres Real Estate Investment Trust	(REITs)	76	1,167
Teck Resources Ltd., B	Metals & Mining	500	5,220
TELUS Corp.	Diversified Telecommunication Services	434	7,256
Wheaton Precious Metals Corp.	Metals & Mining	388	17,010
			295,877
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	2,260	766
	Independent Power and Renewable
Colbun SA	Electricity Producers	8,182	1,306
Compania Cervecerias Unidas SA	Beverages	304	2,191
Enel Americas SA	Electric Utilities	33,256	5,026
Enel Chile SA	Electric Utilities	32,890	2,461
			11,750
China 4.1%
Agricultural Bank of China Ltd., H	Banks	40,000	16,102
Anhui Conch Cement Co. Ltd., A	Construction Materials	200	1,497
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,670	11,248
BAIC Motor Corp. Ltd., H	Automobiles	4,000	1,729
Bank of China Ltd., A	Banks	3,200	1,576
Bank of China Ltd., H	Banks	108,000	39,993
Bank of Communications Co. Ltd., A	Banks	2,000	1,452
Bank of Communications Co. Ltd., H	Banks	12,000	7,401
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	800	516
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	200	784
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	2,353
China CITIC Bank Corp. Ltd., H	Banks	14,000	6,105
China Conch Venture Holdings Ltd.	Construction & Engineering	2,000	8,438
China Construction Bank Corp., H	Banks	100,000	80,899
China Everbright Bank Co. Ltd., H	Banks	8,000	3,004
China Hongqiao Group Ltd.	Metals & Mining	2,000	888
China Medical System Holdings Ltd.	Pharmaceuticals	2,000	2,356
China Minsheng Banking Corp. Ltd., H	Banks	10,000	6,864
China Mobile Ltd.	Wireless Telecommunication Services	7,840	52,904
China National Building Material Co. Ltd., H	Construction Materials	2,000	2,129
China Pacific Insurance Group Co. Ltd., H	Insurance	2,000	5,342
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,400	775
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	28,000	11,669
China Railway Group Ltd., H	Construction & Engineering	2,000	1,027
China Reinsurance Group Corp., H	Insurance	8,000	815
China Resources Cement Holdings Ltd.	Construction Materials	4,000	4,898
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	400	813
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	7,819
China South Publishing & Media Group Co. Ltd., A	Media	200	299
China Taiping Insurance Holdings Co. Ltd.	Insurance	1,600	2,564
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	12,000	3,360
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	2,000	5,360
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	4,000	1,574
CNOOC Ltd.	Oil, Gas & Consumable Fuels	18,000	20,019
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,000	4,645

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Dali Foods Group Co. Ltd.	Food Products	6,000	3,639
Daqin Railway Co. Ltd., A	Road & Rail	2,200	2,191
Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	2,390
East Money Information Co. Ltd.	Capital Markets	400	1,143
Focus Media Information Technology Co. Ltd.	Media	2,060	1,623
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	4,224
Fujian Sunner Development Co. Ltd.	Food Products	400	1,641
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	800	1,905
Great Wall Motor Co. Ltd., H	Automobiles	2,000	1,249
Gree Electric Appliances Inc. of Zhuhai	Household Durables	200	1,601
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	52	3,119
Guangdong Investment Ltd.	Water Utilities	4,000	6,864
Guangzhou Automobile Group Co. Ltd., H	Automobiles	4,000	2,885
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	400	1,761
Heilongjiang Agriculture Co. Ltd., A	Food Products	400	911
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	400	2,608
Huaxin Cement Co. Ltd., A	Construction Materials	200	671
Huayu Automotive Systems Co. Ltd.	Auto Components	200	588
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	720
Industrial and Commercial Bank of China Ltd.	Banks	400	282
Industrial and Commercial Bank of China Ltd., H	Banks	66,000	40,024
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	1,762
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,343
Kweichow Moutai Co. Ltd., A	Beverages	67	13,868
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,074
Lomon Billions Group Co. Ltd.	Chemicals	600	1,571
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	2,000	9,509
Luenmei Quantum Co. Ltd., A	Water Utilities	600	1,217
Luzhou Laojiao Co. Ltd., A	Beverages	200	2,578
Muyuan Foodstuff Co. Ltd.	Food Products	170	1,972
NanJi E-Commerce Co. Ltd.	Media	400	1,198
NetEase Inc., ADR	Entertainment	38	16,316
New Hope Liuhe Co. Ltd.	Food Products	400	1,687
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	1,809
Postal Savings Bank of China Co. Ltd., H	Banks	8,000	4,593
SAIC Motor Corp. Ltd.	Automobiles	400	962
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	800	816
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	400	1,633
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	500
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	200	828
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	1,679
Shui On Land Ltd.	Real Estate Management & Development	7,000	1,174
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	600	787
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	1,440
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,200	591
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	8,000	1,920
Wanhua Chemical Group Co. Ltd., A	Chemicals	200	1,415
Weichai Power Co. Ltd., A	Machinery	400	776
Wens Foodstuffs Group Co. Ltd.	Food Products	720	2,221
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd.	Entertainment	200	1,324
Wuliangye Yibin Co. Ltd., A	Beverages	200	4,842
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	2,988
Yuexiu Property Co. Ltd.	Real Estate Management & Development	8,000	1,424
Yunda Holding Co. Ltd.	Air Freight & Logistics	260	899
Yuzhou Properties Co.	Real Estate Management & Development	4,000	1,729
Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	1,647
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	600	599
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	400	658

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

ZTO Express Cayman Inc., ADR	Air Freight & Logistics	200	7,342
			502,947
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	5,880	3,263
Denmark 1.4%
Coloplast AS, B	Health Care Equipment & Supplies	208	32,222
Novo Nordisk AS, B	Pharmaceuticals	1,790	115,827
Novozymes AS	Chemicals	116	6,704
Pandora AS	Textiles, Apparel & Luxury Goods	190	10,316
Tryg AS	Insurance	92	2,662
			167,731
Egypt 0.1%
Commercial International Bank Egypt SAE	Banks	1,196	4,783
Eastern Co. SAE	Tobacco	1,924	1,520
ElSewedy Electric Co.	Electrical Equipment	1,834	753
			7,056
Finland 0.3%
Elisa OYJ	Diversified Telecommunication Services	190	11,553
Kone OYJ, B	Machinery	186	12,789
Orion OYJ	Pharmaceuticals	148	7,158
UPM-Kymmene OYJ	Paper & Forest Products	260	7,511
			39,011
France 0.5%
Biomerieux	Health Care Equipment & Supplies	26	3,571
Hermes International	Textiles, Apparel & Luxury Goods	42	35,087
[a] Peugeot SA	Automobiles	700	11,384
Publicis Groupe	Media	108	3,495
Sartorius Stedim Biotech	Life Sciences Tools & Services	16	4,043
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	70	3,944
			61,524
Germany 0.0%†
Hochtief AG	Construction & Engineering	6	532
Greece 0.1%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	140	1,889
JUMBO SA	Specialty Retail	132	2,372
Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	52	720
OPAP SA	Hotels, Restaurants & Leisure	190	1,802
			6,783
Hong Kong 0.4%
CK Asset Holdings Ltd.	Real Estate Management & Development	2,000	11,922
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	4,000	5,853
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	200	8,348
Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,161
Kingboard Laminates Holdings Ltd.	Chemicals	3,000	3,015
NWS Holdings Ltd.	Industrial Conglomerates	4,000	3,453
Power Assets Holdings Ltd.	Electric Utilities	1,000	5,438
Sino Land Co. Ltd.	Real Estate Management & Development	2,000	2,516
			45,706
India 0.3%
Infosys Ltd., ADR	IT Services	3,468	33,501
Indonesia 0.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	12,800	892
Charoen Pokphand Indonesia Tbk PT	Food Products	7,600	2,966
Gudang Garam Tbk PT	Tobacco	400	1,321
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	16,600	1,912
Indofood CBP Sukses Makmur Tbk PT	Food Products	2,200	1,440
Indofood Sukses Makmur Tbk PT	Food Products	2,200	1,005
Kalbe Farma Tbk PT	Pharmaceuticals	20,000	2,044

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	62,200	13,280
Unilever Indonesia Tbk PT	Household Products	12,000	6,636
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	1,800	2,085
			33,581
Israel 0.2%
Azrieli Group Ltd.	Real Estate Management & Development	44	1,992
[a] Check Point Software Technologies Ltd.	Software	156	16,759
Israel Chemicals Ltd.	Chemicals	848	2,514
			21,265
Italy 1.0%
DiaSorin SpA	Health Care Equipment & Supplies	22	4,210
Enel SpA	Electric Utilities	7,820	67,436
Ferrari NV	Automobiles	118	20,125
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	126	1,262
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	242	9,252
Recordati SpA	Pharmaceuticals	120	5,991
Snam SpA	Gas Utilities	1,960	9,541
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	1,042	404
			118,221
Japan 5.8%
ABC-Mart Inc.	Specialty Retail	50	2,924
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	200	11,346
Astellas Pharma Inc.	Pharmaceuticals	2,200	36,696
Bandai Namco Holdings Inc.	Leisure Equipment & Products	200	10,506
Bridgestone Corp.	Auto Components	700	22,508
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	420	22,443
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	9,185
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	14,137
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	600	18,926
Hoya Corp.	Health Care Equipment & Supplies	470	44,698
ITOCHU Corp.	Trading Companies & Distributors	1,800	38,733
Japan Airlines Co. Ltd.	Airlines	200	3,600
Japan Post Bank Co. Ltd.	Banks	600	4,460
Japan Tobacco Inc.	Tobacco	1,600	29,684
Kakaku.com Inc.	Interactive Media & Services	200	5,059
KAO Corp.	Personal Products	507	40,133
KDDI Corp.	Wireless Telecommunication Services	2,500	74,941
Marubeni Corp.	Trading Companies & Distributors	1,600	7,230
Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	3,022
Monotaro Co. Ltd.	Trading Companies & Distributors	100	4,004
MS&AD Insurance Group Holdings Inc.	Insurance	200	5,489
Nexon Co. Ltd.	Entertainment	600	13,553
Nintendo Co. Ltd.	Entertainment	60	26,701
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,800	41,970
Nitori Holdings Co. Ltd.	Specialty Retail	40	7,832
NTT DOCOMO Inc.	Wireless Telecommunication Services	2,000	53,427
Obayashi Corp.	Construction & Engineering	600	5,606
OBIC Co. Ltd.	IT Services	40	6,996
Oracle Corp. Japan	Software	50	5,895
Sekisui House Ltd.	Household Durables	600	11,415
Shionogi & Co. Ltd.	Pharmaceuticals	300	18,770
Shoei Co. Ltd.	Real Estate Management & Development	400	3,752
Showa Denko K.K.	Chemicals	100	2,240
Softbank Corp.	Wireless Telecommunication Services	1,800	22,941
Subaru Corp.	Automobiles	800	16,621
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	180	44,114
Tosoh Corp.	Chemicals	400	5,450
Tsuruha Holdings Inc.	Food & Staples Retailing	20	2,753

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

USS Co. Ltd.	Specialty Retail	200	3,194
Zozo Inc.	Internet & Direct Marketing Retail	200	4,442
			707,396
Macau 0.2%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	2,000	13,612
Sands China Ltd.	Hotels, Restaurants & Leisure	3,200	12,552
			26,164
Malaysia 0.3%
Digi.com Bhd.	Wireless Telecommunication Services	4,800	4,828
Fraser & Neave Holdings Bhd.	Beverages	400	3,032
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,000	6,068
Nestle (Malaysia) Bhd.	Food Products	140	4,571
Petronas Chemicals Group Bhd.	Chemicals	3,200	4,630
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	200	962
Petronas Gas Bhd.	Gas Utilities	800	3,151
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	800	3,006
Westports Holdings Bhd.	Transportation Infrastructure	1,800	1,596
			31,844
Mexico 0.2%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	3,432	2,711
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	436	3,119
Grupo Mexico SAB de CV, B	Metals & Mining	1,672	3,866
Kimberly-Clark de Mexico SAB de CV, A	Household Products	1,818	2,823
Megacable Holdings SAB de CV	Media	290	844
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	6,706	16,005
			29,368
Netherlands 0.3%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,334	36,348
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	40	2,115
NN Group NV	Insurance	108	3,627
			42,090
New Zealand 0.3%
[a] a2 Milk Co. Ltd.	Food Products	444	5,771
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	822	18,838
Spark New Zealand Ltd.	Diversified Telecommunication Services	2,950	8,660
			33,269
Norway 0.2%
Mowi ASA	Food Products	532	10,072
Orkla ASA	Food Products	732	6,397
Telenor ASA	Diversified Telecommunication Services	822	11,938
			28,407
Pakistan 0.0%†
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,400	909
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	50	2,077
Manila Electric Co.	Electric Utilities	420	2,259
PLDT Inc.	Wireless Telecommunication Services	40	1,004
			5,340
Poland 0.0%†
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	386	671
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	180	2,849
			3,520
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	300	5,251
Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	2,394	5,060
Masraf Al Rayan QSC	Banks	2,934	3,078

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Mesaieed Petrochemical Holding Co.	Chemicals	4,942	2,742
Qatar Electricity & Water Co. QSC	Multi-Utilities	690	2,994
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	600	2,655
Qatar International Islamic Bank QSC	Banks	280	625
			17,154
Russia 1.8%
Alrosa PJSC	Metals & Mining	4,724	4,275
Evraz PLC	Metals & Mining	742	2,644
Gazprom PJSC	Oil, Gas & Consumable Fuels	17,972	48,740
Inter RAO UES PJSC	Electric Utilities	67,068	4,565
LUKOIL PJSC	Oil, Gas & Consumable Fuels	678	50,236
Magnitogorsk Iron & Steel Works	Metals & Mining	3,628	1,883
MMC Norilsk Nickel PJSC	Metals & Mining	120	31,493
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	694	6,378
Moscow Exchange MICEX	Capital Markets	556	883
NLMK PJSC	Metals & Mining	2,104	4,159
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	118	16,780
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	146	1,802
Polymetal International PLC	Metals & Mining	292	5,715
Polyus Gold OJSC	Metals & Mining	46	7,738
Rosneft PJSC	Oil, Gas & Consumable Fuels	1,300	6,583
Severstal PAO	Metals & Mining	424	5,142
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	11,054	5,959
Tatneft PAO	Oil, Gas & Consumable Fuels	2,682	20,777
			225,752
Saudi Arabia 0.4%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	26	775
Advanced Petrochemical Co.	Chemicals	122	1,730
Al-Rajhi Bank	Banks	1,076	16,236
Bupa Arabia for Cooperative Insurance Co.	Insurance	40	1,165
Jarir Marketing Co.	Specialty Retail	76	2,958
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	30	619
Saudi Arabian Fertilizer Co.	Chemicals	208	4,131
Saudi Cement Co.	Construction Materials	78	1,102
Saudi Telecom Co.	Diversified Telecommunication Services	496	13,091
Yanbu National Petrochemical Co.	Chemicals	224	3,058
			44,865
Singapore 0.3%
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	2,600	3,597
Singapore Exchange Ltd.	Capital Markets	1,600	9,565
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,800	17,281
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	200	2,320
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	4,000	2,666
			35,429
South Africa 0.3%
AngloGold Ashanti Ltd.	Metals & Mining	326	9,486
Clicks Group Ltd.	Food & Staples Retailing	334	4,044
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	366	2,748
Kumba Iron Ore Ltd.	Metals & Mining	144	3,838
Mr. Price Group Ltd.	Specialty Retail	326	2,683
Nedbank Group Ltd.	Banks	46	269
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	290	851
Tiger Brands Ltd.	Food Products	178	1,828
Vodacom Group Ltd.	Wireless Telecommunication Services	894	6,326
			32,073
South Korea 1.5%
BGF Retail Co. Ltd.	Food & Staples Retailing	12	1,387
Coway Co. Ltd.	Household Durables	82	4,922
Daelim Industrial Co. Ltd.	Construction & Engineering	32	2,190

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Hana Financial Group Inc.	Banks	348	7,811
Hankook Tire & Technology Co. Ltd.	Auto Components	104	2,131
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	68	1,295
Industrial Bank of Korea	Banks	322	2,163
KB Financial Group Inc.	Banks	462	13,040
Korea Zinc Co. Ltd.	Metals & Mining	12	3,342
KT&G Corp.	Tobacco	164	10,662
Kumho Petrochemical Co. Ltd.	Chemicals	30	1,858
NCSoft Corp.	Entertainment	16	11,852
[a] PearlAbyss Corp.	Entertainment	6	1,087
S-1 Corp.	Commercial Services & Supplies	34	2,425
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,490	109,300
Shinhan Financial Group Co. Ltd.	Banks	422	10,087
Woori Financial Group Inc.	Banks	488	3,574
			189,126
Spain 1.5%
[a] Banco Santander SA	Banks	9,000	21,981
Bankinter SA	Banks	56	267
Enagas SA	Gas Utilities	226	5,521
Endesa SA	Electric Utilities	428	10,542
Iberdrola SA	Electric Utilities	5,584	64,724
Industria de Diseno Textil SA	Specialty Retail	1,478	39,126
Red Electrica Corp. SA	Electric Utilities	502	9,362
Repsol SA	Oil, Gas & Consumable Fuels	1,712	14,971
[a] Repsol SA, rts., 7/06/20	Oil, Gas & Consumable Fuels	1,712	833
Telefonica SA	Diversified Telecommunication Services	2,434	11,610
[a] Telefonica SA	Diversified Telecommunication Services	2,434	479
			179,416
Sweden 0.4%
Boliden AB	Metals & Mining	274	6,235
Epiroc AB, B	Machinery	218	2,666
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	102	6,083
Hennes & Mauritz AB, B	Specialty Retail	1,044	15,128
ICA Gruppen AB	Food & Staples Retailing	80	3,794
[a] Svenska Cellulosa AB, B	Paper & Forest Products	314	3,734
Swedish Match AB	Tobacco	96	6,749
			44,389
Switzerland 3.3%
EMS-Chemie Holding AG	Chemicals	12	9,295
Geberit AG	Building Products	38	19,017
	Technology Hardware, Storage &
Logitech International SA	Peripherals	104	6,790
Nestle SA	Food Products	1,084	119,823
Novartis AG	Pharmaceuticals	1,136	98,812
Partners Group Holding AG	Capital Markets	28	25,395
Roche Holding AG	Pharmaceuticals	322	111,581
Swiss Prime Site AG	Real Estate Management & Development	26	2,404
Swisscom AG	Diversified Telecommunication Services	30	15,700
			408,817
Taiwan 2.0%
Accton Technology Corp.	Communications Equipment	400	3,091
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	340	3,405
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	400	2,928
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	670	5,041
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	1,345	3,884
China Development Financial Holding Corp.	Insurance	12,000	3,848
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	15,862

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	2,000	4,609
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	555	3,132
Formosa Chemicals & Fibre Corp.	Chemicals	4,000	10,263
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	2,467
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	200	2,732
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	120	16,614
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	4,000	6,277
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	2,000	4,135
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	670	5,178
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	700	2,539
Standard Foods Corp.	Food Products	1,000	2,135
Taiwan Cement Corp.	Construction Materials	6,000	8,694
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,490
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	12,340	130,910
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	400	2,427
			247,661
Thailand 0.3%
Advanced Info Service PCL	Wireless Telecommunication Services	1,600	9,577
Bumrungrad Hospital PCL	Health Care Providers & Services	400	1,508
Home Product Center PCL, NVDR	Specialty Retail	7,800	3,886
Intouch Holdings PCL	Wireless Telecommunication Services	3,200	5,824
Osotspa PCL, NVDR	Beverages	1,600	1,967
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,200	3,562
The Siam Cement PCL	Construction Materials	600	7,144
			33,468
Turkey 0.1%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	346	1,640
BIM Birlesik Magazalar AS	Food & Staples Retailing	632	6,270
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	2,640	3,304
Ford Otomotiv Sanayi AS	Automobiles	184	1,903
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,580	3,789
			16,906
United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development	4,402	2,133
Dubai Islamic Bank PJSC	Banks	1,666	1,733
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,118	9,514
			13,380
United Kingdom 6.7%
Admiral Group PLC	Insurance	310	8,806
Anglo American PLC	Metals & Mining	1,384	31,968
Auto Trader Group PLC	Interactive Media & Services	1,216	7,909
Barratt Developments PLC	Household Durables	1,456	8,921
BHP Group PLC	Metals & Mining	2,650	54,171
British American Tobacco PLC	Tobacco	2,098	80,478
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,122	5,357
BT Group PLC	Diversified Telecommunication Services	12,454	17,550
Burberry Group PLC	Textiles, Apparel & Luxury Goods	514	10,158
Croda International PLC	Chemicals	72	4,676
Direct Line Insurance Group PLC	Insurance	1,576	5,277
Ferguson PLC	Trading Companies & Distributors	180	14,706
GlaxoSmithKline PLC	Pharmaceuticals	5,768	116,640
Hargreaves Lansdown PLC	Capital Markets	478	9,618
Hikma Pharmaceuticals PLC	Pharmaceuticals	82	2,249

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Imperial Brands PLC	Tobacco	1,520	28,895
Intertek Group PLC	Professional Services	184	12,368
ITV PLC	Media	5,148	4,750
J Sainsbury PLC	Food & Staples Retailing	994	2,563
Kingfisher PLC	Specialty Retail	2,344	6,395
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	752	5,138
M&G PLC	Diversified Financial Services	2,554	5,288
Mondi PLC	Paper & Forest Products	570	10,638
Next PLC	Multiline Retail	194	11,731
[a] Persimmon PLC	Household Durables	502	14,179
Prudential PLC	Insurance	1,348	20,295
RELX PLC	Professional Services	2,512	58,042
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	3,986	63,386
Smith & Nephew PLC	Health Care Equipment & Supplies	712	13,245
Taylor Wimpey PLC	Household Durables	4,852	8,549
The Berkeley Group Holdings PLC	Household Durables	158	8,131
Unilever NV	Personal Products	1,710	90,748
Unilever PLC	Personal Products	1,434	77,164
William Morrison Supermarkets PLC	Food & Staples Retailing	1,326	3,122
			823,111
United States 55.2%
3M Co.	Industrial Conglomerates	306	47,733
A O Smith Corp.	Building Products	64	3,016
AbbVie Inc.	Biotechnology	1,276	125,278
[a] ABIOMED Inc.	Health Care Equipment & Supplies	26	6,281
Accenture PLC, A	IT Services	622	133,556
[a] Adobe Inc.	Software	282	122,757
Air Products and Chemicals Inc.	Chemicals	220	53,121
[a] Alexion Pharmaceuticals Inc.	Biotechnology	130	14,591
[a] Alphabet Inc., A	Interactive Media & Services	42	59,558
[a] Alphabet Inc., C	Interactive Media & Services	42	59,372
Altria Group Inc.	Tobacco	2,936	115,238
	Equity Real Estate Investment Trusts
[d] American Tower Corp.	(REITs)	464	119,963
Amgen Inc.	Biotechnology	510	120,289
Apollo Global Management Inc., A	Capital Markets	84	4,193
	Technology Hardware, Storage &
Apple Inc.	Peripherals	372	135,706
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,146	69,276
[a] Arista Networks Inc.	Communications Equipment	34	7,141
AT&T Inc.	Diversified Telecommunication Services	4,010	121,222
Best Buy Co. Inc.	Specialty Retail	300	26,181
[a] Biogen Inc.	Biotechnology	276	73,844
[a] Booking Holdings Inc.	Internet & Direct Marketing Retail	34	54,140
BorgWarner Inc.	Auto Components	186	6,566
Bristol-Myers Squibb Co.	Pharmaceuticals	1,848	108,662
Broadridge Financial Solutions Inc.	IT Services	128	16,152
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	162	12,808
Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	476	8,178
[a] Cadence Design Systems Inc.	Software	300	28,788
Campbell Soup Co.	Food Products	200	9,926
Cardinal Health Inc.	Health Care Providers & Services	188	9,812
Carrier Global Corp.	Building Products	550	12,221
Celanese Corp.	Chemicals	108	9,325
Cerner Corp.	Health Care Technology	176	12,065
Church & Dwight Co. Inc.	Household Products	242	18,707
Cisco Systems Inc.	Communications Equipment	2,616	122,010
Citrix Systems Inc.	Software	144	21,299
Clorox Co.	Household Products	196	42,997
Cognizant Technology Solutions Corp., A	IT Services	618	35,115
Colgate-Palmolive Co.	Household Products	550	40,293

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Copart Inc.	Commercial Services & Supplies	258	21,484
Cummins Inc.	Machinery	192	33,266
D.R. Horton Inc.	Household Durables	334	18,520
Dollar General Corp.	Multiline Retail	292	55,629
Domino's Pizza Inc.	Hotels, Restaurants & Leisure	20	7,389
eBay Inc.	DNU_Internet Software & Services	454	23,812
[a] Electronic Arts Inc.	Entertainment	166	21,920
Eli Lilly & Co.	Pharmaceuticals	738	121,165
	Equity Real Estate Investment Trusts
Equity Lifestyle Properties Inc.	(REITs)	160	9,997
Erie Indemnity Co., A	Insurance	28	5,373
Estee Lauder Companies Inc., A	Personal Products	258	48,679
Expeditors International of Washington Inc.	Air Freight & Logistics	220	16,729
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	124	11,454
[a] F5 Networks Inc.	Communications Equipment	74	10,322
[a] Facebook Inc., A	Interactive Media & Services	534	121,255
FactSet Research Systems Inc.	Capital Markets	44	14,453
Fastenal Co.	Trading Companies & Distributors	766	32,815
Fox Corp., A	Media	304	8,153
[a] Fox Corp., B	Media	202	5,422
Garmin Ltd.	Household Durables	186	18,135
General Mills Inc.	Food Products	720	44,388
Gilead Sciences Inc.	Biotechnology	1,606	123,566
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	164	4,789
Hormel Foods Corp.	Food Products	394	19,018
	Equity Real Estate Investment Trusts
Host Hotels & Resorts Inc.	(REITs)	390	4,208
	Technology Hardware, Storage &
HP Inc.	Peripherals	820	14,293
[a] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	74	24,432
Illinois Tool Works Inc.	Machinery	338	59,099
Ingredion Inc.	Food Products	76	6,308
	Semiconductors & Semiconductor
Intel Corp.	Equipment	1,934	115,711
International Business Machines Corp.	IT Services	974	117,630
Intuit Inc.	Software	352	104,259
Invesco Ltd.	Capital Markets	412	4,433
J.B. Hunt Transport Services Inc.	Road & Rail	92	11,071
Jack Henry & Associates Inc.	IT Services	92	16,931
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	44	4,855
Johnson & Johnson	Pharmaceuticals	786	110,535
Kellogg Co.	Food Products	260	17,176
Kimberly-Clark Corp.	Household Products	402	56,823
	Semiconductors & Semiconductor
KLA Corp.	Equipment	188	36,562
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	176	56,929
Lamb Weston Holdings Inc.	Food Products	126	8,055
Lockheed Martin Corp.	Aerospace & Defense	314	114,585
Lowe's Companies Inc.	Specialty Retail	872	117,825
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	136	42,433
LyondellBasell Industries NV, A	Chemicals	410	26,945
MarketAxess Holdings Inc.	Capital Markets	46	23,042
[a] Masimo Corp.	Health Care Equipment & Supplies	32	7,296
Mastercard Inc., A	IT Services	404	119,463
[a] Match Group Inc.	Interactive Media & Services	48	5,138
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	368	22,304
Merck & Co. Inc.	Pharmaceuticals	1,508	116,614
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	24	19,333
Microsoft Corp.	Software	644	131,060
[a] Monster Beverage Corp.	Beverages	428	29,669
Moody's Corp.	Capital Markets	192	52,748

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
NetApp Inc.	Peripherals	270	11,980
NIKE Inc., B	Textiles, Apparel & Luxury Goods	1,282	125,700
Nucor Corp.	Metals & Mining	290	12,009
	Semiconductors & Semiconductor
NVIDIA Corp.	Equipment	328	124,611
[a] NVR Inc.	Household Durables	4	13,035
[a] O'Reilly Automotive Inc.	Specialty Retail	94	39,637
Old Dominion Freight Line Inc.	Road & Rail	126	21,368
Omnicom Group Inc.	Media	230	12,558
Oracle Corp.	Software	1,282	70,856
PACCAR Inc.	Machinery	352	26,347
Packaging Corp. of America	Containers & Packaging	94	9,381
Paychex Inc.	IT Services	390	29,543
PepsiCo Inc.	Beverages	886	117,182
Pfizer Inc.	Pharmaceuticals	3,090	101,043
Philip Morris International Inc.	Tobacco	1,708	119,663
PPL Corp.	Electric Utilities	670	17,313
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	238	45,670
PulteGroup Inc.	Household Durables	296	10,073
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	742	67,678
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	60	4,351
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	96	59,870
Robert Half International Inc.	Professional Services	168	8,875
Rockwell Automation Inc.	Electrical Equipment	122	25,986
Rollins Inc.	Commercial Services & Supplies	178	7,545
Ross Stores Inc.	Specialty Retail	484	41,256
Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	98	4,929
S&P Global Inc.	Capital Markets	332	109,387
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	408	19,751
SEI Investments Co.	Capital Markets	72	3,959
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	442	30,224
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	250	31,965
Snap-on Inc.	Machinery	56	7,757
Steel Dynamics Inc.	Metals & Mining	216	5,635
T. Rowe Price Group Inc.	Capital Markets	206	25,441
[a] Take-Two Interactive Software Inc.	Entertainment	68	9,491
Target Corp.	Multiline Retail	638	76,515
TD Ameritrade Holding Corp.	Capital Markets	136	4,948
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	332	27,075
	Semiconductors & Semiconductor
Teradyne Inc.	Equipment	102	8,620
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,034	131,287
The Hershey Co.	Food Products	206	26,702
The J. M. Smucker Co.	Food Products	62	6,560
The Kroger Co.	Food & Staples Retailing	924	31,277
The Procter & Gamble Co.	Household Products	1,046	125,070
The Progressive Corp.	Insurance	340	27,237
Tractor Supply Co.	Specialty Retail	138	18,187
Tyson Foods Inc.	Food Products	342	20,421
United Parcel Service Inc., B	Air Freight & Logistics	836	92,946
[a] Veeva Systems Inc.	Health Care Technology	70	16,409
Verizon Communications Inc.	Diversified Telecommunication Services	2,150	118,530
[a] Vertex Pharmaceuticals Inc.	Biotechnology	156	45,288
VF Corp.	Textiles, Apparel & Luxury Goods	364	22,182
ViacomCBS Inc., B	Media	542	12,639
W.W. Grainger Inc.	Trading Companies & Distributors	54	16,965

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Walgreens Boots Alliance Inc.	Food & Staples Retailing	892	37,812
Walmart Inc.	Food & Staples Retailing	780	93,428
West Pharmaceutical Services Inc.	Health Care Equipment & Supplies	42	9,541
Western Union Co.	IT Services	348	7,524
Whirlpool Corp.	Household Durables	34	4,404
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	254	24,991
[a] Zoom Video Communications Inc., A	Software	54	13,691
			6,775,196
Total Common Stocks and Other Equity Interests (Cost $11,830,761)			12,029,295
Management Investment Companies (Cost $158,212) 1.1%
India 1.1%
[d] iShares MSCI India ETF	Diversified Financial Services	4,806	139,470
Preferred Stocks 0.6%
Brazil 0.3%
[e] Itau Unibanco Holding SA, 7.902%, pfd.	Banks	4,200	19,467
[e] Itausa SA, 5.308%, pfd.	Banks	6,800	11,877
[e] Telefonica Brasil SA, 6.275%, pfd.	Diversified Telecommunication Services	600	5,248
			36,592
Germany 0.1%
[e] Fuchs Petrolub SE, 2.714%, pfd.	Chemicals	56	2,248
[e] Porsche Automobil Holding SE, 4.320%, pfd.	Automobiles	188	10,802
			13,050
Russia 0.1%
[e] Surgutneftegas PJSC, 21.722%, pfd.	Oil, Gas & Consumable Fuels	12,784	6,293
South Korea 0.1%
[e] LG Household & Health Care Ltd., 1.524%, pfd.	Personal Products	4	2,411
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 2.286%, pfd.	Peripherals	484	18,711
			21,122
Total Preferred Stocks (Cost $88,122)			77,057
Total Investments before Short Term Investments (Cost $12,077,095)			12,245,822
Short Term Investments (Cost $133,900) 1.1%
Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds 1.1%
[f,g] Institutional Fiduciary Trust Portfolio, 0.00%		133,900	133,900
Total Investments (Cost $12,210,995) 100.9%			12,379,722
Other Assets, less Liabilities (0.9)%			(115,337)
Net Assets 100.0%			$12,264,385

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $35,436, representing 0.3% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $15,592, representing 0.1% of net assets.
dA portion or all of the security is on loan at June 30, 2020. See Note 5.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.9%
Australia 15.0%
AGL Energy Ltd.	Multi-Utilities	2,168	$25,450
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,668	29,285
Aurizon Holdings Ltd.	Road & Rail	6,312	21,381
Australian Stock Exchange Ltd.	Capital Markets	516	30,333
BHP Group Ltd.	Metals & Mining	7,864	193,943
Bluescope Steel Ltd.	Metals & Mining	1,528	12,298
Brambles Ltd.	Commercial Services & Supplies	5,032	37,660
Cimic Group Ltd.	Construction & Engineering	312	5,181
Coca-Cola Amatil Ltd.	Beverages	1,644	9,802
Cochlear Ltd.	Health Care Equipment & Supplies	220	28,617
Coles Group Ltd.	Food & Staples Retailing	3,972	46,955
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	1,080	7,190
CSL Ltd.	Biotechnology	908	179,420
Evolution Mining Ltd.	Metals & Mining	2,724	10,634
Fortescue Metals Group Ltd.	Metals & Mining	8,648	82,465
Magellan Financial Group Ltd.	Capital Markets	344	13,739
Medibank Private Ltd.	Insurance	10,244	21,088
Newcrest Mining Ltd.	Metals & Mining	1,580	34,299
Northern Star Resources Ltd.	Metals & Mining	1,208	11,112
Qantas Airways Ltd.	Airlines	1,796	4,674
REA Group Ltd.	Interactive Media & Services	180	13,370
Rio Tinto Ltd.	Metals & Mining	1,608	108,452
Rio Tinto PLC	Metals & Mining	3,460	194,478
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	13,484	20,146
Sonic Healthcare Ltd.	Health Care Providers & Services	1,252	26,231
Telstra Corp. Ltd.	Diversified Telecommunication Services	14,508	31,265
Wesfarmers Ltd.	Multiline Retail	3,992	123,215
Woolworths Group Ltd.	Food & Staples Retailing	4,252	109,137
			1,431,820
Belgium 0.2%
Colruyt SA	Food & Staples Retailing	184	10,120
Proximus SADP	Diversified Telecommunication Services	524	10,676
			20,796
Denmark 3.5%
Coloplast AS, B	Health Care Equipment & Supplies	520	80,555
Novo Nordisk AS, B	Pharmaceuticals	2,772	179,371
Novozymes AS	Chemicals	604	34,906
Pandora AS	Textiles, Apparel & Luxury Goods	496	26,930
Tryg AS	Insurance	368	10,648
			332,410
Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	500	30,404
Kone OYJ, B	Machinery	1,000	68,759
Orion OYJ	Pharmaceuticals	364	17,604
UPM-Kymmene OYJ	Paper & Forest Products	1,452	41,944
			158,711
France 3.6%
Biomerieux	Health Care Equipment & Supplies	56	7,692
Hermes International	Textiles, Apparel & Luxury Goods	100	83,540
[a] Peugeot SA	Automobiles	1,932	31,421
Publicis Groupe	Media	292	9,449
Sanofi	Pharmaceuticals	1,904	193,853
Sartorius Stedim Biotech	Life Sciences Tools & Services	40	10,108

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	196	11,042

			347,105

Germany 0.1%
Hochtief AG	Construction & Engineering	40	3,547
Knorr-Bremse AG	Machinery	64	6,486

			10,033

Hong Kong 1.2%
CK Asset Holdings Ltd.	Real Estate Management & Development	4,000	23,844
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	10,296
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	17,558
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	580	24,209
Kerry Properties Ltd.	Real Estate Management & Development	2,500	6,451
NWS Holdings Ltd.	Industrial Conglomerates	5,000	4,316
Power Assets Holdings Ltd.	Electric Utilities	3,500	19,034
Sino Land Co. Ltd.	Real Estate Management & Development	8,000	10,064

			115,772

Israel 0.7%
Azrieli Group Ltd.	Real Estate Management & Development	56	2,536
Bank Leumi Le-Israel BM	Banks	3,816	19,086
a Check Point Software Technologies Ltd.	Software	384	41,253
Israel Chemicals Ltd.	Chemicals	1,908	5,656

			68,531

Italy 3.2%
DiaSorin SpA	Health Care Equipment & Supplies	48	9,186
Enel SpA	Electric Utilities	20,088	173,230
Ferrari NV	Automobiles	308	52,530
b Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	312	3,126
a Moncler SpA	Textiles, Apparel & Luxury Goods	588	22,480
Recordati SpA	Pharmaceuticals	300	14,977
Snam SpA	Gas Utilities	4,932	24,008
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	7,884	3,055

			302,592

Japan 25.3%
ABC-Mart Inc.	Specialty Retail	92	5,381
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	500	28,364
AEON Mall Co. Ltd.	Real Estate Management & Development	200	2,651
Astellas Pharma Inc.	Pharmaceuticals	6,100	101,747
Bandai Namco Holdings Inc.	Leisure Equipment & Products	650	34,143
Bridgestone Corp.	Auto Components	1,800	57,878
Calbee Inc.	Food Products	100	2,765
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,710	91,376
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	30	4,599
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	260	23,880
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	1,700	40,056
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,300	41,006
Hoya Corp.	Health Care Equipment & Supplies	1,300	123,632
Iida Group Holdings Co. Ltd.	Household Durables	400	6,121
Isuzu Motors Ltd.	Automobiles	1,400	12,630
ITOCHU Corp.	Trading Companies & Distributors	4,600	98,984
Japan Airlines Co. Ltd.	Airlines	400	7,200
Japan Post Bank Co. Ltd.	Banks	1,200	8,921
Japan Tobacco Inc.	Tobacco	4,000	74,209
Kajima Corp.	Construction & Engineering	1,200	14,282
Kakaku. com Inc.	Interactive Media & Services	600	15,177
KAO Corp.	Personal Products	1,400	110,822
KDDI Corp.	Wireless Telecommunication Services	6,100	182,856
Kobe Bussan Co Ltd	Food & Staples Retailing	100	5,636
Koito Manufacturing Co. Ltd.	Auto Components	260	10,459

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Marubeni Corp.	Trading Companies & Distributors	4,400	19,882
McDonald's Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	5,395
Mebuki Financial Group Inc.	Banks	1,200	2,781
Mitsubishi Gas Chemical Co. Inc.	Chemicals	500	7,554
Monotaro Co. Ltd.	Trading Companies & Distributors	200	8,009
MS&AD Insurance Group Holdings Inc.	Insurance	1,300	35,680
Nexon Co. Ltd.	Entertainment	1,400	31,624
Nihon M&A Center Inc.	Professional Services	200	9,028
Nintendo Co. Ltd.	Entertainment	150	66,752
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	4,600	107,256
Nitori Holdings Co. Ltd.	Specialty Retail	100	19,581
Nomura Research Institute Ltd.	IT Services	400	10,852
NTT DOCOMO Inc.	Wireless Telecommunication Services	5,000	133,568
Obayashi Corp.	Construction & Engineering	1,900	17,752
OBIC Co. Ltd.	IT Services	100	17,491
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	400	11,631
Oracle Corp. Japan	Software	133	15,681
ORIX Corp.	Diversified Financial Services	3,400	41,868
Otsuka Corp.	IT Services	150	7,897
Pigeon Corp.	Household Products	300	11,596
Sekisui House Ltd.	Household Durables	2,100	39,952
SG Holdings Co. Ltd.	Air Freight & Logistics	200	6,525
Shin-Etsu Chemical Co. Ltd.	Chemicals	730	85,224
Shionogi & Co. Ltd.	Pharmaceuticals	900	56,310
Shoei Co. Ltd.	Real Estate Management & Development	400	3,752
Showa Denko K.K.	Chemicals	300	6,718
Softbank Corp.	Wireless Telecommunication Services	5,200	66,274
Subaru Corp.	Automobiles	1,900	39,476
Sumitomo Corp.	Trading Companies & Distributors	2,400	27,463
Sundrug Co. Ltd.	Food & Staples Retailing	100	3,309
Taisei Corp.	Construction & Engineering	600	21,801
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	500	122,538
Tosoh Corp.	Chemicals	900	12,263
Toyota Motor Corp.	Automobiles	3,000	188,034
Tsuruha Holdings Inc.	Food & Staples Retailing	50	6,882
USS Co. Ltd.	Specialty Retail	600	9,582
Welcia Holdings Co. Ltd.	Food & Staples Retailing	100	8,055
Yamaha Motor Co. Ltd.	Automobiles	800	12,517
Yokohama Rubber Co. Ltd.	Auto Components	200	2,807
Zozo Inc.	Internet & Direct Marketing Retail	500	11,104
			2,417,239
Macau 0.9%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	6,500	44,239
Sands China Ltd.	Hotels, Restaurants & Leisure	8,800	34,517
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	3,600	6,196
			84,952
Netherlands 1.3%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,356	91,443
Koninklijke KPN NV	Diversified Telecommunication Services	4,784	12,681
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	96	5,076
NN Group NV	Insurance	424	14,239
			123,439
New Zealand 0.9%
[a] a2 Milk Co. Ltd.	Food Products	1,080	14,037
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	2,136	48,952
Spark New Zealand Ltd.	Diversified Telecommunication Services	7,440	21,840
			84,829
Norway 1.1%
Equinor ASA	Oil, Gas & Consumable Fuels	1,960	27,753
Mowi ASA	Food Products	1,436	27,188
Orkla ASA	Food Products	2,228	19,470

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Telenor ASA	Diversified Telecommunication Services	2,208	32,066
			106,477
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	684	11,973
Russia 0.1%
Evraz PLC	Metals & Mining	2,060	7,341
Singapore 0.9%
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	4,400	6,087
Singapore Exchange Ltd.	Capital Markets	4,100	24,511
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	25,600	45,142
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	700	8,119
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,200	6,133
			89,992
Spain 4.8%
[a] Banco Santander SA	Banks	21,684	52,959
Bankinter SA	Banks	876	4,176
Enagas SA	Gas Utilities	640	15,634
Endesa SA	Electric Utilities	1,012	24,926
Iberdrola SA	Electric Utilities	14,192	164,498
Industria de Diseno Textil SA	Specialty Retail	3,744	99,114
Red Electrica Corp. SA	Electric Utilities	1,332	24,842
Repsol SA	Oil, Gas & Consumable Fuels	4,292	37,533
[a] Repsol SA, rts., 7/06/20	Oil, Gas & Consumable Fuels	4,292	2,089
Telefonica SA	Diversified Telecommunication Services	6,568	31,329
[a] Telefonica SA	Diversified Telecommunication Services	6,568	1,292
			458,392
Sweden 2.2%
Atlas Copco AB	Machinery	1,120	41,426
Atlas Copco AB, A	Machinery	868	36,763
Boliden AB	Metals & Mining	832	18,932
Epiroc AB, A	Machinery	876	10,916
Epiroc AB, B	Machinery	524	6,409
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	252	15,028
Hennes & Mauritz AB, B	Specialty Retail	2,564	37,153
ICA Gruppen AB	Food & Staples Retailing	268	12,709
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	100	4,538
[a] Svenska Cellulosa AB, B	Paper & Forest Products	812	9,657
Swedish Match AB	Tobacco	236	16,592
			210,123
Switzerland 8.3%
EMS-Chemie Holding AG	Chemicals	30	23,239
Geberit AG	Building Products	120	60,054
	Technology Hardware, Storage &
Logitech International SA	Peripherals	236	15,407
Nestle SA	Food Products	1,664	183,935
Novartis AG	Pharmaceuticals	2,124	184,750
Partners Group Holding AG	Capital Markets	72	65,302
Roche Holding AG	Pharmaceuticals	504	174,649
SGS SA	Professional Services	12	29,317
Swiss Prime Site AG	Real Estate Management & Development	100	9,245
Swisscom AG	Diversified Telecommunication Services	80	41,868
			787,766
United Kingdom 24.8%
Admiral Group PLC	Insurance	820	23,293
Anglo American PLC	Metals & Mining	3,536	81,676
Auto Trader Group PLC	Interactive Media & Services	2,972	19,330
BAE Systems PLC	Aerospace & Defense	8,976	53,613
Barratt Developments PLC	Household Durables	3,748	22,965

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

BHP Group PLC	Metals & Mining	6,780	138,595
British American Tobacco PLC	Tobacco	4,852	186,119
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	2,904	13,865
BT Group PLC	Diversified Telecommunication Services	32,376	45,624
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,292	25,534
Compass Group PLC	Hotels, Restaurants & Leisure	4,656	63,973
Croda International PLC	Chemicals	180	11,690
Diageo PLC	Beverages	5,200	172,290
Direct Line Insurance Group PLC	Insurance	4,140	13,863
Experian PLC	Professional Services	2,468	85,964
Ferguson PLC	Trading Companies & Distributors	448	36,601
GlaxoSmithKline PLC	Pharmaceuticals	8,900	179,974
	Electronic Equipment, Instruments &
Halma PLC	Components	500	14,228
Hargreaves Lansdown PLC	Capital Markets	1,188	23,905
Hikma Pharmaceuticals PLC	Pharmaceuticals	212	5,815
Imperial Brands PLC	Tobacco	4,008	76,191
Intertek Group PLC	Professional Services	492	33,071
ITV PLC	Media	13,876	12,804
J Sainsbury PLC	Food & Staples Retailing	2,500	6,447
Kingfisher PLC	Specialty Retail	5,988	16,336
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,048	13,994
M&G PLC	Diversified Financial Services	6,784	14,045
Mondi PLC	Paper & Forest Products	1,408	26,279
Next PLC	Multiline Retail	504	30,477
Pearson PLC	Media	2,016	14,343
[a] Persimmon PLC	Household Durables	1,276	36,042
Prudential PLC	Insurance	3,476	52,334
RELX PLC	Professional Services	6,460	149,263
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	10,948	174,097
Smith & Nephew PLC	Health Care Equipment & Supplies	1,776	33,037
Spirax-Sarco Engineering PLC	Machinery	96	11,833
Taylor Wimpey PLC	Household Durables	12,560	22,130
The Berkeley Group Holdings PLC	Household Durables	424	21,820
Unilever NV	Personal Products	3,724	197,628
Unilever PLC	Personal Products	3,588	193,072
William Morrison Supermarkets PLC	Food & Staples Retailing	3,180	7,487
			2,361,647
Total Common Stocks and Other Equity Interests (Cost $9,173,990)			9,531,940
Preferred Stocks 0.4%
Germany 0.4%
[d] Fuchs Petrolub SE, 2.714%, pfd.	Chemicals	196	7,868
[d] Porsche Automobil Holding SE, 4.320%, pfd.	Automobiles	456	26,202
Total Preferred Stocks (Cost $38,392)			34,070
Total Investments (Cost $9,212,382) 100.3%			9,566,010

Other Assets, less Liabilities (0.3)%			(27,912)
Net Assets 100.0%			$9,538,098

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the aggregate value of these securities was $18,154, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $15,028, representing
0.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	1,850,700	$1,274,207	7/02/20	$—	$—
Australian Dollar	DBAB	Sell	1,850,700	1,228,500	7/02/20	—	(45,707)
Danish Krone	BOFA	Buy	2,345,100	353,399	7/02/20	—	(5)
Danish Krone	BOFA	Sell	2,345,100	350,169	7/02/20	—	(3,224)
Euro	BOFA	Buy	1,514,300	1,700,810	7/02/20	—	(24)
Euro	BOFA	Sell	1,514,300	1,685,455	7/02/20	—	(15,331)
Great British Pound	BOFA	Buy	679,814	839,991	7/02/20	—	(12)
Great British Pound	HSBK	Buy	679,814	839,991	7/02/20	—	(12)
Great British Pound	UBSW	Buy	679,814	839,995	7/02/20	—	(17)
Great British Pound	BOFA	Sell	679,814	840,544	7/02/20	565	—
Great British Pound	HSBK	Sell	679,814	840,549	7/02/20	571	—
Great British Pound	UBSW	Sell	679,814	840,547	7/02/20	569	—
Israeli Shekel	BOFA	Buy	109,900	31,755	7/02/20	—	(1)
Israeli Shekel	BOFA	Sell	109,900	31,380	7/02/20	—	(374)
Japanese Yen	BOFA	Buy	270,266,700	2,505,174	7/02/20	—	(37)
Japanese Yen	BOFA	Sell	270,266,700	2,509,659	7/02/20	4,522	—
New Zealand Dollar	BOFA	Buy	122,800	79,051	7/02/20	1	—
New Zealand Dollar	BOFA	Sell	122,800	76,029	7/02/20	—	(3,023)
Norwegian Krone	BOFA	Buy	1,115,600	115,644	7/02/20	—	(2)
Norwegian Krone	BOFA	Sell	1,115,600	114,795	7/02/20	—	(847)
Singapore Dollar	BOFA	Buy	130,700	93,690	7/02/20	—	(2)
Singapore Dollar	BOFA	Sell	130,700	92,466	7/02/20	—	(1,222)
Swedish Krona	BOFA	Buy	2,050,100	220,050	7/02/20	—	(3)
Swedish Krona	BOFA	Sell	2,050,100	217,724	7/02/20	—	(2,323)
Swiss Franc	MSCO	Buy	780,400	823,618	7/02/20	—	(21)
Swiss Franc	MSCO	Sell	780,400	812,956	7/02/20	—	(10,642)
Hong Kong Dollar	MSCO	Buy	1,373,300	177,199	7/03/20	—	(9)
Hong Kong Dollar	MSCO	Sell	1,373,300	177,015	7/03/20	—	(175)
Danish Krone	BOFA	Sell	2,214,100	333,869	8/04/20	—	(5)
Euro	BOFA	Sell	1,493,200	1,678,309	8/04/20	20	—
Great British Pound	BOFA	Sell	642,300	793,792	8/04/20	—	(5)
Great British Pound	HSBK	Sell	642,300	793,801	8/04/20	4	—
Great British Pound	UBSW	Sell	642,300	793,804	8/04/20	7	—
Hong Kong Dollar	MSCO	Sell	1,320,300	170,329	8/04/20	2	—
Israeli Shekel	BOFA	Sell	95,600	27,643	8/04/20	—	(2)
Japanese Yen	BOFA	Sell	258,223,600	2,394,471	8/04/20	—	(7)
New Zealand Dollar	BOFA	Sell	126,700	81,562	8/04/20	—	(6)
Norwegian Krone	BOFA	Sell	1,037,100	107,518	8/04/20	—	—
Singapore Dollar	BOFA	Sell	123,100	88,242	8/04/20	—	(5)
Swedish Krona	BOFA	Sell	1,970,500	211,585	8/04/20	—	(4)
Swiss Franc	MSCO	Sell	749,500	791,759	8/04/20	5	—
Australian Dollar	DBAB	Sell	1,773,500	1,221,243	8/05/20	—	(27)
Total Forward Exchange Contracts						$6,266	$(83,074)
Net unrealized appreciation (depreciation)							$(76,808)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 5.5%
Activision Blizzard Inc.	44,427	$3,372,009
[a] Alphabet Inc., A	4,305	6,104,705
AT&T Inc.	390,054	11,791,332
Cable One Inc.	763	1,354,211
Comcast Corp., A	303,459	11,828,832
[a] Electronic Arts Inc.	18,825	2,485,841
[a] Facebook Inc., A	53,463	12,139,843
[a,b] Match Group Inc.	12,048	1,289,738
Omnicom Group Inc.	54,216	2,960,194
The Interpublic Group of Cos. Inc.	75,300	1,292,148
Verizon Communications Inc.	208,581	11,499,071
		66,117,924
Consumer Discretionary 14.1%
[a] AutoZone Inc.	5,132	5,789,512
Best Buy Co. Inc.	64,005	5,585,716
[a] Booking Holdings Inc.	4,471	7,119,352
Carter's Inc.	11,295	911,507
D.R. Horton Inc.	33,885	1,878,923
Darden Restaurants Inc.	33,885	2,567,467
Dollar General Corp.	60,240	11,476,322
Domino's Pizza Inc.	11,295	4,172,825
Foot Locker Inc.	33,885	988,087
Garmin Ltd.	36,897	3,597,458
Gentex Corp.	70,782	1,824,052
[a] Grand Canyon Education Inc.	3,012	272,676
H&R Block Inc.	60,240	860,227
Hanesbrands Inc.	51,204	578,093
Las Vegas Sands Corp.	73,041	3,326,287
[a] Lululemon Athletica Inc.	29,367	9,162,798
McDonald's Corp.	64,758	11,945,908
NIKE Inc., B	121,986	11,960,727
[b] Nordstrom Inc.	30,120	466,559
[a] NVR Inc.	814	2,652,623
[a] O'Reilly Automotive Inc.	19,578	8,255,455
Pool Corp.	9,789	2,661,336
PulteGroup Inc.	39,156	1,332,479
Ross Stores Inc.	103,161	8,793,444
Starbucks Corp.	134,787	9,918,975
Target Corp.	98,643	11,830,255
The Gap Inc.	63,252	798,240
The Home Depot Inc.	48,192	12,072,578
The TJX Cos. Inc.	221,382	11,193,074
Tractor Supply Co.	32,379	4,267,228
[a] Ulta Beauty Inc.	15,060	3,063,505
Williams-Sonoma Inc.	22,590	1,852,606
Yum! Brands Inc.	89,607	7,787,744
		170,964,038
Consumer Staples 15.0%
Altria Group Inc.	294,423	11,556,103
[a] Boston Beer Inc., A	753	404,097
Brown-Forman Corp., A	12,801	736,954
Brown-Forman Corp., B	19,578	1,246,336
Campbell Soup Co.	10,542	523,199
Casey's General Stores Inc.	8,283	1,238,474
Church & Dwight Co. Inc.	62,499	4,831,173
Clorox Co.	37,650	8,259,281
Colgate-Palmolive Co.	166,413	12,191,416
Costco Wholesale Corp.	39,156	11,872,491

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Estee Lauder Companies Inc., A	57,981	10,939,855
Flowers Foods Inc.	47,439	1,060,736
General Mills Inc.	158,883	9,795,137
Hormel Foods Corp.	75,300	3,634,731
Ingredion Inc.	15,813	1,312,479
Kellogg Co.	43,674	2,885,104
Kimberly-Clark Corp.	67,770	9,579,290
[a] Monster Beverage Corp.	84,336	5,846,172
Nu Skin Enterprises Inc., A	12,801	489,382
PepsiCo Inc.	91,113	12,050,605
Philip Morris International Inc.	164,154	11,500,629
[a] Sprouts Farmers Market Inc.	23,343	597,347
The Coca-Cola Co.	257,526	11,506,262
The Hershey Co.	43,674	5,661,024
The J. M. Smucker Co.	21,084	2,230,898
The Kroger Co.	140,811	4,766,452
The Procter & Gamble Co.	103,914	12,424,997
Tyson Foods Inc.	70,029	4,181,432
Walgreens Boots Alliance Inc.	161,142	6,830,809
Walmart Inc.	97,137	11,635,070
		181,787,935
Energy 0.1%
Cabot Oil & Gas Corp., A	65,511	1,125,479
Financials 3.5%
American National Insurance Co.	1,506	108,537
Equitable Holdings Inc.	24,096	464,812
Erie Indemnity Co., A	1,506	289,001
Evercore Inc.	2,259	133,100
FactSet Research Systems Inc.	9,789	3,215,393
Invesco Ltd.	70,029	753,512
Jefferies Financial Group Inc.	12,801	199,056
Lazard Ltd., A	28,614	819,219
MarketAxess Holdings Inc.	9,789	4,903,506
Moody's Corp.	26,355	7,240,509
Morningstar Inc.	4,518	636,903
MSCI Inc.	20,331	6,786,894
S&P Global Inc.	27,108	8,931,544
[b] Santander Consumer USA Holdings Inc.	24,096	443,607
SEI Investments Co.	26,355	1,448,998
T. Rowe Price Group Inc.	24,849	3,068,852
The Progressive Corp.	33,885	2,714,527
		42,157,970
Health Care 13.0%
AbbVie Inc.	129,516	12,715,881
[a] ABIOMED Inc.	2,259	545,684
[a] Align Technology Inc.	5,271	1,446,573
Amgen Inc.	52,710	12,432,181
[a] Biogen Inc.	39,156	10,476,188
Bristol-Myers Squibb Co.	201,804	11,866,075
Cerner Corp.	67,770	4,645,634
Chemed Corp.	3,462	1,561,604
Eli Lilly & Co.	56,475	9,272,066
[a] Exelixis Inc.	67,017	1,590,984
Gilead Sciences Inc.	154,365	11,876,843
[a] Horizon Therapeutics Plc	10,542	585,924
Humana Inc.	7,530	2,919,758
Johnson & Johnson	80,571	11,330,700
Merck & Co. Inc.	149,094	11,529,439
[a] Mettler-Toledo International Inc.	6,266	5,047,576
Pfizer Inc.	314,754	10,292,456
[a] Premier Inc., A	8,283	283,941
[a] Regeneron Pharmaceuticals Inc.	10,542	6,574,518

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

ResMed Inc.	34,638	6,650,496
UnitedHealth Group Inc.	39,156	11,549,062
[a] Veeva Systems Inc.	8,283	1,941,701
[a] Vertex Pharmaceuticals Inc.	16,566	4,809,275
[a] Waters Corp.	3,765	679,206
West Pharmaceutical Services Inc.	4,518	1,026,354
Zoetis Inc.	27,861	3,818,071
		157,468,190
Industrials 12.8%
3M Co.	76,850	11,987,831
A O Smith Corp.	7,530	354,814
Allegion PLC	9,789	1,000,632
Allison Transmission Holdings Inc.	21,084	775,470
BWX Technologies Inc.	6,024	341,199
C.H. Robinson Worldwide Inc.	37,650	2,976,609
Cintas Corp.	20,331	5,415,365
[a] Copart Inc.	51,957	4,326,459
Cummins Inc.	38,403	6,653,704
Emerson Electric Co.	149,094	9,248,301
Expeditors International of Washington Inc.	43,674	3,320,971
Fastenal Co.	158,883	6,806,548
[a] FTI Consulting Inc.	2,259	258,768
[a] Generac Holdings Inc.	3,765	459,066
Graco Inc.	40,662	1,951,369
GrafTech International Ltd.	9,036	72,107
Honeywell International Inc.	82,077	11,867,513
Huntington Ingalls Industries Inc.	9,789	1,708,083
[a] IAA Inc.	14,307	551,821
Illinois Tool Works Inc.	51,204	8,953,019
J.B. Hunt Transport Services Inc.	22,590	2,718,481
Landstar System Inc.	9,789	1,099,403
Lennox International Inc.	5,271	1,228,090
Lincoln Electric Holdings Inc.	3,012	253,731
Lockheed Martin Corp.	30,873	11,266,175
Masco Corp.	29,367	1,474,517
MSC Industrial Direct Co. Inc., A	10,542	767,563
Northrop Grumman Corp.	16,566	5,093,051
Old Dominion Freight Line Inc.	11,295	1,915,519
Otis Worldwide Corp.	23,343	1,327,283
PACCAR Inc.	49,698	3,719,895
Robert Half International Inc.	34,638	1,829,926
Rockwell Automation Inc.	30,873	6,575,949
Rollins Inc.	39,156	1,659,823
Schneider National Inc., B	3,765	92,883
Snap-on Inc.	9,789	1,355,874
Toro Co.	29,367	1,948,207
[a] Trex Co. Inc.	3,765	489,714
Union Pacific Corp.	70,782	11,967,113
United Parcel Service Inc., B	111,444	12,390,344
Verisk Analytics Inc.	9,036	1,537,927
W.W. Grainger Inc.	12,048	3,785,000
Watsco Inc.	7,530	1,338,081
		154,864,198
Information Technology 24.2%
Accenture PLC, A	59,487	12,773,049
[a] Adobe Inc.	29,367	12,783,749
[a] Akamai Technologies Inc.	9,036	967,665
[a] Alphabet Inc., C	4,249	6,006,429
Amdocs Ltd.	35,391	2,154,604
Apple Inc.	37,650	13,734,720
Applied Materials Inc.	213,852	12,927,353
[a] Arista Networks Inc.	3,765	790,763
[a] Aspen Technology Inc.	12,801	1,326,312

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Automatic Data Processing Inc.	79,818	11,884,102
Booz Allen Hamilton Holding Corp.	21,084	1,640,124
Broadridge Financial Solutions Inc.	30,873	3,895,864
[a] Cadence Design Systems Inc.	45,180	4,335,473
[a] Ciena Corp.	9,036	489,390
[a] Cirrus Logic Inc.	3,012	186,081
Cisco Systems Inc.	251,502	11,730,053
Citrix Systems Inc.	21,084	3,118,534
Cognizant Technology Solutions Corp., A	106,173	6,032,750
[a] Enphase Energy Inc.	6,024	286,562
[a] F5 Networks Inc.	16,566	2,310,626
[a] Fair Isaac Corp.	1,506	629,568
[a] Fortinet Inc.	8,283	1,137,007
HP Inc.	417,162	7,271,134
Intel Corp.	191,262	11,443,206
International Business Machines Corp.	96,384	11,640,296
Intuit Inc.	41,415	12,266,709
Jack Henry & Associates Inc.	20,331	3,741,514
KLA Corp.	38,403	7,468,615
Lam Research Corp.	36,144	11,691,138
Mastercard Inc., A	39,909	11,801,091
Maxim Integrated Products Inc.	69,276	4,198,818
Microsoft Corp.	65,511	13,332,144
Monolithic Power Systems	2,259	535,383
Motorola Solutions Inc.	38,403	5,381,412
NetApp Inc.	57,981	2,572,617
NVIDIA Corp.	33,885	12,873,250
Oracle Corp.	114,456	6,325,983
Paychex Inc.	89,607	6,787,730
QUALCOMM Inc.	138,552	12,637,328
Skyworks Solutions Inc.	50,451	6,450,665
[a] SolarEdge Technologies Inc.	3,012	418,005
Texas Instruments Inc.	101,655	12,907,135
[a] Tyler Technologies Inc.	2,259	783,602
Ubiquiti Inc.	3,012	525,775
Visa Inc., A	61,746	11,927,475
[a] VMware Inc., A	4,518	699,658
[a] Xerox Holdings Corp.	9,789	149,674
Xilinx Inc.	64,758	6,371,540
		293,342,675
Materials 2.5%
Air Products and Chemicals Inc.	33,885	8,181,872
Avery Dennison Corp.	4,518	515,459
Celanese Corp.	17,319	1,495,322
Eastman Chemical Co.	25,602	1,782,923
Huntsman Corp.	11,295	202,971
LyondellBasell Industries NV, A	85,842	5,641,536
NewMarket Corp.	2,259	904,684
Newmont Corp.	48,192	2,975,374
Nucor Corp.	43,674	1,808,540
Packaging Corp. of America	20,331	2,029,034
Reliance Steel & Aluminum Co.	6,777	643,341
Royal Gold Inc.	6,777	842,517
Sonoco Products Co.	24,849	1,299,354
Steel Dynamics Inc.	37,650	982,289
Valvoline Inc.	27,108	523,998
		29,829,214
Real Estate 3.3%
American Tower Corp.	46,686	12,070,198
Coresite Realty Corp.	2,259	273,475
EPR Properties	18,825	623,672
Gaming and Leisure Properties Inc.	45,061	1,559,111
Kimco Realty Corp.	89,607	1,150,554

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

National Retail Properties Inc.	43,674	1,549,553
Public Storage	44,427	8,525,097
Realty Income Corp.	79,818	4,749,171
Simon Property Group Inc.	64,758	4,428,152
Spirit Realty Capital Inc.	25,602	892,486
STORE Capital Corp.	49,698	1,183,309
WP Carey Inc.	34,638	2,343,261
		39,348,039
Utilities 5.9%
Alliant Energy Corp.	54,216	2,593,693
Ameren Corp.	42,168	2,966,940
American Electric Power Co. Inc.	49,698	3,957,949
Atmos Energy Corp.	26,355	2,624,431
Consolidated Edison Inc.	74,547	5,362,166
Dominion Energy Inc.	119,727	9,719,438
Evergy Inc.	39,156	2,321,559
Eversource Energy	69,276	5,768,613
Hawaiian Electric Industries Inc.	25,602	923,208
NextEra Energy Inc.	47,439	11,393,425
PPL Corp.	131,022	3,385,608
Public Service Enterprise Group Inc.	128,010	6,292,972
The Southern Co.	183,732	9,526,504
WEC Energy Group Inc.	18,072	1,584,011
Xcel Energy Inc.	54,969	3,435,562
		71,856,079
Total Investments before Short Term Investments (Cost $1,188,468,967)		1,208,861,741
Short Term Investments (Cost $3,738,324) 0.3%
Investments from Cash Collateral Received for Loaned Securities 0.3%
Money Market Funds 0.3%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	3,738,324	3,738,324

Total Investments (Cost $1,192,207,291) 100.2%		1,212,600,065

Other Assets, less Liabilities (0.2)%		(2,368,920)
Net Assets 100.0%		$1,210,231,145

[a]Non-income producing.
[b]A portion or all of the security is on loan at June 30, 2020.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	9	$1,390,590	9/18/20	$(20,966)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 100.1%
Communication Services 1.7%
CenturyLink Inc.	5,688	$57,051
John Wiley & Sons Inc., A	504	19,656
[a,b] Match Group Inc.	756	80,930
Omnicom Group Inc.	2,484	135,626
Telephone and Data Systems Inc.	492	9,781
World Wrestling Entertainment Inc.	228	9,906
		312,950
Consumer Discretionary 17.9%
[a] AutoZone Inc.	156	175,987
Best Buy Co. Inc.	2,328	203,165
BorgWarner Inc.	2,340	82,602
[a] Burlington Stores Inc.	804	158,332
[a] Capri Holdings Ltd.	1,680	26,258
Carter's Inc.	552	44,546
Columbia Sportswear Co.	204	16,438
Dick's Sporting Goods Inc.	816	33,668
Domino's Pizza Inc.	216	79,799
Foot Locker Inc.	1,428	41,641
Garmin Ltd.	1,560	152,100
Gentex Corp.	2,304	59,374
Genuine Parts Co.	1,620	140,875
H&R Block Inc.	2,472	35,300
Hanesbrands Inc.	4,332	48,908
Hasbro Inc.	1,344	100,733
Kohl's Corp.	2,016	41,872
L Brands Inc.	2,880	43,114
[a] Lululemon Athletica Inc.	612	190,950
[a,b] Nordstrom Inc.	1,728	26,767
[a] NVR Inc.	36	117,315
[a] O'Reilly Automotive Inc.	432	182,162
[a] Ollie's Bargain Outlet Holdings Inc.	468	45,700
Penske Automotive Group Inc.	396	15,329
Pool Corp.	624	169,647
Ralph Lauren Corp.	552	40,031
[a] Skechers USA Inc., A	1,440	45,187
Tapestry Inc.	3,660	48,605
[a] Tempur Sealy International Inc.	492	35,399
The Gap Inc.	2,952	37,254
Tiffany & Co.	1,404	171,204
Tractor Supply Co.	1,488	196,104
[a] Ulta Beauty Inc.	660	134,257
Whirlpool Corp.	480	62,174
Williams-Sonoma Inc.	1,080	88,571
Yum China Holdings Inc.	3,924	188,627
		3,279,995
Consumer Staples 9.1%
[a] Boston Beer Inc., A	48	25,759
Brown-Forman Corp., A	552	31,779
Brown-Forman Corp., B	2,256	143,617
Campbell Soup Co.	1,908	94,694
Church & Dwight Co. Inc.	2,424	187,375
Clorox Co.	876	192,168
Flowers Foods Inc.	2,928	65,470
[a] Herbalife Ltd.	1,236	55,595
Kellogg Co.	2,784	183,911
McCormick & Co. Inc.	1,032	185,151
Nu Skin Enterprises Inc., A	684	26,150
[a] Sprouts Farmers Market Inc.	1,608	41,149

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

The Hershey Co.	1,344	174,209
The J. M. Smucker Co.	648	68,565
The Kroger Co.	5,568	188,477
		1,664,069
Financials 11.0%
Affiliated Managers Group Inc.	252	18,789
Ally Financial Inc.	3,936	78,051
American National Insurance Co.	96	6,919
Apollo Global Management Inc., A	1,020	50,918
Brown & Brown Inc.	2,676	109,074
Cincinnati Financial Corp.	1,944	124,474
Citizens Financial Group Inc.	2,124	53,610
CNA Financial Corp.	336	10,802
[a] Credit Acceptance Corp.	137	57,404
Discover Financial Services	2,796	140,052
Erie Indemnity Co., A	144	27,634
Evercore Inc.	408	24,039
FactSet Research Systems Inc.	432	141,899
First American Financial Corp.	1,164	55,895
Globe Life Inc.	1,128	83,732
Invesco Ltd.	1,992	21,434
Lazard Ltd., A	1,116	31,951
Legg Mason Inc.	1,152	57,312
MarketAxess Holdings Inc.	360	180,331
Mercury General Corp.	288	11,736
MSCI Inc.	552	184,269
Nasdaq Inc.	1,452	173,471
PacWest Bancorp	912	17,976
Prosperity Bancshares Inc.	888	52,729
[b] Santander Consumer USA Holdings Inc.	1,176	21,650
SEI Investments Co.	1,788	98,304
Synchrony Financial	5,964	132,162
Unum Group	2,352	39,020
		2,005,637
Health Care 10.9%
[a] ABIOMED Inc.	240	57,974
[a] Acadia Healthcare Co. Inc.	1,008	25,321
[a] Align Technology Inc.	732	200,890
[a] Amedisys Inc.	180	35,737
[a] Bio-Rad Laboratories Inc., A	96	43,343
Bio-Techne Corp.	192	50,702
Cerner Corp.	2,496	171,101
[a] Change Healthcare Inc.	1,200	13,440
Chemed Corp.	120	54,128
Encompass Health Corp.	1,260	78,032
[a] Exelixis Inc.	2,700	64,098
[a] Globus Medical Inc., A	408	19,466
[a] Henry Schein Inc.	1,560	91,088
[a] IDEXX Laboratories Inc.	588	194,134
[a] Ionis Pharmaceuticals Inc.	660	38,914
[a] Masimo Corp.	540	123,115
[a] Mettler-Toledo International Inc.	228	183,665
[a] Molina Healthcare Inc.	624	111,060
[a] Neurocrine Biosciences Inc.	444	54,168
[a] Premier Inc., A	468	16,043
[a] United Therapeutics Corp.	228	27,588
Universal Health Services Inc., B	960	89,174
[a] Waters Corp.	900	162,360
West Pharmaceutical Services Inc.	372	84,507
		1,990,048
Industrials 20.1%
Allegion PLC	1,128	115,304

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Allison Transmission Holdings Inc.	1,320	48,550
BWX Technologies Inc.	1,056	59,812
C.H. Robinson Worldwide Inc.	1,656	130,923
Carrier Global Corp.	4,728	105,056
Cintas Corp.	732	194,976
Copa Holdings SA	324	16,381
[a] Copart Inc.	1,500	124,905
Cummins Inc.	1,068	185,042
Curtiss-Wright Corp.	204	18,213
Donaldson Co. Inc.	1,476	68,664
Dover Corp.	804	77,634
Expeditors International of Washington Inc.	2,040	155,122
Fastenal Co.	4,404	188,667
Graco Inc.	2,208	105,962
GrafTech International Ltd.	780	6,224
Hubbell Inc., B	552	69,199
Landstar System Inc.	420	47,170
Lennox International Inc.	372	86,672
Lincoln Electric Holdings Inc.	576	48,522
ManpowerGroup Inc.	684	47,025
MSA Safety Inc.	204	23,346
MSC Industrial Direct Co. Inc., A	564	41,065
Nordson Corp.	612	116,103
Old Dominion Freight Line Inc.	1,056	179,087
Otis Worldwide Corp.	2,172	123,500
Robert Half International Inc.	1,668	88,121
Rockwell Automation Inc.	840	178,920
Rollins Inc.	2,076	88,002
Schneider National Inc., B	672	16,578
Snap-on Inc.	540	74,795
Southwest Airlines Co.	2,952	100,899
[a] Teledyne Technologies Inc.	312	97,016
Toro Co.	1,272	84,385
Trane Technologies PLC	2,004	178,316
W.W. Grainger Inc.	576	180,956
Watsco Inc.	456	81,031
Xylem Inc.	2,028	131,739
		3,683,882
Information Technology 18.0%
Amdocs Ltd.	996	60,637
[a] Arista Networks Inc.	336	70,570
[a] Aspen Technology Inc.	864	89,519
Booz Allen Hamilton Holding Corp.	2,064	160,559
Broadridge Financial Solutions Inc.	600	75,714
[a] CACI International Inc., A	180	39,038
[a] Cadence Design Systems Inc.	1,992	191,152
CDW Corp.	1,632	189,606
[a] Ciena Corp.	900	48,744
Citrix Systems Inc.	1,224	181,042
[a] Enphase Energy Inc.	516	24,546
[a] F5 Networks Inc.	852	118,837
[a] Fair Isaac Corp.	336	140,461
[a] Fortinet Inc.	696	95,540
[a] GrubHub Inc.	480	33,744
HP Inc.	7,032	122,568
Juniper Networks Inc.	3,384	77,358
KLA Corp.	1,032	200,703
[a] Manhattan Associates Inc.	840	79,128
Monolithic Power Systems	240	56,880
National Instruments Corp.	1,704	65,962
NetApp Inc.	3,144	139,499
Paychex Inc.	2,508	189,981
[a] Paycom Software Inc.	252	78,052

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Synopsys Inc.	1,008	196,560
[a] Tyler Technologies Inc.	216	74,926
Ubiquiti Inc.	108	18,853
[a] VeriSign Inc.	828	171,255
Western Union Co.	4,884	105,592
Xilinx Inc.	1,980	194,812
		3,291,838
Materials 2.1%
Avery Dennison Corp.	1,008	115,003
NewMarket Corp.	48	19,223
Reliance Steel & Aluminum Co.	468	44,427
RPM International Inc.	1,464	109,888
Sonoco Products Co.	864	45,179
The Scotts Miracle-Gro Co., A	324	43,568
		377,288
Real Estate 5.9%
Apple Hospitality REIT Inc.	2,736	26,430
AvalonBay Communities Inc.	708	109,485
Brixmor Property Group Inc.	1,524	19,538
Camden Property Trust	900	82,098
Coresite Realty Corp.	456	55,203
CubeSmart	960	25,910
Duke Realty Corp.	1,788	63,277
EPR Properties	852	28,227
First Industrial Realty Trust Inc.	624	23,987
Highwoods Properties Inc.	1,104	41,212
Host Hotels & Resorts Inc.	8,772	94,650
Lamar Advertising Co., A	1,008	67,294
National Retail Properties Inc.	2,172	77,063
Realty Income Corp.	3,288	195,636
STORE Capital Corp.	1,104	26,286
Ventas Inc.	3,924	143,697
		1,079,993
Utilities 3.4%
Ameren Corp.	2,424	170,553
American Water Works Co. Inc.	876	112,706
Consolidated Edison Inc.	2,424	174,358
PPL Corp.	6,504	168,063
		625,680
Total Investments before Short Term Investments (Cost $17,670,868)		18,311,380
Short Term Investments (Cost $98,800) 0.5%
Investments from Cash Collateral Received for Loaned Securities 0.5%
Money Market Funds 0.5%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	98,800	98,800

Total Investments (Cost $17,769,668) 100.6%		18,410,180

Other Assets, less Liabilities (0.6)%		(106,445)
Net Assets 100.0%		$18,303,735

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2020.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations
Selected Portfolio

REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 3.1%
Alaska Communications Systems Group Inc.	852	$2,377
[a,b] AMC Networks Inc., A	600	14,034
[a] CarGurus Inc.	1,416	35,896
Cinemark Holdings Inc.	1,908	22,037
Cogent Communications Holdings Inc.	1,404	108,613
[a] Consolidated Communications Holdings Inc.	1,140	7,718
[a] Glu Mobile Inc.	2,052	19,022
[a] Liberty Latin America Ltd.	3,300	31,152
[a] Liberty Latin America Ltd., A	1,332	12,947
[b] Meredith Corp.	1,284	18,682
Scholastic Corp.	996	29,820
Spok Holdings Inc.	540	5,049
[a] TechTarget Inc.	552	16,577
TEGNA Inc.	5,208	58,017
[a] The Meet Group Inc.	2,184	13,628
Tribune Publishing Co.	336	3,357
[a] TrueCar Inc.	3,336	8,607
[a] WideOpenWest Inc.	1,320	6,956
[a] Yelp Inc.	2,436	56,345
		470,834
Consumer Discretionary 22.9%
[a] 1-800-FLOWERS.Com Inc.	948	18,979
Abercrombie & Fitch Co., A	2,520	26,813
Acushnet Holdings Corp.	1,272	44,253
[a] America's Car-Mart Inc.	216	18,980
American Eagle Outfitters Inc.	5,544	60,430
[a] American Public Education Inc.	468	13,853
[a] Asbury Automotive Group Inc.	756	58,461
Big Lots Inc.	1,728	72,576
Bloomin' Brands Inc.	3,660	39,016
[b] Buckle Inc.	1,176	18,440
Caleres Inc.	1,440	12,010
[a] Chuy's Holdings Inc.	576	8,571
Citi Trends Inc.	444	8,978
Collectors Universe Inc.	312	10,695
Core-Mark Holding Co. Inc.	1,260	31,443
Cracker Barrel Old Country Store Inc.	936	103,812
[a] Crocs Inc.	2,280	83,950
[b] Dave & Buster's Entertainment Inc.	1,608	21,435
[a] Deckers Outdoor Corp.	804	157,897
[a] Del Taco Restaurants Inc.	816	4,839
Designer Brands Inc., A	2,400	16,248
[b] Dillard's Inc., A	312	8,046
[a] Dorman Products Inc.	852	57,144
[a] Duluth Holdings Inc.	348	2,565
[a] Envela Corp.	120	732
Escalade Inc.	336	4,691
Ethan Allen Interiors Inc.	1,008	11,925
[a] Fiesta Restaurant Group Inc.	744	4,747
[a] GameStop Corp., A	900	3,906
[a] Genesco Inc.	564	12,216
Group 1 Automotive Inc.	636	41,957
Guess? Inc.	1,656	16,013
[b] Hamilton Beach Brands Holding Co., A	240	2,856
Haverty Furniture Cos. Inc.	780	12,480
[a] Helen of Troy Ltd.	804	151,602
[a] Hibbett Sports Inc.	540	11,308
Hooker Furniture Corp.	336	6,535

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Installed Building Products Inc.	492	33,840
[a,b] iRobot Corp.	852	71,483
Jack in the Box Inc.	768	56,901
Johnson Outdoors Inc., A	180	16,384
[a] K12 Inc.	1,200	32,688
[a] Kontoor Brands Inc.	1,608	28,638
La-Z-Boy Inc.	1,536	41,564
[a] Lakeland Industries Inc.	120	2,692
LCI Industries	744	85,545
[a] LGI Homes Inc.	612	53,874
Lifetime Brands Inc.	420	2,822
Lithia Motors Inc.	804	121,669
Macy's Inc.	4,896	33,684
[a] Malibu Boats Inc., A	312	16,208
[b] Marine Products Corp.	252	3,490
Monro Inc.	1,056	58,017
Movado Group Inc.	648	7,024
[a] Murphy USA Inc.	672	75,660
[a] National Vision Holdings Inc.	1,236	37,723
Office Depot Inc.	19,092	44,866
[a] OneWater Marine Inc., A	72	1,748
Oxford Industries Inc.	672	29,575
Papa John's International Inc.	840	66,704
[a] Perdoceo Education Corp.	2,436	38,805
[b] PetMed Express Inc.	744	26,516
Rent-A-Center Inc.	1,992	55,417
Rocky Brands Inc.	216	4,441
Ruth's Hospitality Group Inc.	912	7,442
[a] Sally Beauty Holdings Inc.	4,176	52,325
Shoe Carnival Inc.	360	10,537
Shutterstock Inc.	648	22,661
Signet Jewelers Ltd.	1,776	18,239
[a] Sleep Number Corp.	960	39,974
Sonic Automotive Inc.	876	27,953
[a] Sonos Inc.	2,028	29,670
[a] Sportsman's Warehouse Holdings Inc.	1,704	24,282
[a] Stamps.com Inc.	552	101,397
Standard Motor Products Inc.	720	29,664
Steven Madden Ltd.	2,856	70,515
[a,b] Stitch Fix Inc., A	1,488	37,111
Strategic Education Inc.	660	101,409
Sturm Ruger & Co. Inc.	540	41,040
Superior Group of Cos. Inc.	360	4,824
Texas Roadhouse Inc., A	2,652	139,416
The Cato Corp., A	780	6,380
[b] The Cheesecake Factory Inc.	1,728	39,606
[b] The Children's Place Inc.	528	19,758
[a,b] The Container Store Group Inc.	588	1,905
[a,b] The Lovesac Co.	216	5,666
[a,b] The Michaels Cos. Inc.	2,220	15,695
Tilly's Inc., A	852	4,831
Tupperware Brands Corp.	2,052	9,747
[a] Universal Technical Institute Inc.	612	4,253
[a] Vera Bradley Inc.	660	2,930
Weyco Group Inc.	216	4,663
Wingstop Inc.	948	131,744
Winmark Corp.	96	16,439
Wolverine World Wide Inc.	2,712	64,573
[a] WW International Inc.	984	24,974
[a] XPEL Inc.	276	4,317
[a] YETI Holdings Inc.	1,452	62,044

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Zumiez Inc.	660	18,071
		3,424,435
Consumer Staples 6.2%
[b] B&G Foods Inc., A	1,944	47,395
[a] BellRing Brands Inc., A	816	16,271
[a] Bridgford Foods Corp.	48	795
[a] Celsius Holdings Inc.	540	6,356
[a] Central Garden & Pet Co.	336	12,093
[a] Central Garden & Pet Co., A	1,356	45,819
Coca-Cola Consolidated Inc.	144	33,003
[a] Freshpet Inc.	1,032	86,337
Ingles Markets Inc., A	564	24,291
Inter Parfums Inc.	612	29,468
J & J Snack Foods Corp.	516	65,599
John B. Sanfilippo & Son Inc.	312	26,623
Lancaster Colony Corp.	600	92,994
[a] Lifevantage Corp.	420	5,678
[b] Medifast Inc.	444	61,614
[a,b] National Beverage Corp.	432	26,361
Natural Grocers by Vitamin Cottage Inc.	312	4,643
[a] Natures Sunshine Products Inc.	324	2,919
Oil-Dri Corp. of America	84	2,915
PriceSmart Inc.	840	50,677
SpartanNash Co.	1,188	25,245
[a] The Chefs' Warehouse Inc.	828	11,244
Tootsie Roll Industries Inc.	492	16,861
Universal Corp.	840	35,708
[a] USANA Health Sciences Inc.	204	14,980
Vector Group Ltd.	4,248	42,735
Village Super Market Inc., A	372	10,312
WD-40 Co.	552	109,462
Weis Markets Inc.	396	19,847
		928,245
Energy 0.6%
Arch Resources Inc.	432	12,273
Berry Corp.	1,416	6,839
[a] CONSOL Energy Inc.	948	4,806
CVR Energy Inc.	768	15,445
DHT Holdings Inc.	1,908	9,788
Evolution Petroleum Corp.	612	1,714
Frontline Ltd.	1,932	13,485
[a] Penn Virginia Corp.	324	3,088
[a] Renewable Energy Group Inc.	684	16,950
Solaris Oilfield Infrastructure Inc.	660	4,897
		89,285
Financials 8.6%
1st Source Corp.	444	15,797
[a] Amerant Bancorp Inc.	504	7,580
Amerisafe Inc.	492	30,091
Ames National Corp.	288	5,685
Arrow Financial Corp.	396	11,773
Banco Latinoamericano de Comercio Exterior SA	912	10,488
BanCorpSouth Bank	1,488	33,837
Bar Harbor Bankshares	420	9,404
Berkshire Hills Bancorp Inc.	780	8,596
Cadence Bancorp	3,636	32,215
[a] California Bancorp Inc.	132	1,967
Carter Bank & Trust	336	2,712
Central Pacific Financial Corp.	684	10,965
Citizens & Northern Corp.	372	7,682
Citizens Holding Co.	84	2,100
Codorus Valley Bancorp Inc.	264	3,651

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Cohen & Steers Inc.	780	53,079
Community Trust Bancorp Inc.	240	7,862
Donegal Group Inc.	372	5,290
Enterprise Bancorp Inc.	132	3,144
ESSA Bancorp Inc.	276	3,842
Essent Group Ltd.	3,384	122,738
[a] EZCORP Inc., A	1,656	10,433
FBL Financial Group Inc., A	168	6,030
Federated Hermes Inc., B	3,144	74,513
Financial Institutions Inc.	516	9,603
First Bancorp Inc.	300	6,510
First Bancorp Puerto Rico	5,436	30,387
First Business Financial Services Inc.	144	2,369
GAIN Capital Holdings Inc.	312	1,878
[a] Genworth Financial Inc., A	16,152	37,311
German American Bancorp Inc.	384	11,942
Great Western Bancorp Inc.	900	12,384
Greene County Bancorp Inc.	108	2,408
Hamilton Lane Inc., A	396	26,678
Hanmi Financial Corp.	492	4,777
Hawthorn Bancshares Inc.	161	3,166
Heritage Financial Corp.	1,128	22,560
Houlihan Lokey Inc.	696	38,725
[b] Invesco Mortgage Capital	4,579	17,125
James River Group Holdings Ltd.	948	42,660
Kinsale Capital Group Inc.	360	55,876
LCNB Corp.	396	6,320
[a] MainStreet Bancshares Inc.	120	1,584
Middlefield Banc Corp.	96	1,992
Midwestone Financial Group Inc.	444	8,880
Moelis & Co., A	912	28,418
National Western Life Group Inc., A	96	19,506
NBT Bancorp Inc.	684	21,040
Nelnet Inc., A	576	27,498
Northfield Bancorp Inc.	1,536	17,695
Northwest Bancshares Inc.	3,576	36,565
Norwood Financial Corp.	168	4,165
Ohio Valley Banc Corp.	60	1,353
[a] Oportun Financial Corp.	312	4,193
Penns Woods Bancorp Inc.	216	4,905
Peoples Bancorp Inc.	300	6,384
Peoples Financial Services Corp.	216	8,249
PJT Partners Inc., A	420	21,563
Premier Financial Bancorp Inc.	432	5,538
ProAssurance Corp.	1,008	14,586
Protective Insurance Corp., B	288	4,340
Provident Financial Services Inc.	2,016	29,131
Pzena Investment Management Inc., A	516	2,807
RBB Bancorp	264	3,604
Red River Bancshares Inc.	120	5,267
Salisbury Bancorp Inc.	36	1,476
Silvercrest Asset Management Group Inc., A	300	3,813
Southern Missouri Bancorp Inc.	216	5,249
Stewart Information Services Corp.	660	21,457
[a] SWK Holdings Corp.	60	719
The Bank of Princeton	132	2,651
Tompkins Financial Corp.	492	31,867
TrustCo Bank Corp. NY	3,216	20,357
United Fire Group Inc.	612	16,958
United Security Bancshares	348	2,328
Value Line Inc.	36	972
Waddell & Reed Financial Inc., A	1,932	29,965
Washington Trust Bancorp Inc.	276	9,039
[a] Watford Holdings Ltd.	480	8,011

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

West Bancorp Inc.	504	8,815
Westamerica BanCorp	420	24,116
Westwood Holdings Group Inc.	288	4,536
		1,285,745
Health Care 10.5%
[a] Addus Homecare Corp.	432	39,986
[a] AMN Healthcare Services Inc.	1,632	73,832
[a] AtriCure Inc.	1,272	57,176
Atrion Corp.	48	30,576
[a] Axogen Inc.	576	5,322
[a] Biospecifics Technologies Corp.	192	11,766
[a] Cardiovascular Systems Inc.	1,272	40,132
[a] Catalyst Pharmaceuticals Inc.	1,728	7,983
[a] Champions Oncology Inc.	120	1,147
[a] Coherus Biosciences Inc.	888	15,860
[a] Community Health Systems Inc.	2,724	8,199
CONMED Corp.	828	59,608
[a] Corcept Therapeutics Inc.	3,504	58,937
[a] CorVel Corp.	276	19,566
[a] Cross Country Healthcare Inc.	984	6,061
[a] Eagle Pharmaceuticals Inc.	300	14,394
[a] Electromed Inc.	120	1,847
[a] Emergent BioSolutions Inc.	684	54,091
[a] Enanta Pharmaceuticals Inc.	612	30,728
[a] Fonar Corp.	96	2,052
[a] Hanger Inc.	1,176	19,475
[a] InfuSystem Holdings Inc.	228	2,631
[a] Inogen Inc.	528	18,755
Invacare Corp.	732	4,663
[a] iRadimed Corp.	156	3,621
[a] Ironwood Pharmaceuticals Inc.	2,772	28,607
[a] Jounce Therapeutics Inc.	264	1,822
[a] Lantheus Holdings Inc.	984	14,071
LeMaitre Vascular Inc.	576	15,206
[a] Lexicon Pharmaceuticals Inc.	660	1,317
[a] LHC Group Inc.	912	158,980
Luminex Corp.	648	21,079
[a] Meridian Bioscience Inc.	1,536	35,773
[a] Merit Medical Systems Inc.	1,800	82,170
Mesa Laboratories Inc.	96	20,813
[a] Milestone Scientific Inc.	540	1,053
[a] Misonix Inc.	324	4,397
[a] Myriad Genetics Inc.	2,124	24,086
National Healthcare Corp.	456	28,929
National Research Corp., A	444	25,845
[a] Neogen Corp.	828	64,253
[a] NuVasive Inc.	1,488	82,822
[a] Omeros Corp.	792	11,658
[a] OraSure Technologies Inc.	972	11,304
[a] Orthofix International Nv	600	19,200
Patterson Cos. Inc.	2,580	56,760
Phibro Animal Health Corp.	744	19,545
[a] Prestige Consumer Healthcare Inc.	1,596	59,946
[a] Repro-Med Systems Inc.	432	3,879
[a] Sharps Compliance Corp.	216	1,518
Simulations Plus Inc.	444	26,560
[a] STAAR Surgical Co.	720	44,309
[a] Supernus Pharmaceuticals Inc.	1,788	42,465
[a] Surmodics Inc.	204	8,821
[a] Tactile Systems Technology Inc.	660	27,344
[a] The Joint Corp.	372	5,680
Utah Medical Products Inc.	108	9,571
[a] Viemed Healthcare Inc.	540	5,184

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Vocera Communications Inc.	960	20,352
[a] Zynex Inc.	264	6,566
		1,580,293
Industrials 19.5%
ABM Industries Inc.	2,148	77,972
Acco Brands Corp.	2,640	18,744
[a] Advanced Disposal Services Inc.	2,532	76,390
[a] Aegion Corp.	708	11,236
[a] Air Transport Services Group Inc.	912	20,310
Alamo Group Inc.	288	29,560
Allegiant Travel Co.	408	44,558
Allied Motion Technologies Inc.	240	8,472
[a] Alpha Pro Tech Ltd.	192	3,398
Applied Industrial Technologies Inc.	1,440	89,842
BG Staffing Inc.	336	3,803
[a] BMC Stock Holdings Inc.	1,872	47,062
Brady Corp., A	1,764	82,590
[a] Builders FirstSource Inc.	3,228	66,820
[a] Casella Waste Systems Inc., A	1,140	59,417
[a,b] Cimpress PLC	612	46,720
CompX International Inc.	48	663
Costamare Inc.	1,092	6,071
[a] Covenant Transportation Group Inc., A	420	6,061
CRA International Inc.	168	6,636
CSW Industrials Inc.	396	27,368
Deluxe Corp.	1,524	35,875
Douglas Dynamics Inc.	648	22,758
Ennis Inc.	864	15,673
Exponent Inc.	1,980	160,241
Forward Air Corp.	996	49,621
[a] Foundation Building Materials Inc.	588	9,179
[a] Franklin Covey Co.	348	7,447
Franklin Electric Co. Inc.	1,080	56,722
[a] GMS Inc.	876	21,541
H&E Equipment Services Inc.	852	15,745
Healthcare Services Group Inc.	2,256	55,182
Heartland Express Inc.	1,620	33,728
Heidrick & Struggles International Inc.	780	16,864
[a] Heritage-Crystal Clean Inc.	612	10,685
Herman Miller Inc.	2,112	49,864
Hillenbrand Inc.	2,052	55,548
HNI Corp.	1,572	48,056
Hurco Cos. Inc.	156	4,363
Hyster-Yale Materials Handling Inc.	300	11,598
ICF International Inc.	612	39,676
[a] IES Holdings Inc.	132	3,058
Insperity Inc.	1,200	77,676
Interface Inc.	1,680	13,675
John Bean Technologies Corp.	780	67,096
Kadant Inc.	372	37,073
KAR Auction Services Inc.	2,124	29,226
Kelly Services Inc., A	1,068	16,890
Kforce Inc.	840	24,570
Kimball International Inc., B	1,320	15,259
Knoll Inc.	1,740	21,211
Korn Ferry	2,160	66,377
[a] Lawson Products Inc.	168	5,420
LSI Industries Inc.	384	2,484
Marten Transport Ltd.	708	17,813
[a] Mastech Digital Inc.Mastech Digital Inc.	60	1,556
McGrath RentCorp	756	40,832
Miller Industries Inc.	348	10,360
Moog Inc., A	972	51,497

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

National Presto Industries Inc.	156	13,633
Omega Flex Inc.	108	11,426
[a] P.A.M. Transportation Services Inc.	60	1,845
Park-Ohio Holdings Corp.	132	2,190
Preformed Line Products Co.	84	4,201
[a] Radiant Logistics Inc.	1,140	4,480
Rush Enterprises Inc., B	132	4,707
[a] SAIA Inc.	1,020	113,404
Simpson Manufacturing Co. Inc.	1,488	125,528
[a] SiteOne Landscape Supply Inc.	984	112,146
Standex International Corp.	372	21,409
Steelcase Inc., A	3,168	38,206
Systemax Inc.	408	8,380
Tennant Co.	576	37,446
Tetra Tech Inc.	1,188	93,995
[a] Transcat Inc.	216	5,586
UFP Industries Inc.	1,356	67,136
UniFirst Corp.	468	83,749
Universal Logistics Holdings Inc.	252	4,380
[a] US Xpress Enterprises Inc., A	708	4,248
[a] Vectrus Inc.	180	8,843
[a] Vicor Corp.	552	39,716
Watts Water Technologies Inc., A	828	67,068
Werner Enterprises Inc.	2,196	95,592
		2,925,446
Information Technology 13.6%
[a] A10 Networks Inc.	1,872	12,748
[a] Alarm.com Holdings Inc.	1,404	90,993
[a,b] Altair Engineering Inc.	1,212	48,177
American Software Inc., A	948	14,941
[a] Appfolio Inc.	384	62,481
[a] Avid Technology Inc.	996	7,241
Badger Meter Inc.	924	58,138
[a] Calix Inc.	744	11,086
[a] CEVA Inc.	696	26,044
[a] ChannelAdvisor Corp.	864	13,686
[a] CommVault Systems Inc.	1,356	52,477
CSG Systems International Inc.	1,188	49,171
[a] CyberOptics Corp.	120	3,865
Daktronics Inc.	1,152	5,011
[a] Digi International Inc.	576	6,710
[a] eGain Corp.	636	7,066
[a] ePlus Inc.	396	27,989
EVERTEC Inc.	1,764	49,568
[a] Genasys Inc.	504	2,449
GlobalSCAPE Inc.	276	2,691
Hackett Group Inc.	828	11,211
[a] Information Services Group Inc.	1,020	2,111
[a] Insight Enterprises Inc.	1,140	56,088
[a] Intelligent Systems Corp.	156	5,317
[a] Iteris Inc.	1,272	6,048
[a] J2 Global Inc.	1,752	110,744
[a] Lattice Semiconductor Corp.	2,076	58,938
[a] Majesco	204	1,603
ManTech International Corp., A	888	60,819
MAXIMUS Inc.	1,728	121,738
Methode Electronics Inc.	552	17,256
[a] MicroStrategy Inc.	276	32,648
[a] Mimecast Ltd.	864	35,994
[a] MobileIron Inc.	2,544	12,542
[a] Napco Security Technologies Inc.	384	8,982
NIC Inc.	2,352	54,002
[a] Novanta Inc.	1,104	117,874

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

NVE Corp.	156	9,646
[a] OSI Systems Inc.	420	31,349
PC Connection Inc.	360	16,690
PCTEL Inc.	264	1,764
[a] Ping Identity Holding Corp.	252	8,087
Power Integrations Inc.	516	60,955
Progress Software Corp.	1,260	48,825
QAD Inc., A	336	13,870
[a] Qualys Inc.	1,200	124,824
[a] Quantum Corp.	456	1,760
[a] Rimini Street Inc.	408	2,101
[a] Rosetta Stone Inc.	696	11,735
[a] Semtech Corp.	1,704	88,983
[a] Silicon Laboratories Inc.	1,392	139,576
[a] Smith Micro Software Inc.	564	2,515
[a] SPS Commerce Inc.	1,212	91,045
[a] Sykes Enterprises Inc.	924	25,558
Vishay Intertechnology Inc.	3,636	55,522
Xperi Holding Corp.	2,112	31,173
		2,032,425
Materials 2.0%
Advanced Emissions Solutions Inc.	480	2,328
Caledonia Mining Corp PLC	192	3,326
FutureFuel Corp.	396	4,732
Greif Inc., A	828	28,492
Greif Inc., B	192	8,031
Myers Industries Inc.	1,128	16,413
Orion Engineered Carbons SA	1,404	14,868
Quaker Chemical Corp.	348	64,606
Schweitzer-Mauduit International Inc.	996	33,276
Sensient Technologies Corp.	1,296	67,599
Stepan Co.	336	32,626
Warrior Met Coal Inc.	1,488	22,900
		299,197
Professional Services 0.1%
Resources Connection Inc.	1,212	14,508
Real Estate 6.2%
Agree Realty Corp.	1,368	89,891
American Assets Trust Inc.	1,320	36,749
CoreCivic Inc.	3,696	34,595
CorePoint Lodging Inc.	696	2,930
DiamondRock Hospitality Co.	5,376	29,729
Diversified Healthcare Trust	3,708	16,408
Franklin Street Properties Corp.	3,180	16,186
Healthcare Realty Trust Inc.	2,076	60,806
Kite Realty Group Trust	1,356	15,648
Lexington Realty Trust	8,448	89,126
Monmouth Real Estate Investment Corp., A	2,640	38,254
Newmark Group Inc.	2,160	10,498
Piedmont Office Realty Trust Inc., A	1,932	32,090
Preferred Apartment Communities Inc., A	1,704	12,950
PS Business Parks Inc.	732	96,917
QTS Realty Trust Inc., A	1,752	112,286
RE/MAX Holdings Inc., A	624	19,612
Realogy Holdings Corp.	3,216	23,831
Retail Properties of America Inc., A	3,456	25,298
Retail Value Inc.	276	3,411
RPT Realty	2,628	18,291
Summit Hotel Properties Inc.	2,748	16,296
[b] Tanger Factory Outlet Centers Inc.	2,736	19,508
The RMR Group Inc., A	252	7,426
Uniti Group Inc.	3,012	28,162

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Universal Health Realty Income Trust	384	30,524
Urstadt Biddle Properties, A	948	11,262
Whitestone REIT	1,140	8,288
Xenia Hotels & Resorts Inc.	1,872	17,466
		924,438
Utilities 6.6%
American States Water Co.	1,260	99,074
Artesian Resources Corp., A	240	8,710
Avista Corp.	2,064	75,109
Black Hills Corp.	1,824	103,348
California Water Service Group	1,596	76,129
Clearway Energy Inc., A	1,092	22,899
Clearway Energy Inc., C	2,304	53,130
Consolidated Water Co. Ltd.	324	4,675
El Paso Electric Co.	1,320	88,440
Genie Energy Ltd., B	408	3,003
Global Water Resources Inc.	348	3,668
MGE Energy Inc.	1,116	71,993
NorthWestern Corp.	1,404	76,546
PNM Resources Inc.	2,388	91,795
SJW Group	780	48,446
Southwest Gas Holdings Inc.	1,704	117,661
Spark Energy Inc., A	396	2,800
Unitil Corp.	444	19,900
York Water Co.	420	20,143
		987,469
Total Investments before Short Term Investments (Cost $16,405,503)		14,962,320
Short Term Investments (Cost $364,623) 2.5%
Investments from Cash Collateral Received for Loaned Securities 2.5%
Money Market Funds 2.5%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	364,623	364,623

Total Investments (Cost $16,770,126) 102.4%		15,326,943

Other Assets, less Liabilities (2.4)%		(352,590)
Net Assets 100.0%		$14,974,353

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2020.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust
RMR	-	Residential Mortgage Revenue

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 0.7%
[a] Kratos Defence & Security Solutions Inc.	United States	3,084	$48,203
Air Freight & Logistics 0.9%
ZTO Express Cayman Inc., ADR	China	1,729	63,471
Capital Markets 0.4%
[a] XP Inc., A	Brazil	688	28,903
Diversified Consumer Services 2.5%
[a] Chegg Inc.	United States	1,909	128,399
[a] New Oriental Education & Technology Group Inc., ADR	China	376	48,967
			177,366
Entertainment 9.1%
Activision Blizzard Inc.	United States	840	63,756
[a] Electronic Arts Inc.	United States	396	52,292
[a] Netflix Inc.	United States	132	60,065
[a] Sea Ltd., ADR	Taiwan	3,857	413,625
[a] Zynga Inc., A	United States	6,065	57,860
			647,598
Equity Real Estate Investment Trusts (REITs) 0.7%
Prologis Inc.	United States	536	50,025
Health Care Technology 2.7%
[a] Livongo Health Inc.	United States	1,064	80,002
[a] Teladoc Inc.	United States	608	116,031
			196,033
Interactive Media & Services 4.5%
[a] Facebook Inc., A	United States	277	62,899
[a] Match Group Inc.	United States	664	71,081
Tencent Holdings Ltd.	China	2,861	184,053
			318,033
Internet & Direct Marketing Retail 29.5%
[a] Alibaba Group Holding Ltd., ADR	China	1,433	309,098
[a] Amazon.com Inc.	United States	153	422,099
[a] boohoo Group PLC	United Kingdom	6,381	32,484
[a] Chewy Inc., A	United States	2,309	103,189
[a] Delivery Hero SE	Germany	569	58,130
[a] Etsy Inc.	United States	1,164	123,652
[a] Fiverr International Ltd.	Israel	3,129	230,983
[a] JD.com Inc., ADR	China	2,501	150,510
[a,b] Meituan Dianping, B, Reg S	China	3,708	82,241
[a] MercadoLibre Inc.	Argentina	292	287,845
[a] Ocado Group PLC	United Kingdom	2,501	62,670
[a] Pinduoduo Inc., ADR	China	1,445	124,039
[a] Zalando SE	Germany	1,012	71,357
Zozo Inc.	Japan	1,700	37,755
			2,096,052
IT Services 26.1%
[a] Adyen NV, ADR	Netherlands	5,521	161,489
[a] Afterpay Ltd.	Australia	1,349	56,647
Jack Henry & Associates Inc.	United States	268	49,320
Mastercard Inc., A	United States	409	120,941
[a] Okta Inc., A	United States	676	135,356
[a] PagSeguro Digital Ltd., A	Brazil	721	25,480
[a] PayPal Holdings Inc.	United States	1,428	248,800
[a] Shopify Inc., A	Canada	476	451,819
[a] Square Inc., A	United States	1,552	162,867
[a] Twilio, Inc., A	United States	464	101,811
[a] Tyro Payments Ltd.	Australia	9,993	24,081

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

Visa Inc., A	United States	620	119,765
[a] Wix.com Ltd.	Israel	792	202,926
			1,861,302
Leisure Equipment & Products 1.2%
[a] Peloton Interactive Inc., A	United States	1,513	87,406
Professional Services 1.2%
[a] CoStar Group Inc.	United States	77	54,722
TransUnion	United States	361	31,421
			86,143
Real Estate Management & Development 0.7%
[a] Redfin Corp.	United States	1,172	49,118
Road & Rail 2.0%
[a] Lyft Inc., A	United States	860	28,389
[a] Uber Technologies Inc.	United States	3,668	114,001
			142,390
Software 15.5%
[a] Avalara Inc.	United States	1,805	240,228
[a] Bill.Com Holdings Inc.	United States	868	78,302
[a] Coupa Software Inc.	United States	989	273,993
[a] Crowdstrike Holdings, Inc., A	United States	748	75,017
[a] DocuSign Inc.	United States	1,245	214,401
[a] Manhattan Associates Inc.	United States	736	69,331
[a] Q2 Holdings Inc.	United States	664	56,965
[a] salesforce.com Inc.	United States	325	60,882
[a] Zendesk Inc.	United States	368	32,579
			1,101,698
Specialty Retail 1.1%
[a] Carvana Co.	United States	640	76,928
Textiles, Apparel & Luxury Goods 0.9%
NIKE Inc., B	United States	633	62,066
Total Investments (Cost $5,696,222) 99.7%			7,092,735

Other Assets, less Liabilities 0.3%			20,122
Net Assets 100.0%			$7,112,857

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $82,241, representing 1.2% of net assets.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 98.1%
Biotechnology 31.9%
[a] Alnylam Pharmaceuticals Inc.	United States	374	$55,393
[a] Amicus Therapeutics Inc.	United States	2,527	38,107
[a] BioNTech SE, ADR	Germany	634	42,313
[a] Bluebird Bio Inc.	United States	232	14,161
[a] Cellectis SA, ADR	France	1,007	17,925
[a] CRISPR Therapeutics AG	Switzerland	1,511	111,043
[a] Editas Medicine Inc.	United States	2,221	65,697
[a] Exact Sciences Corp.	United States	693	60,249
[a] Fate Therapeutics Inc.	United States	413	14,170
[a] Homology Medicines Inc.	United States	964	14,643
[a] Intellia Therapeutics Inc.	United States	4,049	85,110
[a] Ionis Pharmaceuticals Inc.	United States	470	27,711
[a] Iovance Biotherapeutics Inc.	United States	1,446	39,693
[a] Krystal Biotech Inc.	United States	452	18,722
[a] Natera Inc.	United States	1,431	71,350
[a] Prevail Therapeutics Inc.	United States	906	13,499
[a] REGENXBIO Inc.	United States	262	9,650
[a] Rocket Pharmaceuticals Inc.	United States	803	16,807
[a] Sarepta Therapeutics Inc.	United States	109	17,477
[a] Ultragenyx Pharmaceutical Inc.	United States	223	17,443
[a] uniQure N.V.	Netherlands	1,394	62,814
[a] Veracyte Inc.	United States	2,140	55,426
[a] Vertex Pharmaceuticals Inc.	United States	383	111,189
			980,592
Health Care Equipment & Supplies 6.9%
Biomerieux	France	443	60,851
[a] CryoPort Inc.	United States	1,475	44,619
[a] Quidel Corp.	United States	480	107,395
			212,865
Health Care Providers & Services 1.6%
[a] Guardant Health Inc.	United States	610	49,489
Health Care Technology 9.9%
[a] Livongo Health Inc.	United States	1,388	104,364
[a] Teladoc Inc.	United States	426	81,298
[a] Veeva Systems Inc.	United States	506	118,616
			304,278
Life Sciences Tools & Services 40.9%
[a] 10X Genomics Inc., A	United States	331	29,562
Agilent Technologies Inc.	United States	956	84,482
Bio-Techne Corp.	United States	104	27,463
Bruker Corp.	United States	1,077	43,812
[a] Charles River Laboratories International Inc.	United States	357	62,243
[a] Compugen Ltd.	Israel	3,208	47,124
[a] Evotec SE	Germany	2,989	81,242
[a] ICON PLC	Ireland	311	52,391
[a] Illumina Inc.	United States	362	134,067
[a] IQVIA Holdings Inc.	United States	196	27,808
Lonza Group AG	Switzerland	245	129,333
Luminex Corp.	United States	793	25,796
[a] NanoString Technologies Inc.	United States	759	22,277
[a] NeoGenomics Inc.	United States	1,770	54,835
[a] Pacific Biosciences of California Inc.	United States	4,041	13,941
PerkinElmer Inc.	United States	309	30,310
[a] PRA Health Sciences Inc.	United States	456	44,364
[a] Repligen Corp.	United States	994	122,868
Thermo Fisher Scientific Inc.	United States	218	78,990

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Wuxi Biologics Cayman Inc.	China	8,000	146,366
			1,259,274
Pharmaceuticals 3.7%
Bayer AG	Germany	304	22,463
[a] Catalent Inc.	United States	1,242	91,039
			113,502
Semiconductors & Semiconductor Equipment 2.1%
NVIDIA Corp.	United States	166	63,065
Software 1.1%
[a] Model N Inc.	United States	1,016	35,316
Total Investments (Cost $2,405,274) 98.1%			3,018,381
Other Assets, less Liabilities 1.9%			57,149
Net Assets 100.0%			$3,075,530

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2020 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 5.2%
[a] Aerovironment Inc.	United States	382	$30,419
[a] Axon Enterprise Inc.	United States	934	91,653
[a] Kratos Defence & Security Solutions Inc.	United States	1,543	24,117
			146,189
Air Freight & Logistics 1.8%
[a] XPO Logistics Inc.	United States	300	23,175
ZTO Express Cayman Inc., ADR	China	743	27,276
			50,451
Auto Components 0.5%
Aptiv PLC	United States	194	15,117
Automobiles 6.4%
[a] Tesla Inc.	United States	167	180,328
Building Products 1.0%
Allegion PLC	United States	131	13,391
Johnson Controls International PLC	United States	430	14,680
			28,071
Communications Equipment 0.9%
Motorola Solutions Inc.	United States	193	27,045
Electrical Equipment 3.0%
Eaton Corp., PLC	United States	164	14,347
Rockwell Automation Inc.	United States	140	29,820
Schneider Electric SE	France	234	25,987
[a] Sensata Technologies Holding PLC	United States	370	13,775
			83,929
Electronic Equipment, Instruments & Components 8.8%
Amphenol Corp., A	United States	261	25,007
Cognex Corp.	United States	267	15,945
Keyence Corp.	Japan	142	59,269
[a] Keysight Technologies Inc.	United States	512	51,599
TE Connectivity Ltd.	Switzerland	289	23,568
[a] Zebra Technologies Corp., A	United States	292	74,738
			250,126
Health Care Equipment & Supplies 18.4%
[a] Align Technology Inc.	United States	61	16,741
[a] DexCom Inc.	United States	179	72,567
[a] Insulet Corp.	United States	277	53,810
[a] Intuitive Surgical Inc.	United States	223	127,072
[a] iRhythm Technologies Inc.	United States	491	56,902
[a] Masimo Corp.	United States	237	54,034
[a] Nevro Corp.	United States	201	24,013
[a] Novocure Ltd.	United States	655	38,841
ResMed Inc.	United States	287	55,104
Stryker Corp.	United States	126	22,704
			521,788
Health Care Technology 4.3%
[a] Inspire Medical Systems Inc.	United States	311	27,063
[a] Livongo Health Inc.	United States	1,272	95,642
			122,705
Industrial Conglomerates 1.0%
Roper Technologies Inc.	United States	73	28,343
Machinery 3.8%
Fortive Corp.	United States	176	11,908
Harmonic Drive Systems Inc.	Japan	300	16,434
Otis Worldwide Corp.	United States	45	2,559

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2020 (unaudited) (continued)

[a] Proto Labs Inc.	United States	558	62,758
YASKAWA Electric Corp.	Japan	400	13,811
			107,470
Semiconductors & Semiconductor Equipment 16.9%
Analog Devices Inc.	United States	217	26,613
Applied Materials Inc.	United States	417	25,208
ASML Holding N.V.	Netherlands	87	32,018
Brooks Automation Inc.	United States	714	31,587
Entegris Inc.	United States	471	27,812
Infineon Technologies AG	Germany	1,317	30,878
KLA Corp.	United States	169	32,867
Lam Research Corp.	United States	84	27,171
MKS Instruments Inc.	United States	121	13,702
NVIDIA Corp.	United States	220	83,580
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	883	50,128
Teradyne Inc.	United States	813	68,707
Texas Instruments Inc.	United States	210	26,664
			476,935
Software 22.8%
[a] Altair Engineering Inc.	United States	1,435	57,041
[a] ANSYS Inc.	United States	340	99,188
[a] Aspen Technology Inc.	United States	118	12,226
[a] Atlassian Corp. PLC, A	United States	155	27,942
[a] Autodesk Inc.	United States	524	125,336
[a] Cadence Design Systems Inc.	United States	654	62,758
Dassault Systemes	France	317	54,687
[a] PTC Inc.	United States	533	41,462
[a] Slack Technologies Inc., Class A	United States	844	26,240
[a] Synopsys Inc.	United States	382	74,490
[a] The Descartes Systems Group Inc.	Canada	1,194	62,830
			644,200
Technology Hardware, Storage & Peripherals 4.4%
Apple Inc.	United States	312	113,817
[a] Stratasys Ltd.	United States	716	11,356
			125,173
Total Investments (Cost $2,396,249) 99.2%			2,807,870

Other Assets, less Liabilities 0.8%			21,351
Net Assets 100.0%			$2,829,221

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open -end management investment company, consisting of forty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Systematic Style Premia
ETF's Statement of Investments have been consolidated and include the accounts of the Fund, Franklin Liberty Systematic Style
Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty
Systematic Style Premia ETF's investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Effective June 09, 2020, the Trust began offering share of Franklin Liberty U.S. Treasury Bond ETF Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High
Yield Corporate ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Aggregate Bond
ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF, Franklin Liberty Senior Loan
ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Core Bond, Franklin Liberty U.S. Low Volatility ETF,
Franklin Liberty U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and
Franklin Intelligent Machines ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be receiv ed to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4
p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m.
London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF,
Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF , Franklin Liberty Senior
Loan ETF and Franklin Liberty U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur betw een the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfo lio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’
NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties.
Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.
Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-
defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk.
A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Hong Kong ETF – Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE South Korea ETF – Futures
Franklin FTSE Switzerland ETF – Futures
Franklin FTSE Twain ETF – Futures
Franklin FTSE United Kingdom ETF – Futures
Franklin Liberty International Aggregate Bond ETF – Forwards
Franklin Liberty Investment Grade Corporate ETF – Futures
Franklin Liberty Systematic Style Premia ETF – Forwards, Futures, Swaps
Franklin Liberty U.S. Core Bond ETF – Futures
Franklin LibertyQ Emerging Markets ETF – Futures
Franklin LibertyQ Global Dividend ETF – Futures
Franklin LibertyQ International Equity Hedged ETF – Forwards
Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At June 30, 2020, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging
Markets ETF had 95.1% and 10.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, investments in affiliated management investment companies were as follows:

						Net Change in		Number of
		Value at				Unrealized		Shares
		Beginning			Realized	Appreciation	Value at	Held at	Investment
		of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	End of Period	End of Period	Income

Franklin FTSE Asia ex Japan ETF

Income from
securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$5,040	$86,285	$(79,450)	$-	$-	$11,875	11,875	$25

Franklin FTSE China ETF

Income from
securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$29,400	$3,304,015	$(3,178,953)	$-	$-	$154,462	154,463	$200

Franklin FTSE Europe ETF

Income from
securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$-	$405,745	$(405,745)	$-	$-	$-	-	$1,868

Franklin FTSE Europe Hedged ETF

Dividend
Non-Controlled Affiliates									Income

Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$1	$28,827	$(28,828)	$	- $	- $	-	-	$	*	-

Franklin FTSE Japan ETF

												Dividend
Non-Controlled Affiliates												Income
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$124,941	$3,721,306	$(3,845,534)	$	- $	- $	713	713			$(246)

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$-	$509,615	$(509,615)	$	- $	- $	-	-			$550

Total Affiliated Securities		$124,941	$4,230,921	$(4,355,149)	$	- $	- $	713	713			$304

Franklin FTSE Japan Hedged ETF

												Dividend
Non-Controlled Affiliates												Income
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$-	$64,798	$(26,733)	$	- $	- $	38,065	38,065	$	*	-

Franklin LibertyQ Emerging
Markets ETF

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$-	$131,440	$(83,840)	$	- $	- $	47,600	47,600			$105

Franklin LibertyQ Global Equity
ETF

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$-	$1,338,865	$(1,204,965)	$	- $	- $	133,900	133,900			$27

Franklin LibertyQ U.S. Equity ETF

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$911,900	$10,127,062	$(7,300,638)	$	- $	- $	3,738,324	3,738,324			$33,974

Franklin LibertyQ U.S. Mid Cap
Equity ETF

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$75,900	$282,870	$(259,970)	$	- $	- $	98,800	98,800			$1,221

Franklin LibertyQ U.S. Small Cap
Equity ETF

												Income from
												securities
Non-Controlled Affiliates												loaned
Institutional Fiduciary Trust	Money
Market Portfolio 0.00%		$131,291	$664,057	$(430,724)	$	- $	- $	364,624	364,623			$1,594

*Amount is less than $1.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the
Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$7,677,871	$341	$—		$7,678,212
India	1,592,109	—	579	[c]	1,592,688
South Korea	2,038,231	—	—		2,038,231
Other Equity Investments	5,819,939	—	1,972	[c]	5,821,911
Short-Term Investments	11,875	—	—		11,875
Total Investments in Securities	$17,140,025	$341	$2,551	[c]	$17,142,917

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Australia	$13,082,689	$20,799	$—		$13,103,488
Other Equity Investments	312,366	—	—		312,366
Total Investments in Securities	$13,395,055	$20,799	$—		$13,415,854

Franklin FTSE Brazil ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$123,771,638	$—	$—	$123,771,638
Other Financial Instruments:
Futures Contracts	$20,450	$—	$—	$20,450

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,751,185	$—	$—	$5,751,185

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$50,508,597	$—	$—	$50,508,597
Other Equity Investments	376,140	—	—	376,140
Short-Term Investments	154,463	—	—	154,463
Total Investments in Securities	$51,039,200	$—	$—	$51,039,200
Liabilities:
Other Financial Instruments:
Futures Contracts	$6,074	$—	$—	$6,074

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Italy	$7,237,781	$118,470	$—	$7,356,251
United Arab Emirates	—	—	—	—
Other Equity Investments	201,321,073	—	—	201,321,073
Total Investments in Securities	$208,558,854	$118,470	$—	$208,677,324
Other Financial Instruments:
Futures Contracts	$20,961	$—	$—	$20,961

Franklin FTSE Europe Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Italy	$149,646	$2,426	$—	$152,072
Other Equity Investments	4,156,391	—	—	4,156,391
Total Investments in Securities	$4,306,037	$2,426	$—	$4,308,463
Other Financial Instruments:
Forward Exchange Contracts	$—	$774	$—	$774
Futures Contracts	1,223	—	—	1,223
Total Other Financial Instruments	$1,223	$774	$—	$1,997
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$32,568	$—	$32,568

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,695,274	$—	$—	$6,695,274

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,232,724	$—	$—	$5,232,724

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,765,767	$—	$—	$16,765,767
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,413	$—	$—	$2,413

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$9,683,452	$—	$4,423	$9,687,875

Franklin FTSE Italy ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Italy	$2,749,498	$47,762	$—	$2,797,260
Other Equity Investments	232,126	—	—	232,126
Total Investments in Securities	$2,981,624	$47,762	$—	$3,029,386

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$390,785,032	$—	$—	$390,785,032
Short-Term Investments	713	—	—	713
Total Investments in Securities	$390,785,745	$—	$—	$390,785,745
Liabilities:
Other Financial Instruments:
Futures Contracts	$115,771	$—	$—	$115,771

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,684,520	$—	$—	$4,684,520
Short-Term Investments	38,065	—	—	38,065
Total Investments in Securities	$4,722,585	$—	$—	$4,722,585
Other Financial Instruments:
Forward Exchange Contracts	$—	$8,699	$—	$8,699
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$111	$—	$111
Futures Contracts	3,284	—	—	3,284
Total Other Financial Instruments	$3,284	$111	$—	$3,395

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,795,162	$—	$—	$1,795,162

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,952,722	$—	$—	$3,952,722

Franklin FTSE Russia ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,437,980	$—	$—	$12,437,980

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]

Equity Investments[b]	$2,261,120	$—	$—	$2,261,120

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,839,862	$—	$—	$1,839,862

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$—	$16,256	$—	$16,256
Other Equity Investments	15,998,213	—	—	15,998,213
Total Investments in Securities	$15,998,213	$16,256	$—	$16,014,469
Liabilities:
Other Financial Instruments:
Futures Contracts	$845	$—	$—	$845

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$37,185,360	$—	$—	$37,185,360
Other Financial Instruments:
Futures Contracts	$6,906	$—	$—	$6,906

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,928,816	$—	$—	$16,928,816
Other Financial Instruments:
Futures Contracts	$198	$—	$—	$198

Franklin FTSE United Kingdom ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$79,605,590	$—	$—	$79,605,590
Other Financial Instruments:
Futures Contracts	$4,259	$—	$—	$4,259

Franklin Liberty High Yield
Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$156,076,985	$—	$156,076,985
Short-Term Investments	—	5,430,000	—	5,430,000
Total Investments in Securities	$—	$161,506,985	$—	$161,506,985

Franklin Liberty Intermediate
Municipal Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$14,018,049	$—	$14,018,049

Franklin Liberty International
Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$9,717,928	—	$9,717,928
Foreign Government and Agency
Securities	—	185,671,850	—	185,671,850
Short-Term Investments	—	7,885,000	—	7,885,000
Total Investments in Securities	$—	$203,274,778	$—	$203,274,778
Other Financial Instruments:
Forward Exchange Contracts	$—	$690,363	$—	$690,363
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,992,217	$—	$3,992,217

Franklin Liberty Investment Grade
Corporate ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$885,822,491	$—	$885,822,491
Foreign Government and Agency
Securities	—	8,414,765	—	8,414,765
Short-Term Investments	—	8,325,000	—	8,325,000
Total Investments in Securities	$—	$902,562,256	$—	$902,562,256
Other Financial Instruments:
Futures Contracts	$60,418	$—	$—	$60,418
Liabilities:
Other Financial Instruments:
Futures Contracts	$218,223	$—	$—	$218,223

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$40,889,424	$—	$40,889,424

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities:[a]
Senior Floating Rate Interests	$—	$47,741,220	$—	$47,741,220
Asset-Backed Securities	—	4,738,021	—	4,738,021
Short-Term Investments	—	1,520,000	—	1,520,000
Total Investments in Securities	$—	$53,999,241	$—	$53,999,241

Franklin Liberty Systematic Style
Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$39,869,612	$—	$—	$39,869,612
Other Financial Instruments:
Forward Exchange Contracts	$—	$85,711	$—	$85,711
Futures Contracts	269,974	—	—	269,974
Swap Contracts	—	408,562	—	408,562
Total Other Financial Instruments	$269,974	$494,273	$—	$764,247
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$144,068	$—	$144,068
Futures Contracts	332,985	—	—	332,985
Total Other Financial Instruments	$332,985	$144,068	$—	$477,053

Franklin Liberty U.S. Core Bond ETF	Level 1	Level 2				Level 3	Total
Assets:
Investments in Securities: [a]
Corporate Bonds & Notes	$—	$528,956,894		$		— $	528,956,894
U.S. Government & Agency
Securities	—	526,113,333				—	526,113,333
Municipal Bonds	—	61,786,570				—	61,786,570
Mortgage-Backed Securities	—	386,787,425				—	386,787,425
Foreign Government and Agency
Securities	—	43,558,559				—	43,558,559
Asset-Backed Securities	—	33,436,161				—	33,436,161
Short-Term Investments	15,698,547	—				—	15,698,547
Total Investments in Securities	$15,698,547		$1,580,638,942	$	— $	1,596,337,489
Other Financial Instruments:
Futures Contracts	$62,727	$—		$		— $	62,727
Liabilities:
Other Financial Instruments:
Futures Contracts	$519,848	$—		$		— $	519,848

Franklin Liberty U.S. Low Volatility
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$100,453,980	$—				$—	$100,453,980
Short-Term Investments	—	495,000				—	495,000
Total Investments in Securities	$100,453,980	$495,000				$—	$100,948,980

Franklin Liberty U.S. Treasury Bond
ETF
Assets:
Investments in Securities:[a]
U.S. Government and Agency
Securities	$—	$222,537,121				$—	$222,537,121
Mortgage-Backed Securities	—	10,281,057				—	10,281,057
Short-Term Investments	11,216,875	—				—	11,216,875
Total Investments in Securities	$11,216,875	$232,818,178				$—	$244,035,053

Franklin LibertyQ Emerging Markets
ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,644,483	$—	$—	$24,644,483
Short-Term Investments	47,600	—	—	47,600
Total Investments in Securities	$24,692,083	$—	$—	$24,692,083
Other Financial Instruments:
Futures Contracts	$1,830	$—	$—	$1,830

Franklin LibertyQ Global Dividend
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$21,001,400	$—	$—	$21,001,400
Liabilities:
Other Financial Instruments:
Futures Contracts	$708	$—	$—	$708

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Australia	$612,507	$1,588	$—	$614,095
Other Equity Investments	11,631,727	—		11,631,727
Short-Term Investments	133,900	—	—	133,900
Total Investments in Securities	$12,378,134	$1,588	$—	$12,379,722

Franklin LibertyQ International
Equity Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Australia	$—	$4,674	$—	$4,674
Other Equity Investments	9,561,336	—	—	9,561,336
Total Investments in Securities	$9,561,336	$4,674	$—	$9,566,010
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,266	$—	$6,266
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$83,074	$—	$83,074

Franklin LibertyQ U.S. Equity ETF	Level 1	Level 2			Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,208,861,741	$—	$	— $	1,208,861,741
Short-Term Investments	3,738,324	—			—	3,738,324
Total Investments in Securities	$1,212,600,065	$—	$	— $	1,212,600,065
Liabilities:
Other Financial Instruments:
Futures Contracts	$20,966	$—	$		— $	20,966

Franklin LibertyQ U.S. Mid Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,311,380	$—			$—	$18,311,380
Short-Term Investments	98,800	—			—	98,800
Total Investments in Securities	$18,410,180	$—			$—	$18,410,180

Franklin LibertyQ U.S. Small Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,962,320	$—			$—	$14,962,320
Short-Term Investments	364,623	—			—	364,623
Total Investments in Securities	$15,326,943	$—			$—	$15,326,943

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,092,735	$—			$—	$7,092,735

Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,018,381	$—			$—	$3,018,381

Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,807,870	$—			$—	$2,807,870

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at June 30, 2020.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities.
Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

8. TOTAL RETURN SWAPS

Franklin Liberty Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

9. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2020, the Franklin Liberty Systematic
Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments.
June 30, 2020, the net assets of the FLSP Holdings Corporation were $1,885,500, representing 3.63% of the Fund's consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.